The U.S. Large Cap Value Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (8.2%)
	Activision Blizzard, Inc.	911,090	$69,762,161
	AT&T, Inc.	19,723,621	401,770,160
# *	Charter Communications, Inc., Class A	796	305,911
	Comcast Corp., Class A	13,738,104	540,594,392
# *	DISH Network Corp., Class A	110,428	1,589,059
	Electronic Arts, Inc.	9,653	1,242,148
#	Fox Corp., Class A	1,008,994	34,245,256
	Fox Corp., Class B	397,338	12,595,615
	Interpublic Group of Cos., Inc.	974,877	35,544,016
# *	Liberty Broadband Corp., Class A	27,366	2,452,541
*	Liberty Broadband Corp., Class C	199,990	17,955,102
# *	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,501,414
# *	Liberty Media Corp.-Liberty Formula One, Class C	78,309	5,544,277
*	Liberty Media Corp.-Liberty SiriusXM, Class A	156,619	6,361,864
*	Liberty Media Corp.-Liberty SiriusXM, Class C	357,358	14,401,527
#	Lumen Technologies, Inc.	4,018,696	21,098,154
# *	Madison Square Garden Entertainment Corp.	8,266	432,229
*	Meta Platforms, Inc., Class A	977,197	145,573,037
	News Corp., Class A	577,757	11,705,357
#	News Corp., Class B	64,856	1,325,657
#	Paramount Global, Class B	1,489,752	34,502,656
*	Take-Two Interactive Software, Inc.	24,929	2,822,711
*	T-Mobile U.S., Inc.	1,545,488	230,756,813
	Verizon Communications, Inc.	11,373,951	472,815,143
*	Walt Disney Co.	1,947,638	211,299,247
*	Warner Bros Discovery, Inc.	2,770,276	41,055,490
TOTAL COMMUNICATION SERVICES			2,320,251,937
CONSUMER DISCRETIONARY — (5.6%)
	Advance Auto Parts, Inc.	260,009	39,594,170
*	Aptiv PLC	231,684	26,201,144
	Aramark	803,405	35,775,625
	Autoliv, Inc.	269,146	24,793,729
	BorgWarner, Inc.	1,102,997	52,149,698
*	Capri Holdings Ltd.	26,730	1,777,278
# *	CarMax, Inc.	385,771	27,177,567
#	Dick's Sporting Goods, Inc.	20,800	2,719,808
*	Dollar Tree, Inc.	622,764	93,526,697
#	DR Horton, Inc.	2,494,501	246,182,304
	eBay, Inc.	266,481	13,190,809
	Ford Motor Co.	7,869,237	106,313,392
#	Garmin Ltd.	536,870	53,085,706
	General Motors Co.	4,532,565	178,220,456
	Gentex Corp.	994,834	29,357,551
	Genuine Parts Co.	7,025	1,178,935
#	Hasbro, Inc.	65,998	3,905,102
# *	Hyatt Hotels Corp., Class A	127,405	13,902,434
	Lear Corp.	317,608	46,300,894
#	Lennar Corp., Class A	1,099,280	112,566,272
#	Lennar Corp., Class B	37,985	3,280,385
#	Lithia Motors, Inc.	2,694	709,061
	LKQ Corp.	1,699,192	100,184,360
#	MGM Resorts International	1,566,881	64,884,542

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	347,126	$41,675,948
#	Penske Automotive Group, Inc.	60,642	7,751,260
	PulteGroup, Inc.	1,956,203	111,288,389
# *	Qurate Retail, Inc., Class A	63,525	163,894
#	Ralph Lauren Corp.	233,423	28,909,439
# *	Royal Caribbean Cruises Ltd.	572,051	37,148,992
#	Tapestry, Inc.	358,209	16,323,584
#	Whirlpool Corp.	476,476	74,134,901
TOTAL CONSUMER DISCRETIONARY			1,594,374,326
CONSUMER STAPLES — (4.9%)
	Archer-Daniels-Midland Co.	1,129,118	93,547,426
# *	BellRing Brands, Inc.	100,936	2,862,545
	Bunge Ltd.	584,509	57,924,842
	Campbell Soup Co.	75,598	3,925,804
	Casey's General Stores, Inc.	700	165,137
	Conagra Brands, Inc.	711,380	26,456,222
	Constellation Brands, Inc., Class A	303,632	70,296,881
*	Darling Ingredients, Inc.	500,847	33,201,148
	General Mills, Inc.	2,002,753	156,935,725
	Hormel Foods Corp.	256,007	11,599,677
	Ingredion, Inc.	6,180	635,304
	J M Smucker Co.	640,719	97,901,863
	Keurig Dr Pepper, Inc.	148,220	5,229,202
	Kroger Co.	3,346,505	149,354,518
#	McCormick & Co., Inc.	34,185	2,567,977
#	Molson Coors Beverage Co., Class B	450,930	23,709,899
	Mondelez International, Inc., Class A	2,373,367	155,313,137
*	Performance Food Group Co.	34,200	2,097,144
# *	Pilgrim's Pride Corp.	6,211	150,803
*	Post Holdings, Inc.	50,664	4,810,547
#	Seaboard Corp.	13	50,967
	Tyson Foods, Inc., Class A	1,698,335	111,665,526
# *	U.S. Foods Holding Corp.	808,080	30,812,090
	Walgreens Boots Alliance, Inc.	971,954	35,826,224
	Walmart, Inc.	2,215,042	318,678,093
TOTAL CONSUMER STAPLES			1,395,718,701
ENERGY — (15.0%)
# *	Antero Resources Corp.	543,816	15,683,653
	Baker Hughes Co.	95,536	3,032,313
#	Chesapeake Energy Corp.	198,413	17,206,375
	Chevron Corp.	4,902,962	853,213,447
	ConocoPhillips	5,185,429	631,948,232
	Coterra Energy, Inc.	973,521	24,367,231
	Devon Energy Corp.	761,239	48,140,754
	Diamondback Energy, Inc.	197,360	28,838,243
	EOG Resources, Inc.	1,168,138	154,486,251
#	EQT Corp.	356,304	11,640,452
	Exxon Mobil Corp.	10,969,289	1,272,547,217
	Halliburton Co.	1,279,480	52,740,166
	Hess Corp.	839,430	126,048,809
	HF Sinclair Corp.	253,216	14,407,990
	Kinder Morgan, Inc.	4,324,626	79,140,656
	Marathon Oil Corp.	1,253,145	34,423,893
	Marathon Petroleum Corp.	1,358,505	174,595,063
	Occidental Petroleum Corp.	1,487,423	96,370,136
	ONEOK, Inc.	676,852	46,350,825

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Ovintiv, Inc.	158,193	$7,787,841
	Phillips 66	744,812	74,682,299
	Pioneer Natural Resources Co.	481,859	110,996,221
	Schlumberger Ltd.	2,012,506	114,672,592
	Targa Resources Corp.	369,927	27,751,924
	Valero Energy Corp.	900,872	126,149,106
*	Vitesse Energy, Inc.	35,597	568,128
	Williams Cos., Inc.	3,720,143	119,937,410
TOTAL ENERGY			4,267,727,227
FINANCIALS — (20.3%)
	Aflac, Inc.	1,547,828	113,765,358
	Allstate Corp.	759,470	97,569,111
#	Ally Financial, Inc.	2,648,489	86,049,408
	American Financial Group, Inc.	296,963	42,343,954
	American International Group, Inc.	1,389,809	87,863,725
	Apollo Global Management, Inc.	140,437	9,940,131
*	Arch Capital Group Ltd.	521,287	33,544,818
	Assurant, Inc.	224,836	29,811,005
	Axis Capital Holdings Ltd.	3,443	215,429
	Bank of America Corp.	8,769,713	311,149,417
	Bank of New York Mellon Corp.	2,360,323	119,361,534
*	Berkshire Hathaway, Inc., Class B	1,859,637	579,314,118
	BOK Financial Corp.	6,114	614,457
	Capital One Financial Corp.	1,590,611	189,282,709
	Charles Schwab Corp.	3,700	286,454
	Chubb Ltd.	586,765	133,483,170
#	Cincinnati Financial Corp.	11,885	1,344,788
	Citigroup, Inc.	3,688,797	192,628,979
#	Citizens Financial Group, Inc.	922,786	39,975,090
#	CNA Financial Corp.	187,747	8,178,259
#	Comerica, Inc.	154,602	11,333,873
	Discover Financial Services	1,807	210,931
	East West Bancorp, Inc.	107,578	8,447,025
	Equitable Holdings, Inc.	10,374	332,694
	Everest Re Group Ltd.	88,971	31,112,269
#	F&G Annuities & Life, Inc.	8,261	177,281
	Fidelity National Financial, Inc.	121,493	5,349,337
	Fifth Third Bancorp	3,458,014	125,491,328
#	First Citizens BancShares, Inc., Class A	3,992	3,104,499
	First Horizon Corp.	75,600	1,869,588
#	Franklin Resources, Inc.	271,081	8,457,727
	Globe Life, Inc.	11,967	1,446,212
#	Goldman Sachs Group, Inc.	943,791	345,248,186
	Hartford Financial Services Group, Inc.	2,136,542	165,817,025
#	Huntington Bancshares, Inc.	3,221,658	48,872,552
	Jefferies Financial Group, Inc.	302,462	11,880,707
	JPMorgan Chase & Co.	7,608,558	1,064,893,778
	KeyCorp	3,701,040	71,022,958
	Lincoln National Corp.	138,066	4,891,678
	Loews Corp.	817,710	50,272,811
	M&T Bank Corp.	213,565	33,316,140
*	Markel Corp.	3,473	4,893,388
	MetLife, Inc.	456,228	33,313,769
	Morgan Stanley	3,174,676	308,991,215
	Northern Trust Corp.	100,620	9,757,121
	Old Republic International Corp.	745,739	19,680,052
	PNC Financial Services Group, Inc.	578,982	95,780,992
#	Principal Financial Group, Inc.	1,433,986	132,715,404

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Prosperity Bancshares, Inc.	10,200	$773,772
	Prudential Financial, Inc.	517,661	54,323,345
	Raymond James Financial, Inc.	2,229	251,364
	Regions Financial Corp.	5,559,337	130,866,793
	Reinsurance Group of America, Inc.	12,100	1,836,417
	RenaissanceRe Holdings Ltd.	3,923	767,692
	Signature Bank	400	51,580
	State Street Corp.	577,262	52,721,338
	Synchrony Financial	1,227,307	45,078,986
	Synovus Financial Corp.	13,039	546,986
	Travelers Cos., Inc.	1,016,670	194,305,970
	Truist Financial Corp.	2,880,479	142,266,858
	U.S. Bancorp	2,101,419	104,650,666
	Unum Group	30,296	1,273,341
	W R Berkley Corp.	6,265	439,427
	Webster Financial Corp.	51,100	2,690,415
	Wells Fargo & Co.	6,446,522	302,148,486
	Zions Bancorp NA	733,294	38,981,909
TOTAL FINANCIALS			5,749,377,799
HEALTH CARE — (15.4%)
	AbbVie, Inc.	6,116	903,639
	Baxter International, Inc.	771,310	35,241,154
	Becton Dickinson & Co.	268,042	67,605,553
*	Biogen, Inc.	507,315	147,577,934
*	Bio-Rad Laboratories, Inc., Class A	28,517	13,330,557
*	Boston Scientific Corp.	50,481	2,334,746
	Bristol-Myers Squibb Co.	2,696,576	195,906,246
*	Catalent, Inc.	154,991	8,299,768
*	Centene Corp.	751,586	57,300,917
*	Charles River Laboratories International, Inc.	2,300	559,475
	Cigna Corp.	998,289	316,128,178
	Cooper Cos., Inc.	16,950	5,914,364
	CVS Health Corp.	3,233,170	285,230,257
	Danaher Corp.	936,418	247,570,191
*	DaVita, Inc.	46,798	3,855,687
	Elevance Health, Inc.	688,153	344,069,619
#	Embecta Corp.	43,883	1,158,072
# *	Envista Holdings Corp.	11,130	433,959
*	GE HealthCare Technologies, Inc.	398,647	27,713,939
	Gilead Sciences, Inc.	2,211,205	185,608,548
# *	Henry Schein, Inc.	212,239	18,284,390
*	Hologic, Inc.	384,054	31,250,474
	Humana, Inc.	441,277	225,801,441
*	Incyte Corp.	57,883	4,928,159
*	Jazz Pharmaceuticals PLC	215,487	33,758,193
	Laboratory Corp. of America Holdings	661,405	166,753,429
	McKesson Corp.	122,974	46,567,794
	Medtronic PLC	2,002,037	167,550,477
	Merck & Co., Inc.	32,135	3,451,620
*	Moderna, Inc.	578,620	101,871,837
	PerkinElmer, Inc.	120,811	16,615,137
	Pfizer, Inc.	17,021,900	751,687,104
#	Quest Diagnostics, Inc.	907,567	134,755,548
*	Regeneron Pharmaceuticals, Inc.	157,922	119,779,099
	STERIS PLC	208,557	43,069,106
*	Syneos Health, Inc.	13,905	499,468
	Thermo Fisher Scientific, Inc.	640,073	365,052,834
*	United Therapeutics Corp.	91,266	24,018,473

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Universal Health Services, Inc., Class B	450,326	$66,742,817
*	Vertex Pharmaceuticals, Inc.	98,963	31,974,945
	Viatris, Inc.	2,860,265	34,780,822
	Zimmer Biomet Holdings, Inc.	365,895	46,593,069
TOTAL HEALTH CARE			4,382,529,039
INDUSTRIALS — (11.6%)
	AECOM	513,326	44,797,960
	AGCO Corp.	253,428	35,006,010
	AMETEK, Inc.	157,969	22,892,867
	Arcosa, Inc.	75,166	4,455,089
# *	Builders FirstSource, Inc.	589,989	47,022,123
*	CACI International, Inc., Class A	2,200	677,798
	Carlisle Cos., Inc.	315,528	79,153,354
	Carrier Global Corp.	2,075,473	94,496,286
	CSX Corp.	864,128	26,718,838
	Cummins, Inc.	542,409	135,352,742
	Deere & Co.	1,688	713,754
	Dover Corp.	413,060	62,714,900
	Eaton Corp. PLC	948,408	153,841,262
	FedEx Corp.	569,614	110,425,370
	Fortive Corp.	269,682	18,346,466
	Fortune Brands Innovations, Inc.	519,705	33,526,170
	General Dynamics Corp.	428,065	99,764,829
	General Electric Co.	1,195,941	96,249,332
# *	GXO Logistics, Inc.	655,800	34,318,014
	Howmet Aerospace, Inc.	1,388,729	56,507,383
	Hubbell, Inc.	31,089	7,116,583
	Huntington Ingalls Industries, Inc.	41,674	9,190,784
	Ingersoll Rand, Inc.	795,802	44,564,912
	Jacobs Solutions, Inc.	284,566	35,158,129
	Johnson Controls International PLC	1,557,033	108,322,786
	L3Harris Technologies, Inc.	243,736	52,359,367
	Leidos Holdings, Inc.	695,305	68,723,946
	ManpowerGroup, Inc.	2,452	213,716
	Masterbrand, Inc.	519,705	4,781,286
	MDU Resources Group, Inc.	20,335	628,555
*	Middleby Corp.	49,207	7,649,228
	Norfolk Southern Corp.	780,147	191,767,934
	Northrop Grumman Corp.	96,806	43,372,960
	nVent Electric PLC	13,164	523,269
	Oshkosh Corp.	2,394	241,267
	Otis Worldwide Corp.	1,224,040	100,652,809
	Owens Corning	520,448	50,301,299
	PACCAR, Inc.	1,377,619	150,587,533
	Parker-Hannifin Corp.	389,870	127,097,620
	Pentair PLC	1,017,055	56,324,506
	Quanta Services, Inc.	679,004	103,337,619
	Raytheon Technologies Corp.	1,645,634	164,316,555
	Regal Rexnord Corp.	41,600	5,790,720
	Republic Services, Inc.	1,829,777	228,392,765
#	Sensata Technologies Holding PLC	669,936	34,066,246
	Snap-on, Inc.	313,561	77,992,027
	Southwest Airlines Co.	1,425,158	50,977,902
#	Stanley Black & Decker, Inc.	576,859	51,519,277
# *	Sunrun, Inc.	36,102	948,761
	Textron, Inc.	1,250,411	91,092,441
	Trane Technologies PLC	315,207	56,459,878
	TransUnion	86,859	6,232,133

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	U-Haul Holding Co.	84,288	$5,649,825
	U-Haul Holding Co.	758,592	46,873,400
*	United Airlines Holdings, Inc.	230,778	11,298,891
*	United Rentals, Inc.	245,310	108,169,444
	Westinghouse Air Brake Technologies Corp.	313,561	32,550,767
TOTAL INDUSTRIALS			3,292,227,687
INFORMATION TECHNOLOGY — (7.7%)
*	Advanced Micro Devices, Inc.	477,783	35,905,392
*	Akamai Technologies, Inc.	121,238	10,784,120
#	Amdocs Ltd.	718,388	66,041,409
	Analog Devices, Inc.	620,247	106,353,753
*	Arrow Electronics, Inc.	388,892	45,690,921
#	Avnet, Inc.	5,178	237,567
*	Cerence, Inc.	658	16,134
*	Ciena Corp.	76,253	3,966,681
	Cognizant Technology Solutions Corp., Class A	1,994,361	133,123,597
	Concentrix Corp.	93,788	13,300,076
	Corning, Inc.	3,991,170	138,134,394
	Dolby Laboratories, Inc., Class A	16,857	1,341,143
*	DXC Technology Co.	324,844	9,332,768
	Fidelity National Information Services, Inc.	665,494	49,938,670
# *	First Solar, Inc.	93,364	16,581,446
*	Fiserv, Inc.	547,458	58,402,819
# *	Flex Ltd.	1,338,622	31,256,824
	Global Payments, Inc.	247,994	27,953,884
	Hewlett Packard Enterprise Co.	6,265,120	101,056,386
	HP, Inc.	9,328,511	271,832,810
	Intel Corp.	9,614,462	271,704,696
	International Business Machines Corp.	102,847	13,856,576
#	Jabil, Inc.	224,226	17,630,890
	Juniper Networks, Inc.	922,810	29,806,763
*	Kyndryl Holdings, Inc.	59,502	796,732
	Marvell Technology, Inc.	1,003,660	43,307,929
	Microchip Technology, Inc.	2,564	199,018
	Micron Technology, Inc.	3,670,413	221,325,904
#	MKS Instruments, Inc.	1,502	153,685
*	ON Semiconductor Corp.	691,788	50,811,829
*	PayPal Holdings, Inc.	178,531	14,548,491
*	Qorvo, Inc.	511,928	55,626,096
	Roper Technologies, Inc.	14,446	6,164,830
*	Salesforce, Inc.	633,045	106,332,569
	Skyworks Solutions, Inc.	309,482	33,940,891
	SS&C Technologies Holdings, Inc.	382,266	23,069,753
	TD SYNNEX Corp.	93,788	9,580,444
	TE Connectivity Ltd.	984,671	125,200,918
*	Teledyne Technologies, Inc.	30,642	13,000,175
*	Western Digital Corp.	887,149	38,990,199
TOTAL INFORMATION TECHNOLOGY			2,197,299,182
MATERIALS — (8.5%)
	Air Products & Chemicals, Inc.	334,631	107,252,582
	Albemarle Corp.	489,084	137,652,692
	Amcor PLC	1,177,510	14,200,771
# *	Arconic Corp.	21,469	504,736
	Ball Corp.	644	37,507
	Celanese Corp.	56,404	6,948,973
	CF Industries Holdings, Inc.	607,999	51,497,515

The U.S. Large Cap Value Series
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
# *	Cleveland-Cliffs, Inc.	409,416	$8,741,032
	Corteva, Inc.	1,046,714	67,460,717
	Dow, Inc.	2,737,901	162,494,424
	DuPont de Nemours, Inc.	544,663	40,277,829
	Eastman Chemical Co.	811,350	71,536,730
	FMC Corp.	25,480	3,392,152
	Freeport-McMoRan, Inc.	4,809,107	214,582,354
#	Huntsman Corp.	8,221	260,524
	International Flavors & Fragrances, Inc.	367,438	41,322,077
#	International Paper Co.	2,073,880	86,729,662
	Linde PLC	775,637	256,689,309
	LyondellBasell Industries NV, Class A	1,189,605	115,022,907
	Martin Marietta Materials, Inc.	193,622	69,634,216
	Mosaic Co.	838,015	41,515,263
	Newmont Corp.	2,114,647	111,928,266
	Nucor Corp.	1,985,067	335,516,024
#	Packaging Corp. of America	118,167	16,862,431
	PPG Industries, Inc.	2,452	319,594
	Reliance Steel & Aluminum Co.	434,112	98,738,774
#	Royal Gold, Inc.	6,364	808,419
	Sonoco Products Co.	14,629	893,978
	Steel Dynamics, Inc.	1,686,863	203,503,152
#	Sylvamo Corp.	130,611	6,207,941
	Valvoline, Inc.	139,743	5,122,978
	Vulcan Materials Co.	428,297	78,519,689
#	Westlake Corp.	370,962	45,535,586
	WestRock Co.	591,672	23,217,209
TOTAL MATERIALS			2,424,928,013
REAL ESTATE — (0.5%)
*	CBRE Group, Inc., Class A	995,226	85,101,775
*	Jones Lang LaSalle, Inc.	216,488	40,022,137
TOTAL REAL ESTATE			125,123,912
UTILITIES — (0.2%)
	NRG Energy, Inc.	1,165,655	39,888,714
	Vistra Corp.	1,080,745	24,921,980
TOTAL UTILITIES			64,810,694
TOTAL COMMON STOCKS Cost ($15,985,461,968)			27,814,368,517

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 4.180%	211,151,250	211,151,250
SECURITIES LENDING COLLATERAL — (1.3%)
@ §	The DFA Short Term Investment Fund	32,580,865	376,895,446
TOTAL INVESTMENTS — (100.0%)
(Cost $16,573,465,131)^^			$28,402,415,213

†	See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The U.S. Large Cap Value Series
CONTINUED
As of January 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	970	03/17/23	$196,149,672	$198,365,001	$2,215,329
Total Futures Contracts			$196,149,672	$198,365,001	$2,215,329
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,320,251,937	—	—	$2,320,251,937
Consumer Discretionary	1,594,374,326	—	—	1,594,374,326
Consumer Staples	1,395,718,701	—	—	1,395,718,701
Energy	4,267,727,227	—	—	4,267,727,227
Financials	5,749,377,799	—	—	5,749,377,799
Health Care	4,382,529,039	—	—	4,382,529,039
Industrials	3,292,227,687	—	—	3,292,227,687
Information Technology	2,197,299,182	—	—	2,197,299,182
Materials	2,424,928,013	—	—	2,424,928,013
Real Estate	125,123,912	—	—	125,123,912
Utilities	64,810,694	—	—	64,810,694
Temporary Cash Investments	211,151,250	—	—	211,151,250
Securities Lending Collateral	—	$376,895,446	—	376,895,446
Futures Contracts**	2,215,329	—	—	2,215,329
TOTAL	$28,027,735,096	$376,895,446	—	$28,404,630,542
** Valued at the unrealized appreciation/(depreciation) on the investment.

The DFA International Value Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (7.5%)
*	Allkem Ltd.	18,002	$167,129
*	AMP Ltd.	2,083,483	1,976,404
	Ampol Ltd.	37,110	804,763
	Ansell Ltd.	68,828	1,375,566
	Aurizon Holdings Ltd.	8,111,517	21,201,550
#	Australia & New Zealand Banking Group Ltd.	7,347,638	130,761,430
	Bank of Queensland Ltd.	1,687,416	8,344,018
	Beach Energy Ltd.	7,293,526	7,837,524
#	Bendigo & Adelaide Bank Ltd.	1,066,408	7,601,790
	BlueScope Steel Ltd.	3,217,376	43,873,684
	Boral Ltd.	1	2
	Challenger Ltd.	782,323	4,010,783
	Cleanaway Waste Management Ltd.	6,684,980	12,953,172
	Downer EDI Ltd.	1,598,814	4,278,512
	Evolution Mining Ltd.	4,135,415	9,397,335
	Fortescue Metals Group Ltd.	121,803	1,923,946
	Harvey Norman Holdings Ltd.	2,695,782	8,558,404
#	IGO Ltd.	185,805	1,931,493
	Incitec Pivot Ltd.	7,095,295	17,349,485
	Lendlease Corp. Ltd.	1,303,875	7,961,858
	National Australia Bank Ltd.	5,228,713	117,981,356
#	New Hope Corp. Ltd.	534,238	2,214,100
	Newcrest Mining Ltd.	1,789,020	28,425,908
	Nine Entertainment Co. Holdings Ltd.	1,462,623	2,116,166
	Northern Star Resources Ltd.	1,646,740	14,673,310
	Orica Ltd.	708,934	7,439,237
	Origin Energy Ltd.	3,364,446	17,863,760
	OZ Minerals Ltd.	779,352	15,436,507
	Premier Investments Ltd.	19,252	380,694
	QBE Insurance Group Ltd.	976,946	9,531,979
	Qube Holdings Ltd.	905,253	1,968,452
	Rio Tinto Ltd.	500,543	44,917,355
	Santos Ltd.	9,204,868	46,989,670
	Seven Group Holdings Ltd.	186,936	3,008,684
	Sonic Healthcare Ltd.	116,979	2,620,043
	South32 Ltd.	13,513,440	43,363,666
	Suncorp Group Ltd.	3,892,309	34,600,065
	TPG Telecom Ltd.	450,905	1,541,998
Ω	Viva Energy Group Ltd.	3,127,514	6,465,907
	Westpac Banking Corp.	6,919,852	116,432,518
	Whitehaven Coal Ltd.	5,022,173	29,862,527
#	Woodside Energy Group Ltd.	3,456,203	89,494,478
	Worley Ltd.	905,249	9,937,516
#	Yancoal Australia Ltd.	41,805	174,065
TOTAL AUSTRALIA			939,748,809
AUSTRIA — (0.1%)
	Erste Group Bank AG	239,423	9,084,698
*	Raiffeisen Bank International AG	24,847	447,051
TOTAL AUSTRIA			9,531,749
BELGIUM — (0.7%)
	Ageas SA	382,351	18,667,127
	KBC Group NV	557,629	41,302,059

The DFA International Value Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Solvay SA	209,383	$24,399,713
	UCB SA	14,206	1,166,378
TOTAL BELGIUM			85,535,277
CANADA — (9.5%)
#	Agnico Eagle Mines Ltd.	607,528	34,313,181
	AltaGas Ltd.	424,078	7,929,849
	ARC Resources Ltd.	1,055,555	12,264,763
	Bank of Montreal	1,333,134	134,166,597
#	Bank of Nova Scotia	2,546,098	137,822,728
	Barrick Gold Corp.	2,476,558	48,417,670
	Canadian Imperial Bank of Commerce	1,943,976	88,728,022
#	Cenovus Energy, Inc.	1,089,694	21,771,697
#	Endeavour Mining PLC	791,919	18,658,946
#	Fairfax Financial Holdings Ltd.	97,836	64,770,807
	First Quantum Minerals Ltd.	1,712,520	39,732,055
	Great-West Lifeco, Inc.	464,849	12,329,128
	iA Financial Corp., Inc.	322,981	19,936,439
	IGM Financial, Inc.	17,720	553,088
	Imperial Oil Ltd.	385,121	21,089,226
#	Kinross Gold Corp.	4,622,914	21,506,774
	Lundin Mining Corp.	2,996,201	22,676,145
#	Magna International, Inc.	752,818	48,888,001
#	Manulife Financial Corp.	2,453,743	48,578,017
*	MEG Energy Corp.	514,104	8,496,597
#	Nutrien Ltd.	1,029,036	85,193,874
	Onex Corp.	183,522	9,485,407
	Sun Life Financial, Inc.	131,778	6,619,209
	Suncor Energy, Inc.	3,330,441	115,616,400
#	Teck Resources Ltd.,Class B	2,053,944	88,935,649
	Tourmaline Oil Corp.	564,266	26,297,497
	West Fraser Timber Co. Ltd.	247,686	21,536,616
#	Whitecap Resources, Inc.	1,979,132	16,495,866
TOTAL CANADA			1,182,810,248
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	220,100	1,832,982
DENMARK — (2.0%)
	AP Moller - Maersk AS, Class A	6,364	13,561,362
	AP Moller - Maersk AS, Class B	7,912	17,210,907
	Carlsberg AS, Class B	349,092	49,557,664
	Chr Hansen Holding AS	158,680	11,716,124
	Danske Bank AS	945,349	19,694,991
*	Demant AS	108,509	3,071,532
	DSV AS	379,252	62,739,670
*	Genmab AS	20,848	8,170,257
	Rockwool AS, Class B	7,247	2,077,803
	ROCKWOOL AS, Class A	91	26,070
	Tryg AS	336,476	7,721,483
	Vestas Wind Systems AS	1,868,044	54,661,946
TOTAL DENMARK			250,209,809
FINLAND — (1.1%)
	Nokia Oyj	4,351,573	20,633,052
#	Nokia Oyj, Sponsored ADR	1,331,054	6,335,817
	Nordea Bank Abp	4,650,797	54,403,725
	Stora Enso Oyj, Class R	1,696,368	24,250,208

The DFA International Value Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	UPM-Kymmene Oyj	700,891	$25,404,646
TOTAL FINLAND			131,027,448
FRANCE — (10.7%)
*	Accor SA	268,063	8,700,780
#	Alstom SA	339,734	10,102,047
Ω	Amundi SA	62,742	4,107,717
	Arkema SA	235,866	23,866,747
	AXA SA	2,528,587	78,889,440
	BNP Paribas SA	1,819,966	124,998,691
	Bollore SE	1,793,750	10,036,701
#	Bouygues SA	1,023,747	33,726,258
	Carrefour SA	2,495,917	47,474,754
	Cie de Saint-Gobain	1,784,858	102,506,474
	Cie Generale des Etablissements Michelin SCA	2,521,000	79,713,531
	Credit Agricole SA	1,088,951	13,112,314
	Eiffage SA	259,883	27,758,249
	Electricite de France SA	117,821	1,547,585
	Engie SA	3,701,762	52,564,516
	Eurazeo SE	21,491	1,507,533
*	Faurecia SE	61,470	1,210,925
	Orange SA	7,137,374	75,533,049
*	Publicis Groupe SA	702,589	49,560,366
*	Renault SA	540,715	21,985,171
*	Rexel SA	319,588	7,070,054
	Sanofi	633,405	62,025,820
	Societe Generale SA	2,080,067	61,916,461
#	TotalEnergies SE	6,840,726	422,898,853
	Vinci SA	24,438	2,761,238
	Vivendi SE	324,425	3,484,251
* Ω	Worldline SA	40,901	1,855,510
TOTAL FRANCE			1,330,915,035
GERMANY — (6.4%)
	BASF SE	1,843,128	105,676,521
	Bayer AG	1,164,134	72,461,445
	Bayerische Motoren Werke AG	963,571	98,153,810
*	Commerzbank AG	4,359,162	49,831,471
	Continental AG	255,898	17,967,931
Ω	Covestro AG	638,137	29,382,697
*	Daimler Truck Holding AG	1,284,137	43,151,650
#	Deutsche Bank AG	3,421,901	45,718,576
*	Deutsche Lufthansa AG	524,114	5,552,836
Ω	DWS Group GmbH & Co. KGaA	18,748	674,348
	E.ON SE	400,807	4,369,963
	Evonik Industries AG	449,221	9,985,527
	Fresenius Medical Care AG & Co. KGaA	334,517	12,562,675
	Fresenius SE & Co. KGaA	862,748	25,003,176
	HeidelbergCement AG	448,245	30,757,410
	Mercedes-Benz Group AG	2,636,283	196,171,161
#	RTL Group SA	3,228	156,626
# *	Siemens Energy AG	453,468	9,481,475
*	Talanx AG	152,426	7,540,627
	Telefonica Deutschland Holding AG	4,563,070	13,439,938
	Volkswagen AG	111,321	19,485,642
TOTAL GERMANY			797,525,505

The DFA International Value Series
CONTINUED
		Shares	Value»
HONG KONG — (2.2%)
	BOC Hong Kong Holdings Ltd.	6,049,000	$21,140,572
# *	Cathay Pacific Airways Ltd.	7,360,999	7,336,062
	CK Asset Holdings Ltd.	4,895,803	31,301,361
	CK Hutchison Holdings Ltd.	7,469,484	47,535,431
	CK Infrastructure Holdings Ltd.	743,000	4,133,719
Ω	ESR Group Ltd.	39,000	78,081
	Hang Lung Properties Ltd.	6,065,000	11,435,830
	Hang Seng Bank Ltd.	290,300	4,834,428
	Henderson Land Development Co. Ltd.	2,671,485	9,868,452
	HKT Trust & HKT Ltd.	1,300,000	1,703,229
	MTR Corp. Ltd.	2,970,433	15,896,293
	New World Development Co. Ltd.	4,946,042	14,783,238
#	Sino Land Co. Ltd.	12,032,808	15,636,360
	Sun Hung Kai Properties Ltd.	3,517,920	49,889,806
	Swire Pacific Ltd., Class A	1,084,500	9,938,238
	Swire Pacific Ltd., Class B	2,672,500	3,695,780
Ω	WH Group Ltd.	30,841,696	18,994,302
	Xinyi Glass Holdings Ltd.	1,224,000	2,606,051
TOTAL HONG KONG			270,807,233
IRELAND — (0.5%)
	AIB Group PLC	383,191	1,609,628
	Bank of Ireland Group PLC	651,381	6,959,253
	CRH PLC	293,793	13,726,757
#	CRH PLC, Sponsored ADR	728,717	34,307,996
# *,*	Flutter Entertainment PLC	39,961	6,200,916
TOTAL IRELAND			62,804,550
ISRAEL — (0.5%)
	Bank Hapoalim BM	1,986,735	17,881,718
	Bank Leumi Le-Israel BM	493,637	4,362,459
*	Delek Group Ltd.	28,611	3,106,408
	Harel Insurance Investments & Financial Services Ltd.	600,083	5,805,042
	Israel Discount Bank Ltd., Class A	2,720,329	13,913,704
*	Migdal Insurance & Financial Holdings Ltd.	261,123	321,862
	Phoenix Holdings Ltd.	796,823	8,569,538
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,196,765	12,613,903
TOTAL ISRAEL			66,574,634
ITALY — (2.1%)
	Eni SpA	2,257,253	34,735,121
	Intesa Sanpaolo SpA	22,968,102	60,389,336
	Mediobanca Banca di Credito Finanziario SpA	517,341	5,561,389
	Stellantis NV	3,233,234	50,829,637
#	Stellantis NV	1,905,996	29,962,257
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,653,955
	UniCredit SpA	4,159,978	81,249,097
TOTAL ITALY			267,380,792
JAPAN — (19.0%)
	Acom Co. Ltd.	117,400	292,659
	AEON Financial Service Co. Ltd.	37,200	377,078
	AGC, Inc.	895,500	32,995,420
	Air Water, Inc.	37,000	452,697
	Aisin Corp.	609,000	17,767,884
	Alfresa Holdings Corp.	202,200	2,530,936
	Alps Alpine Co. Ltd.	388,778	3,983,414

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amada Co. Ltd.	907,100	$8,148,266
#	Aozora Bank Ltd.	253,300	5,064,530
	Asahi Group Holdings Ltd.	147,200	4,860,874
	Asahi Kasei Corp.	3,020,700	22,889,751
	Bank of Kyoto Ltd.	113,679	5,289,274
	Bridgestone Corp.	583,700	21,791,383
	Brother Industries Ltd.	498,800	7,747,498
	Canon Marketing Japan, Inc.	158,500	3,762,067
	Canon, Inc.	601,800	13,355,352
	Chiba Bank Ltd.	1,064,000	8,050,653
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,167,441
	COMSYS Holdings Corp.	23,300	444,387
	Concordia Financial Group Ltd.	2,530,100	11,118,176
	Cosmo Energy Holdings Co. Ltd.	273,700	7,675,634
	Credit Saison Co. Ltd.	393,600	5,156,737
	Dai Nippon Printing Co. Ltd.	457,000	10,789,606
	Daicel Corp.	457,800	3,377,780
	Dai-ichi Life Holdings, Inc.	1,226,047	28,766,451
	Daiwa House Industry Co. Ltd.	444,500	10,674,673
	Daiwa Securities Group, Inc.	3,723,000	17,569,200
	Denka Co. Ltd.	234,800	4,870,840
	DIC Corp.	246,600	4,584,794
	Dowa Holdings Co. Ltd.	195,100	6,811,555
	Ebara Corp.	13,400	568,958
	ENEOS Holdings, Inc.	8,814,203	31,556,577
	Ezaki Glico Co. Ltd.	8,100	226,345
	Fuji Media Holdings, Inc.	30,600	258,450
	FUJIFILM Holdings Corp.	24,800	1,312,444
	Fujikura Ltd.	47,500	361,065
	Fukuoka Financial Group, Inc.	386,600	8,919,485
	Hachijuni Bank Ltd.	244,000	1,059,782
	Hankyu Hanshin Holdings, Inc.	581,700	17,289,538
	Haseko Corp.	510,100	5,901,432
*	Hino Motors Ltd.	840,100	3,593,560
	Hitachi Construction Machinery Co. Ltd.	230,800	5,443,029
	Hitachi Ltd.	228,200	11,967,367
	Honda Motor Co. Ltd.	3,522,000	87,121,993
	House Foods Group, Inc.	2,800	59,739
	Hulic Co. Ltd.	28,500	234,264
	Idemitsu Kosan Co. Ltd.	602,938	15,073,913
	Iida Group Holdings Co. Ltd.	674,550	11,245,057
	Inpex Corp.	2,704,683	29,720,785
	Isetan Mitsukoshi Holdings Ltd.	549,300	5,976,783
	Isuzu Motors Ltd.	1,471,000	18,601,295
	ITOCHU Corp.	598,500	19,344,608
	Iwatani Corp.	82,400	3,551,538
	J Front Retailing Co. Ltd.	712,300	6,633,994
#	Japan Post Bank Co. Ltd.	56,300	500,218
	Japan Post Holdings Co. Ltd.	1,397,610	12,270,259
	Japan Post Insurance Co. Ltd.	134,400	2,397,691
	JFE Holdings, Inc.	1,387,295	18,292,385
	JGC Holdings Corp.	257,700	3,366,092
	JTEKT Corp.	572,800	4,246,335
	Kajima Corp.	855,600	10,507,860
	Kamigumi Co. Ltd.	342,200	7,000,212
	Kaneka Corp.	231,308	6,072,857
	Kawasaki Heavy Industries Ltd.	677,300	15,498,390
#	Kawasaki Kisen Kaisha Ltd.	101,100	2,111,055
	Kewpie Corp.	7,000	121,873

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kinden Corp.	222,800	$2,553,632
	Kobe Steel Ltd.	60,200	324,329
	Koito Manufacturing Co. Ltd.	62,800	1,059,321
	Kokuyo Co. Ltd.	20,200	288,035
	Komatsu Ltd.	1,070,600	26,309,417
	Konica Minolta, Inc.	239,100	1,002,019
	K's Holdings Corp.	403,300	3,565,543
	Kuraray Co. Ltd.	1,408,691	11,659,805
	Kyocera Corp.	179,600	9,319,696
	Lixil Corp.	961,800	16,604,303
	Mabuchi Motor Co. Ltd.	73,100	2,093,607
	Makita Corp.	122,700	3,268,339
	Marubeni Corp.	2,948,900	36,178,803
	Maruichi Steel Tube Ltd.	15,500	333,750
	Mazda Motor Corp.	1,045,000	8,318,186
	Mebuki Financial Group, Inc.	1,302,120	3,391,783
	Medipal Holdings Corp.	329,250	4,395,811
	Mitsubishi Chemical Group Corp.	3,775,900	21,188,256
	Mitsubishi Corp.	2,030,200	67,983,180
	Mitsubishi Electric Corp.	2,250,900	24,806,609
	Mitsubishi Estate Co. Ltd.	84,800	1,089,944
	Mitsubishi Gas Chemical Co., Inc.	727,100	10,624,756
	Mitsubishi HC Capital, Inc.	2,653,300	13,542,832
	Mitsubishi Heavy Industries Ltd.	724,500	28,407,615
	Mitsubishi Logistics Corp.	89,600	2,092,283
	Mitsubishi Materials Corp.	79,200	1,360,400
# *	Mitsubishi Motors Corp.	1,740,000	6,704,049
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	14,504,492
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	74,668,003
	Mitsui & Co. Ltd., Sponsored ADR	10,334	6,102,227
	Mitsui & Co. Ltd.	1,590,000	46,909,343
	Mitsui Chemicals, Inc.	823,660	19,387,736
	Mitsui Fudosan Co. Ltd.	941,100	17,639,642
#	Mitsui OSK Lines Ltd.	885,300	21,972,007
	Mizuho Financial Group, Inc.	2,369,480	37,012,342
	MS&AD Insurance Group Holdings, Inc.	445,453	14,287,332
	Nagase & Co. Ltd.	21,700	350,180
	NEC Corp.	780,910	28,212,412
	NGK Insulators Ltd.	296,700	4,106,710
	NGK Spark Plug Co. Ltd.	315,000	6,155,451
	NH Foods Ltd.	317,767	9,540,034
	Nikon Corp.	695,200	6,863,992
	Nippon Electric Glass Co. Ltd.	131,500	2,442,006
	Nippon Express Holdings, Inc.	308,324	17,892,867
	Nippon Shokubai Co. Ltd.	64,300	2,722,148
	Nippon Steel Corp.	1,185,793	24,681,951
#	Nippon Yusen KK	709,500	16,878,190
	Nissan Motor Co. Ltd.	4,749,500	17,064,665
	Nisshin Seifun Group, Inc.	188,500	2,361,055
	Nomura Holdings, Inc.	3,219,302	12,847,687
	Nomura Real Estate Holdings, Inc.	521,500	11,494,092
	NSK Ltd.	1,027,500	5,779,031
	Obayashi Corp.	2,272,082	17,623,910
	Oji Holdings Corp.	3,568,100	14,746,061
	ORIX Corp.	2,089,800	36,744,913
	Otsuka Holdings Co. Ltd.	128,400	4,119,124
	Panasonic Holdings Corp.	3,734,599	34,632,312
	Resona Holdings, Inc.	2,821,139	15,611,404
	Resonac Holdings Corp.	515,700	8,813,614

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ricoh Co. Ltd.	1,414,100	$10,977,116
	Rinnai Corp.	12,700	1,002,411
	Rohm Co. Ltd.	93,500	7,492,294
	Sankyo Co. Ltd.	30,300	1,223,866
	SBI Holdings, Inc.	249,899	5,297,682
	SBI Shinsei Bank Ltd.	61,300	1,130,636
	Seiko Epson Corp.	794,400	12,319,553
	Seino Holdings Co. Ltd.	437,400	4,368,304
	Sekisui Chemical Co. Ltd.	206,700	2,895,513
#	Sekisui House Ltd.	1,537,800	29,063,281
	Shimamura Co. Ltd.	61,300	5,756,724
	Shimizu Corp.	936,400	5,249,172
	Shizuoka Financial Group, Inc.	851,000	7,209,360
	SoftBank Group Corp.	371,900	17,606,510
	Sohgo Security Services Co. Ltd.	15,800	435,004
	Sojitz Corp.	681,440	13,510,440
	Sompo Holdings, Inc.	441,156	18,991,275
	Stanley Electric Co. Ltd.	335,400	7,218,226
	Subaru Corp.	1,069,484	17,573,371
	Sumitomo Chemical Co. Ltd.	7,919,600	30,400,426
	Sumitomo Corp.	1,312,600	23,561,077
	Sumitomo Electric Industries Ltd.	2,834,000	34,053,798
	Sumitomo Forestry Co. Ltd.	598,600	11,192,323
	Sumitomo Heavy Industries Ltd.	487,894	10,849,423
	Sumitomo Metal Mining Co. Ltd.	584,364	23,727,064
	Sumitomo Mitsui Financial Group, Inc.	1,282,500	55,738,815
	Sumitomo Mitsui Trust Holdings, Inc.	467,344	17,024,689
	Sumitomo Pharma Co. Ltd.	333,431	2,344,308
#	Sumitomo Realty & Development Co. Ltd.	378,500	9,226,743
#	Sumitomo Rubber Industries Ltd.	756,200	6,713,368
	Suzuken Co. Ltd.	85,000	2,238,738
	Suzuki Motor Corp.	425,800	15,964,172
	T&D Holdings, Inc.	47,500	760,297
	Taiheiyo Cement Corp.	130,700	2,252,410
	Taisei Corp.	215,600	7,442,936
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,636,355
	Takeda Pharmaceutical Co. Ltd.	2,595,871	81,607,352
	TBS Holdings, Inc.	70,800	826,549
	TDK Corp.	337,600	12,061,185
	Teijin Ltd.	818,590	8,405,550
	THK Co. Ltd.	92,400	1,960,944
	Toda Corp.	537,800	2,933,421
	Tokai Carbon Co. Ltd.	40,000	345,106
	Tokyo Century Corp.	100,200	3,523,147
	Tokyo Tatemono Co. Ltd.	870,300	10,789,551
	Tokyu Fudosan Holdings Corp.	2,556,700	12,973,288
	Toppan, Inc.	599,800	9,664,081
	Toray Industries, Inc.	2,976,000	18,284,687
	Tosoh Corp.	1,241,700	16,245,671
	Toyo Seikan Group Holdings Ltd.	416,349	5,404,574
	Toyo Tire Corp.	52,000	622,100
	Toyoda Gosei Co. Ltd.	272,500	4,524,609
	Toyota Boshoku Corp.	47,400	703,031
	Toyota Industries Corp.	155,700	9,477,867
	Toyota Motor Corp.	10,862,850	159,528,694
	Toyota Tsusho Corp.	586,400	24,829,437
	Tsumura & Co.	24,700	528,137
	Yamada Holdings Co. Ltd.	1,918,800	6,967,101
	Yamaha Motor Co. Ltd.	893,600	22,009,978

The DFA International Value Series
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamato Kogyo Co. Ltd.	54,200	$2,054,269
	Yamazaki Baking Co. Ltd.	325,600	3,809,428
	Yokohama Rubber Co. Ltd.	563,500	9,257,650
#	Z Holdings Corp.	1,456,300	4,237,423
	Zeon Corp.	404,300	3,976,903
TOTAL JAPAN			2,366,406,887
NETHERLANDS — (3.9%)
Ω	ABN AMRO Bank NV, CVA	509,108	8,449,944
	Aegon NV	3,153,912	17,396,319
	Aegon NV, Class NY	413,726	2,267,219
	Akzo Nobel NV	420,445	31,316,806
	ArcelorMittal SA	652,213	20,233,544
#	ArcelorMittal SA	931,574	28,822,903
	ASR Nederland NV	413,400	19,566,838
	Coca-Cola Europacific Partners PLC	84,349	4,722,461
	Heineken NV	169,387	16,928,350
	ING Groep NV	4,971,616	71,990,295
#	JDE Peet's NV	256,784	7,696,570
	Koninklijke Ahold Delhaize NV	4,054,901	121,026,487
	Koninklijke DSM NV	327,831	42,159,718
	Koninklijke KPN NV	4,007,248	13,700,152
	Koninklijke Philips NV	991,539	17,119,368
	Koninklijke Philips NV	33,022	565,337
	NN Group NV	695,023	30,197,412
*	OCI NV	84,204	2,866,342
	Randstad NV	338,457	21,694,532
	Stellantis NV	208,034	3,270,295
TOTAL NETHERLANDS			481,990,892
NEW ZEALAND — (0.2%)
*	Auckland International Airport Ltd.	1,979,607	10,894,840
	Chorus Ltd.	297,294	1,608,848
	EBOS Group Ltd.	218,773	6,098,698
	Fletcher Building Ltd.	1,485,793	4,892,640
#	Fonterra Co-operative Group Ltd.	293,628	613,967
	Ryman Healthcare Ltd.	193,320	863,397
	Summerset Group Holdings Ltd.	437,306	2,769,433
TOTAL NEW ZEALAND			27,741,823
NORWAY — (0.9%)
*	Adevinta ASA	53,248	456,486
#	Aker ASA, Class A	9,016	651,921
	Austevoll Seafood ASA	164,785	1,632,467
	DNB Bank ASA	1,885,402	35,256,199
* Ω	Elkem ASA	809,310	2,866,731
#	Frontline PLC	84,273	1,161,227
#	Golden Ocean Group Ltd.	787,356	7,532,386
	Norsk Hydro ASA	2,813,185	22,808,876
	Orkla ASA	313,001	2,336,777
	Schibsted ASA, Class A	22,101	482,661
	Schibsted ASA, Class B	20,602	430,683
	SpareBank 1 SR-Bank ASA	329,406	3,819,229
	Storebrand ASA	1,260,839	10,976,314
	Subsea 7 SA	453,890	5,656,412
	Wallenius Wilhelmsen ASA	587,212	5,572,687

The DFA International Value Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Yara International ASA	290,501	$12,907,332
TOTAL NORWAY			114,548,388
PORTUGAL — (0.1%)
*	Banco Espirito Santo SA	2,631,973	0
	EDP Renovaveis SA	398,808	8,674,505
	Galp Energia SGPS SA	553,452	7,575,675
TOTAL PORTUGAL			16,250,180
SINGAPORE — (1.0%)
	City Developments Ltd.	1,511,600	9,593,865
	Frasers Property Ltd.	492,700	341,394
	Hongkong Land Holdings Ltd.	2,134,200	10,433,619
	Keppel Corp. Ltd.	6,323,200	36,507,995
	Olam Group Ltd.	399,410	485,617
	Oversea-Chinese Banking Corp. Ltd.	2,424,400	23,953,915
	Singapore Airlines Ltd.	3,794,200	17,156,860
	Singapore Land Group Ltd.	679,570	1,166,218
	UOL Group Ltd.	1,698,674	9,063,388
	Wilmar International Ltd.	6,663,900	20,718,201
	Yangzijiang Shipbuilding Holdings Ltd.	66,800	65,855
TOTAL SINGAPORE			129,486,927
SPAIN — (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	7,144,740	50,468,816
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,225,868	8,654,628
	Banco Santander SA	31,583,925	110,383,901
	Banco Santander SA, Sponsored ADR	219,342	756,730
	CaixaBank SA	3,327,631	14,764,564
	Repsol SA	4,381,555	71,975,078
TOTAL SPAIN			257,003,717
SWEDEN — (2.7%)
	Billerud AB	671,128	7,796,650
*	Boliden AB	1,135,291	50,948,429
	Bure Equity AB	93,101	2,345,048
Ω	Dometic Group AB	248,482	1,565,949
#	Electrolux AB, Class B	418,405	5,926,224
	Essity AB, Class B	75,549	1,973,652
	Getinge AB, Class B	79,109	1,782,134
	Holmen AB, Class A	5,562	233,768
	Holmen AB, Class B	176,174	7,266,397
	Husqvarna AB, Class B	602,705	5,127,745
	Intrum AB	9,288	120,201
	Loomis AB	117,332	3,489,150
*	Millicom International Cellular SA, SDR	349,452	5,987,280
*	Pandox AB	106,891	1,471,666
	Peab AB, Class B	334,177	2,085,413
	Saab AB, Class B	158,640	6,494,480
	Securitas AB, Class B	531,310	4,863,376
# * Ω	Sinch AB	19,715	81,501
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	31,541,915
	Skandinaviska Enskilda Banken AB, Class C	14,462	194,778
	Skanska AB, Class B	856,373	15,115,067
	SKF AB, Class B	1,179,544	20,875,917
	SSAB AB, Class A	729,061	5,211,060
	SSAB AB, Class B	2,046,233	13,944,389

The DFA International Value Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Svenska Cellulosa AB SCA, Class A	34,534	$480,827
	Svenska Cellulosa AB SCA, Class B	581,885	8,080,250
	Svenska Handelsbanken AB, Class A	1,224,329	12,767,323
#	Svenska Handelsbanken AB, Class B	37,204	467,659
#	Swedbank AB, Class A	973,315	18,723,091
	Tele2 AB, Class B	109,932	949,431
	Telefonaktiebolaget LM Ericsson, Class B	1,607,463	9,324,026
	Telia Co. AB	6,786,020	17,525,850
	Trelleborg AB, Class B	788,808	19,723,732
	Volvo AB, Class A	268,270	5,572,967
	Volvo AB, Class B	2,261,068	44,867,514
TOTAL SWEDEN			334,924,859
SWITZERLAND — (9.4%)
	ABB Ltd.	708,359	24,661,980
	Alcon, Inc.	571,377	43,097,152
	Baloise Holding AG	105,344	17,326,231
	Barry Callebaut AG	484	1,011,237
	Cie Financiere Richemont SA, Class A	922,306	142,180,116
*	Credit Suisse Group AG	257,594	887,381
	Credit Suisse Group AG, Sponsored ADR	133,383	468,174
*	Holcim AG	1,372,633	81,950,655
*	Julius Baer Group Ltd.	716,015	45,928,291
	Novartis AG, Sponsored ADR	1,596,183	144,646,104
	Novartis AG	1,706,093	154,246,223
*	SIG Group AG	479,021	11,872,996
	Swatch Group AG	47,812	17,311,220
	Swatch Group AG	123,912	8,141,966
	Swiss Life Holding AG	69,548	41,161,822
*	Swiss Prime Site AG	120,516	10,738,968
	Swiss Re AG	399,672	41,850,015
	Swisscom AG	94,854	56,045,013
# *,*	UBS Group AG	7,263,744	155,188,733
	Zurich Insurance Group AG	348,909	172,545,440
TOTAL SWITZERLAND			1,171,259,717
UNITED KINGDOM — (14.6%)
	3i Group PLC	899,988	17,558,522
	abrdn PLC	1,691,534	4,455,219
	Airtel Africa PLC	31,927	46,092
	Anglo American PLC	1,293,497	55,789,012
	Associated British Foods PLC	371,994	8,539,199
	Aviva PLC	9,753,485	55,008,171
	Barclays PLC, Sponsored ADR	7,035,082	65,285,561
	Barclays PLC	191,609	440,469
	Barratt Developments PLC	1,021,479	5,805,807
	Bellway PLC	17,101	447,287
	Berkeley Group Holdings PLC	7,801	399,471
	BP PLC, Sponsored ADR	2,242,651	81,251,246
	BP PLC	7,690,578	46,452,995
	British American Tobacco PLC, Sponsored ADR	838,885	32,288,684
	British American Tobacco PLC	3,024,009	115,921,745
	BT Group PLC	22,408,140	34,524,071
	DS Smith PLC	2,580,437	11,296,915
*	Glencore PLC	23,897,614	160,039,499
*	Haleon PLC	1,685,911	6,756,086
	HSBC Holdings PLC	13,535,003	99,730,583
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	85,856,354

The DFA International Value Series
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
Investec PLC	1,183,350	$7,568,059
J Sainsbury PLC	7,868,098	25,516,869
Johnson Matthey PLC	31,950	892,452
Kingfisher PLC	7,975,671	27,515,406
Lloyds Banking Group PLC	164,752,825	107,220,376
# Lloyds Banking Group PLC, ADR	1,844,768	4,777,949
M&G PLC	2,956,890	7,384,298
Melrose Industries PLC	4,376,981	7,717,349
NatWest Group PLC	5,527,507	21,087,752
# NatWest Group PLC, Sponsored ADR	637,445	4,927,450
Pearson PLC	309,149	3,525,590
Pearson PLC, Sponsored ADR	1,015,920	11,479,896
Shell PLC	307,658	9,032,149
Shell PLC, ADR	9,015,405	530,195,968
Standard Chartered PLC	5,983,569	50,259,666
Taylor Wimpey PLC	1,897,348	2,752,902
Tesco PLC	12,704,903	38,615,024
Vodafone Group PLC	51,300,878	59,191,608
Vodafone Group PLC, Sponsored ADR	1,760,686	20,388,747
TOTAL UNITED KINGDOM		1,827,942,498
TOTAL COMMON STOCKS		12,124,259,959
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG	152,008	14,401,061
Porsche Automobil Holding SE	307,547	18,390,288
Volkswagen AG	489,153	67,840,955
TOTAL GERMANY		100,632,304
TOTAL INVESTMENT SECURITIES (Cost $10,458,498,697)		12,224,892,263

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@ §	The DFA Short Term Investment Fund	21,877,461	253,078,465
TOTAL INVESTMENTS — (100.0%)
(Cost $10,711,551,544)^^			$12,477,970,728

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

The DFA International Value Series
CONTINUED
As of January 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	543	03/17/23	$107,800,545	$111,043,500	$3,242,955
Total Futures Contracts			$107,800,545	$111,043,500	$3,242,955
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$939,748,809	—	$939,748,809
Austria	—	9,531,749	—	9,531,749
Belgium	—	85,535,277	—	85,535,277
Canada	$1,182,810,248	—	—	1,182,810,248
China	—	1,832,982	—	1,832,982
Denmark	—	250,209,809	—	250,209,809
Finland	6,335,817	124,691,631	—	131,027,448
France	—	1,330,915,035	—	1,330,915,035
Germany	19,842,915	777,682,590	—	797,525,505
Hong Kong	—	270,807,233	—	270,807,233
Ireland	34,307,996	28,496,554	—	62,804,550
Israel	12,613,903	53,960,731	—	66,574,634
Italy	34,616,212	232,764,580	—	267,380,792
Japan	20,606,719	2,345,800,168	—	2,366,406,887
Netherlands	34,925,754	447,065,138	—	481,990,892
New Zealand	—	27,741,823	—	27,741,823
Norway	1,161,227	113,387,161	—	114,548,388
Portugal	—	16,250,180	—	16,250,180
Singapore	—	129,486,927	—	129,486,927
Spain	9,411,358	247,592,359	—	257,003,717
Sweden	—	334,924,859	—	334,924,859
Switzerland	177,060,665	994,199,052	—	1,171,259,717
United Kingdom	836,451,855	991,490,643	—	1,827,942,498
Preferred Stocks
Germany	—	100,632,304	—	100,632,304
Securities Lending Collateral	—	253,078,465	—	253,078,465
Futures Contracts**	3,242,955	—	—	3,242,955
TOTAL	$2,373,387,624	$10,107,826,059	—	$12,481,213,683
** Valued at the unrealized appreciation/(depreciation) on the investment.

The Japanese Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (2.3%)
	Akatsuki, Inc.	44,200	$786,468
*	Allied Architects, Inc.	33,800	342,938
*	AlphaPolis Co. Ltd.	13,000	234,699
	Amuse, Inc.	34,600	461,291
	ARTERIA Networks Corp.	86,500	835,782
	Asahi Broadcasting Group Holdings Corp.	57,600	286,021
	Asahi Net, Inc.	109,100	502,488
*	Atrae, Inc.	96,000	935,001
	Avex, Inc.	232,700	3,142,798
# *	Bengo4.com, Inc.	46,600	969,855
	Broadmedia Corp.	5,520	44,032
	Broccoli Co. Ltd.	4,400	36,733
	Bushiroad, Inc.	7,600	39,810
#	Carta Holdings, Inc.	38,100	493,821
#	Ceres, Inc.	18,800	150,849
	COLOPL, Inc.	182,600	935,048
*	COOKPAD, Inc.	190,600	319,291
#	Cross Marketing Group, Inc.	22,900	133,229
	DeNA Co. Ltd.	411,700	5,772,766
# *	Digital Holdings, Inc.	60,500	589,873
	Direct Marketing MiX, Inc.	40,600	516,348
#	Drecom Co. Ltd.	24,400	149,258
#	Faith, Inc.	56,010	215,909
	Fibergate, Inc.	22,300	157,288
# *	FreakOut Holdings, Inc.	23,400	261,321
	Freebit Co. Ltd.	63,100	545,115
	Fuji Media Holdings, Inc.	140,300	1,184,984
	Gakken Holdings Co. Ltd.	132,500	994,551
#	Gree, Inc.	70,700	384,705
*	GungHo Online Entertainment, Inc.	291,600	4,859,640
	Imagica Group, Inc.	112,500	584,625
	Imagineer Co. Ltd.	1,600	11,669
	i-mobile Co. Ltd.	6,600	63,869
	Infocom Corp.	146,900	2,476,237
#	Intage Holdings, Inc.	211,400	2,547,648
	IPS, Inc.	17,200	378,689
	ITmedia, Inc.	56,800	684,855
*	Japan Communications, Inc.	903,800	1,534,082
	J-Stream, Inc.	14,000	61,223
*	Kamakura Shinsho Ltd.	25,700	211,485
	LIFULL Co. Ltd.	444,000	761,180
# *	Macbee Planet, Inc.	3,400	301,636
	Macromill, Inc.	243,197	2,146,535
	MarkLines Co. Ltd.	72,900	1,503,677
	Marvelous, Inc.	190,500	1,020,671
#	Members Co. Ltd.	50,400	753,035
	Mixi, Inc.	251,400	4,823,303
# *	Mobile Factory, Inc.	10,500	76,559
*	NexTone, Inc.	31,200	1,117,780
	Okinawa Cellular Telephone Co.	158,700	3,839,767
#	Orchestra Holdings, Inc.	4,800	74,537
	Oricon, Inc.	27,800	190,573
*	PR Times, Inc.	11,900	167,839

The Japanese Small Company Series
CONTINUED
		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Proto Corp.	156,700	$1,534,940
	SKY Perfect JSAT Holdings, Inc.	910,500	3,514,817
	TBS Holdings, Inc.	22,700	265,009
	Toei Co. Ltd.	700	92,547
	Tohokushinsha Film Corp.	94,800	486,050
#	Tow Co. Ltd.	109,600	247,548
	Trenders, Inc.	13,300	190,830
	TV Asahi Holdings Corp.	98,500	1,019,377
	Tv Tokyo Holdings Corp.	63,700	961,841
	Usen-Next Holdings Co. Ltd.	79,900	1,357,052
*	UUUM Co. Ltd.	11,600	73,302
	ValueCommerce Co. Ltd.	105,000	1,440,632
#	V-Cube, Inc.	80,700	457,206
	Vector, Inc.	188,100	1,857,265
*	Vision, Inc.	11,900	133,100
	Wowow, Inc.	37,900	363,975
	Zenrin Co. Ltd.	210,250	1,307,040
	ZIGExN Co. Ltd.	113,900	334,002
TOTAL COMMUNICATION SERVICES			67,249,919
CONSUMER DISCRETIONARY — (14.2%)
	&Do Holdings Co. Ltd.	59,500	383,098
	Adastria Co. Ltd.	140,840	2,376,888
#	Adventure, Inc.	8,800	705,984
#	Aeon Fantasy Co. Ltd.	48,932	1,175,039
	Ahresty Corp.	141,200	534,787
	Ainavo Holdings Co. Ltd.	5,600	42,361
#	Airtrip Corp.	85,100	1,745,933
	Aisan Industry Co. Ltd.	211,600	1,227,271
*	Akebono Brake Industry Co. Ltd.	610,100	724,984
#	Alleanza Holdings Co. Ltd.	80,800	647,480
#	Alpen Co. Ltd.	98,500	1,474,820
#	Alpha Corp.	31,700	230,461
	Amiyaki Tei Co. Ltd.	28,200	635,273
	AOKI Holdings, Inc.	231,900	1,222,725
	Aoyama Trading Co. Ltd.	235,200	1,644,400
	Arata Corp.	86,800	2,815,261
#	Arcland Service Holdings Co. Ltd.	94,800	1,575,516
	ARCLANDS Corp.	37,400	421,384
#	Asahi Co. Ltd.	106,000	1,121,079
	Ashimori Industry Co. Ltd.	29,499	323,956
	ASKUL Corp.	241,600	3,193,582
	Asti Corp.	19,400	438,749
*	Atsugi Co. Ltd.	18,000	54,150
#	Aucnet, Inc.	65,100	946,731
	Autobacs Seven Co. Ltd.	429,100	4,777,108
	Avantia Co. Ltd.	66,500	409,508
#	Baroque Japan Ltd.	90,200	587,599
	Beauty Garage, Inc.	21,700	610,252
	Belluna Co. Ltd.	317,100	1,704,706
	Benesse Holdings, Inc.	395,143	6,043,944
#	Bic Camera, Inc.	557,300	5,263,210
#	Bike O & Co. Ltd.	32,200	269,112
#	Bookoff Group Holdings Ltd.	66,600	656,182
	Central Automotive Products Ltd.	80,500	1,503,209
	Central Sports Co. Ltd.	45,200	862,846
	Chiyoda Co. Ltd.	110,800	675,779
#	Chofu Seisakusho Co. Ltd.	121,300	1,974,183
	Chuo Spring Co. Ltd.	81,700	474,743

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Cleanup Corp.	139,400	$700,537
	Colowide Co. Ltd.	245,700	3,480,508
	Corona Corp.	97,200	688,770
#	Create Restaurants Holdings, Inc.	619,500	4,731,384
*	CROOZ, Inc.	9,100	75,003
	Curves Holdings Co. Ltd.	190,000	1,214,718
	Daido Metal Co. Ltd.	227,200	874,272
	Daikoku Denki Co. Ltd.	50,900	787,389
	Daikyonishikawa Corp.	258,900	1,217,910
	Daimaruenawin Co. Ltd.	3,400	32,414
	Dainichi Co. Ltd.	67,100	360,182
	DCM Holdings Co. Ltd.	701,800	6,386,748
	Doshisha Co. Ltd.	130,800	1,712,740
	Doutor Nichires Holdings Co. Ltd.	186,086	2,678,161
	Eagle Industry Co. Ltd.	165,400	1,450,625
	EAT & Holdings Co. Ltd.	33,000	597,204
#	EDION Corp.	510,200	5,039,183
#	Enigmo, Inc.	152,100	726,087
#	ES-Con Japan Ltd.	46,900	303,170
	Eslead Corp.	47,700	782,010
	Exedy Corp.	181,900	2,446,758
	FCC Co. Ltd.	223,200	2,486,462
	Felissimo Corp.	20,600	157,220
	First Juken Co. Ltd.	46,400	372,061
#	First-Corp., Inc.	45,300	247,095
	FJ Next Holdings Co. Ltd.	106,600	821,836
	Foster Electric Co. Ltd.	143,200	1,058,194
	F-Tech, Inc.	29,700	124,401
	Fuji Corp.	72,800	754,223
	Fuji Corp. Ltd.	171,000	902,021
	Fuji Kyuko Co. Ltd.	69,300	2,434,550
	Fujibo Holdings, Inc.	63,300	1,578,411
	Fujikura Composites, Inc.	111,200	770,813
	Fujishoji Co. Ltd.	51,100	514,661
	FuKoKu Co. Ltd.	66,400	533,135
	Furukawa Battery Co. Ltd.	88,000	728,540
	Furyu Corp.	115,400	1,029,873
	Futaba Industrial Co. Ltd.	341,300	1,027,407
	Gakkyusha Co. Ltd.	49,300	767,185
	Genki Sushi Co. Ltd.	32,500	750,811
	Geo Holdings Corp.	168,300	2,458,598
	Gift Holdings, Inc.	23,300	753,177
	GLOBERIDE, Inc.	106,198	2,177,370
	Golf Digest Online, Inc.	64,100	745,764
	GSI Creos Corp.	63,184	749,341
	G-Tekt Corp.	141,100	1,677,250
	Gunze Ltd.	94,300	3,105,416
	H2O Retailing Corp.	506,645	4,944,447
	Hagihara Industries, Inc.	77,700	707,863
#	Hamee Corp.	36,100	209,452
	Handsman Co. Ltd.	43,500	391,662
	Happinet Corp.	97,600	1,525,739
	Hard Off Corp. Co. Ltd.	58,800	585,141
	Heiwa Corp.	342,300	6,210,690
	HI-LEX Corp.	128,700	1,141,268
#	Himaraya Co. Ltd.	32,100	230,706
	H-One Co. Ltd.	123,200	628,313
	Honeys Holdings Co. Ltd.	116,940	1,320,082
	Hoosiers Holdings Co. Ltd.	207,900	1,268,895

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Hotland Co. Ltd.	44,200	$479,222
	IBJ, Inc.	125,900	973,199
#	Ichibanya Co. Ltd.	30,658	1,115,524
	Ichikoh Industries Ltd.	194,100	580,819
#	IDOM, Inc.	346,000	2,230,137
	IJTT Co. Ltd.	133,980	549,414
#	Imasen Electric Industrial	37,400	204,336
# *	Istyle, Inc.	147,000	559,462
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	124,600	2,821,162
	JANOME Corp.	109,400	510,695
	Japan Best Rescue System Co. Ltd.	55,600	351,291
	Japan Wool Textile Co. Ltd.	308,400	2,296,148
	JINS Holdings, Inc.	82,900	2,496,557
# *	Joban Kosan Co. Ltd.	41,499	392,451
	Joshin Denki Co. Ltd.	108,200	1,663,651
	Joyful Honda Co. Ltd.	147,200	2,114,766
	JP-Holdings, Inc.	360,900	946,094
	JVCKenwood Corp.	1,013,800	2,829,218
*	Kasai Kogyo Co. Ltd.	56,600	73,009
	Kawai Musical Instruments Manufacturing Co. Ltd.	36,600	731,963
	Keiyo Co. Ltd.	245,000	1,692,625
	KeyHolder, Inc.	2,100	12,212
	KFC Holdings Japan Ltd.	87,300	1,879,131
#	King Co. Ltd.	54,100	208,495
# *	Kintetsu Department Store Co. Ltd.	1,300	25,732
	Ki-Star Real Estate Co. Ltd.	55,900	2,126,544
	Kohnan Shoji Co. Ltd.	155,000	3,993,332
#	Kojima Co. Ltd.	197,700	866,015
	Komatsu Matere Co. Ltd.	195,000	1,150,673
	KOMEDA Holdings Co. Ltd.	300,500	5,587,297
	Komehyo Holdings Co. Ltd.	42,400	856,470
	Komeri Co. Ltd.	194,700	3,994,059
#	Konaka Co. Ltd.	163,506	429,244
	Koshidaka Holdings Co. Ltd.	25,200	182,468
#	Kotobukiya Co. Ltd.	1,800	183,517
	K's Holdings Corp.	289,700	2,561,214
	KU Holdings Co. Ltd.	115,500	1,280,224
	Kurabo Industries Ltd.	110,900	1,902,020
	KYB Corp.	110,600	3,134,319
	Kyoritsu Maintenance Co. Ltd.	129,400	5,910,208
	LEC, Inc.	142,200	1,093,400
	LITALICO, Inc.	117,100	2,390,575
*	Locondo, Inc.	21,000	165,219
	Look Holdings, Inc.	37,100	743,116
	Mars Group Holdings Corp.	75,500	1,379,239
#	Maruzen CHI Holdings Co. Ltd.	106,300	284,010
	Matsuoka Corp.	10,200	92,829
#	Media Do Co. Ltd.	54,200	724,278
	Meiko Network Japan Co. Ltd.	36,400	172,899
	Meiwa Estate Co. Ltd.	73,200	494,544
#	Mikuni Corp.	147,800	388,496
	Mitsuba Corp.	195,288	771,206
	Mizuno Corp.	109,700	2,489,039
#	Monogatari Corp.	63,800	3,196,715
	Morito Co. Ltd.	107,800	789,545
	MrMax Holdings Ltd.	159,300	817,805
	Murakami Corp.	31,800	586,794
	Musashi Seimitsu Industry Co. Ltd.	291,800	4,021,394

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nafco Co. Ltd.	54,200	$679,939
	Nagase Brothers, Inc.	200	8,911
#	Nagawa Co. Ltd.	31,800	1,955,214
	Nakayamafuku Co. Ltd.	41,800	104,557
	New Art Holdings Co. Ltd.	31,734	390,625
	Nextage Co. Ltd.	282,200	6,347,565
	NHK Spring Co. Ltd.	915,656	6,472,369
	Nichirin Co. Ltd.	61,160	884,324
#	Nihon House Holdings Co. Ltd.	239,600	708,171
	Nihon Plast Co. Ltd.	69,900	230,910
	Nihon Tokushu Toryo Co. Ltd.	80,400	547,924
	Nippon Felt Co. Ltd.	84,000	264,534
	Nippon Piston Ring Co. Ltd.	48,600	472,142
	Nippon Seiki Co. Ltd.	304,500	1,963,023
	Nishikawa Rubber Co. Ltd.	38,500	330,032
#	Nishimatsuya Chain Co. Ltd.	242,400	2,878,462
	Nissan Shatai Co. Ltd.	468,700	3,256,655
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	399,615
	NITTAN Corp.	93,500	190,807
	Nojima Corp.	392,300	4,211,293
	NOK Corp.	349,280	3,317,222
	Ohashi Technica, Inc.	67,600	781,790
	Ohsho Food Service Corp.	65,100	3,042,373
	Onward Holdings Co. Ltd.	598,200	1,524,025
#	Ozu Corp.	22,200	270,472
	Pacific Industrial Co. Ltd.	264,400	2,191,873
	PAL GROUP Holdings Co. Ltd.	134,700	2,888,789
	PALTAC Corp.	30,800	1,115,177
#	PAPYLESS Co. Ltd.	19,200	148,735
	Paris Miki Holdings, Inc.	115,700	243,343
	PC Depot Corp.	166,481	370,928
*	PIA Corp.	1,700	43,898
	Piolax, Inc.	168,500	2,305,108
	Poppins Corp.	2,100	32,582
	Press Kogyo Co. Ltd.	563,500	1,957,736
	Pressance Corp.	109,900	1,406,107
	QB Net Holdings Co. Ltd.	58,700	674,571
	Raccoon Holdings, Inc.	111,700	1,016,643
	Renaissance, Inc.	3,500	24,740
	Resorttrust, Inc.	514,664	9,404,294
	Rhythm Co. Ltd.	43,600	560,717
	Riberesute Corp.	46,100	271,460
	Ride On Express Holdings Co. Ltd.	46,900	389,668
*	Right On Co. Ltd.	92,925	418,047
	Riken Corp.	49,952	933,409
	Riso Kyoiku Co. Ltd.	692,900	1,947,223
	Rock Field Co. Ltd.	94,800	1,162,091
	Roland Corp.	58,400	1,743,693
	Round One Corp.	1,028,400	3,789,237
	Sac's Bar Holdings, Inc.	122,950	701,921
	San Holdings, Inc.	59,900	867,832
*	Sanden Corp.	10,400	17,804
	Sanei Architecture Planning Co. Ltd.	55,200	633,782
	Sangetsu Corp.	276,750	4,863,361
	Sankyo Co. Ltd.	13,400	541,248
	Sankyo Seiko Co. Ltd.	232,800	858,360
	Sanoh Industrial Co. Ltd.	154,900	768,914
	Sanyo Electric Railway Co. Ltd.	109,898	1,842,176
# *	Sanyo Shokai Ltd.	55,799	608,431

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Scroll Corp.	181,700	$1,018,032
	Seiko Group Corp.	165,881	3,745,078
#	Seiren Co. Ltd.	284,000	5,215,834
# *	Senshukai Co. Ltd.	174,600	532,420
	Seria Co. Ltd.	209,124	4,595,529
	Shidax Corp.	147,200	743,243
	Shikibo Ltd.	75,600	562,710
	Shin-Nihon Tatemono Co. Ltd.	29,800	110,549
	Shoei Co. Ltd.	154,200	5,937,563
*	Silver Life Co. Ltd.	15,300	196,983
#	Snow Peak, Inc.	173,900	2,888,667
	SNT Corp.	158,100	299,623
	Soft99 Corp.	84,400	757,095
	Sotoh Co. Ltd.	49,100	309,812
	SPK Corp.	48,600	550,786
#	Sprix, Inc.	34,300	237,025
	St. Marc Holdings Co. Ltd.	110,000	1,481,951
	Step Co. Ltd.	60,800	844,856
#	Suminoe Textile Co. Ltd.	26,300	380,033
	Sumitomo Riko Co. Ltd.	249,100	1,224,653
	Suncall Corp.	127,200	651,767
*	SuRaLa Net Co. Ltd.	2,700	18,448
	Syuppin Co. Ltd.	132,200	1,118,546
	T RAD Co. Ltd.	40,800	852,903
	Tachikawa Corp.	71,600	674,900
	Tachi-S Co. Ltd.	186,240	1,718,469
#	Taiho Kogyo Co. Ltd.	98,401	502,908
#	Takashimaya Co. Ltd.	78,200	1,092,555
#	Takasho Co. Ltd.	15,400	81,973
*	Take & Give Needs Co. Ltd.	11,400	113,293
	Tama Home Co. Ltd.	96,400	2,366,324
	Tamron Co. Ltd.	103,400	2,506,639
#	Tbk Co. Ltd.	149,200	288,537
	Tear Corp.	57,300	185,966
	Temairazu, Inc.	14,900	590,563
	T-Gaia Corp.	131,100	1,674,825
	Tigers Polymer Corp.	79,800	251,003
	Toa Corp.	144,900	864,583
	Tokai Rika Co. Ltd.	321,100	3,727,198
	Token Corp.	44,650	2,700,259
# *	Tokyo Base Co. Ltd.	23,400	73,019
	Tokyo Individualized Educational Institute, Inc.	103,700	433,364
	Tokyo Radiator Manufacturing Co. Ltd.	24,300	138,909
	Tokyotokeiba Co. Ltd.	93,400	2,784,320
	Tomy Co. Ltd.	549,293	5,421,134
	Topre Corp.	216,500	2,111,950
#	Toridoll Holdings Corp.	284,000	6,160,787
	Tosho Co. Ltd.	4,400	40,598
	Toyo Tire Corp.	447,500	5,353,650
	Toyoda Gosei Co. Ltd.	36,000	597,746
	TPR Co. Ltd.	148,262	1,503,361
	Treasure Factory Co. Ltd.	10,300	179,869
	TS Tech Co. Ltd.	444,986	5,543,056
	TSI Holdings Co. Ltd.	292,595	1,180,996
	Tsukada Global Holdings, Inc.	86,100	251,757
#	Tsutsumi Jewelry Co. Ltd.	39,000	575,418
#	Twinbird Corp.	9,200	37,225
	Unipres Corp.	222,497	1,330,792
	United Arrows Ltd.	20,100	271,433

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	Unitika Ltd.	364,700	$687,889
*	Universal Entertainment Corp.	99,600	1,893,402
	Valuence Holdings, Inc.	1,600	25,203
*	Village Vanguard Co. Ltd.	36,600	292,833
	VT Holdings Co. Ltd.	474,400	1,826,371
	Wacoal Holdings Corp.	262,300	4,931,401
#	Waseda Academy Co. Ltd.	43,600	383,768
#	Watts Co. Ltd.	52,100	276,298
	Weds Co. Ltd.	14,500	70,391
	World Co. Ltd.	94,100	981,653
	Xebio Holdings Co. Ltd.	159,896	1,141,130
#	Yachiyo Industry Co. Ltd.	48,100	459,218
	Yagi & Co. Ltd.	18,600	168,563
	Yamae Group Holdings Co. Ltd.	11,200	125,247
	Yasunaga Corp.	30,700	159,198
	Yellow Hat Ltd.	217,900	2,987,413
	Yondoshi Holdings, Inc.	101,520	1,402,763
	Yonex Co. Ltd.	112,800	1,103,142
	Yorozu Corp.	103,600	584,749
#	Yoshinoya Holdings Co. Ltd.	298,700	5,477,447
	Yutaka Giken Co. Ltd.	8,700	114,351
	Zojirushi Corp.	14,700	187,958
TOTAL CONSUMER DISCRETIONARY			419,006,884
CONSUMER STAPLES — (7.7%)
#	Aeon Hokkaido Corp.	176,000	1,235,242
#	AFC-HD AMS Life Science Co. Ltd.	53,800	371,614
	Ain Holdings, Inc.	119,800	5,180,068
	Albis Co. Ltd.	38,700	719,386
	Arcs Co. Ltd.	263,600	4,454,639
	Artnature, Inc.	116,400	677,955
	Axial Retailing, Inc.	107,000	2,901,028
*	Axxzia, Inc.	4,800	48,891
	Belc Co. Ltd.	66,900	2,882,523
	Bourbon Corp.	54,800	890,882
	Bull-Dog Sauce Co. Ltd.	3,000	43,351
	Cawachi Ltd.	79,400	1,371,680
	C'BON COSMETICS Co. Ltd.	10,800	132,243
	Chubu Shiryo Co. Ltd.	132,400	1,056,333
	Chuo Gyorui Co. Ltd.	9,800	237,214
	Como Co. Ltd.	2,600	54,810
	Cota Co. Ltd.	113,591	1,502,910
	Create SD Holdings Co. Ltd.	137,500	3,741,338
#	Daikokutenbussan Co. Ltd.	33,700	1,411,423
	Delica Foods Holdings Co. Ltd.	66,400	262,419
#	DyDo Group Holdings, Inc.	56,600	2,059,040
	Earth Corp.	3,600	140,552
	Ebara Foods Industry, Inc.	30,900	734,798
	Eco's Co. Ltd.	45,800	660,767
#	Ensuiko Sugar Refining Co. Ltd.	86,200	127,366
	Ezaki Glico Co. Ltd.	207,600	5,801,143
	Feed One Co. Ltd.	153,348	807,109
#	Fuji Co. Ltd.	18,800	268,429
	Fuji Oil Holdings, Inc.	240,200	3,809,118
	Fujicco Co. Ltd.	119,700	1,740,744
#	Fujiya Co. Ltd.	68,900	1,346,595
	G-7 Holdings, Inc.	141,300	1,749,454
	Genky DrugStores Co. Ltd.	50,300	1,449,399
#	HABA Laboratories, Inc.	15,000	284,313

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
	Hagoromo Foods Corp.	17,900	$411,776
	Halows Co. Ltd.	56,100	1,374,178
	Heiwado Co. Ltd.	182,800	3,055,201
	Hokkaido Coca-Cola Bottling Co. Ltd.	18,699	587,769
	Hokuto Corp.	139,200	2,023,224
	House Foods Group, Inc.	22,900	488,581
#	Ichimasa Kamaboko Co. Ltd.	46,500	252,539
	Imuraya Group Co. Ltd.	61,500	1,061,107
	Inageya Co. Ltd.	44,600	446,007
*	I-NE Co. Ltd.	13,600	330,525
	Itochu-Shokuhin Co. Ltd.	35,100	1,362,251
	Itoham Yonekyu Holdings, Inc.	721,400	3,960,797
	Iwatsuka Confectionery Co. Ltd.	8,700	286,310
#	JM Holdings Co. Ltd.	77,000	1,084,047
	J-Oil Mills, Inc.	122,300	1,485,694
	Kadoya Sesame Mills, Inc.	15,600	424,830
	Kakiyasu Honten Co. Ltd.	53,400	829,144
	Kameda Seika Co. Ltd.	66,800	2,259,274
#	Kaneko Seeds Co. Ltd.	44,700	543,822
	Kanemi Co. Ltd.	1,200	26,330
	Kato Sangyo Co. Ltd.	148,900	4,137,896
	Kenko Mayonnaise Co. Ltd.	73,300	768,121
#	Kibun Foods, Inc.	12,200	89,408
#	Kitanotatsujin Corp.	380,600	971,901
	Koike-ya, Inc.	300	12,377
	Kotobuki Spirits Co. Ltd.	51,600	3,389,281
	Kusuri no Aoki Holdings Co. Ltd.	84,200	4,744,172
	Kyokuyo Co. Ltd.	59,099	1,744,228
	Lacto Japan Co. Ltd.	47,000	737,386
	Life Corp.	81,400	1,775,724
	Mandom Corp.	216,800	2,457,938
#	Marudai Food Co. Ltd.	123,800	1,386,678
	Maruha Nichiro Corp.	216,707	4,114,833
	Maxvalu Tokai Co. Ltd.	47,000	1,019,378
	Medical System Network Co. Ltd.	152,000	472,406
	Megmilk Snow Brand Co. Ltd.	271,100	3,794,324
#	Meito Sangyo Co. Ltd.	54,100	696,897
	Milbon Co. Ltd.	165,752	7,289,412
#	Ministop Co. Ltd.	89,500	976,192
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,403,200
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	1,710,633
#	Miyoshi Oil & Fat Co. Ltd.	34,400	246,170
	Morinaga & Co. Ltd.	215,699	6,395,657
	Morinaga Milk Industry Co. Ltd.	162,700	6,018,710
	Morozoff Ltd.	37,400	970,579
	MTG Co. Ltd.	24,700	306,615
	Nagatanien Holdings Co. Ltd.	74,900	1,173,751
	Nakamuraya Co. Ltd.	25,999	613,776
	Natori Co. Ltd.	65,000	1,037,519
	Nichimo Co. Ltd.	16,300	392,204
	Nihon Chouzai Co. Ltd.	73,420	663,400
	Niitaka Co. Ltd.	12,960	201,552
	Nippn Corp.	337,900	4,223,237
	Nippon Beet Sugar Manufacturing Co. Ltd.	65,500	838,925
	Nishimoto Co. Ltd.	19,500	521,034
	Nisshin Oillio Group Ltd.	151,900	3,731,207
	Nissui Corp.	1,771,500	7,360,982
	Nitto Fuji Flour Milling Co. Ltd.	16,200	544,422
	Noevir Holdings Co. Ltd.	85,800	3,778,193

The Japanese Small Company Series
CONTINUED
		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Oenon Holdings, Inc.	294,200	$578,378
#	OIE Sangyo Co. Ltd.	22,000	156,533
# *	Oisix ra daichi, Inc.	171,900	2,900,925
#	Okuwa Co. Ltd.	155,300	1,099,194
	OUG Holdings, Inc.	21,300	397,389
	Pickles Holdings Co. Ltd.	56,900	530,819
	Pigeon Corp.	582,725	9,261,163
#	Premium Water Holdings, Inc.	8,100	149,725
	Prima Meat Packers Ltd.	171,000	2,900,873
	Qol Holdings Co. Ltd.	159,100	1,438,104
#	Retail Partners Co. Ltd.	107,600	1,133,318
	Riken Vitamin Co. Ltd.	139,200	2,063,554
#	Rokko Butter Co. Ltd.	84,200	856,591
	S Foods, Inc.	112,762	2,577,371
	S&B Foods, Inc.	42,798	1,160,945
#	Sagami Rubber Industries Co. Ltd.	56,000	314,419
	San-A Co. Ltd.	118,000	3,798,002
	Sapporo Holdings Ltd.	164,420	4,015,312
	Sato Foods Co. Ltd.	800	30,166
	Satudora Holdings Co. Ltd.	3,900	23,247
	Shinnihonseiyaku Co. Ltd.	42,700	479,391
	Shinobu Foods Products Co. Ltd.	1,600	8,311
	Shoei Foods Corp.	66,300	2,119,479
	Showa Sangyo Co. Ltd.	114,300	2,229,891
	Soiken Holdings, Inc.	39,400	85,234
	ST Corp.	37,100	448,708
	Starzen Co. Ltd.	89,900	1,472,502
	Takara Holdings, Inc.	587,400	4,773,288
#	Toho Co. Ltd.	49,900	621,398
	Torigoe Co. Ltd.	94,500	426,896
#	Transaction Co. Ltd.	89,700	1,070,343
#	United Super Markets Holdings, Inc.	344,500	3,008,455
	Valor Holdings Co. Ltd.	216,000	3,112,774
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,285,646
	Watahan & Co. Ltd.	94,100	1,019,432
	Wellneo Sugar Co. Ltd.	98,300	1,257,835
	Yaizu Suisankagaku Industry Co. Ltd.	62,100	389,254
	YAKUODO Holdings Co. Ltd.	69,400	1,385,734
#	YA-MAN Ltd.	194,200	2,042,294
	Yamatane Corp.	59,000	755,675
#	Yamaya Corp.	23,500	464,924
#	Yamazawa Co. Ltd.	11,800	124,260
	Yaoko Co. Ltd.	60,000	3,132,252
	Yokorei Co. Ltd.	296,900	2,500,693
	Yomeishu Seizo Co. Ltd.	48,700	687,243
#	Yuasa Funashoku Co. Ltd.	14,300	292,928
	Yukiguni Maitake Co. Ltd.	39,400	318,232
	Yutaka Foods Corp.	3,900	60,804
TOTAL CONSUMER STAPLES			227,118,404
ENERGY — (0.7%)
#	BP Castrol KK	44,100	300,696
	Fuji Kosan Co. Ltd.	4,400	43,223
#	Fuji Oil Co. Ltd.	255,300	523,427
	Itochu Enex Co. Ltd.	346,100	2,966,562
	Japan Oil Transportation Co. Ltd.	15,500	273,088
	Japan Petroleum Exploration Co. Ltd.	215,300	6,979,298
	Mitsuuroko Group Holdings Co. Ltd.	197,500	1,793,859
	Nippon Coke & Engineering Co. Ltd.	949,100	673,873

The Japanese Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Sala Corp.	315,700	$1,832,138
	San-Ai Obbli Co. Ltd.	380,000	3,953,609
	Sinanen Holdings Co. Ltd.	46,500	1,372,516
	Toyo Kanetsu KK	48,100	990,696
TOTAL ENERGY			21,702,985
FINANCIALS — (9.5%)
	77 Bank Ltd.	351,052	6,269,575
	Advance Create Co. Ltd.	63,400	551,655
	AEON Financial Service Co. Ltd.	113,800	1,153,534
	Aichi Financial Group, Inc.	223,570	3,993,052
	Aiful Corp.	1,103,100	3,335,210
#	Aizawa Securities Group Co. Ltd.	200,800	1,100,248
	Akatsuki Corp.	144,000	355,420
	Akita Bank Ltd.	88,440	1,280,858
	Anicom Holdings, Inc.	119,100	566,172
# *	Aruhi Corp.	50,500	401,202
	Asax Co. Ltd.	9,300	43,379
	Awa Bank Ltd.	226,100	3,805,131
	Bank of Iwate Ltd.	82,982	1,381,527
	Bank of Kochi Ltd.	56,100	318,370
	Bank of Nagoya Ltd.	71,830	1,954,101
	Bank of Saga Ltd.	80,920	1,155,620
	Bank of the Ryukyus Ltd.	261,280	1,940,399
#	Bank of Toyama Ltd.	12,700	180,342
#	Casa, Inc.	28,400	180,092
	Chiba Kogyo Bank Ltd.	284,858	1,103,499
	Chugin Financial Group, Inc.	686,300	4,993,965
	Credit Saison Co. Ltd.	172,400	2,258,693
	Daishi Hokuetsu Financial Group, Inc.	256,100	6,110,103
	Daito Bank Ltd.	54,200	317,456
	eGuarantee, Inc.	221,400	4,130,285
#	Ehime Bank Ltd.	198,673	1,472,366
#	Entrust, Inc.	54,900	388,243
	FIDEA Holdings Co. Ltd.	121,990	1,393,288
	Financial Partners Group Co. Ltd.	248,100	2,031,001
#	First Bank of Toyama Ltd.	311,400	1,563,740
#	First Brothers Co. Ltd.	34,600	227,821
	Fukui Bank Ltd.	119,700	1,539,257
	Fukushima Bank Ltd.	17,200	34,751
	Fuyo General Lease Co. Ltd.	113,100	7,773,097
#	GMO Financial Holdings, Inc.	243,300	1,034,803
	Gunma Bank Ltd.	2,072,540	8,084,574
	Hachijuni Bank Ltd.	1,826,900	7,934,899
	Hirogin Holdings, Inc.	1,509,400	7,870,678
	Hirose Tusyo, Inc.	20,800	405,789
	Hokkoku Financial Holdings, Inc.	139,100	4,408,517
	Hokuhoku Financial Group, Inc.	808,700	6,404,861
	HS Holdings Co. Ltd.	152,200	1,427,258
	Hyakugo Bank Ltd.	1,361,409	4,396,847
	Hyakujushi Bank Ltd.	134,700	2,116,891
	Ichiyoshi Securities Co. Ltd.	224,000	1,070,563
	IwaiCosmo Holdings, Inc.	123,900	1,269,450
	Iyogin Holdings, Inc.	1,256,518	7,091,513
#	J Trust Co. Ltd.	345,400	1,517,051
	Jaccs Co. Ltd.	139,800	4,509,967
	JAFCO Group Co. Ltd.	559,900	9,991,479
#	Japan Investment Adviser Co. Ltd.	70,300	594,818
	Japan Securities Finance Co. Ltd.	577,000	5,231,707

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
#	Jimoto Holdings, Inc.	70,050	$240,600
#	J-Lease Co. Ltd.	31,900	640,905
	Juroku Financial Group, Inc.	188,800	4,543,472
	Keiyo Bank Ltd.	664,300	3,155,373
	Kita-Nippon Bank Ltd.	43,506	745,455
	Kiyo Bank Ltd.	408,790	5,196,360
	Kyokuto Securities Co. Ltd.	152,800	696,986
	Kyushu Financial Group, Inc.	1,975,137	7,259,601
	Kyushu Leasing Service Co. Ltd.	34,000	204,140
*	M&A Capital Partners Co. Ltd.	89,400	3,027,984
#	Marusan Securities Co. Ltd.	336,700	1,108,785
	Matsui Securities Co. Ltd.	580,100	3,473,771
	Mercuria Holdings Co. Ltd.	58,400	321,620
#	Minkabu The Infonoid, Inc.	21,700	386,809
#	Mito Securities Co. Ltd.	359,500	825,964
	Miyazaki Bank Ltd.	100,400	2,058,055
	Mizuho Leasing Co. Ltd.	173,100	4,592,449
	Monex Group, Inc.	1,037,500	3,660,053
	Money Partners Group Co. Ltd.	149,100	303,447
	Morningstar Japan KK	131,300	469,921
#	Mortgage Service Japan Ltd.	26,100	179,198
	Musashino Bank Ltd.	176,100	3,090,444
#	Nagano Bank Ltd.	48,599	537,539
	Nanto Bank Ltd.	171,700	3,561,658
	NEC Capital Solutions Ltd.	60,200	1,146,801
	Nishi-Nippon Financial Holdings, Inc.	739,500	6,155,218
	North Pacific Bank Ltd.	1,750,800	3,799,112
# *	OAK Capital Corp.	264,800	159,004
	Ogaki Kyoritsu Bank Ltd.	232,100	3,480,199
	Oita Bank Ltd.	89,199	1,500,664
	Okasan Securities Group, Inc.	952,800	3,081,746
	Okinawa Financial Group, Inc.	140,160	2,604,867
	Orient Corp.	278,390	2,543,628
	Premium Group Co. Ltd.	163,200	2,014,107
	Procrea Holdings, Inc.	236,772	4,238,631
	Ricoh Leasing Co. Ltd.	95,200	2,844,301
	San ju San Financial Group, Inc.	118,793	1,525,890
	San-In Godo Bank Ltd.	937,900	5,833,830
*	SBI Insurance Group Co. Ltd.	7,600	61,007
	Senshu Ikeda Holdings, Inc.	1,298,928	2,562,607
	Shiga Bank Ltd.	282,600	5,882,257
	Shikoku Bank Ltd.	234,100	1,794,001
	Shimizu Bank Ltd.	58,200	693,967
	Sparx Group Co. Ltd.	115,060	1,610,829
	Strike Co. Ltd.	51,700	1,675,077
	Suruga Bank Ltd.	883,900	2,884,947
	Taiko Bank Ltd.	41,800	405,856
	Tochigi Bank Ltd.	565,200	1,335,924
	Toho Bank Ltd.	1,304,200	2,420,939
#	Tohoku Bank Ltd.	63,300	501,062
	Tokai Tokyo Financial Holdings, Inc.	1,287,200	3,751,808
	Tokyo Kiraboshi Financial Group, Inc.	165,038	3,731,285
	Tomato Bank Ltd.	39,600	323,666
	TOMONY Holdings, Inc.	951,850	2,923,522
#	Tottori Bank Ltd.	51,600	488,396
	Towa Bank Ltd.	238,800	1,142,373
	Toyo Securities Co. Ltd.	385,500	821,268
#	Traders Holdings Co. Ltd.	13,720	44,199
	Tsukuba Bank Ltd.	494,300	933,311

The Japanese Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	Yamagata Bank Ltd.	143,600	$1,417,439
	Yamaguchi Financial Group, Inc.	1,237,672	8,560,174
	Yamanashi Chuo Bank Ltd.	162,526	1,529,849
TOTAL FINANCIALS			279,369,467
HEALTH CARE — (4.9%)
	As One Corp.	89,300	4,002,901
	ASKA Pharmaceutical Holdings Co. Ltd.	138,100	1,329,366
	Astena Holdings Co. Ltd.	194,800	624,745
	BML, Inc.	145,400	3,615,556
#	Carenet, Inc.	130,800	1,091,328
	CE Holdings Co. Ltd.	9,500	37,613
# *	CellSource Co. Ltd.	21,100	595,393
	Charm Care Corp. KK	112,500	1,012,221
	CMIC Holdings Co. Ltd.	63,200	856,213
	Create Medic Co. Ltd.	38,700	264,029
	Daiken Medical Co. Ltd.	99,400	353,746
	Daito Pharmaceutical Co. Ltd.	77,580	1,570,921
	Eiken Chemical Co. Ltd.	205,400	2,515,199
	Elan Corp.	208,600	1,618,605
	EM Systems Co. Ltd.	29,600	214,914
	FALCO HOLDINGS Co. Ltd.	53,300	756,344
	FINDEX, Inc.	94,500	379,831
	France Bed Holdings Co. Ltd.	158,600	1,192,769
	Fuji Pharma Co. Ltd.	97,600	800,019
	Fukuda Denshi Co. Ltd.	125,900	4,387,522
	Fuso Pharmaceutical Industries Ltd.	42,600	634,750
	H.U. Group Holdings, Inc.	334,600	7,101,892
	Hogy Medical Co. Ltd.	65,900	1,711,538
	Hoshi Iryo-Sanki Co. Ltd.	9,600	289,877
	I'rom Group Co. Ltd.	38,400	720,913
*	Japan Hospice Holdings, Inc.	12,400	228,720
	Japan Lifeline Co. Ltd.	381,200	2,801,686
	Japan Medical Dynamic Marketing, Inc.	104,500	698,322
	JCR Pharmaceuticals Co. Ltd.	120,000	1,480,607
	Jeol Ltd.	132,400	3,887,797
	JMS Co. Ltd.	104,457	403,193
	Kaken Pharmaceutical Co. Ltd.	116,400	3,378,614
	Kanamic Network Co. Ltd.	139,700	617,951
	Kissei Pharmaceutical Co. Ltd.	174,100	3,429,888
	Koa Shoji Holdings Co. Ltd.	4,100	20,730
	KYORIN Holdings, Inc.	256,000	3,393,206
	Linical Co. Ltd.	69,400	385,909
	Mani, Inc.	366,100	5,354,956
	Medical Data Vision Co. Ltd.	168,300	1,273,191
	Medikit Co. Ltd.	2,000	38,483
#	Medius Holdings Co. Ltd.	68,500	394,051
# *	MedPeer, Inc.	84,200	942,874
	Menicon Co. Ltd.	296,200	6,545,108
	Mizuho Medy Co. Ltd.	22,400	556,962
	Mochida Pharmaceutical Co. Ltd.	60,098	1,614,211
	Nakanishi, Inc.	335,800	7,124,190
	Nihon Kohden Corp.	127,900	3,360,059
	Nipro Corp.	856,500	6,875,465
	Paramount Bed Holdings Co. Ltd.	253,000	4,859,207
*	PeptiDream, Inc.	117,400	1,833,012
*	RaQualia Pharma, Inc.	7,000	54,994
	Rion Co. Ltd.	51,800	744,646
	Sawai Group Holdings Co. Ltd.	168,900	5,225,725

The Japanese Small Company Series
CONTINUED
		Shares	Value»
HEALTH CARE — (Continued)
#	Seed Co. Ltd.	68,100	$270,883
	Seikagaku Corp.	233,700	1,493,689
	Shin Nippon Biomedical Laboratories Ltd.	134,300	2,417,726
	Ship Healthcare Holdings, Inc.	316,100	6,137,783
	Shofu, Inc.	67,400	1,208,884
#	Software Service, Inc.	18,600	1,261,354
	Solasto Corp.	331,500	1,746,451
	St-Care Holding Corp.	81,600	520,744
# *	SymBio Pharmaceuticals Ltd.	62,300	305,046
	Takara Bio, Inc.	156,300	2,069,109
	Techno Medica Co. Ltd.	14,700	196,868
	Toho Holdings Co. Ltd.	299,200	4,886,622
	Tokai Corp.	131,300	1,975,805
	Torii Pharmaceutical Co. Ltd.	88,300	2,115,770
	Towa Pharmaceutical Co. Ltd.	166,300	2,625,620
#	Trans Genic, Inc.	51,100	135,182
	Tsumura & Co.	236,518	5,057,243
	Value HR Co. Ltd.	92,800	1,235,560
	Vital KSK Holdings, Inc.	257,500	1,659,454
*	Wakamoto Pharmaceutical Co. Ltd.	85,300	145,973
#	WIN-Partners Co. Ltd.	106,100	814,327
	ZERIA Pharmaceutical Co. Ltd.	43,600	727,803
TOTAL HEALTH CARE			144,209,858
INDUSTRIALS — (28.3%)
	Advan Group Co. Ltd.	144,200	976,617
	Aeon Delight Co. Ltd.	114,400	2,715,756
	Aichi Corp.	223,100	1,336,402
	Aida Engineering Ltd.	303,600	1,906,269
	Airtech Japan Ltd.	2,000	17,079
	AIT Corp.	8,100	93,768
	Ajis Co. Ltd.	28,900	524,213
	Alconix Corp.	141,600	1,518,304
#	Alinco, Inc.	80,500	644,899
	Alps Logistics Co. Ltd.	110,100	1,019,017
#	Altech Corp.	101,970	1,752,784
	Anest Iwata Corp.	220,200	1,480,618
	Asahi Diamond Industrial Co. Ltd.	320,400	1,839,144
	Asahi Kogyosha Co. Ltd.	51,400	823,733
	Asanuma Corp.	83,700	2,097,138
#	Asukanet Co. Ltd.	31,200	216,363
#	AZ-COM MARUWA Holdings, Inc.	169,000	2,133,076
	Bando Chemical Industries Ltd.	207,500	1,626,173
#	Br Holdings Corp.	221,200	579,437
#	Bunka Shutter Co. Ltd.	346,800	3,106,513
	Canare Electric Co. Ltd.	21,200	216,200
	Careerlink Co. Ltd.	21,900	443,509
	Central Glass Co. Ltd.	216,100	4,772,318
	Central Security Patrols Co. Ltd.	53,000	1,071,184
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	943,310
*	Chiyoda Corp.	906,000	2,693,629
*	Chiyoda Integre Co. Ltd.	66,200	1,152,390
	Chori Co. Ltd.	73,000	1,331,958
	Chudenko Corp.	183,100	3,019,288
	Chugai Ro Co. Ltd.	37,600	507,526
	Chuo Warehouse Co. Ltd.	21,000	155,538
	CKD Corp.	239,900	3,715,372
	CMC Corp.	30,200	279,214
	Cosel Co. Ltd.	146,800	1,254,684

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Creek & River Co. Ltd.	67,100	$1,131,998
*	CrowdWorks, Inc.	4,200	52,038
	CTI Engineering Co. Ltd.	69,200	1,764,925
	CTS Co. Ltd.	157,100	975,530
	Dai-Dan Co. Ltd.	89,200	1,512,585
#	Daido Kogyo Co. Ltd.	43,200	252,668
	Daihatsu Diesel Manufacturing Co. Ltd.	119,100	490,780
	Daihen Corp.	123,600	4,033,147
	Daiho Corp.	70,100	1,979,294
	Dai-Ichi Cutter Kogyo KK	46,300	367,420
	Daiichi Jitsugyo Co. Ltd.	51,100	1,849,109
	Daiichi Kensetsu Corp.	35,200	367,614
#	Daiki Axis Co. Ltd.	41,900	222,746
	Daiseki Co. Ltd.	286,755	9,663,298
#	Daiseki Eco. Solution Co. Ltd.	39,159	298,731
	Daisue Construction Co. Ltd.	48,200	433,578
	Daiwa Industries Ltd.	194,900	1,814,711
	Denyo Co. Ltd.	96,400	1,149,805
	Dip Corp.	198,900	5,903,442
	DMG Mori Co. Ltd.	731,800	11,177,677
	DMW Corp.	4,800	115,732
	Duskin Co. Ltd.	261,100	6,102,297
	Ebara Jitsugyo Co. Ltd.	64,800	1,266,409
#	Eidai Co. Ltd.	184,700	318,386
	EJ Holdings, Inc.	30,100	307,472
	en Japan, Inc.	189,208	3,602,295
	Endo Lighting Corp.	56,300	335,279
#	Envipro Holdings, Inc.	34,400	202,329
	ERI Holdings Co. Ltd.	14,100	152,586
	EXEO Group, Inc.	363,100	6,602,452
	F&M Co. Ltd.	44,400	856,993
*	FDK Corp.	64,298	459,225
	Forum Engineering, Inc.	24,500	165,357
	Freund Corp.	75,600	389,335
	Fudo Tetra Corp.	97,080	1,153,186
	Fuji Corp.	368,100	6,128,899
	Fuji Die Co. Ltd.	55,300	250,425
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	49,497
	Fujikura Ltd.	777,300	5,908,536
	Fujisash Co. Ltd.	573,900	318,049
#	Fukuda Corp.	53,200	1,863,299
	Fukushima Galilei Co. Ltd.	79,400	2,695,199
	Fukuvi Chemical Industry Co. Ltd.	10,600	46,060
	Fukuyama Transporting Co. Ltd.	94,357	2,441,583
	FULLCAST Holdings Co. Ltd.	126,600	2,749,826
	Funai Soken Holdings, Inc.	241,570	5,228,204
	Furukawa Co. Ltd.	189,400	1,930,694
	Furukawa Electric Co. Ltd.	418,600	8,124,349
	Futaba Corp.	208,200	895,187
#	Gakujo Co. Ltd.	5,600	60,410
	Gecoss Corp.	95,900	651,736
	Giken Ltd.	8,200	186,692
	Glory Ltd.	288,855	5,052,106
	gremz, Inc.	25,500	396,717
	GS Yuasa Corp.	393,683	6,889,078
	Hamakyorex Co. Ltd.	100,900	2,526,814
	Hanwa Co. Ltd.	169,500	5,397,070
	Hashimoto Sogyo Holdings Co. Ltd.	8,140	66,821
#	Hazama Ando Corp.	1,150,400	7,632,242

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
#	Helios Techno Holding Co. Ltd.	106,400	$384,827
	Hibiya Engineering Ltd.	109,900	1,659,256
	Hirakawa Hewtech Corp.	70,800	651,832
#	Hirano Tecseed Co. Ltd.	56,700	1,004,666
#	Hirata Corp.	32,200	1,593,152
	Hisaka Works Ltd.	127,300	845,101
	Hitachi Zosen Corp.	1,041,679	6,897,724
	Hito Communications Holdings, Inc.	43,900	550,342
#	Hokuetsu Industries Co. Ltd.	137,200	1,518,577
#	Hokuriku Electrical Construction Co. Ltd.	89,040	476,909
	Hosokawa Micron Corp.	87,500	1,866,082
	Howa Machinery Ltd.	65,100	487,174
#	Ichikawa Co. Ltd.	1,000	10,313
	Ichiken Co. Ltd.	33,600	468,614
	Ichinen Holdings Co. Ltd.	125,100	1,239,817
	Idec Corp.	187,600	4,467,083
	Ihara Science Corp.	52,900	938,181
#	Iino Kaiun Kaisha Ltd.	490,700	3,474,207
	Impact HD, Inc.	20,500	712,938
	Imura Envelope Co., Inc.	13,700	91,766
	Inaba Denki Sangyo Co. Ltd.	319,300	6,937,059
	Inaba Seisakusho Co. Ltd.	61,700	660,516
	Inabata & Co. Ltd.	280,200	5,438,882
	INFRONEER Holdings, Inc.	546,188	4,359,913
	Insource Co. Ltd.	295,300	3,322,277
	Inui Global Logistics Co. Ltd.	80,380	1,238,552
	IR Japan Holdings Ltd.	56,500	796,473
	Iseki & Co. Ltd.	114,049	1,074,006
	Ishii Iron Works Co. Ltd.	11,000	191,397
	Itoki Corp.	213,100	1,153,202
	Iwaki Co. Ltd.	56,100	545,962
	Iwasaki Electric Co. Ltd.	42,200	776,389
	JAC Recruitment Co. Ltd.	105,100	1,910,123
	Japan Elevator Service Holdings Co. Ltd.	366,800	5,178,156
	Japan Foundation Engineering Co. Ltd.	119,000	490,230
	Japan Pulp & Paper Co. Ltd.	72,300	3,050,407
	Japan Steel Works Ltd.	131,300	2,797,195
	Japan Transcity Corp.	244,600	1,009,429
	JDC Corp.	77,100	330,223
	JK Holdings Co. Ltd.	92,940	759,119
#	Juki Corp.	174,000	845,542
	Kamei Corp.	148,700	1,631,877
	Kanaden Corp.	113,500	976,990
	Kanagawa Chuo Kotsu Co. Ltd.	42,800	1,094,572
	Kaname Kogyo Co. Ltd.	1,300	7,602
	Kanamoto Co. Ltd.	195,900	3,407,273
	Kandenko Co. Ltd.	616,100	4,140,896
	Kanematsu Corp.	492,625	6,023,930
	Katakura Industries Co. Ltd.	151,500	2,057,642
	Kato Works Co. Ltd.	54,900	325,802
	Kawada Technologies, Inc.	32,300	844,242
	Kawagishi Bridge Works Co. Ltd.	5,500	111,238
#	Kawata Manufacturing Co. Ltd.	23,300	152,603
	Keihin Co. Ltd.	15,700	182,169
	KFC Ltd.	8,700	84,354
	Kimura Chemical Plants Co. Ltd.	98,900	545,882
	Kimura Unity Co. Ltd.	47,000	341,483
#	King Jim Co. Ltd.	59,600	411,315
	Kitagawa Corp.	50,300	456,823

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Kitano Construction Corp.	24,072	$501,060
	Kitz Corp.	405,100	2,565,358
*	Kobe Electric Railway Co. Ltd.	37,299	919,837
	Koike Sanso Kogyo Co. Ltd.	13,400	215,925
	Kokuyo Co. Ltd.	449,525	6,409,839
	KOMAIHALTEC, Inc.	18,200	217,482
	Komatsu Wall Industry Co. Ltd.	49,300	726,322
	Komori Corp.	291,700	1,970,363
	Kondotec, Inc.	114,200	894,838
	Konoike Transport Co. Ltd.	170,700	2,025,145
	Kosaido Holdings Co. Ltd.	119,700	1,773,021
	Kozo Keikaku Engineering, Inc.	22,000	485,287
	KPP Group Holdings Co. Ltd.	231,500	1,578,821
	KRS Corp.	75,600	555,665
	Kumagai Gumi Co. Ltd.	213,600	4,389,660
	Kuroda Precision Industries Ltd.	700	9,652
	Kyodo Printing Co. Ltd.	43,500	962,461
	Kyokuto Boeki Kaisha Ltd.	66,000	706,149
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,281,367
# *	KYORITSU Co. Ltd.	151,200	144,394
	Kyudenko Corp.	209,500	5,430,153
	LIKE, Inc.	66,300	1,098,084
	Link & Motivation, Inc.	252,500	1,282,278
*	LTS, Inc.	2,100	45,720
	Mabuchi Motor Co. Ltd.	252,834	7,241,247
	Maezawa Industries, Inc.	49,000	232,524
#	Maezawa Kasei Industries Co. Ltd.	84,000	888,728
	Maezawa Kyuso Industries Co. Ltd.	122,700	872,764
	Makino Milling Machine Co. Ltd.	145,100	5,208,797
#	Management Solutions Co. Ltd.	51,700	1,404,475
	Marufuji Sheet Piling Co. Ltd.	11,800	177,612
	MARUKA FURUSATO Corp.	45,807	1,232,223
#	Marumae Co. Ltd.	31,900	418,246
	Maruyama Manufacturing Co., Inc.	18,800	232,350
	Maruzen Co. Ltd.	65,800	916,882
	Maruzen Showa Unyu Co. Ltd.	79,400	1,923,973
#	Matching Service Japan Co. Ltd.	52,000	424,194
	Matsuda Sangyo Co. Ltd.	75,682	1,378,914
	Matsui Construction Co. Ltd.	125,500	563,443
	Max Co. Ltd.	158,700	2,482,903
	Meidensha Corp.	216,410	3,214,873
	Meiho Facility Works Ltd.	36,100	199,672
	Meiji Electric Industries Co. Ltd.	52,500	457,303
#	Meiji Shipping Co. Ltd.	94,000	473,378
	Meisei Industrial Co. Ltd.	216,000	1,377,165
	Meitec Corp.	478,200	8,995,751
# *	Meiwa Corp.	145,600	773,779
# *	MetaReal Corp.	22,800	209,364
	METAWATER Co. Ltd.	114,300	1,508,668
#	Midac Holdings Co. Ltd.	28,600	624,988
#	Mie Kotsu Group Holdings, Inc.	346,700	1,331,030
	Mirai Industry Co. Ltd.	4,600	53,180
	Mirait One Corp.	565,135	6,891,934
	Mitani Corp.	294,600	3,070,898
	Mitani Sangyo Co. Ltd.	145,000	353,925
	Mitsubishi Kakoki Kaisha Ltd.	39,000	658,974
	Mitsubishi Logisnext Co. Ltd.	184,400	1,028,326
	Mitsubishi Logistics Corp.	97,000	2,265,084
	Mitsubishi Pencil Co. Ltd.	133,500	1,497,560

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Mitsuboshi Belting Ltd.	112,700	$3,215,773
*	Mitsui E&S Holdings Co. Ltd.	298,581	929,259
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,758,561
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,599,634
	Miyaji Engineering Group, Inc.	37,517	1,041,730
	Mori-Gumi Co. Ltd.	69,500	159,901
	Morita Holdings Corp.	208,200	1,948,661
#	NAC Co. Ltd.	61,300	452,940
	Nachi-Fujikoshi Corp.	86,900	2,627,451
	Nadex Co. Ltd.	40,600	267,867
	Nagase & Co. Ltd.	584,600	9,433,892
	Naigai Trans Line Ltd.	41,700	698,379
	Nakabayashi Co. Ltd.	113,400	424,483
	Nakakita Seisakusho Co. Ltd.	3,700	60,253
	Nakamoto Packs Co. Ltd.	33,300	406,795
*	Nakamura Choukou Co. Ltd.	6,600	25,787
	Nakanishi Manufacturing Co. Ltd.	5,700	80,308
	Nakano Corp.	107,000	270,518
# *	Namura Shipbuilding Co. Ltd.	268,528	831,789
	Nankai Electric Railway Co. Ltd.	12,300	267,274
	Narasaki Sangyo Co. Ltd.	25,400	399,403
	Nice Corp.	30,000	307,601
	Nichias Corp.	378,700	7,331,111
	Nichiban Co. Ltd.	68,100	951,996
	Nichiden Corp.	97,100	1,347,310
	Nichiha Corp.	159,280	3,418,667
	Nichireki Co. Ltd.	148,800	1,592,297
	Nihon Dengi Co. Ltd.	30,800	757,030
	Nihon Flush Co. Ltd.	122,000	870,212
	Nikkiso Co. Ltd.	304,400	2,389,849
	Nikko Co. Ltd.	168,400	816,541
	Nikkon Holdings Co. Ltd.	372,100	7,164,301
	Nippi, Inc.	11,900	323,031
#	Nippon Air Conditioning Services Co. Ltd.	187,100	1,016,586
	Nippon Aqua Co. Ltd.	55,400	405,776
	Nippon Carbon Co. Ltd.	66,200	2,254,491
	Nippon Concept Corp.	39,500	479,475
	Nippon Densetsu Kogyo Co. Ltd.	224,600	2,812,893
	Nippon Dry-Chemical Co. Ltd.	11,300	130,865
	Nippon Filcon Co. Ltd.	15,700	54,718
	Nippon Hume Corp.	137,300	702,675
	Nippon Koei Co. Ltd.	74,200	2,038,682
	Nippon Parking Development Co. Ltd.	1,222,100	2,432,151
	Nippon Rietec Co. Ltd.	26,400	182,458
	Nippon Road Co. Ltd.	20,400	973,788
	Nippon Seisen Co. Ltd.	14,800	517,207
	Nippon Sharyo Ltd.	40,999	625,825
*	Nippon Sheet Glass Co. Ltd.	425,600	2,060,176
	Nippon Steel Trading Corp.	92,460	6,592,202
	Nippon Thompson Co. Ltd.	338,500	1,551,400
	Nippon Tungsten Co. Ltd.	6,699	136,045
	Nishimatsu Construction Co. Ltd.	300,400	9,383,989
	Nishi-Nippon Railroad Co. Ltd.	259,200	4,786,784
	Nishio Rent All Co. Ltd.	123,800	2,986,408
	Nissei ASB Machine Co. Ltd.	50,300	1,746,015
	Nissei Plastic Industrial Co. Ltd.	105,100	796,326
	Nisshinbo Holdings, Inc.	887,380	6,633,096
	Nissin Corp.	90,000	1,532,615
	Nissin Electric Co. Ltd.	317,700	3,293,965

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Nisso Corp.	69,000	$315,016
	Nitta Corp.	123,700	2,735,271
	Nitto Boseki Co. Ltd.	79,000	1,245,795
	Nitto Kogyo Corp.	166,300	3,113,064
	Nitto Kohki Co. Ltd.	69,900	826,586
	Nitto Seiko Co. Ltd.	186,200	730,006
	Nittoc Construction Co. Ltd.	117,600	836,748
	NJS Co. Ltd.	36,800	617,677
	Noda Corp.	116,900	998,679
	Nomura Co. Ltd.	61,400	441,780
	Nomura Micro Science Co. Ltd.	39,900	1,459,175
	Noritake Co. Ltd.	57,700	1,870,711
	Noritsu Koki Co. Ltd.	117,500	2,128,202
	Noritz Corp.	175,100	2,024,266
#	NS Tool Co. Ltd.	105,300	869,015
	NS United Kaiun Kaisha Ltd.	58,900	1,773,865
	NTN Corp.	2,389,800	4,954,213
#	Obara Group, Inc.	72,300	2,091,967
#	Ochi Holdings Co. Ltd.	8,900	91,732
#	Odawara Engineering Co. Ltd.	9,900	117,126
#	Ohba Co. Ltd.	76,500	427,633
	Ohmoto Gumi Co. Ltd.	4,100	206,887
	Oiles Corp.	139,970	1,665,943
	Okabe Co. Ltd.	227,900	1,278,941
	Okada Aiyon Corp.	42,800	526,836
	Okamoto Machine Tool Works Ltd.	25,299	911,218
	Okamura Corp.	368,200	4,038,588
	OKUMA Corp.	147,700	5,986,730
	Okumura Corp.	181,680	4,226,627
	Onoken Co. Ltd.	107,500	1,291,731
	Open Up Group, Inc.	54,000	796,529
	Organo Corp.	162,700	4,135,726
	Oriental Consultants Holdings Co. Ltd.	6,100	127,869
	Oriental Shiraishi Corp.	747,300	1,784,927
	Origin Co. Ltd.	24,900	247,658
	OSG Corp.	526,900	8,269,642
	Outsourcing, Inc.	731,600	5,685,411
	Oyo Corp.	126,400	1,972,286
	Paraca, Inc.	35,900	523,495
	Parker Corp.	34,000	139,881
#	Pasco Corp.	11,200	121,570
	Pasona Group, Inc.	137,400	2,216,885
	Pegasus Sewing Machine Manufacturing Co. Ltd.	135,300	701,242
	Penta-Ocean Construction Co. Ltd.	1,495,300	7,457,917
	People Dreams & Technologies Group Co. Ltd.	23,700	263,005
	Pilot Corp.	130,000	4,639,983
	Prestige International, Inc.	638,800	3,563,479
	Pronexus, Inc.	104,900	787,058
	PS Mitsubishi Construction Co. Ltd.	203,300	992,746
	Punch Industry Co. Ltd.	88,700	316,502
	Quick Co. Ltd.	77,000	1,208,794
	Raito Kogyo Co. Ltd.	282,600	4,194,000
	Raiznext Corp.	269,300	2,738,119
#	Rasa Corp.	63,200	601,362
	Rheon Automatic Machinery Co. Ltd.	120,500	1,009,799
#	Rix Corp.	17,300	303,355
	Ryobi Ltd.	152,640	1,485,824
#	S LINE Co. Ltd.	23,800	147,874
	Sakai Heavy Industries Ltd.	23,300	645,497

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Sakai Moving Service Co. Ltd.	70,400	$2,434,485
	Sanki Engineering Co. Ltd.	268,900	3,228,720
	Sanko Gosei Ltd.	134,300	547,340
	Sanko Metal Industrial Co. Ltd.	16,200	466,557
	Sankyo Tateyama, Inc.	139,674	724,790
	Sankyu, Inc.	175,000	6,876,058
	Sansei Technologies, Inc.	64,500	402,319
	Sansha Electric Manufacturing Co. Ltd.	62,600	446,428
	Sanyo Denki Co. Ltd.	53,600	2,598,397
	Sanyo Engineering & Construction, Inc.	60,200	287,175
	Sanyo Industries Ltd.	9,900	138,592
	Sanyo Trading Co. Ltd.	138,600	1,211,675
	Sata Construction Co. Ltd.	86,199	317,743
	Sato Holdings Corp.	173,800	2,833,016
	Sato Shoji Corp.	86,800	886,318
	SBS Holdings, Inc.	117,700	2,687,656
#	SEC Carbon Ltd.	10,900	595,632
	Seibu Electric & Machinery Co. Ltd.	10,300	130,077
	Seika Corp.	56,700	704,985
	Seikitokyu Kogyo Co. Ltd.	185,330	1,155,928
	Seiko Electric Co. Ltd.	4,900	36,716
	Seino Holdings Co. Ltd.	440,200	4,396,268
	Sekisui Jushi Corp.	192,600	2,923,237
	Senko Group Holdings Co. Ltd.	688,500	5,325,443
	Senshu Electric Co. Ltd.	72,300	1,927,009
	Shibaura Machine Co. Ltd.	120,800	2,646,592
	Shibusawa Warehouse Co. Ltd.	58,000	934,042
	Shibuya Corp.	93,100	1,815,487
	Shima Seiki Manufacturing Ltd.	165,300	2,504,112
#	Shimojima Co. Ltd.	48,800	358,493
	Shin Maint Holdings Co. Ltd.	14,600	163,474
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,263,631
#	Shinki Bus Co. Ltd.	1,900	50,469
	Shinmaywa Industries Ltd.	348,100	2,895,242
	Shinnihon Corp.	164,700	1,050,164
	Shinsho Corp.	30,000	1,318,858
	Shinwa Co. Ltd.	62,300	1,016,227
	Shinwa Co. Ltd.	24,800	153,600
	SIGMAXYZ Holdings, Inc.	209,700	2,232,146
	Sinfonia Technology Co. Ltd.	135,800	1,640,735
	Sinko Industries Ltd.	122,500	1,477,425
	Sintokogio Ltd.	273,000	1,517,013
	SMS Co. Ltd.	182,700	4,805,834
#	Soda Nikka Co. Ltd.	105,700	607,497
	Sodick Co. Ltd.	286,600	1,667,517
	Sotetsu Holdings, Inc.	208,500	3,564,480
#	Space Co. Ltd.	96,562	699,336
	S-Pool, Inc.	410,600	2,452,870
	Star Micronics Co. Ltd.	217,000	2,831,202
#	Studio Alice Co. Ltd.	56,600	930,232
	Subaru Enterprise Co. Ltd.	6,300	434,850
	Sugimoto & Co. Ltd.	61,600	953,679
#	Sumiseki Holdings, Inc.	239,800	778,048
	Sumitomo Densetsu Co. Ltd.	109,300	1,997,439
	Sumitomo Mitsui Construction Co. Ltd.	922,840	2,984,835
	Sumitomo Warehouse Co. Ltd.	333,600	5,136,440
	Suzumo Machinery Co. Ltd.	4,400	38,064
	SWCC Showa Holdings Co. Ltd.	154,100	2,174,466
#	Tacmina Corp.	14,700	136,872

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Tadano Ltd.	683,800	$5,077,029
	Taihei Dengyo Kaisha Ltd.	89,200	2,389,984
#	Taiheiyo Kouhatsu, Inc.	41,300	292,745
	Taikisha Ltd.	157,700	4,325,055
	Taisei Oncho Co. Ltd.	14,900	224,139
	Takamatsu Construction Group Co. Ltd.	99,100	1,517,283
#	Takamiya Co. Ltd.	137,800	396,373
	Takano Co. Ltd.	50,700	263,915
	Takaoka Toko Co. Ltd.	64,820	1,053,017
	Takara & Co. Ltd.	47,155	770,984
	Takara Standard Co. Ltd.	196,500	2,144,449
	Takasago Thermal Engineering Co. Ltd.	293,400	4,254,731
	Takashima & Co. Ltd.	25,200	577,610
#	Takatori Corp.	4,500	284,040
	Takeuchi Manufacturing Co. Ltd.	214,800	4,754,048
	Takigami Steel Construction Co. Ltd.	5,300	300,491
	Takisawa Machine Tool Co. Ltd.	28,500	247,951
	Takuma Co. Ltd.	185,600	1,838,477
	Tanabe Consulting Group Co. Ltd.	2,400	11,897
	Tanabe Engineering Corp.	39,500	282,990
#	Tanseisha Co. Ltd.	246,649	1,369,623
	Tatsuta Electric Wire & Cable Co. Ltd.	241,100	1,324,978
	TECHNO ASSOCIE Co. Ltd.	50,100	475,882
	Techno Ryowa Ltd.	68,690	470,986
	Techno Smart Corp.	49,500	492,743
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,945,130
#	Teikoku Sen-I Co. Ltd.	113,000	1,353,456
	Tekken Corp.	83,400	1,174,793
	Terasaki Electric Co. Ltd.	25,500	194,052
#	Tess Holdings Co. Ltd.	29,200	266,986
	Toa Corp.	89,700	1,737,689
	TOA ROAD Corp.	25,200	1,189,816
#	Toba, Inc.	9,800	214,810
	Tobishima Corp.	117,870	951,762
	Tocalo Co. Ltd.	374,400	3,586,544
	Toda Corp.	763,300	4,163,407
	Toenec Corp.	54,000	1,435,150
	Togami Electric Manufacturing Co. Ltd.	17,800	242,396
	TOKAI Holdings Corp.	642,800	4,287,861
	Tokai Lease Co. Ltd.	18,800	203,117
	Tokyo Energy & Systems, Inc.	144,700	1,057,569
	Tokyo Keiki, Inc.	71,022	714,828
	Tokyo Sangyo Co. Ltd.	126,500	753,198
	Tokyu Construction Co. Ltd.	523,900	2,666,403
	Toli Corp.	282,400	495,939
	Tomoe Corp.	155,100	495,854
	Tomoe Engineering Co. Ltd.	46,400	882,371
	Tonami Holdings Co. Ltd.	37,500	1,061,968
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,384,409
	Totech Corp.	48,100	1,351,241
	Totetsu Kogyo Co. Ltd.	152,800	3,158,561
	Toyo Construction Co. Ltd.	492,600	3,236,852
	Toyo Denki Seizo KK	22,850	154,250
*	Toyo Engineering Corp.	194,378	918,007
	Toyo Logistics Co. Ltd.	85,100	183,625
	Toyo Machinery & Metal Co. Ltd.	100,000	431,458
#	Toyo Tanso Co. Ltd.	80,600	2,574,199
#	Toyo Wharf & Warehouse Co. Ltd.	24,100	245,202
	Trancom Co. Ltd.	47,200	2,704,432

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Trinity Industrial Corp.	36,000	$183,929
	Trusco Nakayama Corp.	236,800	3,879,552
	Tsubaki Nakashima Co. Ltd.	261,300	2,291,764
	Tsubakimoto Chain Co.	158,840	3,802,419
	Tsubakimoto Kogyo Co. Ltd.	28,400	902,313
	Tsugami Corp.	267,700	2,963,532
	Tsukishima Kikai Co. Ltd.	165,000	1,277,121
	Tsurumi Manufacturing Co. Ltd.	117,500	1,813,976
#	Ueki Corp.	60,800	622,526
	Union Tool Co.	46,900	1,237,422
	Ushio, Inc.	600,400	8,048,091
	UT Group Co. Ltd.	183,200	3,731,743
	Wakachiku Construction Co. Ltd.	74,800	1,747,601
	Wakita & Co. Ltd.	217,200	2,025,981
	WDB Holdings Co. Ltd.	63,000	1,042,507
	Weathernews, Inc.	36,200	1,971,533
	Welbe, Inc.	59,100	306,426
	Will Group, Inc.	96,500	911,507
#	World Holdings Co. Ltd.	50,700	1,015,883
	Yahagi Construction Co. Ltd.	172,600	1,056,736
	YAMABIKO Corp.	217,528	1,904,553
	YAMADA Consulting Group Co. Ltd.	64,900	585,491
	Yamashina Corp.	245,700	121,027
	Yamato Corp.	108,400	627,029
#	Yamaura Corp.	12,700	102,349
	Yamazen Corp.	353,200	2,893,094
	Yasuda Logistics Corp.	99,100	729,850
	Yokogawa Bridge Holdings Corp.	198,600	3,065,365
	Yondenko Corp.	54,120	761,093
	Yuasa Trading Co. Ltd.	103,900	2,960,648
	Yuken Kogyo Co. Ltd.	18,100	261,316
	Yurtec Corp.	257,400	1,516,116
	Yushin Precision Equipment Co. Ltd.	29,800	159,122
	Zaoh Co. Ltd.	25,900	374,272
	Zenitaka Corp.	19,200	406,963
#	Zuiko Corp.	94,600	646,774
TOTAL INDUSTRIALS			833,895,651
INFORMATION TECHNOLOGY — (15.2%)
#	A&D HOLON Holdings Co. Ltd.	129,500	1,060,433
*	Access Co. Ltd.	155,800	1,160,778
	Ad-sol Nissin Corp.	47,200	500,262
#	Adtec Plasma Technology Co. Ltd.	25,000	300,904
#	AGS Corp.	13,000	71,091
	Ai Holdings Corp.	244,200	4,125,325
	Aichi Tokei Denki Co. Ltd.	53,600	563,975
	Aiphone Co. Ltd.	66,800	997,375
*	Allied Telesis Holdings KK	191,200	172,537
	Alpha Systems, Inc.	26,020	843,518
	Alps Alpine Co. Ltd.	504,000	5,163,977
	Amano Corp.	291,800	5,338,770
	Anritsu Corp.	851,999	8,161,646
	AOI Electronics Co. Ltd.	27,700	391,456
	Argo Graphics, Inc.	102,600	3,208,453
	Arisawa Manufacturing Co. Ltd.	207,900	2,250,232
	Artiza Networks, Inc.	14,900	109,542
	Asahi Intelligence Service Co. Ltd.	1,300	11,777
	Asteria Corp.	29,800	179,721
#	Atled Corp.	15,700	182,855

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Avant Group Corp.	127,700	$1,422,003
	Base Co. Ltd.	15,600	543,503
	Bell System24 Holdings, Inc.	217,000	2,497,944
*	BrainPad, Inc.	87,600	495,348
	Broadband Tower, Inc.	116,500	148,184
	Broadleaf Co. Ltd.	33,200	117,217
	Business Brain Showa-Ota, Inc.	39,600	602,969
	Business Engineering Corp.	4,400	85,291
	CAC Holdings Corp.	75,200	833,134
	Canon Electronics, Inc.	125,200	1,645,353
#	CDS Co. Ltd.	15,500	217,114
#	Celsys, Inc.	206,000	1,151,140
	Change, Inc.	130,300	2,418,038
	Chino Corp.	45,000	668,307
	Citizen Watch Co. Ltd.	1,550,700	7,377,571
	CMK Corp.	275,600	1,082,074
#	Computer Engineering & Consulting Ltd.	170,100	1,982,157
	Computer Institute of Japan Ltd.	113,639	859,905
	Comture Corp.	143,900	2,766,838
	CONEXIO Corp.	95,000	1,398,362
	Core Corp.	45,800	536,317
	Cresco Ltd.	84,700	1,193,811
#	Cross Cat Co. Ltd.	8,200	89,849
#	Cube System, Inc.	60,600	513,182
	Cyber Com Co. Ltd.	10,600	117,081
	Cyberlinks Co. Ltd.	32,400	246,963
	Cybozu, Inc.	150,100	3,045,037
	Daiko Denshi Tsushin Ltd.	23,100	84,869
#	Daishinku Corp.	148,696	851,116
	Daitron Co. Ltd.	55,600	1,044,507
	Daiwabo Holdings Co. Ltd.	574,800	8,700,125
	Dawn Corp.	4,000	59,166
#	Densan System Holdings Co. Ltd.	43,600	729,233
	Dexerials Corp.	345,400	7,383,228
	Digital Arts, Inc.	73,500	3,283,033
	Digital Garage, Inc.	175,900	6,287,081
	Digital Hearts Holdings Co. Ltd.	74,800	1,108,656
	Digital Information Technologies Corp.	61,700	866,210
	DKK Co. Ltd.	61,300	908,822
	DKK-Toa Corp.	31,400	184,506
	Double Standard, Inc.	42,500	722,577
	DTS Corp.	250,500	6,143,783
	Ebase Co. Ltd.	125,600	547,286
	E-Guardian, Inc.	62,600	1,318,590
	Eizo Corp.	96,200	2,689,026
	Elecom Co. Ltd.	256,300	2,690,344
	Elematec Corp.	113,542	1,439,781
	Enomoto Co. Ltd.	29,100	400,503
	Enplas Corp.	46,100	1,331,995
	ESPEC Corp.	116,100	1,810,690
	Ferrotec Holdings Corp.	241,000	6,036,241
	Fixstars Corp.	105,300	1,064,497
	Focus Systems Corp.	53,700	440,767
	Forval Corp.	51,100	425,292
	FTGroup Co. Ltd.	51,000	445,914
	Fuji Soft, Inc.	43,100	2,572,533
	Fukui Computer Holdings, Inc.	58,900	1,358,285
	Furuno Electric Co. Ltd.	155,900	1,117,523
#	Furuya Metal Co. Ltd.	16,500	1,239,925

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Future Corp.	292,400	$3,807,579
	Future Innovation Group, Inc.	11,900	34,093
#	GL Sciences, Inc.	44,500	810,424
	Glosel Co. Ltd.	113,200	364,042
	GMO Financial Gate, Inc.	13,600	870,728
#	GMO GlobalSign Holdings KK	33,000	1,099,917
	GMO internet group, Inc.	12,200	240,094
#	GMO Pepabo, Inc.	7,300	105,427
	Hagiwara Electric Holdings Co. Ltd.	47,100	937,764
#	Hakuto Co. Ltd.	82,700	2,894,945
# *	Hennge KK	13,200	104,768
	Himacs Ltd.	960	10,815
	Hioki EE Corp.	61,700	3,527,813
	Hochiki Corp.	91,500	1,021,336
#	Hokuriku Electric Industry Co. Ltd.	21,839	218,528
	Horiba Ltd.	122,700	5,650,663
	Hosiden Corp.	304,400	3,692,282
# *	Hotto Link, Inc.	55,800	160,542
#	HPC Systems, Inc.	17,700	271,915
#	Icom, Inc.	54,900	1,076,420
	ID Holdings Corp.	79,450	598,948
	I'll, Inc.	28,500	422,898
	Ines Corp.	123,100	1,312,409
	I-Net Corp.	76,490	772,581
	Infomart Corp.	761,600	2,463,820
	Information Services International-Dentsu Ltd.	52,300	1,732,610
	Innotech Corp.	96,100	1,001,567
	Intelligent Wave, Inc.	50,500	307,308
	Inter Action Corp.	58,500	660,425
	I-PEX, Inc.	72,100	641,774
	Iriso Electronics Co. Ltd.	127,400	4,275,288
	ISB Corp.	51,700	475,566
*	ITbook Holdings Co. Ltd.	72,300	216,635
	Itfor, Inc.	172,600	1,150,491
#	Iwatsu Electric Co. Ltd.	53,100	308,668
	Japan Aviation Electronics Industry Ltd.	294,700	5,062,874
	Japan Cash Machine Co. Ltd.	138,300	1,219,507
	Japan Electronic Materials Corp.	60,200	669,115
	Japan Material Co. Ltd.	431,700	8,096,761
	Japan System Techniques Co. Ltd.	30,400	415,902
	Jastec Co. Ltd.	71,600	668,344
	JBCC Holdings, Inc.	90,100	1,301,030
	JFE Systems, Inc.	10,000	194,920
# *	JIG-SAW, Inc.	18,500	680,091
	Justsystems Corp.	135,900	3,384,553
	Kaga Electronics Co. Ltd.	100,200	3,337,657
	Kanematsu Electronics Ltd.	77,200	3,686,855
*	Kaonavi, Inc.	2,800	52,582
	KEL Corp.	27,900	399,661
	Koa Corp.	193,600	2,821,914
	Konica Minolta, Inc.	2,014,100	8,440,680
	KSK Co. Ltd.	3,000	52,625
#	Kyoden Co. Ltd.	116,100	449,190
	Kyosan Electric Manufacturing Co. Ltd.	257,600	809,200
	Kyowa Electronic Instruments Co. Ltd.	129,800	341,132
	LAC Co. Ltd.	97,400	606,119
	Macnica Holdings, Inc.	326,750	8,683,923
	Marubun Corp.	106,400	837,123
	Maruwa Co. Ltd.	55,400	7,081,752

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Maxell Ltd.	289,100	$3,155,061
	MCJ Co. Ltd.	428,700	3,334,517
	Megachips Corp.	104,700	2,186,127
	Meiko Electronics Co. Ltd.	129,300	2,898,539
	Melco Holdings, Inc.	35,600	918,780
*	Metaps, Inc.	2,500	11,218
	Micronics Japan Co. Ltd.	149,800	1,606,860
	MIMAKI ENGINEERING Co. Ltd.	113,200	528,381
	Mimasu Semiconductor Industry Co. Ltd.	107,681	2,135,838
#	Miraial Co. Ltd.	40,000	473,647
	Miroku Jyoho Service Co. Ltd.	112,800	1,413,743
	Mitachi Co. Ltd.	7,900	70,177
	Mitsubishi Research Institute, Inc.	50,700	1,972,649
	m-up Holdings, Inc.	180,000	1,722,538
#	Mutoh Holdings Co. Ltd.	7,400	91,173
	Nagano Keiki Co. Ltd.	86,800	768,148
	Naigai Tec Corp.	7,900	162,237
	NEC Networks & System Integration Corp.	205,808	2,748,447
	NET One Systems Co. Ltd.	305,700	8,284,462
	NF Holdings Corp.	12,900	93,321
	Nichicon Corp.	294,200	2,890,127
	Nihon Dempa Kogyo Co. Ltd.	108,100	1,274,507
	Nihon Denkei Co. Ltd.	43,300	548,273
	Nippon Ceramic Co. Ltd.	8,900	165,889
*	Nippon Chemi-Con Corp.	115,300	1,470,228
#	Nippon Computer Dynamics Co. Ltd.	36,200	192,415
*	Nippon Denkai Ltd.	1,200	15,210
	Nippon Electric Glass Co. Ltd.	359,436	6,674,867
#	Nippon Information Development Co. Ltd.	12,600	171,373
#	Nippon Kodoshi Corp.	51,600	771,456
	Nippon Signal Company Ltd.	284,800	2,287,316
	Nissha Co. Ltd.	242,900	3,613,991
	Nohmi Bosai Ltd.	140,700	1,865,668
	NSD Co. Ltd.	482,660	8,671,409
	NSW, Inc.	48,600	772,683
	Ohara, Inc.	48,700	454,862
#	Ohizumi Mfg. Co. Ltd.	7,001	46,746
	Oki Electric Industry Co. Ltd.	519,356	2,933,696
	Optex Group Co. Ltd.	174,820	2,866,080
*	Optim Corp.	86,500	762,841
	Optorun Co. Ltd.	102,800	2,028,606
	Oro Co. Ltd.	37,200	548,543
	Osaki Electric Co. Ltd.	281,800	1,167,697
#	Oval Corp.	35,600	115,983
# *	Oxide Corp.	3,200	224,059
	PCA Corp.	12,600	125,854
	PCI Holdings, Inc.	45,300	360,764
	Plus Alpha Consulting Co. Ltd.	8,400	182,068
#	Pole To Win Holdings, Inc.	199,600	1,344,525
#	Pro-Ship, Inc.	51,100	588,975
	Relia, Inc.	236,700	2,669,500
	Restar Holdings Corp.	108,800	1,845,731
*	Ricksoft Co. Ltd.	2,000	26,278
	Riken Keiki Co. Ltd.	87,100	3,107,009
	Riso Kagaku Corp.	68,700	1,146,243
#	River Eletec Corp.	35,300	207,659
	Roland DG Corp.	79,800	1,785,986
	Rorze Corp.	68,000	5,226,984
	RS Technologies Co. Ltd.	37,200	1,130,477

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Ryoden Corp.	92,900	$1,256,553
	Ryosan Co. Ltd.	124,400	2,819,157
	Saison Information Systems Co. Ltd.	27,400	397,569
	Sakura Internet, Inc.	131,700	516,411
	Sanken Electric Co. Ltd.	114,800	6,519,262
	Sanshin Electronics Co. Ltd.	70,900	1,379,623
	Santec Corp.	3,600	85,766
	Satori Electric Co. Ltd.	73,880	791,703
#	Saxa Holdings, Inc.	30,600	283,545
	SB Technology Corp.	62,000	936,874
#	Scala, Inc.	95,300	533,629
	Seikoh Giken Co. Ltd.	23,900	320,917
#	SEMITEC Corp.	8,000	553,861
	SERAKU Co. Ltd.	21,300	238,731
#	Shibaura Electronics Co. Ltd.	43,000	1,724,464
	Shibaura Mechatronics Corp.	22,400	1,884,032
	Shindengen Electric Manufacturing Co. Ltd.	45,700	1,186,930
	Shinko Shoji Co. Ltd.	231,100	2,352,520
	Shizuki Electric Co., Inc.	121,600	443,982
	Showa Shinku Co. Ltd.	24,400	268,699
#	Sigma Koki Co. Ltd.	28,900	342,378
	Siix Corp.	186,300	2,013,398
	Simplex Holdings, Inc.	15,300	268,776
	SK-Electronics Co. Ltd.	49,000	453,871
# *	Smaregi, Inc.	6,500	116,595
	SMK Corp.	26,049	470,825
	Softcreate Holdings Corp.	48,200	1,227,385
	Soliton Systems KK	54,100	478,873
	Solxyz Co. Ltd.	41,000	111,484
	SRA Holdings	69,900	1,680,284
	Sumida Corp.	158,549	1,765,933
*	Sun*, Inc.	19,500	217,573
	Sun-Wa Technos Corp.	75,500	1,081,955
	Suzuden Corp.	800	15,136
	Suzuki Co. Ltd.	73,200	544,888
	System D, Inc.	1,100	11,475
	System Information Co. Ltd.	57,600	375,524
	System Research Co. Ltd.	29,800	505,303
	System Support, Inc.	20,700	258,888
	Systems Engineering Consultants Co. Ltd.	6,600	171,941
	Systena Corp.	1,578,800	5,068,248
	Tachibana Eletech Co. Ltd.	101,760	1,433,963
#	Takachiho Koheki Co. Ltd.	40,900	739,433
	TAKEBISHI Corp.	52,200	641,715
	Tamura Corp.	441,800	2,518,924
	Tazmo Co. Ltd.	3,500	51,335
	TDC Soft, Inc.	93,400	1,157,806
	TechMatrix Corp.	242,600	3,321,169
	Techno Horizon Co. Ltd.	61,800	210,678
	Tecnos Japan, Inc.	46,100	172,318
	Teikoku Tsushin Kogyo Co. Ltd.	51,500	581,360
#	Terilogy Holdings	20,900	48,972
	TESEC Corp.	22,600	496,371
	TKC Corp.	183,400	5,225,827
	Tobila Systems, Inc.	1,600	10,076
	Toho System Science Co. Ltd.	2,700	21,258
	Tokyo Electron Device Ltd.	41,800	2,455,167
	Tokyo Seimitsu Co. Ltd.	232,600	8,008,386
	Tomen Devices Corp.	17,800	838,362

The Japanese Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Topcon Corp.	663,300	$8,643,819
	Torex Semiconductor Ltd.	52,900	1,107,367
	Toshiba TEC Corp.	137,400	3,909,870
	Toukei Computer Co. Ltd.	6,810	282,557
	Towa Corp.	131,800	1,964,295
	Toyo Corp.	149,600	1,545,436
	Transcosmos, Inc.	116,500	3,041,333
#	Tri Chemical Laboratories, Inc.	154,500	2,805,600
	Tsuzuki Denki Co. Ltd.	42,800	437,250
	Ubicom Holdings, Inc.	30,800	547,193
	Uchida Yoko Co. Ltd.	46,900	1,704,007
	ULS Group, Inc.	13,300	387,598
	Ulvac, Inc.	108,100	5,057,130
	UNITED, Inc.	24,200	230,813
	User Local, Inc.	9,200	89,121
	V Technology Co. Ltd.	55,700	1,153,759
	VINX Corp.	25,600	293,635
	Wacom Co. Ltd.	973,900	4,809,699
	Wellnet Corp.	54,900	254,204
#	WILLs, Inc.	34,200	171,272
	WingArc1st, Inc.	7,100	107,887
#	YAC Holdings Co. Ltd.	55,000	861,326
	Yamaichi Electronics Co. Ltd.	136,700	1,912,370
	Yashima Denki Co. Ltd.	119,500	991,283
	YE DIGITAL Corp.	14,400	45,416
	Yokowo Co. Ltd.	111,075	1,921,148
TOTAL INFORMATION TECHNOLOGY			447,411,926
MATERIALS — (12.5%)
	Achilles Corp.	80,500	775,450
	ADEKA Corp.	507,000	8,579,065
	Agro-Kanesho Co. Ltd.	2,300	28,211
	Aica Kogyo Co. Ltd.	191,500	4,631,051
	Aichi Steel Corp.	65,365	1,160,282
	Arakawa Chemical Industries Ltd.	106,400	816,765
	Araya Industrial Co. Ltd.	20,200	370,960
	Asahi Holdings, Inc.	472,200	7,429,272
	Asahi Printing Co. Ltd.	25,700	169,915
	ASAHI YUKIZAI Corp.	87,600	2,006,648
	Asahipen Corp.	2,100	30,748
	Asia Pile Holdings Corp.	208,100	1,031,598
#	C Uyemura & Co. Ltd.	69,300	3,538,726
	Carlit Holdings Co. Ltd.	128,900	764,920
	Chuetsu Pulp & Paper Co. Ltd.	32,800	259,586
	Chugoku Marine Paints Ltd.	315,800	2,405,172
	CI Takiron Corp.	281,800	1,135,620
	CK-San-Etsu Co. Ltd.	22,800	756,113
	Dai Nippon Toryo Co. Ltd.	130,200	790,060
	Daicel Corp.	911,000	6,721,619
	Daido Steel Co. Ltd.	156,900	5,932,421
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	118,200	995,311
	Daiken Corp.	61,300	1,035,759
	Daiki Aluminium Industry Co. Ltd.	170,400	1,888,936
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,800	1,073,796
	Daio Paper Corp.	357,700	2,760,068
	DIC Corp.	341,600	6,351,037
	DKS Co. Ltd.	47,000	705,740
	Dowa Holdings Co. Ltd.	41,300	1,441,913
	Dynapac Co. Ltd.	8,500	81,692

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	FP Corp.	81,700	$2,220,172
	Fuji Seal International, Inc.	252,328	3,279,407
	Fujikura Kasei Co. Ltd.	162,600	542,366
	Fujimi, Inc.	76,800	3,894,901
	Fujimori Kogyo Co. Ltd.	101,200	2,598,340
	Fuso Chemical Co. Ltd.	111,900	3,179,423
	Godo Steel Ltd.	57,500	1,108,429
	Gun-Ei Chemical Industry Co. Ltd.	29,000	552,393
	Hakudo Co. Ltd.	41,600	831,282
	Harima Chemicals Group, Inc.	93,100	600,135
	Hodogaya Chemical Co. Ltd.	41,700	1,074,547
	Hokkan Holdings Ltd.	58,100	630,679
	Hokko Chemical Industry Co. Ltd.	115,300	741,563
	Hokuetsu Corp.	766,899	4,936,874
	Ise Chemicals Corp.	12,600	502,103
	Ishihara Chemical Co. Ltd.	72,000	703,457
	Ishihara Sangyo Kaisha Ltd.	203,950	1,736,293
	Ishizuka Glass Co. Ltd.	12,900	143,853
	Japan Pure Chemical Co. Ltd.	500	9,163
	JCU Corp.	128,600	3,188,835
	JSP Corp.	79,400	965,470
	Kaneka Corp.	199,700	5,242,998
	Kanto Denka Kogyo Co. Ltd.	261,700	2,031,567
	Katakura & Co-op Agri Corp.	20,400	269,367
	KeePer Technical Laboratory Co. Ltd.	86,400	2,225,587
	KEIWA, Inc.	51,200	630,273
	KH Neochem Co. Ltd.	223,700	4,768,004
	Kimoto Co. Ltd.	181,500	289,694
	Koatsu Gas Kogyo Co. Ltd.	185,393	947,523
	Kobe Steel Ltd.	1,623,085	8,744,419
	Kohsoku Corp.	70,200	1,017,955
	Konishi Co. Ltd.	205,700	2,915,934
	Konoshima Chemical Co. Ltd.	37,500	507,609
	Krosaki Harima Corp.	30,100	1,385,910
	Kumiai Chemical Industry Co. Ltd.	321,187	2,179,313
	Kunimine Industries Co. Ltd.	41,700	270,241
	Kureha Corp.	98,450	6,430,002
	Kurimoto Ltd.	60,500	861,680
	Kuriyama Holdings Corp.	78,000	486,973
	Kyoei Steel Ltd.	135,500	1,481,219
	Kyowa Leather Cloth Co. Ltd.	75,300	296,419
	Lintec Corp.	258,000	4,467,790
	Maeda Kosen Co. Ltd.	118,600	3,069,148
	Maruichi Steel Tube Ltd.	213,300	4,592,827
	MEC Co. Ltd.	97,900	1,892,381
#	Mipox Corp.	19,600	109,586
	Mitani Sekisan Co. Ltd.	66,000	2,156,420
	Mitsubishi Materials Corp.	277,600	4,768,272
*	Mitsubishi Paper Mills Ltd.	235,100	535,682
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	520,918
	Mitsui Mining & Smelting Co. Ltd.	345,600	9,207,159
#	Molitec Steel Co. Ltd.	7,200	16,392
#	MORESCO Corp.	39,800	372,027
	Moriroku Holdings Co. Ltd.	13,500	184,913
	Mory Industries, Inc.	33,200	749,208
	Nakayama Steel Works Ltd.	139,800	1,060,470
#	Nasu Denki Tekko Co. Ltd.	3,000	176,221
	Neturen Co. Ltd.	209,200	1,109,409
#	New Japan Chemical Co. Ltd.	111,300	194,082

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Nicca Chemical Co. Ltd.	45,700	$288,617
#	Nichia Steel Works Ltd.	87,700	176,295
	Nihon Kagaku Sangyo Co. Ltd.	81,300	626,186
	Nihon Nohyaku Co. Ltd.	243,500	1,339,960
	Nihon Parkerizing Co. Ltd.	520,200	3,840,830
# *	Nihon Yamamura Glass Co. Ltd.	58,200	242,839
	Nippon Carbide Industries Co., Inc.	46,200	470,658
	Nippon Chemical Industrial Co. Ltd.	49,500	727,655
	Nippon Concrete Industries Co. Ltd.	271,000	466,526
	Nippon Denko Co. Ltd.	687,014	2,052,440
#	Nippon Fine Chemical Co. Ltd.	82,800	1,533,612
	Nippon Kayaku Co. Ltd.	596,300	5,537,333
	Nippon Light Metal Holdings Co. Ltd.	355,390	4,073,440
	Nippon Paper Industries Co. Ltd.	546,900	4,071,700
	Nippon Pillar Packing Co. Ltd.	113,500	2,759,868
	Nippon Shokubai Co. Ltd.	102,500	4,339,350
	Nippon Soda Co. Ltd.	141,400	4,621,726
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,908,995
	Nitta Gelatin, Inc.	82,000	540,836
	Nittetsu Mining Co. Ltd.	70,600	1,966,020
	Nozawa Corp.	47,500	243,165
	Oat Agrio Co. Ltd.	49,200	570,411
	Okamoto Industries, Inc.	69,600	2,094,660
	Okura Industrial Co. Ltd.	53,300	773,322
	Osaka Organic Chemical Industry Ltd.	97,600	1,610,457
	Osaka Soda Co. Ltd.	85,499	2,794,464
	Osaka Steel Co. Ltd.	89,300	855,034
	Pacific Metals Co. Ltd.	91,599	1,414,194
	Pack Corp.	87,200	1,743,236
	Rasa Industries Ltd.	43,000	648,620
	Rengo Co. Ltd.	980,600	6,921,077
	Riken Technos Corp.	231,800	945,449
	Sakai Chemical Industry Co. Ltd.	85,200	1,197,246
	Sakata INX Corp.	259,300	2,185,057
	Sanyo Chemical Industries Ltd.	81,700	2,664,077
	Sanyo Special Steel Co. Ltd.	122,960	2,359,163
	Seiko PMC Corp.	64,500	278,679
	Sekisui Kasei Co. Ltd.	150,000	449,429
	Shikoku Kasei Holdings Corp.	224,500	2,207,899
	Shinagawa Refractories Co. Ltd.	34,700	1,103,190
	Shin-Etsu Polymer Co. Ltd.	275,500	2,743,353
	SK Kaken Co. Ltd.	1,300	433,079
	Soken Chemical & Engineering Co. Ltd.	48,400	649,868
	Stella Chemifa Corp.	64,000	1,276,041
	Sumitomo Bakelite Co. Ltd.	194,100	6,324,556
	Sumitomo Osaka Cement Co. Ltd.	206,299	5,428,253
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,712,724
	T Hasegawa Co. Ltd.	124,100	3,038,047
	T&K Toka Co. Ltd.	123,200	1,197,721
	Taiheiyo Cement Corp.	484,400	8,347,863
	Taisei Lamick Co. Ltd.	36,900	829,965
	Taiyo Holdings Co. Ltd.	220,400	4,065,867
	Takasago International Corp.	82,700	1,640,045
	Takemoto Yohki Co. Ltd.	43,800	252,268
# *	Tanaka Chemical Corp.	13,400	166,000
#	Taoka Chemical Co. Ltd.	15,100	92,910
	Tayca Corp.	97,400	910,415
	Teijin Ltd.	302,700	3,108,223
	Tenma Corp.	111,300	1,900,424

The Japanese Small Company Series
CONTINUED
		Shares	Value»
MATERIALS — (Continued)
	Toagosei Co. Ltd.	693,900	$6,297,099
*	Toda Kogyo Corp.	4,300	85,245
#	Toho Acetylene Co. Ltd.	12,700	112,272
	Toho Chemical Industry Co. Ltd.	47,000	179,945
#	Toho Titanium Co. Ltd.	201,000	3,751,220
	Toho Zinc Co. Ltd.	86,599	1,453,464
	Tohoku Steel Co. Ltd.	16,300	227,548
	Tokai Carbon Co. Ltd.	1,037,400	8,950,316
	Tokushu Tokai Paper Co. Ltd.	53,858	1,206,817
	Tokuyama Corp.	371,497	5,434,884
	Tokyo Ohka Kogyo Co. Ltd.	37,800	1,863,029
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	230,096
	Tokyo Rope Manufacturing Co. Ltd.	46,000	370,574
	Tokyo Steel Manufacturing Co. Ltd.	520,100	5,658,859
	Tokyo Tekko Co. Ltd.	61,900	807,933
	Tomoku Co. Ltd.	70,600	916,075
	Topy Industries Ltd.	98,200	1,266,350
#	Toyo Gosei Co. Ltd.	31,100	2,219,779
	Toyo Ink SC Holdings Co. Ltd.	229,100	3,290,727
	Toyobo Co. Ltd.	503,900	4,011,401
	TYK Corp.	148,500	328,377
	UACJ Corp.	194,941	3,660,289
	UBE Corp.	611,100	9,585,324
	Ultrafabrics Holdings Co. Ltd.	2,600	74,183
	Valqua Ltd.	104,799	2,584,935
	Vertex Corp.	126,294	1,331,480
	Wavelock Holdings Co. Ltd.	30,900	149,435
	Wood One Co. Ltd.	20,197	144,505
	Yamato Kogyo Co. Ltd.	22,100	837,626
	Yodogawa Steel Works Ltd.	135,700	2,891,469
	Yotai Refractories Co. Ltd.	115,400	1,356,272
	Yushiro Chemical Industry Co. Ltd.	58,400	351,842
TOTAL MATERIALS			368,664,438
REAL ESTATE — (1.3%)
	AD Works Group Co. Ltd.	47,879	54,184
	Airport Facilities Co. Ltd.	143,970	574,170
#	Anabuki Kosan, Inc.	16,400	261,830
	Aoyama Zaisan Networks Co. Ltd.	92,000	812,537
	Apaman Co. Ltd.	75,900	272,100
	Ardepro Co. Ltd.	7,070	20,757
	Arealink Co. Ltd.	42,173	605,923
#	B-Lot Co. Ltd.	25,800	105,539
	Cosmos Initia Co. Ltd.	93,700	372,159
	CRE, Inc.	31,500	263,701
	Dear Life Co. Ltd.	152,600	735,208
	Goldcrest Co. Ltd.	99,670	1,250,386
	Good Com Asset Co. Ltd.	97,600	593,786
	Grandy House Corp.	95,600	428,781
	Heiwa Real Estate Co. Ltd.	116,500	3,333,078
	Ichigo, Inc.	70,000	160,438
#	Japan Property Management Center Co. Ltd.	86,300	667,718
#	JINUSHI Co. Ltd.	77,900	1,113,324
	JSB Co. Ltd.	24,700	771,216
	Katitas Co. Ltd.	196,000	4,806,006
	Keihanshin Building Co. Ltd.	197,400	2,079,662
	LA Holdings Co. Ltd.	3,900	94,387
*	Leopalace21 Corp.	549,400	1,363,562
	Loadstar Capital KK	9,200	115,470

The Japanese Small Company Series
CONTINUED
		Shares	Value»
REAL ESTATE — (Continued)
# *	Mirainovate Co. Ltd.	120,340	$220,553
	Mirarth Holdings, Inc.	531,000	1,572,060
	Mugen Estate Co. Ltd.	64,200	242,179
	Nisshin Group Holdings Co. Ltd.	205,500	721,765
	Raysum Co. Ltd.	17,448	184,405
	SAMTY Co. Ltd.	173,450	2,739,493
	Sankyo Frontier Co. Ltd.	24,600	646,695
	Sansei Landic Co. Ltd.	29,100	182,195
*	SRE Holdings Corp.	11,500	365,634
#	Star Mica Holdings Co. Ltd.	164,500	856,161
	Starts Corp., Inc.	208,300	4,142,154
	Sun Frontier Fudousan Co. Ltd.	178,800	1,541,311
	Sunnexta Group, Inc.	11,100	79,284
	Tenpo Innovation Co. Ltd.	3,100	26,244
*	TKP Corp.	13,200	312,921
	TOC Co. Ltd.	296,050	1,551,578
#	Tokyo Rakutenchi Co. Ltd.	19,800	635,705
#	Tokyo Theatres Co., Inc.	47,099	407,056
	Tosei Corp.	187,900	2,145,217
	Urbanet Corp. Co. Ltd.	92,700	218,853
TOTAL REAL ESTATE			39,647,385
UTILITIES — (1.7%)
	Chugoku Electric Power Co., Inc.	838,599	4,610,182
	EF-ON, Inc.	88,520	354,021
	eRex Co. Ltd.	185,100	3,426,381
	Hiroshima Gas Co. Ltd.	322,200	848,225
	Hokkaido Electric Power Co., Inc.	1,106,900	4,094,929
	Hokkaido Gas Co. Ltd.	92,600	1,269,913
	Hokuriku Electric Power Co.	1,052,600	4,354,005
#	Hokuriku Gas Co. Ltd.	10,100	233,601
	K&O Energy Group, Inc.	89,200	1,384,835
	Kasumigaseki Capital Co. Ltd.	2,200	71,037
	Nippon Gas Co. Ltd.	676,700	10,801,032
	Okinawa Electric Power Co., Inc.	278,516	2,316,309
*	RENOVA, Inc.	118,700	2,065,944
	Saibu Gas Holdings Co. Ltd.	211,100	2,984,281
	Shikoku Electric Power Co., Inc.	749,500	4,333,387
	Shizuoka Gas Co. Ltd.	315,000	2,761,761
#	Toell Co. Ltd.	57,500	333,976
	Toho Gas Co. Ltd.	13,000	254,952
#	West Holdings Corp.	134,903	4,045,141
TOTAL UTILITIES			50,543,912
TOTAL COMMON STOCKS Cost ($2,773,342,457)			2,898,820,829

			Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@ §	The DFA Short Term Investment Fund	4,259,290	49,271,467
TOTAL INVESTMENTS — (100.0%)
(Cost $2,822,607,228)^^			$2,948,092,296

ST	Special Tax

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).

The Japanese Small Company Series
CONTINUED
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$67,249,919	—	$67,249,919
Consumer Discretionary	$383,098	418,623,786	—	419,006,884
Consumer Staples	—	227,118,404	—	227,118,404
Energy	—	21,702,985	—	21,702,985
Financials	—	279,369,467	—	279,369,467
Health Care	—	144,209,858	—	144,209,858
Industrials	—	833,895,651	—	833,895,651
Information Technology	48,972	447,362,954	—	447,411,926
Materials	—	368,664,438	—	368,664,438
Real Estate	—	39,647,385	—	39,647,385
Utilities	—	50,543,912	—	50,543,912
Securities Lending Collateral	—	49,271,467	—	49,271,467
TOTAL	$432,070	$2,947,660,226	—	$2,948,092,296

The Asia Pacific Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.8%)
AUSTRALIA — (62.3%)
#	29Metals Ltd.	77,504	$108,166
*	3P Learning Ltd.	93,233	83,532
*	4DMedical Ltd.	44,717	13,797
*	A2B Australia Ltd.	511,111	409,618
	Accent Group Ltd.	2,733,567	4,250,883
* ††	ACN Ltd.	1,687	0
	Acrow Formwork & Construction Services Ltd.	290,325	134,771
# *	Actinogen Medical Ltd.	729,727	46,843
#	Adairs Ltd.	1,208,723	2,474,454
	Adbri Ltd.	2,615,546	3,439,239
# *	Advance Zinctek Ltd.	9,653	15,183
# *	Aeris Resources Ltd.	148,241	67,527
*	Ainsworth Game Technology Ltd.	557,129	411,344
# *	Alcidion Group Ltd.	643,486	66,373
*	Alkane Resources Ltd.	2,420,857	1,151,194
# *	Alliance Aviation Services Ltd.	423,816	1,007,168
# *	Alligator Energy Ltd.	8,107,416	274,062
*	Altech Chemicals Ltd.	174,277	12,284
# *	AMA Group Ltd.	6,336,788	919,442
*	AMP Ltd.	8,342,309	7,913,562
	Ansell Ltd.	592,007	11,831,588
*	Antipa Minerals Ltd.	2,985,349	48,525
	Antipa Minerals Ltd.	282,735	4,590
#	Appen Ltd.	755,130	1,380,535
# *	Arafura Rare Earths Ltd.	10,931,149	4,284,988
	Arafura Resources Ltd.	2,052,173	796,689
#	ARB Corp. Ltd.	515,315	11,708,964
# *	Archer Materials Ltd.	514,440	226,904
*	Ardea Resources Ltd.	152,857	81,347
#	Ardent Leisure Group Ltd.	3,042,459	1,497,441
# *	Argosy Minerals Ltd.	1,030,094	469,655
*	Aroa Biosurgery Ltd.	89,237	75,468
	AUB Group Ltd.	762,060	12,765,210
# *	Audinate Group Ltd.	147,979	796,822
# *	Aura Energy Ltd.	259,286	63,744
# *	Aurelia Metals Ltd.	8,352,759	863,628
*	Ausgold Ltd.	420,326	16,347
*	Aussie Broadband Ltd.	457,840	976,620
	Austal Ltd.	2,416,185	2,835,458
	Austin Engineering Ltd.	615,806	152,401
*	Australian Agricultural Co. Ltd.	2,850,244	3,486,103
#	Australian Clinical Labs Ltd.	317,172	696,297
	Australian Ethical Investment Ltd.	301,621	943,474
	Australian Finance Group Ltd.	2,025,025	2,427,286
# *	Australian Strategic Materials Ltd.	640,115	818,004
# *	Australian Vanadium Ltd.	13,984,327	278,989
#	Australian Vintage Ltd.	2,522,494	1,089,979
	Auswide Bank Ltd.	173,480	715,845
*	Auteco Minerals Ltd.	247,992	9,978
#	AVJennings Ltd.	5,407,981	1,642,486
# * ††	AVZ Minerals Ltd.	263,719	55,302
# *	Azure Minerals Ltd.	24,167	5,513
#	Baby Bunting Group Ltd.	813,374	1,555,522
# *	Bannerman Energy Ltd.	95,393	131,083
	Bapcor Ltd.	2,227,045	10,071,623

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Base Resources Ltd.	1,996,842	$302,905
*	BCI Minerals Ltd.	2,716,101	558,047
	Beach Energy Ltd.	7,825,248	8,408,905
	Beacon Lighting Group Ltd.	455,452	761,888
	Beacon Minerals Ltd.	2,446,902	53,773
	Bega Cheese Ltd.	1,973,378	5,431,507
#	Bell Financial Group Ltd.	734,391	534,918
*	Bellevue Gold Ltd.	8,307,472	7,048,608
*	Berkeley Energia Ltd.	37,692	11,379
# *	Betmakers Technology Group Ltd.	2,293,199	369,446
	Bgv1Nyp	512,124	39,763
# *	Bigtincan Holdings Ltd.	1,377,352	539,099
*	Bionomics Ltd.	160,677	3,526
# *	Black Rock Mining Ltd.	2,860,513	316,493
	Blackmores Ltd.	102,288	6,353,268
#	Boral Ltd.	1,451,939	3,547,521
*	Boss Energy Ltd.	595,490	1,095,046
*	Botanix Pharmaceuticals Ltd.	220,516	9,035
#	Bravura Solutions Ltd.	1,692,017	1,036,475
#	Breville Group Ltd.	652,020	10,512,439
	Brickworks Ltd.	486,407	8,192,378
# *	Bubs Australia Ltd.	968,640	216,606
*	Buru Energy Ltd.	713,223	53,256
# *	BWX Ltd.	992,498	151,607
*	Byron Energy Ltd.	275,427	22,494
# *	Calidus Resources Ltd.	1,265,624	246,563
	Calima Energy Ltd.	1,950,890	193,387
*	Calix Ltd.	3,466	13,705
	Capitol Health Ltd.	5,725,035	1,171,385
	Capral Ltd.	59,888	349,438
*	Capricorn Metals Ltd.	2,026,381	6,532,755
*	Carbon Revolution Ltd.	77,813	8,513
# *	Carnarvon Energy Ltd.	8,298,106	881,792
#	Cash Converters International Ltd.	2,819,818	468,742
# *	Catapult Group International Ltd.	510,098	259,828
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	454,649	1,478,673
*	Central Petroleum Ltd.	759,474	44,039
*,* ††	Centrebet International Ltd.	162,672	0
*	Chalice Mining Ltd.	598,556	2,759,396
*	Challenger Exploration Ltd.	103,805	11,805
	Challenger Ltd.	173,987	891,990
#	Champion Iron Ltd.	1,586,745	8,074,115
# *	City Chic Collective Ltd.	1,254,668	577,976
*	Clean Seas Seafood Ltd.	247,494	99,752
	ClearView Wealth Ltd.	156,351	55,174
#	Clinuvel Pharmaceuticals Ltd.	254,660	4,565,056
#	Clover Corp. Ltd.	770,098	675,490
# *	Cobalt Blue Holdings Ltd.	650,479	254,953
	Codan Ltd.	663,689	2,506,105
	COG Financial Services Ltd.	10,563	11,186
*	Cogstate Ltd.	261,421	368,116
* ††	Collection House Ltd.	428,104	23,268
	Collins Foods Ltd.	756,254	4,315,030
*	Comet Ridge Ltd.	1,278,672	140,659
*	Cooper Energy Ltd.	18,007,186	2,291,527
# *	Core Lithium Ltd.	798,506	665,888
#	Corporate Travel Management Ltd.	713,869	9,355,392
	Costa Group Holdings Ltd.	2,805,086	5,835,932

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Credit Corp. Group Ltd.	457,695	$7,067,845
	CSR Ltd.	3,176,445	11,887,826
*	Cynata Therapeutics Ltd.	111,132	26,759
*	Danakali Ltd.	847,382	243,998
	Data#3 Ltd.	1,162,707	6,041,525
# *	De Grey Mining Ltd.	7,339,733	7,777,874
# *	Deep Yellow Ltd.	2,322,235	1,328,871
	Deterra Royalties Ltd.	787,480	2,732,179
*	Develop Global Ltd.	18,267	50,576
	Dicker Data Ltd.	427,631	3,227,943
	Domain Holdings Australia Ltd.	1,706,726	3,904,721
	Downer EDI Ltd.	4,211,433	11,270,021
# *	Dreadnought Resources Ltd.	7,262,887	563,916
*	Dubber Corp. Ltd.	31,095	8,792
	Eagers Automotive Ltd.	941,185	7,654,911
	Earlypay Ltd.	993,696	133,549
*	Eclipx Group Ltd.	2,275,508	3,286,821
# *	Ecograf Ltd.	1,581,731	242,773
	Elanor Investor Group	444,530	534,108
	Elders Ltd.	1,009,369	6,949,162
# *	Electro Optic Systems Holdings Ltd.	80,313	35,443
*	Element 25 Ltd.	16,231	11,382
*	Elementos Ltd.	135,772	32,334
# *	Elevate Uranium Ltd.	172,343	54,306
# *	Elixir Energy Ltd.	2,250,692	223,931
*	Elmo Software Ltd.	107,791	369,948
	Emeco Holdings Ltd.	2,403,746	1,288,417
*	Emerald Resources NL	514,701	501,495
# *	EML Payments Ltd.	1,986,286	945,108
# *	Energy Transition Minerals Ltd.	1,881,748	68,118
	Enero Group Ltd.	280,272	604,105
# *	EnviroSuite Ltd.	1,131,191	100,313
	EQT Holdings Ltd.	174,547	3,051,984
	Estia Health Ltd.	1,674,576	2,394,094
	Eureka Group Holdings Ltd.	35,715	11,099
# *	European Lithium Ltd.	3,882,196	222,401
	Euroz Hartleys Group Ltd.	311,659	258,611
	EVT Ltd.	663,116	6,626,762
*	Experience Co. Ltd.	102,579	20,435
	Fenix Resources Ltd.	735,489	135,748
	Finbar Group Ltd.	337,695	165,785
# * ††	Firefinch Ltd.	1,569,275	83,075
	Fleetwood Ltd.	654,067	665,968
# *	Flight Centre Travel Group Ltd.	859,664	9,605,544
*	Fluence Corp. Ltd.	116,395	19,417
# *	Frontier Digital Ventures Ltd.	1,022,562	645,026
# *	FYI Resources Ltd.	452,463	57,752
	G8 Education Ltd.	5,462,960	4,859,017
# *	Galan Lithium Ltd.	1,715,880	1,431,194
*	Gascoyne Resources Ltd.	160,800	22,133
# *	Genetic Signatures Ltd.	171,373	106,610
# *	Genex Power Ltd.	1,098,842	112,638
	Gold Road Resources Ltd.	7,605,514	8,896,973
	GR Engineering Services Ltd.	281,577	420,964
	GrainCorp Ltd., Class A	1,517,016	8,145,473
	Grange Resources Ltd.	3,211,827	2,317,621
	GTN Ltd.	15,394	6,073
#	GUD Holdings Ltd.	1,059,688	6,295,143
	GWA Group Ltd.	1,558,626	2,396,904

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	1,220,713	$4,612,422
*	Hastings Technology Metals Ltd.	50,199	122,805
	Healius Ltd.	3,665,521	8,362,312
	Healthia Ltd.	131,677	130,467
	Helia Group Ltd.	2,509,241	4,974,803
*	Helios Energy Ltd.	817,342	53,268
#	Helloworld Travel Ltd.	51,370	65,257
# *	Highfield Resources Ltd.	535,052	250,827
*	Hillgrove Resources Ltd.	391,399	18,790
*	Hipages Group Holdings Ltd.	10,335	6,961
	Horizon Oil Ltd.	2,104,974	224,227
*	Hot Chili Ltd.	169,686	111,228
#	HT&E Ltd.	1,674,399	1,327,316
	HUB24 Ltd.	473,024	8,821,501
#	Humm Group Ltd.	2,395,971	1,010,498
	Iluka Resources Ltd.	305,328	2,349,400
	Image Resources NL	946,902	93,770
	Imdex Ltd.	3,360,380	5,966,934
# *	Immutep Ltd.	1,713,888	358,817
# *	Immutep Ltd., Sponsored ADR	7,245	14,200
# *	ImpediMed Ltd.	417,437	18,070
	Infomedia Ltd.	3,087,927	2,417,062
#	Inghams Group Ltd.	2,932,714	6,029,203
	Insignia Financial Ltd.	4,274,608	10,611,901
#	Integral Diagnostics Ltd.	1,511,271	3,423,569
# *	Integrated Research Ltd.	566,516	246,829
# *	Investigator Resources Ltd.	686,170	20,440
#	InvoCare Ltd.	921,115	7,527,754
*	ioneer Ltd.	10,507,489	3,233,463
# *	Ionic Rare Earths Ltd.	1,535,687	36,184
	IPH Ltd.	1,331,405	8,053,068
	IRESS Ltd.	1,215,703	8,579,117
	IVE Group Ltd.	672,038	1,151,938
# *	Jervois Global Ltd.	372,952	64,966
	Jervois Global Ltd.	23,927	4,138
#	Johns Lyng Group Ltd.	1,066,692	4,445,867
	Jumbo Interactive Ltd.	208,843	2,313,258
#	Jupiter Mines Ltd.	5,766,393	936,681
*	Karoon Energy Ltd.	4,257,466	7,042,724
	Kelly Partners Group Holdings Ltd.	3,572	11,561
	Kelsian Group Ltd.	598,234	2,481,100
*	KGL Resources Ltd.	310,205	46,036
*	Kingsgate Consolidated Ltd.	355,002	401,890
*	Koba Resources Ltd.	34,188	4,098
# *	Kogan.com Ltd.	468,030	1,497,244
# *	Lake Resources NL	2,607,188	1,528,850
# *	Lark Distilling Co. Ltd.	65,368	94,869
* ††	Lednium Technology Pty. Ltd.	195,019	0
# *	Leo Lithium Ltd.	1,120,910	488,964
# *	Lepidico Ltd.	2,895,993	31,020
	Liberty Financial Group Ltd.	4,470	12,505
	Lifestyle Communities Ltd.	597,458	8,329,330
	Link Administration Holdings Ltd.	2,525,217	3,441,766
*	Li-S Energy Ltd.	3,944	1,036
*	Lithium Australia Ltd.	423,984	14,405
# *	Lithium Power International Ltd.	304,819	94,944
	Lithium Power International Ltd.	36,643	11,251
	Lovisa Holdings Ltd.	363,199	6,822,202
*	Lucapa Diamond Co. Ltd.	2,713,021	92,358

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Lycopodium Ltd.	64,242	$318,092
	MA Financial Group Ltd.	428,968	1,519,339
#	Maas Group Holdings Ltd.	79,884	158,677
# *	Mach7 Technologies Ltd.	42,643	21,482
#	Macmahon Holdings Ltd.	5,844,322	640,386
*	Macquarie Telecom Group Ltd.	21,792	862,127
#	Mader Group Ltd.	75,439	230,621
#	Magellan Financial Group Ltd.	425,152	2,702,654
	Maggie Beer Holdings Ltd.	243,446	37,247
# ††	Mallee Resources Ltd.	49,486	11,003
	MaxiPARTS Ltd.	87,262	121,636
#	Mayne Pharma Group Ltd.	515,872	1,104,636
#	McMillan Shakespeare Ltd.	548,994	5,496,410
#	McPherson's Ltd.	653,702	330,078
# *	Medical Developments International Ltd.	167,262	182,083
*	Megaport Ltd.	49,933	207,683
# *	Mesoblast Ltd.	2,382,780	1,607,704
# *	Metals X Ltd.	3,509,169	1,021,889
	Metcash Ltd.	1,072,119	3,177,138
#	Michael Hill International Ltd.	1,522,713	1,140,380
*	Micro-X Ltd.	261,656	25,908
*	Mincor Resources NL	1,650,392	1,784,753
*	MMA Offshore Ltd.	1,671,171	1,117,706
	Monadelphous Group Ltd.	696,927	6,869,046
	Monash IVF Group Ltd.	2,188,952	1,612,535
*	MoneyMe Ltd.	73,889	24,075
* ††	Morning Star Gold NL	332,749	0
	MotorCycle Holdings Ltd.	109,445	175,933
# *	Mount Gibson Iron Ltd.	4,569,374	1,942,345
	Myer Holdings Ltd.	5,293,540	3,665,138
	MyState Ltd.	744,487	2,099,310
# *	Nanosonics Ltd.	1,670,563	5,765,438
	National Tyre & Wheel Ltd.	99,980	44,622
# *	Navarre Minerals Ltd.	1,777,444	48,976
	Navigator Global Investments Ltd.	1,074,364	944,046
# *	Neometals Ltd.	1,640,466	990,704
	Netwealth Group Ltd.	750,336	7,156,169
# *	Neurizer Ltd.	522,952	34,532
# *	New Century Resources Ltd.	163,453	108,339
#	New Hope Corp. Ltd.	2,141,365	8,874,688
*	New World Resources Ltd.	3,583,331	144,936
	nib holdings Ltd.	2,856,034	15,921,396
#	Nick Scali Ltd.	443,203	3,769,658
	Nickel Industries Ltd.	6,295,781	4,922,499
	Nine Entertainment Co. Holdings Ltd.	2,259,656	3,269,338
# *	Nitro Software Ltd.	166,147	253,637
# *	Norwest Energy NL	1,011,292	48,861
# *	Nova Minerals Ltd.	108,288	52,621
	Nova Minerals Ltd.	16,846	8,145
# *	Novonix Ltd.	1,161,893	1,520,560
	NRW Holdings Ltd.	3,407,843	7,356,541
	Nufarm Ltd.	2,238,525	9,419,316
	Objective Corp. Ltd.	91,958	906,708
*	OFX Group Ltd.	1,931,966	2,694,236
#	OM Holdings Ltd.	676,887	378,679
# *	Omni Bridgeway Ltd.	2,430,661	6,978,132
	oOh!media Ltd.	3,262,371	3,321,782
# *	Opthea Ltd.	727,647	488,768
*	Ora Banda Mining Ltd.	734,777	45,297

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	OreCorp Ltd.	192,088	$58,302
	Orora Ltd.	5,567,628	11,780,716
	Pacific Current Group Ltd.	333,540	1,779,680
# *	Pacific Smiles Group Ltd.	272,678	286,001
#	Pact Group Holdings Ltd.	1,248,143	930,006
*	Paladin Energy Ltd.	16,033,988	9,777,954
*	Panoramic Resources Ltd.	9,977,890	1,281,067
*	Pantoro Ltd.	5,178,317	348,760
# *	Paradigm Biopharmaceuticals Ltd.	47,760	47,061
	Paragon Care Ltd.	335,469	70,071
# *	Peak Rare Earths Ltd.	22,422	6,985
	Peet Ltd.	1,364,417	1,099,954
# *	Peninsula Energy Ltd.	4,147,410	430,900
	PeopleIN Ltd.	477,699	1,117,934
#	Pepper Money Ltd.	217,431	238,515
*	Perenti Ltd.	5,379,892	4,780,112
	Perpetual Ltd.	670,235	12,142,524
	Perseus Mining Ltd.	8,455,260	12,845,886
*	PEXA Group Ltd.	363,568	3,356,736
#	Pinnacle Investment Management Group Ltd.	778,515	5,800,037
	Platinum Asset Management Ltd.	2,679,267	4,091,877
# *	PointsBet Holdings Ltd.	459,324	462,853
# *	PolyNovo Ltd.	1,460,901	2,612,316
*	Poseidon Nickel Ltd.	13,403,271	381,446
*	PPK Mining Equipment Group Pty Ltd.	22,761	0
#	Praemium Ltd.	2,977,411	1,624,003
# *	Predictive Discovery Ltd.	1,997,557	261,560
	Premier Investments Ltd.	382,091	7,555,565
# *	Prescient Therapeutics Ltd.	430,367	36,722
	Probiotec Ltd.	78,596	120,940
	Propel Funeral Partners Ltd.	206,716	612,234
# *	Province Resources Ltd.	889,179	39,218
	PSC Insurance Group Ltd.	274,645	922,247
	PWR Holdings Ltd.	592,023	5,170,174
# *	PYC Therapeutics Ltd.	389,981	18,328
	QANTM Intellectual Property Ltd.	112,211	74,549
	Ramelius Resources Ltd.	6,652,401	4,719,487
*	ReadyTech Holdings Ltd.	260,516	671,403
	Reckon Ltd.	291,874	123,832
# *	Red 5 Ltd.	18,690,353	2,789,611
# *	Red Dirt Metals Ltd.	39,345	13,278
	Red Dirt Metals Ltd.	11,825	3,965
* ††	Red River Resources Ltd.	480,964	18,604
# *	Redbubble Ltd.	1,256,028	399,227
	Regal Partners Ltd.	12,199	32,044
#	Regis Healthcare Ltd.	1,037,526	1,281,791
#	Regis Resources Ltd.	5,024,922	7,638,603
# *	Reject Shop Ltd.	187,503	544,611
	Reliance Worldwide Corp. Ltd.	4,341,146	10,872,252
# *	Renascor Resources Ltd.	811,510	145,438
#	Resimac Group Ltd.	124,613	117,205
# *	Resolute Mining Ltd.	13,308,480	2,589,999
*	Retail Food Group Ltd.	12,168,489	905,586
*	Rex Minerals Ltd.	239,600	46,713
	Ridley Corp. Ltd.	1,958,399	2,678,430
*	RPMGlobal Holdings Ltd.	1,121,106	1,317,936
# *	Rumble Resources Ltd.	178,014	27,731
* ††	Salmat Ltd.	667,137	0
	Sandfire Resources Ltd.	3,243,721	14,455,906

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
# *	SciDev Ltd.	144,186	$42,182
#	Select Harvests Ltd.	865,608	2,449,905
#	Servcorp Ltd.	348,243	764,729
	Service Stream Ltd.	3,967,265	1,744,639
*	Seven West Media Ltd.	6,081,479	1,945,385
#	SG Fleet Group Ltd.	639,084	917,621
	Shaver Shop Group Ltd.	677,094	579,054
*	Sheffield Resources Ltd.	249,376	105,862
	Shine Justice Ltd.	59,739	42,537
	Shriro Holdings Ltd.	24,206	13,518
*	Sierra Rutile Holdings Ltd.	1,232,661	175,430
	Sigma Healthcare Ltd.	7,250,074	3,258,166
# *	Silex Systems Ltd.	80,327	265,266
*	Silver Lake Resources Ltd.	5,979,963	5,529,135
# *	Silver Mines Ltd.	3,864,903	561,619
	Sims Ltd.	1,106,977	12,019,495
	SmartGroup Corp. Ltd.	905,773	3,629,384
#	Solvar Ltd.	1,372,477	2,028,990
*	SomnoMed Ltd.	25,160	21,015
	Southern Cross Electrical Engineering Ltd.	831,537	414,892
	Southern Cross Media Group Ltd.	1,561,488	1,277,394
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	894,163	455,895
# *	St Barbara Ltd.	5,695,784	3,075,650
*	Star Entertainment Group Ltd.	5,751,661	7,936,484
# *	Starpharma Holdings Ltd.	262,161	104,807
*	Strandline Resources Ltd.	863,202	255,204
# *	Strike Energy Ltd.	5,005,004	1,260,952
	Strike Energy Ltd.	373,188	93,512
	Sunland Group Ltd.	991,612	1,246,961
# *	Sunstone Metals Ltd.	7,298,573	196,522
	Super Retail Group Ltd.	1,057,351	9,541,600
# *	Superloop Ltd.	2,325,808	1,185,731
#	Symbio Holdings Ltd.	318,710	428,612
*	Syrah Resources Ltd.	4,792,786	7,536,152
	Tabcorp Holdings Ltd.	6,824,147	5,075,761
	Technology One Ltd.	953,974	9,863,517
# *	Temple & Webster Group Ltd.	544,283	2,220,673
	Ten Sixty Four Ltd.	1,044,721	458,022
	Terracom Ltd.	2,067,614	1,266,251
*	Tesserent Ltd.	322,736	23,009
*	Tietto Minerals Ltd.	498,494	265,168
	Tribune Resources Ltd.	14,725	39,591
# *	Tyro Payments Ltd.	2,067,445	2,203,038
	United Malt Grp Ltd.	1,827,063	4,724,270
	Universal Store Holdings Ltd.	19,109	78,422
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
	Vita Group Ltd.	374,239	26,434
# *	Vital Metals Ltd.	246,694	4,559
Ω	Viva Energy Group Ltd.	1,988,871	4,111,846
# *	Viva Leisure Ltd.	84,215	65,994
*	Vmoto Ltd.	267,457	72,062
# *	Volpara Health Technologies Ltd.	225,102	128,365
# *	VRX Silica Ltd.	1,325,475	121,960
# *	Vulcan Energy Resources Ltd.	44,153	224,859
*	Wagners Holding Co. Ltd.	137,096	71,071
* ††	Walkabout Resources Ltd.	1,129,282	75,899
*	Warrego Energy Ltd.	86,865	21,232
# *	Webjet Ltd.	2,329,981	11,355,820

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	West African Resources Ltd.	6,619,820	$5,245,786
# *	Westgold Resources Ltd.	3,298,440	2,843,314
# *	Whispir Ltd.	121,430	38,847
	Whitehaven Coal Ltd.	621,233	3,693,936
*	Widgie Nickel Ltd.	265,653	69,795
* ††	Wiluna Mining Corp. Ltd.	248,265	26,952
# *	Zip Co. Ltd.	2,250,758	1,061,764
TOTAL AUSTRALIA			872,698,880
CHINA — (0.1%)
#	AustAsia Group Ltd.	479,602	348,639
Ω	BOC Aviation Ltd.	25,700	214,028
	Fountain SET Holdings Ltd.	3,314,000	363,613
	GDH Guangnan Holdings Ltd.	245,600	20,051
*	Goodbaby International Holdings Ltd.	340,000	32,966
*	Neo-Neon Holdings Ltd.	2,315,500	131,511
TOTAL CHINA			1,110,808
HONG KONG — (21.6%)
*	Aceso Life Science Group Ltd.	7,436,400	104,016
	Aeon Credit Service Asia Co. Ltd.	1,042,000	684,496
*	Aidigong Maternal & Child Health Ltd.	1,396,000	108,664
	Allied Group Ltd.	11,598,000	2,718,588
	Analogue Holdings Ltd.	842,000	130,163
	APAC Resources Ltd.	4,519,815	641,758
# *	Apollo Future Mobility Group Ltd.	9,500,000	247,828
*	Applied Development Holdings Ltd.	4,430,000	51,331
	Asia Financial Holdings Ltd.	1,954,908	820,013
*	Asia Standard International Group Ltd.	11,004,917	1,006,286
	ASMPT Ltd.	1,624,800	13,420,237
	Associated International Hotels Ltd.	952,000	1,107,749
	Bank of East Asia Ltd.	2,862,777	3,677,558
* ††	Bel Global Resources Holdings Ltd.	2,576,000	0
	Best Mart 360 Holdings Ltd.	984,000	271,297
*	Blue River Holdings Ltd.	220,000	24,676
	BOCOM International Holdings Co. Ltd.	2,371,000	193,404
	Bright Smart Securities & Commodities Group Ltd.	500,000	88,824
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	74,987
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,780,000	4,866,803
	Central Wealth Group Holdings Ltd.	6,034,000	102,209
*	Century City International Holdings Ltd.	7,111,460	295,216
	Chen Hsong Holdings	1,296,000	318,146
	Cheuk Nang Holdings Ltd.	771,714	207,887
	Chevalier International Holdings Ltd.	820,989	727,564
*	China Baoli Technologies Holdings Ltd.	114,750	1,363
*	China Best Group Holding Ltd.	1,124,998	53,917
*	China Energy Development Holdings Ltd.	49,560,000	816,369
	China Motor Bus Co. Ltd.	80,000	744,940
# *	China Star Entertainment Ltd.	11,170,000	1,212,752
*	China Tonghai International Financial Ltd.	1,300,000	28,675
*	Chinese Estates Holdings Ltd.	2,789,500	884,383
	Chinney Investments Ltd.	1,180,000	201,671
	Chow Sang Sang Holdings International Ltd.	2,353,000	3,585,810
	Chuang's China Investments Ltd.	8,811,407	298,320
	Chuang's Consortium International Ltd.	7,519,043	670,708
	CITIC Telecom International Holdings Ltd.	11,805,125	4,205,150

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	CK Life Sciences International Holdings, Inc.	17,214,000	$1,784,496
#	CMBC Capital Holdings Ltd.	440,999	89,072
*	C-Mer Eye Care Holdings Ltd.	2,642,000	1,654,176
	CNT Group Ltd.	7,979,264	381,154
	Convenience Retail Asia Ltd.	1,026,000	111,111
# ††	Convoy, Inc.	32,922,000	131,417
*	Cowell e Holdings, Inc.	808,000	1,587,924
Ω	Crystal International Group Ltd.	344,000	109,502
# *	CSC Holdings Ltd.	83,051,250	402,570
	CSI Properties Ltd.	47,866,383	983,998
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,645,916	2,948,103
	Dah Sing Financial Holdings Ltd.	1,399,344	3,708,929
	Dickson Concepts International Ltd.	1,591,000	848,307
*	Digital Domain Holdings Ltd.	581,000	19,304
*	Dingyi Group Investment Ltd.	300,000	1,723
	Dynamic Holdings Ltd.	202,000	236,931
	Eagle Nice International Holdings Ltd.	2,022,000	1,110,085
	EC Healthcare	1,864,097	2,237,080
* ††	EcoGreen International Group Ltd.	1,994,640	181,247
*	Elegance Optical International Holdings Ltd.	1,160,000	67,988
*	Emperor Entertainment Hotel Ltd.	385,000	31,427
	Emperor International Holdings Ltd.	10,584,753	963,403
	Emperor Watch & Jewellery Ltd.	25,160,000	601,579
*	ENM Holdings Ltd.	12,820,000	728,115
*	Esprit Holdings Ltd.	10,440,325	1,108,267
*	Eternity Investment Ltd.	820,000	13,590
	EuroEyes International Eye Clinic Ltd., Class C	331,000	237,814
#	Fairwood Holdings Ltd.	798,600	1,335,578
	Far East Consortium International Ltd.	13,169,612	3,447,766
	First Pacific Co. Ltd.	15,006,000	5,233,099
* Ω	FIT Hon Teng Ltd.	2,483,000	714,506
* Ω	Fosun Tourism Group	37,800	54,528
	Four Seas Mercantile Holdings Ltd.	610,000	189,986
* Ω	Frontage Holdings Corp.	3,154,000	1,121,180
	FSE Lifestyle Services Ltd.	656,000	465,606
*	Fullwealth International Group Holdings Ltd.	448,000	85,688
* ††	Genting Hong Kong Ltd.	5,824,000	57,786
	Get Nice Financial Group Ltd.	2,438,600	212,669
	Giordano International Ltd.	8,456,000	2,221,133
	Glorious Sun Enterprises Ltd.	3,932,000	386,568
# *	Gold Fin Holdings	9,580,000	0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	227,903
	Golden Resources Development International Ltd.	4,082,500	583,368
* ††	Goodresources	6,860,000	0
*	GR Properties Ltd.	2,138,000	261,499
	Great Eagle Holdings Ltd.	1,200,472	2,882,985
*	Greentech Technology International Ltd.	2,594,000	185,202
	G-Resources Group Ltd.	2,592,810	799,907
	Guoco Group Ltd.	2,000	18,430
	Guotai Junan International Holdings Ltd.	25,106,797	2,504,907
# *	Haitong International Securities Group Ltd.	13,427,640	1,545,375
	Hang Lung Group Ltd.	3,064,000	5,654,353
	Hanison Construction Holdings Ltd.	2,713,649	401,627
*	Harbour Centre Development Ltd.	935,500	856,462
	HKBN Ltd.	4,235,500	2,980,951
	HKR International Ltd.	7,078,969	2,350,408
	Hon Kwok Land Investment Co. Ltd.	388,800	111,449
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	133,122

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	$1,025,486
	Hong Kong Technology Venture Co. Ltd.	2,255,000	1,612,353
*	Hongkong & Shanghai Hotels Ltd.	3,637,989	3,874,911
	Hongkong Chinese Ltd.	5,038,000	347,639
Ω	Honma Golf Ltd.	1,097,500	540,063
# * ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	382,845
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,408,000	1,804,919
*	Hypebeast Ltd.	2,772,500	129,274
	Hysan Development Co. Ltd.	2,868,000	9,649,229
# *	IGG, Inc.	5,956,000	2,240,063
*	Imagi International Holdings Ltd.	1,388,984	55,416
Ω	Impro Precision Industries Ltd.	386,000	130,606
	International Housewares Retail Co. Ltd.	1,999,000	731,618
*	IPE Group Ltd.	3,345,000	260,440
*	IRC Ltd.	35,846,266	595,180
	ITC Properties Group Ltd.	5,543,292	747,719
	Jacobson Pharma Corp. Ltd.	3,580,000	484,207
	Johnson Electric Holdings Ltd.	2,307,554	3,169,528
	K Wah International Holdings Ltd.	1,704,000	634,238
*	Kader Holdings Co. Ltd.	112,000	6,800
	Karrie International Holdings Ltd.	2,932,000	538,726
	Keck Seng Investments Hong Kong Ltd.	856,600	286,087
	Kerry Logistics Network Ltd.	4,063,500	7,935,062
	Kerry Properties Ltd.	2,890,000	7,327,322
	Kingmaker Footwear Holdings Ltd.	1,878,955	230,169
	Kowloon Development Co. Ltd.	3,067,000	3,244,179
# *	KuangChi Science Ltd.	3,714,000	65,700
*	Kwoon Chung Bus Holdings Ltd.	44,000	12,636
*	Lai Sun Development Co. Ltd.	2,556,894	566,115
*	Lai Sun Garment International Ltd.	1,497,442	305,672
	Lam Soon Hong Kong Ltd.	326,310	447,002
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	582,844
	Lippo China Resources Ltd.	17,982,000	252,404
	Lippo Ltd.	1,161,700	385,303
#	Liu Chong Hing Investment Ltd.	1,531,200	1,434,664
	L'Occitane International SA	1,525,000	4,242,955
	Luk Fook Holdings International Ltd.	3,509,000	12,169,118
	Lung Kee Bermuda Holdings	1,491,875	503,106
*	Magnificent Hotel Investment Ltd.	13,170,000	200,151
	Man Wah Holdings Ltd.	2,966,400	3,429,576
*	Mason Group Holdings Ltd.	111,713,399	412,595
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	354,446
#	MECOM Power & Construction Ltd.	7,678,000	1,835,665
	Melbourne Enterprises Ltd.	39,500	610,302
*	Melco International Development Ltd.	3,622,000	4,713,665
# * ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	359,034
	Miramar Hotel & Investment	1,160,000	1,803,507
	Modern Dental Group Ltd.	2,383,000	917,194
# *	Mongolian Mining Corp.	975,000	392,418
*	NagaCorp Ltd.	4,984,946	4,557,012
#	Nameson Holdings Ltd.	7,692,000	519,955
	Nanyang Holdings Ltd.	133,500	475,555
	National Electronics Holdings	2,668,600	319,578
* ††	National United Resources Holdings Ltd.	1,828,000	19,371
# *	New Huo Technology Holdings Ltd.	148,500	51,598
*	New Times Energy Corp. Ltd.	994,000	14,002

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
* ††	NewOcean Energy Holdings Ltd.	7,246,000	$13,492
	Nissin Foods Co. Ltd.	1,502,000	1,298,222
	NWS Holdings Ltd.	6,946,000	6,546,026
	Oriental Watch Holdings	2,783,611	1,503,108
# *	Oshidori International Holdings Ltd.	20,024,400	663,768
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	26,323,000	9,289,105
*	Pacific Century Premium Developments Ltd.	457,240	24,329
	Pacific Textiles Holdings Ltd.	5,293,000	1,905,492
*	Paliburg Holdings Ltd.	3,180,830	787,192
*	Paradise Entertainment Ltd.	3,504,000	446,961
#	PC Partner Group Ltd.	1,364,000	804,869
	PCCW Ltd.	15,338,545	7,536,795
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	158,467
#	Perfect Medical Health Management Ltd.	2,841,000	1,667,537
	Pico Far East Holdings Ltd.	5,142,000	1,011,143
	Playmates Holdings Ltd.	7,082,000	547,069
	Plover Bay Technologies Ltd.	2,224,000	688,873
	Pokfulam Development Co. Ltd.	62,000	75,177
*	PT International Development Co. Ltd.	8,347,150	183,907
	Public Financial Holdings Ltd.	2,848,000	846,968
* ††	Pyxis Group Ltd.	1,936,000	0
*	Realord Group Holdings Ltd.	212,000	239,048
*	Regal Hotels International Holdings Ltd.	2,897,800	1,227,855
Ω	Regina Miracle International Holdings Ltd.	1,983,000	833,336
	Safety Godown Co. Ltd.	1,200,000	352,421
* Ω	Samsonite International SA	779,400	2,321,821
	SAS Dragon Holdings Ltd.	2,178,000	1,048,112
	SEA Holdings Ltd.	1,657,523	706,475
*	Shangri-La Asia Ltd.	3,954,000	3,452,272
*	Shin Hwa World Ltd.	6,932,800	182,105
*	Shun Ho Property Investments Ltd.	1,254,757	179,557
*	Shun Tak Holdings Ltd.	9,175,419	1,985,116
	Singamas Container Holdings Ltd.	8,800,000	821,376
*	SJM Holdings Ltd.	12,588,750	7,139,126
	SmarTone Telecommunications Holdings Ltd.	1,862,981	1,253,773
#	Solomon Systech International Ltd.	10,238,000	798,341
	Soundwill Holdings Ltd.	600,500	552,599
*	South China Holdings Co. Ltd.	17,774,503	98,439
*	Space Group Holdings Ltd.	210,000	92,216
	Stella International Holdings Ltd.	2,693,500	2,715,827
	Sun Hung Kai & Co. Ltd.	4,852,429	2,073,738
*	Suncorp Technologies Ltd.	210,000	7,276
	SUNeVision Holdings Ltd.	2,891,000	1,676,475
	TAI Cheung Holdings Ltd.	2,329,000	1,261,265
	Tai Hing Group Holdings Ltd.	221,000	32,730
	Tai Sang Land Development Ltd.	798,910	432,372
#	Tan Chong International Ltd.	1,176,000	266,243
	Tao Heung Holdings Ltd.	1,396,000	156,887
*	Television Broadcasts Ltd.	1,927,700	960,393
	Texhong Textile Group Ltd.	371,000	338,905
	Texwinca Holdings Ltd.	4,072,000	706,609
# *	Theme International Holdings Ltd.	1,030,000	134,281
	Tian Teck Land Ltd.	1,024,000	490,756
*	TOM Group Ltd.	416,000	33,994
*	Tongda Group Holdings Ltd.	640,000	10,475
	Town Health International Medical Group Ltd.	5,872,115	216,563
	Tradelink Electronic Commerce Ltd.	6,126,000	704,627

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings Ltd.	1,584,202	$2,261,002
	United Laboratories International Holdings Ltd.	5,916,000	3,916,650
*	Universal Technologies Holdings Ltd.	1,730,000	29,565
* ††	Untrade.China Solar	1,669,500	0
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	43,335
#	Value Partners Group Ltd.	5,283,000	2,153,921
	Vedan International Holdings Ltd.	3,576,000	275,834
	Vesync Co. Ltd.	18,000	9,790
	Vitasoy International Holdings Ltd.	3,429,000	7,284,705
# * Ω	VPower Group International Holdings Ltd., Class H	2,839,397	175,960
#	VSTECS Holdings Ltd.	5,687,600	3,558,629
	VTech Holdings Ltd.	1,237,900	8,183,507
	Wai Kee Holdings Ltd.	5,038,738	1,316,236
*	Wang On Group Ltd.	41,740,000	233,869
# *	Wealthking Investments Ltd.	7,296,000	349,452
	Wing On Co. International Ltd.	759,000	1,483,393
#	Wing Tai Properties Ltd.	2,187,331	1,008,094
*	YT Realty Group Ltd.	1,968,124	163,223
	YTO International Express & Supply Chain Technology Ltd.	810,000	221,793
	Yue Yuen Industrial Holdings Ltd.	2,845,000	4,667,153
# *	Yunfeng Financial Group Ltd.	612,000	112,171
# *	Zensun Enterprises Ltd.	1,154,000	188,908
*	Zhaobangji Properties Holdings Ltd.	1,896,000	113,857
TOTAL HONG KONG			303,087,284
NEW ZEALAND — (4.2%)
*	AFT Pharmaceuticals Ltd.	34,226	84,280
*	Air New Zealand Ltd.	2,841,438	1,428,543
	Arvida Group Ltd.	1,195,729	898,185
	Briscoe Group Ltd.	34,115	104,314
*	Channel Infrastructure NZ Ltd.	895,413	847,078
	Chorus Ltd.	2,229,161	12,063,419
	Colonial Motor Co. Ltd.	144,588	880,187
	Comvita Ltd.	50,282	112,273
	Delegat Group Ltd.	6,400	41,830
# *	Eroad Ltd.	24,092	14,832
#	Freightways Ltd.	851,318	5,245,458
	Genesis Energy Ltd.	35,946	66,636
*	Gentrack Group Ltd.	71,302	132,843
	Hallenstein Glasson Holdings Ltd.	307,057	1,113,292
	Heartland Group Holdings Ltd.	2,385,492	2,795,564
	Investore Property Ltd.	634,503	627,871
	KMD Brands Ltd.	2,468,331	1,696,449
#	Manawa Energy Ltd.	237,979	845,097
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	492,382
#	Napier Port Holdings Ltd.	46,155	87,764
#	NZME Ltd.	945,851	710,680
#	NZX Ltd.	1,535,148	1,234,507
	Oceania Healthcare Ltd.	1,463,403	844,916
# *	Pacific Edge Ltd.	1,212,223	391,846
	PGG Wrightson Ltd.	120,785	348,552
# *	Pushpay Holdings Ltd.	2,847,906	2,388,412
*	Rakon Ltd.	182,922	121,234
	Restaurant Brands New Zealand Ltd.	145,379	597,778
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	362,156	972,391
#	Scales Corp. Ltd.	436,710	1,199,634
#	Scott Technology Ltd.	53,121	95,912

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
# *	Serko Ltd.	125,518	$206,996
	Skellerup Holdings Ltd.	818,116	2,825,570
	SKY Network Television Ltd.	344,640	540,080
*	SKYCITY Entertainment Group Ltd.	4,246,632	6,909,227
	Steel & Tube Holdings Ltd.	575,667	491,467
	Summerset Group Holdings Ltd.	646,370	4,093,422
*	Synlait Milk Ltd.	346,641	785,182
*	Tourism Holdings Ltd.	683,001	1,737,729
	TOWER Ltd.	1,895,126	815,356
#	Turners Automotive Group Ltd.	109,772	234,536
# *	Vista Group International Ltd.	516,999	486,226
	Warehouse Group Ltd.	396,236	667,083
TOTAL NEW ZEALAND			58,277,033
SINGAPORE — (10.6%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	840,000	2,229,813
	Amara Holdings Ltd.	974,800	256,132
# *	Aspen Group Holdings Ltd.	165,287	4,407
# *	Avarga Ltd.	2,626,500	440,134
	Aztech Global Ltd.	310,800	206,550
# *	Banyan Tree Holdings Ltd.	887,700	244,099
# * ††	Best World International Ltd.	514,383	978,808
#	Bonvests Holdings Ltd.	950,000	697,786
	Boustead Singapore Ltd.	2,084,782	1,286,235
	BRC Asia Ltd.	26,900	37,882
#	Bukit Sembawang Estates Ltd.	1,176,003	4,108,239
	Bund Center Investment Ltd.	659,825	244,075
	Capitaland India Trust	4,398,500	4,066,838
#	Centurion Corp. Ltd.	1,405,100	385,442
#	China Aviation Oil Singapore Corp. Ltd.	2,325,999	1,844,738
	China Sunsine Chemical Holdings Ltd.	3,341,800	1,183,513
	Chuan Hup Holdings Ltd.	3,341,700	559,021
	Civmec Ltd.	162,700	73,815
	ComfortDelGro Corp. Ltd.	9,355,000	8,570,584
# *	COSCO Shipping International Singapore Co. Ltd.	6,513,500	949,167
# *	Creative Technology Ltd.	285,050	371,398
#	CSE Global Ltd.	2,678,760	766,417
	Dasin Retail Trust	296,700	47,432
	Del Monte Pacific Ltd.	2,336,864	562,025
	Delfi Ltd.	1,075,400	688,610
* ††	DMX Technologies Group Ltd.	2,096,000	0
# *	Dyna-Mac Holdings Ltd.	1,390,900	208,213
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	980,371
	First Resources Ltd.	2,836,300	3,324,106
#	First Sponsor Group Ltd.	484,728	463,343
	Food Empire Holdings Ltd.	1,334,200	722,147
#	Fraser & Neave Ltd.	314,800	297,444
	Frasers Property Ltd.	13,400	9,285
#	Frencken Group Ltd.	1,476,000	1,327,237
#	Fu Yu Corp. Ltd.	3,671,500	644,360
*	Gallant Venture Ltd.	5,386,600	519,271
#	Geo Energy Resources Ltd.	2,143,100	540,708
	GK Goh Holdings Ltd.	1,315,065	898,257
	Golden Agri-Resources Ltd.	31,541,800	6,008,691
# *	Golden Energy & Resources Ltd.	2,327,500	1,396,654
	GP Industries Ltd.	181,509	86,334

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Grand Venture Technology Ltd.	34,200	$15,043
#	GuocoLand Ltd.	1,697,314	2,109,735
*	Halcyon Agri Corp. Ltd.	1,635,533	505,780
	Haw Par Corp. Ltd.	430,100	3,208,645
	Hiap Hoe Ltd.	498,000	285,546
#	Ho Bee Land Ltd.	1,505,100	2,722,435
#	Hong Fok Corp. Ltd.	2,519,194	1,887,246
	Hong Leong Asia Ltd.	1,675,100	920,986
	Hong Leong Finance Ltd.	1,014,200	1,870,237
#	Hotel Grand Central Ltd.	1,611,854	1,102,129
#	Hour Glass Ltd.	1,390,232	2,205,904
	HRnetgroup Ltd.	297,900	183,900
#	Hutchison Port Holdings Trust	24,607,400	5,063,022
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	719,700	2,861,659
#	Indofood Agri Resources Ltd.	2,701,700	638,451
	InnoTek Ltd.	336,600	128,733
#	ISDN Holdings Ltd.	412,544	191,265
#	Japfa Ltd.	2,398,010	622,776
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	18,468,846	8,097,938
#	KSH Holdings Ltd.	1,278,300	330,533
	Low Keng Huat Singapore Ltd.	949,800	296,010
*	Mandarin Oriental International Ltd.	1,452,700	2,735,800
# *	Marco Polo Marine Ltd.	6,227,500	200,363
	Metro Holdings Ltd.	2,946,592	1,415,019
	Mewah International, Inc.	89,000	22,009
	Micro-Mechanics Holdings Ltd.	115,800	218,656
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	200,283
	Nanofilm Technologies International Ltd.	683,700	755,573
	Netlink NBN Trust	1,312,300	875,192
	NSL Ltd.	409,900	272,760
# *	Oceanus Group Ltd.	4,959,300	53,100
	OUE Ltd.	1,993,600	1,928,431
#	Oxley Holdings Ltd.	7,186,441	794,693
	Pacific Century Regional Developments Ltd.	179,000	55,898
	Pan-United Corp. Ltd.	1,866,350	570,426
	Propnex Ltd.	386,300	485,320
#	PSC Corp. Ltd.	1,339,819	331,361
#	Q&M Dental Group Singapore Ltd.	1,136,160	311,772
	QAF Ltd.	1,484,380	960,771
# *	Raffles Education Ltd.	2,803,923	117,582
	Raffles Medical Group Ltd.	6,097,932	6,744,940
	Riverstone Holdings Ltd.	435,300	214,302
*	SATS Ltd.	1,020,400	2,354,782
#	SBS Transit Ltd.	796,600	1,559,750
*	Sembcorp Marine Ltd.	51,018,600	5,538,768
	Sheng Siong Group Ltd.	3,904,500	4,879,570
*	SHS Holdings Ltd.	2,175,300	236,230
*	SIA Engineering Co. Ltd.	1,672,600	3,181,551
	SIIC Environment Holdings Ltd.	5,686,720	867,655
	Silverlake Axis Ltd.	887,400	244,041
	Sinarmas Land Ltd.	7,118,700	989,574
#	Sing Holdings Ltd.	1,470,400	402,985
	Sing Investments & Finance Ltd.	350,675	402,223
	Singapore Land Group Ltd.	121,269	208,111
	Singapore Post Ltd.	9,022,500	3,854,416
	Singapore Shipping Corp. Ltd.	1,642,504	337,920

The Asia Pacific Small Company Series
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Stamford Land Corp. Ltd.	5,782,218	$1,782,598
	StarHub Ltd.	4,659,500	4,052,697
	Straco Corp. Ltd.	130,000	49,275
#	Straits Trading Co. Ltd.	419,900	771,920
# * ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	1,967,500	109,619
	Tiong Woon Corp. Holding Ltd.	26,600	9,466
#	Tuan Sing Holdings Ltd.	4,214,136	1,124,601
	UMS Holdings Ltd.	2,312,968	2,339,187
	United Overseas Insurance Ltd.	168,150	822,357
	UOB-Kay Hian Holdings Ltd.	2,574,498	2,766,939
#	Valuetronics Holdings Ltd.	2,647,550	1,092,454
	Venture Corp. Ltd.	9,000	127,092
#	Vicom Ltd.	557,500	815,241
#	Wee Hur Holdings Ltd.	2,614,200	401,946
	Wing Tai Holdings Ltd.	3,501,467	4,114,405
	Yeo Hiap Seng Ltd.	228,759	119,448
TOTAL SINGAPORE			148,298,626
TOTAL COMMON STOCKS			1,383,472,631
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	120,864	853
*	Decmil Group Ltd. Warrants 09/06/23	5,307	0
*	European Lithium Ltd.	323,975	4,574
*	Highfield Resources Ltd. Warrants 06/19/24	11,353	0
*	Investigator Resources Ltd. Rights 01/24/23	137,234	0
# *	Medical Developments International Ltd. Warrants 9/30/24	5,820	575
# *	PointsBet Holdings Ltd. Warrants 07/08/24	6,189	0
TOTAL AUSTRALIA			6,002
HONG KONG — (0.0%)
# *	MECOM Power & Construction Ltd.	528,800	8,767
SINGAPORE — (0.0%)
# *	Ezion Holdings Ltd. Warrants 04/16/23	4,459,201	0
TOTAL RIGHTS/WARRANTS			14,769
TOTAL INVESTMENT SECURITIES (Cost $1,482,847,524)			1,383,487,400

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	1,407,458	16,281,476
TOTAL INVESTMENTS — (100.0%)
(Cost $1,499,123,517)^^			$1,399,768,876

ADR	American Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
†	See Security Valuation Note within the Notes to Schedules of Investments.

The Asia Pacific Small Company Series
CONTINUED
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$14,200	$872,390,577	$294,103	$872,698,880
China	348,639	762,169	—	1,110,808
Hong Kong	—	302,683,971	403,313	303,087,284
New Zealand	—	58,277,033	—	58,277,033
Singapore	—	147,319,818	978,808	148,298,626
Rights/Warrants
Australia	—	6,002	—	6,002
Hong Kong	—	8,767	—	8,767
Securities Lending Collateral	—	16,281,476	—	16,281,476
TOTAL	$362,839	$1,397,729,813	$1,676,224^	$1,399,768,876

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The United Kingdom Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.9%)
COMMUNICATION SERVICES — (3.4%)
	4imprint Group PLC	163,687	$9,261,850
*	Ascential PLC	1,653,112	5,490,490
	Bloomsbury Publishing PLC	316,806	1,742,466
	Centaur Media PLC	254,249	161,402
*	Frontier Developments PLC	55,575	332,151
	Future PLC	107,399	1,999,852
	Gamma Communications PLC	193,901	2,828,693
*	Helios Towers PLC	1,996,859	2,639,585
# *	Hyve Group PLC	1,575,593	1,423,049
	ITV PLC	6,710,452	6,720,057
	Moneysupermarket.com Group PLC	3,209,924	9,476,654
	Next Fifteen Communications Group PLC	148,590	1,840,759
	Reach PLC	2,007,509	2,256,242
*	S4 Capital PLC	206,700	558,368
	STV Group PLC	4,918	16,033
*	Tremor International Ltd.	169,671	688,903
*	Tremor International Ltd., ADR	2,906	23,684
TOTAL COMMUNICATION SERVICES			47,460,238
CONSUMER DISCRETIONARY — (17.8%)
# *	888 Holdings PLC	2,178,765	1,945,881
# *	ASOS PLC	68,338	739,363
# * Ω	Aston Martin Lagonda Global Holdings PLC	655,367	1,339,224
*	Auction Technology Group PLC	19,153	165,991
	Bellway PLC	444,167	11,617,463
*	boohoo Group PLC	980,423	535,347
*	Card Factory PLC	1,069,545	1,253,021
# *	Cazoo Group Ltd.	576,666	121,388
	Coats Group PLC	5,168,867	4,647,825
	Crest Nicholson Holdings PLC	1,965,822	5,915,328
	Currys PLC	6,260,055	5,028,965
* Ω	Deliveroo PLC	811,366	929,738
	DFS Furniture PLC	1,221,904	2,259,411
# *	Dignity PLC	176,027	1,183,592
	Domino's Pizza Group PLC	3,097,499	11,996,966
	Dr Martens PLC	391,815	750,935
	Dunelm Group PLC	687,101	9,885,547
*	Frasers Group PLC	1,045,297	10,110,473
	Fuller Smith & Turner PLC, Class A	151,287	915,537
	Games Workshop Group PLC	176,068	20,422,667
	Greggs PLC	601,854	20,097,079
# * Ω	Gym Group PLC	942,085	1,499,067
	Halfords Group PLC	1,483,295	3,757,271
	Headlam Group PLC	505,637	2,067,483
	Henry Boot PLC	541,758	1,582,682
	Hollywood Bowl Group PLC	311,048	1,009,243
* Ω	Hostelworld Group PLC	197,157	311,120
	Inchcape PLC	2,298,902	25,919,478
*	J D Wetherspoon PLC	449,280	2,528,177
	Lookers PLC	1,469,033	1,604,092
*	Marston's PLC	3,826,985	2,066,805
	Me Group International PLC	1,538,043	2,429,680
*	Mitchells & Butlers PLC	1,937,223	3,936,269

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	MJ Gleeson PLC	240,572	$1,195,186
*	Motorpoint group PLC	51,520	88,891
# *	N Brown Group PLC	949,432	429,086
* Ω	On the Beach Group PLC	56,661	122,954
*	Pendragon PLC	5,100,308	1,251,666
	Pets at Home Group PLC	2,837,331	12,343,019
*	Playtech PLC	1,926,086	13,441,888
	PPHE Hotel Group Ltd.	15,424	241,839
*	Rank Group PLC	1,027,396	1,149,010
	Redrow PLC	1,564,465	10,034,871
*	Restaurant Group PLC	1,202,762	541,034
	Smiths News PLC	43,375	27,304
*	SSP Group PLC	3,118,990	9,985,635
# ††	Studio Retail Group PLC	220,669	58,654
*	Superdry PLC	345,305	513,538
*	THG PLC	272,308	195,450
Ω	TI Fluid Systems PLC	370,802	544,875
	Topps Tiles PLC	786,772	470,504
	Vertu Motors PLC	1,326,258	976,751
*	Victorian Plumbing Group PLC	3,642	4,106
	VIDENDUM PLC	218,073	2,772,528
	Vistry Group PLC	1,210,968	11,153,182
* Ω	Watches of Switzerland Group PLC	536,534	6,298,454
	WH Smith PLC	474,316	9,366,581
	Wickes Group PLC	2,160,884	4,045,397
	Young & Co's Brewery PLC, Class A	15,277	194,440
TOTAL CONSUMER DISCRETIONARY			248,019,951
CONSUMER STAPLES — (7.3%)
	AG Barr PLC	742,960	5,024,801
	Anglo-Eastern Plantations PLC	124,523	1,168,009
Ω	Bakkavor Group PLC	121,093	172,027
	Britvic PLC	1,626,728	15,604,104
*	C&C Group PLC	1,932,706	3,840,875
	Carr's Group PLC	349,511	523,537
	Cranswick PLC	366,623	14,422,854
	Devro PLC	1,358,722	5,135,981
	Fevertree Drinks PLC	397,307	5,356,892
*	Greencore Group PLC	3,056,010	3,010,185
	Hilton Food Group PLC	346,227	2,836,338
*	Marks & Spencer Group PLC	8,169,110	14,735,557
*	McBride PLC	895,746	271,229
	MP Evans Group PLC	7,544	75,880
# *	Naked Wines PLC	32,906	53,944
#	Nichols PLC	2,884	36,696
	Premier Foods PLC	4,601,319	6,309,685
	PZ Cussons PLC	1,811,604	4,855,195
	Tate & Lyle PLC	2,051,295	19,101,786
TOTAL CONSUMER STAPLES			102,535,575
ENERGY — (3.9%)
*	Capricorn Energy PLC	4,040,365	12,086,497
	Diversified Energy Co. PLC	3,434,011	4,697,281
	Energean PLC	392,073	5,629,277
*	EnQuest PLC	12,240,540	3,309,461
	Genel Energy PLC	934,783	1,476,054
	Gulf Keystone Petroleum Ltd.	1,511,253	3,872,390
	Harbour Energy PLC	954,176	3,690,568

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
ENERGY — (Continued)
	Hunting PLC	826,174	$3,549,966
*	Hurricane Energy PLC	135,388	12,231
*	IGas Energy PLC	61,631	16,029
*	John Wood Group PLC	3,827,355	6,709,716
# *	Petrofac Ltd.	2,535,157	2,603,223
*	Pharos Energy PLC	1,808,593	519,378
# *	Savannah Energy PLC	388,799	125,824
	Serica Energy PLC	1,082,076	3,386,071
# *	Tullow Oil PLC	6,965,808	3,102,005
TOTAL ENERGY			54,785,971
FINANCIALS — (19.2%)
	AJ Bell PLC	904,309	3,770,366
	Ashmore Group PLC	2,519,138	8,297,423
	Bank of Georgia Group PLC	269,724	8,897,074
	Beazley PLC	2,966,424	24,411,882
Ω	Bridgepoint Group PLC	7,632	22,650
	Brooks Macdonald Group PLC	628	16,998
	Burford Capital Ltd.	954,004	8,586,345
	Chesnara PLC	912,379	3,214,968
	Close Brothers Group PLC	874,035	10,467,180
Ω	CMC Markets PLC	1,057,243	3,167,007
	Direct Line Insurance Group PLC	4,463,284	9,786,392
* Ω	Funding Circle Holdings PLC	104,248	74,743
*	Georgia Capital PLC	28,194	266,139
	H&T Group PLC	2,590	14,050
	Hiscox Ltd.	1,192,392	16,595,887
	IG Group Holdings PLC	546,790	5,376,189
	Impax Asset Management Group PLC	202,163	1,943,715
	IntegraFin Holdings PLC	578,637	2,231,890
	International Personal Finance PLC	1,421,817	1,485,671
	Investec PLC	513,341	3,283,048
	IP Group PLC	6,203,004	4,668,827
	Jupiter Fund Management PLC	2,609,706	4,518,874
	Just Group PLC	7,253,311	7,346,141
	Lancashire Holdings Ltd.	1,661,042	12,821,778
	Liontrust Asset Management PLC	135,190	1,936,982
	Man Group PLC	7,662,342	23,572,842
*	Metro Bank PLC	164,184	280,530
	Mortgage Advice Bureau Holdings Ltd.	3,857	29,483
#	Ninety One PLC	1,895,455	4,627,601
	Numis Corp. PLC	311,926	796,711
	OSB Group PLC	2,156,676	14,540,063
	Paragon Banking Group PLC	1,921,607	14,256,440
	Plus500 Ltd.	519,961	11,929,746
	Polar Capital Holdings PLC	263,455	1,683,884
	Provident Financial PLC	1,441,780	4,164,526
Ω	Quilter PLC	7,793,244	9,253,942
	Rathbones Group PLC	356,200	9,201,442
	Record PLC	18,948	22,614
	S&U PLC	29,699	756,653
Ω	Sabre Insurance Group PLC	407,841	518,440
*	Saga PLC	628,907	1,447,626
	TBC Bank Group PLC	102,513	3,013,278
	TP ICAP Group PLC	4,011,854	8,737,423
	Virgin Money UK PLC	6,465,048	15,468,940
††	Waterloo Investment Holdings Ltd.	4,000	280

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
FINANCIALS — (Continued)
	XPS Pensions Group PLC	12,911	$25,629
TOTAL FINANCIALS			267,530,312
HEALTH CARE — (4.9%)
* ††	4d pharma PLC	42,478	3,247
	Advanced Medical Solutions Group PLC	396,530	1,243,720
	Alliance Pharma PLC	2,372,960	1,837,804
	CVS Group PLC	411,527	10,233,123
	EKF Diagnostics Holdings PLC	79,384	40,224
	EMIS Group PLC	328,823	7,616,286
*	Ergomed PLC	50,067	741,698
	Hikma Pharmaceuticals PLC	308,173	6,519,122
*	Indivior PLC	759,374	18,233,621
Ω	Integrated Diagnostics Holdings PLC	1,249,693	678,243
	Mediclinic International PLC	2,400,508	14,687,237
*	NIOX GROUP PLC	202,629	97,637
*	PureTech Health PLC	354,504	1,113,717
* Ω	Spire Healthcare Group PLC	1,827,296	5,474,722
*	Trellus Health PLC	1,632	171
*	Verici Dx PLC	1,587	225
TOTAL HEALTH CARE			68,520,797
INDUSTRIALS — (22.3%)
*	Ashtead Technology Holdings PLC	5,467	21,894
	Avon Protection PLC	184,182	2,299,127
*	Babcock International Group PLC	2,860,700	10,807,903
	Balfour Beatty PLC	3,585,302	16,235,644
	Begbies Traynor Group PLC	60,262	107,103
	Bodycote PLC	1,204,843	9,675,565
	BRAEMAR PLC	91,109	352,452
	Chemring Group PLC	1,906,169	6,663,450
	Clarkson PLC	211,472	8,022,677
*	Costain Group PLC	237,261	134,826
*	De La Rue PLC	498,978	410,502
# *	Dialight PLC	89,929	278,244
	Diploma PLC	396,631	13,416,994
	DiscoverIE Group PLC	570,264	6,052,002
Ω	DWF Group PLC	10,499	10,519
*	easyJet PLC	966,101	5,885,086
*	Esken Ltd.	1,707,178	117,482
	Firstgroup PLC	2,658,261	3,559,029
	Galliford Try Holdings PLC	654,682	1,368,875
	Genuit Group PLC	1,399,585	5,644,716
	Goodwin PLC	383	16,861
	Grafton Group PLC	1,489,341	16,905,430
*	GXO Logistics, Inc.	4,386	229,502
	Hays PLC	9,184,503	14,013,243
	IMI PLC	281,091	5,032,959
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
	International Distributions Services PLC	2,267,002	6,416,742
*	James Fisher & Sons PLC	207,020	932,602
	James Halstead PLC	133,208	300,739
	JET2 PLC	813,756	12,267,020
	Johnson Service Group PLC	648,273	901,824
	Keller Group PLC	438,701	4,372,047
*	Kier Group PLC	1,679,754	1,420,790
Ω	Luceco PLC	278,939	489,055
	Mears Group PLC	688,146	1,740,315

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INDUSTRIALS — (Continued)
	Mitie Group PLC	7,579,532	$7,307,740
	Morgan Advanced Materials PLC	1,901,595	7,380,185
	Morgan Sindall Group PLC	264,812	5,367,800
*	National Express Group PLC	3,001,140	4,943,660
	Norcros PLC	155,421	390,903
	Pagegroup PLC	1,947,013	10,960,941
	Porvair PLC	18,060	134,444
	QinetiQ Group PLC	3,241,231	14,538,825
	Redde Northgate PLC	1,406,965	7,540,625
	Renew Holdings PLC	69,538	627,097
*	Renewi PLC	607,766	4,924,274
	Ricardo PLC	310,737	1,984,537
	Robert Walters PLC	396,868	2,454,346
	Rotork PLC	4,244,485	16,720,010
	RWS Holdings PLC	185,730	863,934
	Senior PLC	2,425,576	4,573,720
	Serco Group PLC	5,392,112	9,711,963
	Severfield PLC	1,107,512	847,143
*	SIG PLC	4,254,528	1,837,905
	Smart Metering Systems PLC	548,190	5,898,681
	Speedy Hire PLC	3,302,680	1,636,521
	SThree PLC	862,751	4,517,978
	TClarke PLC	64,836	115,185
	Travis Perkins PLC	1,194,868	14,989,342
	Trifast PLC	524,611	514,060
	Tyman PLC	1,032,733	3,311,778
	Vesuvius PLC	1,526,317	7,697,300
	Volex PLC	449,249	1,414,638
	Volution Group PLC	743,942	3,469,367
	Vp PLC	153,784	1,349,192
	Wilmington PLC	334,384	1,440,834
	Wincanton PLC	697,292	2,534,052
	XP Power Ltd.	81,378	2,434,913
TOTAL INDUSTRIALS			310,537,112
INFORMATION TECHNOLOGY — (7.5%)
*	accesso Technology Group PLC	14,495	146,159
	Bytes Technology Group PLC	610,674	2,919,218
*	Capita PLC	10,335,023	3,572,342
*	CentralNic Group PLC	42,563	75,645
	Computacenter PLC	497,525	13,673,204
	dotdigital group PLC	448,931	520,495
*	FD Technologies PLC	29,763	503,867
	FDM Group Holdings PLC	474,306	4,593,434
	GB Group PLC	60,088	262,034
	Gooch & Housego PLC	2,781	19,769
	IDOX PLC	140,149	111,935
	iomart Group PLC	279,306	451,859
# *	IQE PLC	2,184,969	1,277,567
	Kainos Group PLC	476,292	8,669,235
	Keywords Studios PLC	94	3,302
*	Kin & Carta PLC	251,989	686,442
	Learning Technologies Group PLC	591,674	1,024,934
	NCC Group PLC	1,825,476	4,230,414
* Ω	Network International Holdings PLC	187,275	608,072
	Oxford Instruments PLC	343,024	9,915,704
	PayPoint PLC	463,618	2,963,169
	Renishaw PLC	119,209	5,818,378
	RM PLC	313,273	242,509

The United Kingdom Small Company Series
CONTINUED
		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Softcat PLC	665,854	$9,963,773
	Spectris PLC	438,372	17,379,244
	Spirent Communications PLC	4,036,030	10,938,012
#	Strix Group PLC	150,847	182,068
	TT Electronics PLC	1,084,117	2,481,406
*	Xaar PLC	553,856	1,169,366
TOTAL INFORMATION TECHNOLOGY			104,403,556
MATERIALS — (5.5%)
*	Accsys Technologies PLC	9,505	10,378
	Breedon Group PLC	2,626,574	2,225,060
	Capital Ltd.	59,308	75,409
	Castings PLC	172,368	769,207
	Centamin PLC	8,174,090	11,205,570
	Central Asia Metals PLC	724,031	2,521,877
	Ecora Resources PLC	1,253,361	2,293,385
*	Elementis PLC	3,432,244	5,305,448
	Essentra PLC	1,707,010	4,561,817
	Ferrexpo PLC	73,164	143,141
Ω	Forterra PLC	1,584,750	4,178,302
	Gem Diamonds Ltd.	413,552	151,545
	Hill & Smith PLC	546,022	8,497,782
	Hochschild Mining PLC	1,766,187	1,492,101
Ω	Ibstock PLC	2,864,941	5,974,504
	Marshalls PLC	1,101,570	4,613,849
	Pan African Resources PLC	5,197,533	1,079,287
*	Petra Diamonds Ltd.	17,532	17,143
	RHI Magnesita NV	135,090	4,493,142
*	SolGold PLC	1,142,243	228,174
	Synthomer PLC	2,125,997	4,104,611
	Victrex PLC	540,365	12,297,912
	Zotefoams PLC	103,100	472,314
TOTAL MATERIALS			76,711,958
REAL ESTATE — (3.3%)
	CLS Holdings PLC	4,103	7,550
	Foxtons Group PLC	1,351,763	609,168
	Grainger PLC	4,237,552	13,571,081
	Harworth Group PLC	30,381	43,437
	Helical PLC	753,476	3,345,137
*	IWG PLC	4,107,574	9,423,479
	LSL Property Services PLC	445,897	1,452,618
	Phoenix Spree Deutschland Ltd.	15,813	45,939
	Savills PLC	961,872	11,571,869
	Sirius Real Estate Ltd.	3,809,457	3,977,709
	Watkin Jones PLC	950,984	1,332,670
TOTAL REAL ESTATE			45,380,657
UTILITIES — (3.8%)
	Centrica PLC	6,361,290	7,924,907
	Drax Group PLC	2,467,126	19,703,641
	Pennon Group PLC	1,331,635	15,116,738
	Telecom Plus PLC	424,957	10,466,447
TOTAL UTILITIES			53,211,733
TOTAL COMMON STOCKS Cost ($1,337,420,387)			1,379,097,860

The United Kingdom Small Company Series
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@ §	The DFA Short Term Investment Fund	1,324,436	$15,321,074
TOTAL INVESTMENTS — (100.0%)
(Cost $1,352,739,597)^^			$1,394,418,934

ADR	American Depositary Receipt

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$23,684	$47,436,554	—	$47,460,238
Consumer Discretionary	—	247,961,297	$58,654	248,019,951
Consumer Staples	—	102,535,575	—	102,535,575
Energy	—	54,785,971	—	54,785,971
Financials	—	267,530,032	280	267,530,312
Health Care	—	68,517,550	3,247	68,520,797
Industrials	229,502	310,307,610	—	310,537,112
Information Technology	—	104,403,556	—	104,403,556
Materials	—	76,711,958	—	76,711,958
Real Estate	—	45,380,657	—	45,380,657
Utilities	—	53,211,733	—	53,211,733
Securities Lending Collateral	—	15,321,074	—	15,321,074
TOTAL	$253,186	$1,394,103,567	$62,181^	$1,394,418,934

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Continental Small Company Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.9%)
AUSTRIA — (3.5%)
	Agrana Beteiligungs AG	83,141	$1,493,083
	ANDRITZ AG	438,579	26,227,687
	AT&S Austria Technologie & Systemtechnik AG	190,150	6,524,365
Ω	BAWAG Group AG	433,516	26,854,072
	CA Immobilien Anlagen AG	95,922	2,991,644
*	DO & Co. AG	45,371	4,804,817
	EVN AG	246,314	5,197,357
*	FACC AG	136,081	993,208
*	Flughafen Wien AG	12,084	441,407
*	Immofinanz AG	681,828	0
	Josef Manner & Comp AG	870	104,467
*	Kapsch TrafficCom AG	29,728	412,506
	Lenzing AG	84,016	5,950,120
	Mayr Melnhof Karton AG	56,673	9,496,670
	Oberbank AG	23,268	2,605,701
#	Oesterreichische Post AG	117,108	4,170,516
	Palfinger AG	105,663	3,199,925
	POLYTEC Holding AG	106,063	561,072
	Porr AG	100,602	1,448,521
*	Raiffeisen Bank International AG	288,742	5,195,093
	Rosenbauer International AG	21,100	763,241
	Schoeller-Bleckmann Oilfield Equipment AG	69,998	5,134,604
	Semperit AG Holding	71,506	1,756,231
	Strabag SE	107,907	4,559,760
	Telekom Austria AG	1,158,627	7,787,922
	UBM Development AG	21,002	682,834
	UNIQA Insurance Group AG	983,326	8,269,186
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	7,885,664
	voestalpine AG	591,159	19,642,191
	Wienerberger AG	682,908	20,535,720
	Zumtobel Group AG	155,917	1,240,041
TOTAL AUSTRIA			186,929,625
BELGIUM — (4.1%)
	Ackermans & van Haaren NV	171,688	29,711,405
*	AGFA-Gevaert NV	1,252,462	3,925,818
	Atenor	22,537	1,230,910
	Banque Nationale de Belgique	22	15,476
	Barco NV	464,377	11,755,103
	Bekaert SA	250,767	10,578,593
# * Ω	Biocartis Group NV	357,377	275,368
#	bpost SA	378,267	2,050,765
*	Cie d'Entreprises CFE	49,898	503,226
#	Deceuninck NV	480,813	1,298,314
*	Deme Group NV	49,625	6,421,086
	D'ieteren Group	112,410	21,483,277
	Econocom Group SA	727,792	2,260,704
	Elia Group SA	55,070	7,732,835
#	Etablissements Franz Colruyt NV	166,148	4,393,575
# *	Euronav NV	1,347,567	21,219,765
	EVS Broadcast Equipment SA	69,287	1,679,355
	Exmar NV	148,598	1,248,846
	Fagron	311,838	4,610,754
*	Galapagos NV	201,742	8,928,775
	Gimv NV	122,027	5,743,281

The Continental Small Company Series
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
*	Greenyard NV	2,890	$21,051
#	Immobel SA	23,226	1,192,092
	Ion Beam Applications	142,529	2,572,251
	Jensen-Group NV	20,961	695,528
# *	Kinepolis Group NV	92,201	3,902,932
	Lotus Bakeries NV	2,037	13,248,558
*	MDxHealth SA	69,016	47,209
	Melexis NV	121,179	12,908,518
# *	Ontex Group NV	480,185	3,731,976
	Proximus SADP	742,355	7,606,998
	Recticel SA	301,673	5,657,513
	Roularta Media Group NV	19,318	382,084
#	Shurgard Self Storage SA	61,537	2,969,415
	Sipef NV	38,999	2,342,599
	Telenet Group Holding NV	241,123	4,156,260
	TER Beke SA	3,765	334,774
*	Tessenderlo Group SA	219,556	7,764,316
	Van de Velde NV	47,376	1,604,173
	VGP NV	28,396	2,837,361
	Viohalco SA	498,361	2,435,337
TOTAL BELGIUM			223,478,176
DENMARK — (6.3%)
*	ALK-Abello AS	903,679	13,499,171
	Alm Brand AS	6,053,840	11,234,755
# *	Bang & Olufsen AS	628,605	1,085,693
	BankNordik P/F	10,800	246,484
# *	Bavarian Nordic AS	448,836	14,373,274
*	Brodrene Hartmann AS	16,148	696,979
#	cBrain AS	18,289	412,385
*	Chemometec AS	83,142	7,284,071
	Columbus AS	490,087	454,980
	D/S Norden AS	200,319	10,798,268
	Dfds AS	258,006	9,725,634
#	Djurslands Bank AS	6,232	342,571
#	FLSmidth & Co. AS	319,467	13,726,233
	Fluegger Group AS	4,198	245,415
	GN Store Nord AS	128,668	3,172,477
	GronlandsBANKEN AS	1,125	100,352
	H Lundbeck AS	1,373,508	5,103,718
*	H Lundbeck AS, Class A	14,791	51,042
# *	H+H International AS, Class B	131,547	2,016,468
*	Harboes Bryggeri AS, Class B	5,094	50,835
*	ISS AS	927,711	20,283,193
	Jeudan AS	40,046	1,534,348
*	Jyske Bank AS	438,610	31,634,023
	Lan & Spar Bank	4,895	461,208
	Matas AS	279,854	3,045,448
* Ω	Netcompany Group AS	90,561	3,604,051
*	Nilfisk Holding AS	154,895	3,083,033
*	NKT AS	283,727	17,705,087
# * Ω	NNIT AS	71,567	708,427
	North Media AS	5,372	51,539
*	NTG Nordic Transport Group AS, Class A	13,802	564,389
*	Parken Sport & Entertainment AS	13,669	161,139
	Per Aarsleff Holding AS	133,648	5,552,746
	Ringkjoebing Landbobank AS	197,625	28,758,831
	Rockwool AS, Class B	6,668	1,911,797
	ROCKWOOL AS, Class A	421	120,609

The Continental Small Company Series
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Royal Unibrew AS	312,981	$21,978,150
# *	RTX AS	54,444	1,122,834
Ω	Scandinavian Tobacco Group AS, Class A	452,246	7,860,131
	Schouw & Co. AS	94,292	7,306,034
	SimCorp AS	252,149	17,657,974
	Solar AS, Class B	42,286	3,906,893
	SP Group AS	4,788	174,812
	Spar Nord Bank AS	609,820	9,713,735
	Sparekassen Sjaelland-Fyn AS	1,651	45,656
	Sydbank AS	461,164	21,028,290
	TCM Group AS	2,578	27,530
# *	Tivoli AS	9,878	1,111,549
	Topdanmark AS	363,470	19,619,274
	TORM PLC, Class A	195,257	4,944,989
	UIE PLC	103,360	2,812,421
*	Zealand Pharma AS	217,874	6,804,444
TOTAL DENMARK			339,915,389
FINLAND — (5.3%)
	Aktia Bank Oyj	344,733	4,082,234
#	Alandsbanken Abp, Class B	23,036	911,764
	Alma Media Oyj	133,889	1,396,033
	Apetit Oyj	21,105	241,205
	Aspo Oyj	106,324	962,666
#	Atria Oyj	98,413	1,070,320
#	Bittium Oyj	204,447	916,646
	Cargotec Oyj, Class B	261,200	13,298,411
	Caverion Oyj	571,138	5,270,132
#	Citycon Oyj	436,261	3,287,662
	Digia Oyj	85,054	585,652
Ω	Enento Group Oyj	4,779	111,748
# *	Finnair Oyj	4,568,940	2,574,689
	Fiskars Oyj Abp	215,530	4,008,618
*	F-Secure Oyj	730,842	2,333,127
	Glaston OYJ ABP	9,217	9,327
#	Harvia Oyj	69,184	1,509,572
#	HKScan Oyj, Class A	234,984	241,236
	Huhtamaki Oyj	631,957	23,636,998
	Ilkka Oyj	58,887	247,487
#	Kamux Corp.	59,097	290,299
	Kemira Oyj	741,189	12,025,317
	Kojamo Oyj	599,747	9,208,886
	Konecranes Oyj	400,235	13,024,249
#	Lassila & Tikanoja Oyj	219,184	2,752,022
	Marimekko Oyj	38,944	390,443
	Metsa Board Oyj, Class B	1,192,468	10,644,626
	Metso Outotec Oyj	108,793	1,250,344
*	Musti Group Oyj	68,620	1,161,326
	Nokian Renkaat Oyj	750,536	8,990,330
	Olvi Oyj, Class A	99,753	3,506,501
	Oma Saastopankki Oyj	8,486	173,109
	Oriola Oyj, Class A	6,054	12,134
	Oriola Oyj, Class B	880,807	1,652,752
	Orion Oyj, Class B	619,464	33,187,552
	Outokumpu Oyj	2,082,311	11,924,483
	Pihlajalinna Oyj	80,774	770,388
#	Ponsse Oyj	71,199	2,035,007
# *	QT Group Oyj	54,468	3,194,195
	Raisio Oyj, Class V	985,362	2,610,714

The Continental Small Company Series
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Rapala VMC Oyj	116,693	$613,645
	Revenio Group Oyj	140,739	5,753,505
Ω	Rovio Entertainment Oyj	42,808	342,926
	Sanoma Oyj	722,281	7,683,062
	Taaleri Oyj	8,120	111,302
#	Talenom Oyj	7,120	70,334
	Teleste Oyj	52,966	240,895
Ω	Terveystalo Oyj	139,213	1,085,052
	TietoEVRY Oyj	531,815	16,195,918
	Tokmanni Group Corp.	350,602	4,520,523
	Uponor Oyj	386,144	6,877,031
	Vaisala Oyj, Class A	125,217	5,382,856
#	Valmet Oyj	967,485	30,381,767
#	Verkkokauppa.com Oyj	13,945	42,795
# *	Viking Line Abp	11,073	162,621
	Wartsila OYJ Abp	1,788,093	17,006,564
*	WithSecure Oyj	713,504	1,096,787
	YIT Oyj	1,023,347	2,994,667
TOTAL FINLAND			286,062,454
FRANCE — (10.6%)
	ABC arbitrage	187,953	1,324,663
# *	Air France-KLM	2,133,951	3,607,445
	AKWEL	68,408	1,170,787
Ω	ALD SA	185,423	2,331,091
	Altamir	136,094	3,834,037
	Alten SA	131,112	20,146,150
	Assystem SA	61,561	2,898,414
# *	Atos SE	345,103	4,552,429
	Aubay	52,444	2,702,169
	Axway Software SA	38,973	936,487
	Bastide le Confort Medical	18,680	660,314
	Beneteau SA	251,906	4,129,040
#	Bigben Interactive	101,428	699,291
	Boiron SA	38,341	1,749,786
	Bonduelle SCA	99,470	1,336,404
* ††	Bourbon Corp.	28,851	0
	Burelle SA	676	381,441
# *	Casino Guichard Perrachon SA	253,877	3,119,889
	Catana Group	47,853	345,919
#	Catering International Services	12,144	128,808
	Cegedim SA	41,041	803,481
# *	CGG SA	4,288,114	3,611,282
#	Chargeurs SA	144,516	2,414,927
*	Cie des Alpes	137,830	2,179,789
	Cie Plastic Omnium SA	407,796	7,137,001
# *	Claranova SE	66,462	188,536
*	Coface SA	753,718	10,539,150
	Derichebourg SA	727,133	4,990,495
*	Ekinops SAS	7,393	68,931
	Electricite de Strasbourg SA	21,112	2,252,979
# * Ω	Elior Group SA	767,831	2,657,224
	Elis SA	1,241,664	21,807,733
	Equasens	8,754	706,131
	Eramet SA	75,959	7,591,576
*	Esso SA Francaise	4,117	223,752
	Etablissements Maurel et Prom SA	384,538	1,545,203
	Eurazeo SE	135,343	9,493,929
#	Eutelsat Communications SA	1,173,750	8,976,119

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
# *	Exail Technologies SA	4,320	$94,073
	Exel Industries, Class A	10,459	700,598
*	Faurecia SE	783,231	15,565,531
#	Fnac Darty SA	95,137	3,530,853
*	Gaumont SA	10,715	1,202,323
	Gaztransport Et Technigaz SA	157,899	17,456,711
#	GEA	2,433	250,081
*	Genfit SA	11,113	47,187
*	GL Events	58,364	1,364,124
	Groupe Crit	22,187	1,646,346
	Groupe SFPI	21,754	56,885
	Guerbet	36,860	736,303
#	Guillemot Corp.	2,527	28,872
	Haulotte Group SA	73,020	264,820
	HEXAOM	15,908	341,685
*	ID Logistics Group	15,056	4,679,701
	Imerys SA	226,467	9,392,658
	Infotel SA	637	38,751
# *	Innate Pharma SA	15,558	54,475
	Interparfums SA	11,843	775,246
	IPSOS	294,055	19,056,990
	Jacquet Metals SACA	93,637	1,793,933
*	JCDecaux SE	267,580	6,055,027
#	Kaufman & Broad SA	122,574	3,851,547
	Korian SA	461,522	4,832,573
	Laurent-Perrier	13,997	1,872,802
	Lectra	145,455	6,057,800
	Linedata Services	3,353	176,233
	LISI	124,665	2,773,510
#	LNA Sante SA	33,206	1,133,732
# Ω	Maisons du Monde SA	176,933	2,175,904
#	Manitou BF SA	69,984	2,056,443
	Manutan International	15,102	1,699,845
	Mersen SA	127,012	5,638,346
	Metropole Television SA	238,888	3,804,763
# *	Nacon SA	44,739	114,991
Ω	Neoen SA	33,996	1,276,530
	Nexans SA	195,817	20,765,131
	Nexity SA	255,198	7,709,253
# *	Nicox	145,865	160,271
	NRJ Group	87,189	616,760
#	Oeneo SA	128,172	1,974,469
*	OL Groupe SA	10,735	34,562
# *	Onxeo SA	48,958	23,807
#	Plastiques Du Val De Loire	14,341	51,797
*	Prodways Group SA	6,480	22,003
	Quadient SA	218,164	3,847,468
# *	Rallye SA	6,989	22,283
# * ††	Recylex SA	102,008	0
	Rexel SA	1,320,164	29,205,198
	Robertet SA	762	718,514
	Rothschild & Co.	141,200	5,964,011
	Rubis SCA	592,754	16,588,392
#	Samse SA	7,930	1,618,834
	Savencia SA	35,032	2,308,189
	SCOR SE	717,233	17,702,903
	SEB SA	25,955	2,714,270
	Seche Environnement SA	21,328	2,322,875
	SES SA	1,832,094	14,217,284

The Continental Small Company Series
CONTINUED
		Shares	Value»
FRANCE — (Continued)
* Ω	SMCP SA	74,230	$589,146
	Societe BIC SA	173,530	12,599,275
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	3,566,798
	Societe pour l'Informatique Industrielle	56,611	2,953,389
*	SOITEC	134,780	20,441,506
# *	Solocal Group	681,417	513,300
	Sopra Steria Group SACA	119,421	19,862,466
	SPIE SA	871,653	23,796,356
# * Ω	SRP Groupe SA	56,827	102,040
	Stef SA	25,714	2,706,216
	Sword Group	37,202	1,812,627
	Synergie SE	67,143	2,440,199
# *	Technicolor Creative Studios SA	81,942	20,411
	Technip Energies NV	438,762	8,506,408
	Television Francaise 1	398,119	3,184,121
	TFF Group	9,347	406,706
	Thermador Groupe	37,127	3,738,883
#	Tikehau Capital SCA	33,227	946,656
	Totalenergies EP Gabon	4,026	689,341
	Trigano SA	61,206	8,531,780
*	Ubisoft Entertainment SA	271,667	5,625,285
#	Union Financiere de France BQE SA	16,159	371,000
	Valeo	822,986	17,986,158
*	Vallourec SA	567,129	8,278,358
# *	Vantiva SA	81,942	23,590
Ω	Verallia SA	212,061	7,829,663
	Vetoquinol SA	15,514	1,440,331
	Vicat SA	113,088	3,157,822
	VIEL & Cie SA	156,945	1,109,235
	Vilmorin & Cie SA	35,845	1,803,539
	Virbac SA	28,519	8,654,778
# *	Voltalia SA	14,742	279,025
#	Vranken-Pommery Monopole SA	16,787	305,469
	Wavestone	9,891	519,208
* Ω	X-Fab Silicon Foundries SE	175,620	1,536,269
*	Xilam Animation SA	415	15,785
TOTAL FRANCE			570,772,407
GERMANY — (14.1%)
	1&1 AG	250,809	3,500,919
	7C Solarparken AG	139,107	663,793
*	Aareal Bank AG	517,534	18,221,863
	Adesso SE	7,240	1,145,278
*	ADVA Optical Networking SE	1,019	24,926
	AIXTRON SE	354,004	10,547,739
	All for One Group SE	4,503	214,580
#	Allgeier SE	58,776	1,886,620
	Amadeus Fire AG	11,219	1,562,742
#	Aroundtown SA	1,290,247	3,592,307
	Atoss Software AG	16,326	2,888,539
	Aurubis AG	205,349	21,717,058
# * Ω	Auto1 Group SE	17,382	140,820
#	Basler AG	108,156	4,003,484
# *	Bauer AG	95,712	689,701
	BayWa AG	104,518	4,766,722
	BayWa AG	124	7,518
	Bechtle AG	161,911	6,823,051
Ω	Befesa SA	114,480	6,566,704
	Bertrandt AG	38,449	1,880,011

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Bijou Brigitte AG	23,422	$1,116,288
#	Bilfinger SE	203,601	7,010,004
# *	Borussia Dortmund GmbH & Co. KGaA	665,682	2,970,560
	CANCOM SE	247,263	8,524,294
#	CECONOMY AG	1,101,803	2,702,149
	CENIT AG	57,781	770,216
	Cewe Stiftung & Co. KGAA	45,952	4,554,627
	CompuGroup Medical SE & Co. KgaA	188,493	8,834,147
	CropEnergies AG	184,720	2,405,183
*	CTS Eventim AG & Co. KGaA	143,422	10,067,756
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	723,105
	Dermapharm Holding SE	79,918	3,317,324
	Deutsche Beteiligungs AG	115,972	3,736,674
Ω	Deutsche Pfandbriefbank AG	1,147,894	10,470,374
	Deutz AG	674,170	3,685,146
	DIC Asset AG	375,149	3,605,844
	DMG Mori AG	3,563	163,075
#	Dr Hoenle AG	35,520	783,995
#	Draegerwerk AG & Co. KGaA	20,476	826,460
	Duerr AG	380,248	14,507,945
Ω	DWS Group GmbH & Co. KGaA	2,674	96,181
	Eckert & Ziegler Strahlen- und Medizintechnik AG	102,697	5,975,783
	EDAG Engineering Group AG	51,353	570,202
	Elmos Semiconductor SE	8,511	578,215
	ElringKlinger AG	194,514	1,693,048
	Encavis AG	509,998	9,881,444
	Energiekontor AG	15,031	1,289,627
# *	Evotec SE	36,237	712,531
	Fabasoft AG	509	11,617
	Fielmann AG	152,624	5,752,429
# *	flatexDEGIRO AG	107,566	915,308
*	Fraport AG Frankfurt Airport Services Worldwide	208,174	11,847,435
	Freenet AG	931,981	22,655,758
	Fuchs Petrolub SE	122,136	4,042,141
	GEA Group AG	89,065	4,018,604
	Gerresheimer AG	231,069	17,088,498
	GESCO SE NA O.N	55,404	1,484,770
	GFT Technologies SE	166,313	6,944,156
*	GK Software SE	581	89,831
*	Global Fashion Group SA	76,275	97,389
	Grand City Properties SA	803,050	8,559,040
	GRENKE AG	9,184	266,764
*	H&R GmbH & Co. KGaA	71,674	469,188
	Hamburger Hafen und Logistik AG	189,581	2,677,525
	Hawesko Holding SE	313	14,094
# *	Heidelberger Druckmaschinen AG	1,849,769	3,802,502
# *	HelloFresh SE	316,821	7,702,322
	Hensoldt AG	111,548	3,234,132
*	Highlight Communications AG	98,406	398,311
	Hochtief AG	56,728	3,596,473
	Hornbach Holding AG & Co. KGaA	55,881	4,950,459
	HUGO BOSS AG	410,708	27,891,243
# *	Hypoport SE	7,011	955,152
	Indus Holding AG	138,578	3,663,886
Ω	Instone Real Estate Group SE	54,151	552,568
	IVU Traffic Technologies AG	51,403	978,933
	Jenoptik AG	402,135	12,497,602
Ω	JOST Werke AG	7,900	457,413
	K&S AG	1,101,197	26,358,738

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	93,598	$3,768,859
#	Kloeckner & Co. SE	482,181	5,095,426
#	Knaus Tabbert AG	1,753	75,377
*	Koenig & Bauer AG	89,315	1,752,453
#	Kontron AG	341,210	6,933,664
	Krones AG	111,294	12,995,078
	KSB SE & Co. KGaA	3,293	1,623,174
#	KWS Saat SE & Co. KGaA	83,735	5,676,215
	Lanxess AG	572,100	28,553,446
	LEG Immobilien SE	86,412	6,755,179
#	Leifheit AG	59,026	1,117,908
# *	Leoni AG	176,283	1,142,445
# *	Manz AG	25,270	661,283
*	Mediclin AG	82,946	299,933
*	Medigene AG	116,971	263,289
*	METRO AG	1,005,399	9,906,628
	MLP SE	440,536	2,444,799
# *	Nagarro SE	60,296	8,260,153
	Nemetschek SE	26,567	1,420,387
	New Work SE	20,199	3,704,429
	Nexus AG	99,836	5,597,468
# *	Nordex SE	949,741	14,433,008
	Norma Group SE	216,047	4,650,764
#	OHB SE	38,571	1,368,867
	PATRIZIA SE	348,340	4,313,746
#	Pfeiffer Vacuum Technology AG	47,911	8,748,311
#	PNE AG	485,612	8,723,808
	Progress-Werk Oberkirch AG	8,558	304,576
	ProSiebenSat.1 Media SE	1,223,091	12,579,718
	PSI Software AG	70,343	1,902,219
*	PVA TePla AG	87,303	2,082,504
# *	q.beyond AG	644,117	794,082
*	R Stahl AG	14,952	273,469
	Rheinmetall AG	92,681	21,655,615
	SAF-Holland SE	265,527	2,996,564
#	Salzgitter AG	246,522	10,060,881
	Schloss Wachenheim AG	6,929	116,704
# Ω	Scout24 SE	287,656	16,746,762
#	Secunet Security Networks AG	8,338	1,977,720
# *	SGL Carbon SE	340,127	2,947,538
* Ω	Shop Apotheke Europe NV	16,410	1,183,220
	Siltronic AG	144,490	12,045,479
	Sixt SE	95,034	11,815,662
*	SMA Solar Technology AG	56,090	4,758,033
# *	SNP Schneider-Neureither & Partner SE	3,170	96,761
#	Software AG	389,063	10,843,394
	Stabilus SE	173,166	11,944,179
#	STRATEC SE	33,736	3,073,024
	Stroeer SE & Co. KGaA	196,281	10,762,265
	Suedzucker AG	520,927	8,451,091
#	SUESS MicroTec SE	146,951	2,923,497
	Surteco Group SE	47,139	1,070,883
	Synlab AG	18,681	205,221
#	TAG Immobilien AG	1,149,541	9,844,488
#	Takkt AG	249,050	3,850,896
* Ω	TeamViewer AG	590,703	8,321,184
	Technotrans SE	46,673	1,311,541
*	thyssenkrupp AG	2,227,355	17,497,775
	Traffic Systems SE	37,280	1,181,721

The Continental Small Company Series
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	United Internet AG	123,522	$2,867,730
# *	va-Q-tec AG	2,370	64,087
#	Varta AG	24,311	740,113
	VERBIO Vereinigte BioEnergie AG	164,745	10,385,553
*	Vitesco Technologies Group AG, Class A	17,358	1,203,157
#	Vossloh AG	76,106	3,353,870
	Wacker Chemie AG	12,329	1,863,400
	Wacker Neuson SE	223,411	4,421,711
	Washtec AG	86,629	3,254,947
# *	Westwing Group SE	41,567	450,737
	Wuestenrot & Wuerttembergische AG	119,837	2,187,859
	ZEAL Network SE	35,034	1,066,442
TOTAL GERMANY			764,155,222
GREECE — (0.0%)
* ††	Alfa Alfa Energy SA	3,810	0
* ††	Neorion Holdings SA	14,991	0
IRELAND — (1.5%)
	AIB Group PLC	737,566	3,098,212
	Bank of Ireland Group PLC	5,281,602	56,427,810
	Cairn Homes PLC	1,908,875	2,029,234
*	Dalata Hotel Group PLC	278,892	1,178,232
	FBD Holdings PLC	142,812	1,749,464
	Glanbia PLC	1,136,976	13,767,726
* Ω	Glenveagh Properties PLC	974,588	998,505
	Irish Continental Group PLC	820,853	3,848,655
*	Permanent TSB Group Holdings PLC	268,168	598,174
TOTAL IRELAND			83,696,012
ISRAEL — (2.7%)
	Adgar Investment & Development Ltd.	105,459	154,170
	Afcon Holdings Ltd.	3,064	124,559
# *	AFI Properties Ltd.	100,052	3,269,439
	Africa Israel Residences Ltd.	13,924	653,820
*	Airport City Ltd.	79,549	1,260,035
# *	Allot Ltd.	189,485	714,112
#	Alrov Properties & Lodgings Ltd.	49,832	2,526,027
	Arad Ltd.	28,474	354,843
	Ashtrom Group Ltd.	79,580	1,506,837
#	AudioCodes Ltd.	27,040	523,221
	Aura Investments Ltd.	334,602	574,100
	Automatic Bank Services Ltd.	11,760	49,346
*	Avgol Industries 1953 Ltd.	468,925	237,517
	Azorim-Investment Development & Construction Co. Ltd.	575,905	1,941,368
# *	Bet Shemesh Engines Holdings 1997 Ltd.	30,236	752,948
	Blue Square Real Estate Ltd.	37,333	2,268,210
*	Brack Capital Properties NV	18,347	2,021,267
# *	Brainsway Ltd.	17,217	17,824
# *	Camtek Ltd.	24,395	643,518
	Carasso Motors Ltd.	132,164	843,303
*	Cellcom Israel Ltd.	502,271	2,597,454
*	Ceragon Networks Ltd.	266,244	553,788
*	Clal Insurance Enterprises Holdings Ltd.	322,725	5,541,321
# *	Compugen Ltd.	113,943	98,842
#	Danel Adir Yeoshua Ltd.	23,788	1,829,141
#	Delek Automotive Systems Ltd.	262,734	3,244,742
*	Delek Group Ltd.	8,268	897,689

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delta Galil Ltd.	75,030	$2,957,639
	Dor Alon Energy in Israel 1988 Ltd.	17,532	450,231
	Duniec Brothers Ltd.	380	18,168
	Electra Consumer Products 1970 Ltd.	41,757	1,232,414
	Electra Ltd.	7,719	3,955,861
	Electra Real Estate Ltd.	44,441	499,609
*	Ellomay Capital Ltd.	2,597	44,695
	Energix-Renewable Energies Ltd.	8,123	26,892
*	Enlight Renewable Energy Ltd.	224,704	4,670,734
*	Equital Ltd.	130,022	3,636,583
*	Fattal Holdings 1998 Ltd.	2,080	201,203
	FMS Enterprises Migun Ltd.	19,186	617,172
#	Formula Systems 1985 Ltd.	65,552	5,206,909
	Formula Systems 1985 Ltd., Sponsored ADR	640	50,426
	Fox Wizel Ltd.	46,063	4,166,110
	Gav-Yam Lands Corp. Ltd.	423,939	3,425,259
# *	Gilat Satellite Networks Ltd.	236,247	1,279,899
*	Hagag Group Real Estate Development	16,780	88,395
	Harel Insurance Investments & Financial Services Ltd.	448,124	4,335,031
	Hilan Ltd.	105,824	5,156,364
	IDI Insurance Co. Ltd.	47,574	1,137,400
	IES Holdings Ltd.	1,354	88,038
#	Ilex Medical Ltd.	4,067	103,839
#	Infinya Ltd.	21,885	2,281,897
	Inrom Construction Industries Ltd.	367,899	1,440,019
	Isracard Ltd.	175,232	590,710
	Israel Canada T.R Ltd.	220,206	581,157
	Israel Land Development Co. Ltd.	81,564	947,901
	Isras Investment Co. Ltd.	6,006	1,172,131
	Issta Ltd.	16,875	450,984
*	Kamada Ltd.	212,977	989,833
	Kardan Real Estate Enterprise & Development Ltd.	24,718	25,329
	Kenon Holdings Ltd.	62,057	1,933,924
#	Kerur Holdings Ltd.	33,018	791,560
#	Klil Industries Ltd.	5,696	356,727
*	Lahav L.R. Real Estate Ltd.	9,407	10,699
	Levinstein Properties Ltd.	377	9,453
	M Yochananof & Sons Ltd.	5,479	295,340
	Magic Software Enterprises Ltd.	153,381	2,493,260
	Malam - Team Ltd.	10,222	217,086
	Matrix IT Ltd.	222,812	4,716,920
	Max Stock Ltd.	7,391	13,961
	Maytronics Ltd.	163,682	1,995,233
#	Mediterranean Towers Ltd.	434,044	997,997
#	Mega Or Holdings Ltd.	85,860	2,384,014
*	Mehadrin Ltd.	1,666	60,513
*	Meitav Investment House Ltd.	132,413	427,039
	Menora Mivtachim Holdings Ltd.	186,995	4,141,718
	Meshulam Levinstein Contracting & Engineering Ltd.	310	26,736
*	Migdal Insurance & Financial Holdings Ltd.	2,039,870	2,514,360
	Mivtach Shamir Holdings Ltd.	30,255	728,753
	Mizrahi Tefahot Bank Ltd.	1	34
*	Naphtha Israel Petroleum Corp. Ltd.	193,707	995,164
	Nawi Brothers Ltd.	68,328	532,969
*	Neto Malinda Trading Ltd.	4,663	106,726
# *	Neto ME Holdings Ltd.	12,167	310,966
	Novolog Ltd.	200,415	133,797
*	NR Spuntech Industries Ltd.	76,176	77,947
	Oil Refineries Ltd.	11,638,145	4,025,157

The Continental Small Company Series
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	One Software Technologies Ltd.	48,820	$615,214
*	OPC Energy Ltd.	71,151	738,874
	Palram Industries 1990 Ltd.	1,112	7,298
# *	Partner Communications Co. Ltd.	850,916	6,118,714
*	Paz Oil Co. Ltd.	61,298	7,641,539
*	Perion Network Ltd.	100,470	3,379,336
	Plasson Industries Ltd.	21,191	912,409
#	Prashkovsky Investments & Construction Ltd.	10,063	272,243
*	Priortech Ltd.	9,623	184,392
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	51,979	3,308,636
	Retailors Ltd.	1,167	21,673
	Scope Metals Group Ltd.	47,550	1,768,211
	Summit Real Estate Holdings Ltd.	222,691	3,165,401
	Suny Cellular Communication Ltd.	312,529	141,940
#	Tadiran Group Ltd.	16,159	1,632,283
Ω	Tamar Petroleum Ltd.	38,322	100,008
	Tel Aviv Stock Exchange Ltd.	17,609	106,373
*	Tera Light Ltd.	66,589	97,991
#	Tiv Taam Holdings 1 Ltd.	39,749	70,661
#	Victory Supermarket Chain Ltd.	5,213	58,094
#	YH Dimri Construction & Development Ltd.	18,745	1,212,037
TOTAL ISRAEL			148,879,653
ITALY — (9.1%)
	A2A SpA	9,123,783	13,735,696
	ACEA SpA	376,142	5,766,060
# *	Aeffe SpA	177,250	264,711
Ω	Anima Holding SpA	1,941,442	8,563,630
	Aquafil SpA	83,333	552,731
	Ariston Holding NV	1,330	13,788
	Arnoldo Mondadori Editore SpA	1,122,764	2,347,096
	Ascopiave SpA	477,634	1,382,863
*	Autogrill SpA	86,803	633,408
#	Autostrade Meridionali SpA	2,185	29,633
#	Avio SpA	110,432	1,194,177
	Azimut Holding SpA	751,074	18,751,076
#	Banca Generali SpA	447,354	16,503,554
	Banca IFIS SpA	241,396	4,042,715
	Banca Mediolanum SpA	814,943	7,796,895
	Banca Popolare di Sondrio SPA	3,259,427	16,008,578
	Banca Profilo SpA	1,711,765	389,122
Ω	Banca Sistema SpA	414,926	775,256
	Banco BPM SpA	9,876,720	44,453,068
	Banco di Desio e della Brianza SpA	241,954	842,072
Ω	BFF Bank SpA	649,421	6,005,931
	Biesse SpA	11,036	177,905
	BPER Banca	7,525,929	20,674,500
	Brembo SpA	850,282	11,478,898
	Brunello Cucinelli SpA	248,717	20,715,773
	Buzzi Unicem SpA	627,802	14,136,968
	Cairo Communication SpA	601,468	1,072,684
Ω	Carel Industries SpA	41,412	1,024,329
	Cementir Holding NV	361,114	2,848,376
*	CIR SpA-Compagnie Industriali	2,423,159	1,169,899
	Credito Emiliano SpA	601,059	5,119,125
*	d'Amico International Shipping SA	2,662,774	1,130,833
	Danieli & C Officine Meccaniche SpA	100,155	1,867,624
#	Danieli & C Officine Meccaniche SpA	101,349	2,626,400
	Datalogic SpA	16,509	166,129

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	De' Longhi SpA	389,158	$8,983,357
	DeA Capital SpA	514,409	834,566
#	Digital Bros SpA	34,830	823,973
Ω	doValue SpA	80,786	658,089
	El.En. SpA	3,629	56,612
	Elica SpA	166,709	527,494
	Emak SpA	565,182	737,558
Ω	Enav SpA	375,861	1,730,440
	ERG SpA	293,078	8,849,916
	Esprinet SpA	222,752	1,766,503
# *	Eurotech SpA	207,209	715,343
	Fila SpA	145,425	1,131,271
*	Fincantieri SpA	3,504,948	2,310,314
# * ††	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	690,239
	Gefran SpA	35,925	379,572
# *	Geox SpA	356,231	367,986
	GPI SpA	16,644	257,616
	Gruppo MutuiOnline SpA	172,390	5,493,951
	Hera SpA	5,400,110	15,512,444
	IMMSI SpA	1,372,199	728,289
	Interpump Group SpA	185,294	9,663,063
	Iren SpA	4,591,232	8,315,130
	Italgas SpA	3,498,389	20,478,535
	Italmobiliare SpA	77,432	2,074,062
*	Iveco Group NV	290,919	2,382,795
	IVS Group SA	140,888	548,460
*	KME Group SpA	1,885,608	1,449,727
	Leonardo SpA	2,852,618	29,376,647
	LU-VE SpA	5,064	147,370
#	Maire Tecnimont SpA	1,232,552	4,750,348
# * ††	Mariella Burani Fashion Group SpA	22,744	0
#	MFE-MediaForEurope NV, Class A	6,544,538	2,868,122
#	MFE-MediaForEurope NV, Class B	2,968,858	2,010,207
*	Newlat Food SpA	22,549	117,102
	Openjobmetis SpA agenzia per il lavoro	63,079	633,310
	Orsero SpA	19,188	318,577
Ω	OVS SpA	1,531,868	3,688,170
	Pharmanutra SpA	4,175	267,717
	Piaggio & C SpA	1,288,486	4,867,486
Ω	Pirelli & C SpA	2,472,729	12,380,175
	Prima Industrie SpA	27,714	750,383
Ω	RAI Way SpA	605,946	3,460,746
	Reply SpA	144,434	18,748,565
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	741,123
	Sabaf SpA	63,964	1,231,457
#	SAES Getters SpA	900	31,029
*	Safilo Group SpA	204,731	306,630
#	Salvatore Ferragamo SpA	173,061	3,434,469
	Sanlorenzo SpA/Ameglia	2,695	118,314
*	Saras SpA	4,015,334	6,961,526
	Sesa SpA	57,114	7,771,857
# *	Sogefi SpA	342,301	413,513
	SOL SpA	227,005	5,009,046
*	Spaxs SpA	215,211	1,765,888
	Tamburi Investment Partners SpA	855,369	7,115,853
Ω	Technogym SpA	869,611	7,713,384
# *	Telecom Italia SpA	20,334,894	5,854,576
*	Tesmec SpA	313,747	52,149

The Continental Small Company Series
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Tinexta SpA	136,555	$3,714,360
*	TXT e-solutions SpA	73,775	1,151,473
# Ω	Unieuro SpA	143,220	1,758,777
	Unipol Gruppo SpA	3,090,802	16,187,652
#	Webuild SpA	1,307,308	2,305,167
#	Zignago Vetro SpA	187,606	3,202,285
TOTAL ITALY			492,954,261
NETHERLANDS — (5.4%)
	Aalberts NV	673,240	31,832,510
	Acomo NV	40,981	876,670
*	AFC Ajax NV	13,955	172,077
* Ω	Alfen NV	73,260	6,796,939
	AMG Advanced Metallurgical Group NV	202,999	7,929,674
	APERAM SA	315,054	12,433,097
	Arcadis NV	526,995	22,882,382
	ASR Nederland NV	586,023	27,737,342
*	Avantium NV	12,128	62,130
Ω	B&S Group Sarl	10,048	55,301
# * Ω	Basic-Fit NV	291,843	9,589,753
	BE Semiconductor Industries NV	392,257	28,056,712
	Beter Bed Holding NV	27,380	93,071
	Brunel International NV	155,477	1,776,479
	Corbion NV	389,680	14,995,291
Ω	CTP NV	28,027	404,790
	Flow Traders Ltd.	220,009	5,661,522
	ForFarmers NV	214,677	723,791
*	Fugro NV	567,199	7,552,723
	Heijmans NV, CVA	165,416	2,006,495
	Kendrion NV	96,304	1,744,211
*	Koninklijke BAM Groep NV	1,764,598	4,497,270
	Koninklijke Vopak NV	294,037	8,859,501
* Ω	Lucas Bols NV	24,022	278,712
	Nedap NV	33,400	2,180,514
*	OCI NV	464,349	15,806,650
	Ordina NV	637,656	2,895,781
*	Pharming Group NV	1,529,908	2,121,927
#	PostNL NV	3,597,685	7,532,854
	SBM Offshore NV	954,640	15,007,943
#	SIF Holding NV	34,182	415,357
Ω	Signify NV	689,279	24,955,624
	Sligro Food Group NV	142,208	2,732,966
# * ††	SRH NV	705,718	0
	TKH Group NV	268,330	12,178,211
# *	TomTom NV	432,313	3,072,533
	Van Lanschot Kempen NV	160,276	4,611,765
*	Vivoryon Therapeutics NV	5,400	81,528
TOTAL NETHERLANDS			290,612,096
NORWAY — (2.2%)
# *	2020 Bulkers Ltd.	65,237	641,515
	ABG Sundal Collier Holding ASA	2,506,062	1,638,289
	AF Gruppen ASA	877	12,518
*	Akastor ASA	787,389	843,904
*	Aker BioMarine ASA	10,134	36,672
*	Aker Carbon Capture ASA	165,769	245,704
	Aker Solutions ASA	1,435,343	5,674,301
	AMSC ASA	255,057	1,124,231

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	ArcticZymes Technologies ASA	77,341	$340,401
*	Asetek AS	19,672	27,310
	Atea ASA	370,118	4,174,840
# *	Atlantic Sapphire ASA	67,633	69,526
Ω	Avance Gas Holding Ltd.	19,594	118,023
*	Axactor ASA	768,385	438,487
	B2Holding ASA	1,258,346	961,631
#	Belships ASA	312,413	553,405
*	Bergenbio ASA	51,404	34,574
	Bonheur ASA	144,049	3,852,563
# *,*	Borr Drilling Ltd.	305,482	1,831,374
	Borregaard ASA	483,492	7,454,099
	Bouvet ASA	68,110	402,682
*	BW Energy Ltd.	360,314	1,012,318
Ω	BW LPG Ltd.	635,864	5,262,580
	BW Offshore Ltd.	718,449	1,922,418
*	Cadeler AS	63,427	264,018
*	Cloudberry Clean Energy ASA	19,690	23,391
# * Ω	Crayon Group Holding ASA	182,944	1,842,597
	DNO ASA	3,077,532	3,796,770
	Elopak ASA	6,452	15,460
Ω	Europris ASA	1,154,131	7,435,601
	FLEX LNG Ltd.	208,395	6,439,813
#	Frontline PLC	362,882	5,000,288
	Grieg Seafood ASA	332,908	2,982,124
	Hafnia Ltd.	220,612	1,160,072
# *	Hexagon Composites ASA	714,855	2,410,402
*	IDEX Biometrics ASA	594,228	53,281
*	Kahoot! ASA	358,447	633,641
# Ω	Kid ASA	35,988	270,016
	Kitron ASA	508,533	1,354,443
Ω	Klaveness Combination Carriers ASA	2,957	19,904
*	Komplett Bank ASA	33,724	18,227
*	Kongsberg Automotive ASA	4,586,574	1,197,817
*	LINK Mobility Group Holding ASA	51,820	46,151
	Medistim ASA	2,163	47,697
*	MPC Container Ships ASA	1,605,920	2,556,226
Ω	Multiconsult ASA	2,534	33,784
*	Nordic Nanovector ASA	376,386	39,276
* Ω	Norske Skog ASA	259,994	1,790,397
*	Northern Ocean Ltd.	60,674	65,181
*	Norwegian Air Shuttle ASA	842,208	802,334
*	Norwegian Energy Co. ASA	21,277	875,573
*	NRC Group ASA	38,228	56,365
*	Odfjell Drilling Ltd.	636,267	1,697,329
	Odfjell SE, Class A	140,676	1,212,240
*	Odfjell Technology Ltd.	97,767	354,966
	OKEA ASA	78,091	264,552
Ω	Okeanis Eco Tankers Corp.	16,989	306,774
	Olav Thon Eiendomsselskap ASA	69,932	1,237,563
	Otello Corp. ASA	27,272	21,841
*	Panoro Energy ASA	63,209	188,046
	Pareto Bank ASA	47,843	257,330
*	PGS ASA	3,253,203	2,803,838
*	PhotoCure ASA	18,163	197,247
# * Ω	poLight ASA	4,600	12,427
*	Prosafe SE	6,125	94,211
	Protector Forsikring ASA	436,859	6,294,085
# *	REC Silicon ASA	1,933,238	2,754,699

The Continental Small Company Series
CONTINUED
		Shares	Value»
NORWAY — (Continued)
# Ω	Scatec ASA	134,626	$1,098,033
*	SD Standard ETC PLC	271,994	54,738
	Selvaag Bolig ASA	325,020	1,049,009
* Ω	Shelf Drilling Ltd.	124,843	372,784
*	Siem Offshore, Inc.	10,249	17,776
*	Solstad Offshore ASA	29,716	137,498
	Sparebank 1 Oestlandet	26,309	308,154
	SpareBank 1 Sorost-Norge	1,788	9,677
	Stolt-Nielsen Ltd.	188,450	4,954,884
	TGS ASA	166,187	2,751,571
	Treasure ASA	316,195	583,852
*	Ultimovacs ASA	24,075	283,410
	Veidekke ASA	638,830	6,596,226
*	Volue ASA	168	512
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,929,152
# Ω	XXL ASA	1,055,838	391,837
TOTAL NORWAY			118,140,475
PORTUGAL — (0.9%)
#	Altri SGPS SA	472,047	2,383,371
	Banco Comercial Portugues SA, Class R	54,911,798	11,698,895
* ††	Banco Espirito Santo SA	4,777,921	0
#	Corticeira Amorim SGPS SA	116,151	1,149,005
#	CTT-Correios de Portugal SA	677,714	2,621,562
*	Greenvolt-Energias Renovaveis SA	110,961	930,207
	Ibersol SGPS SA	52,494	351,060
	Mota-Engil SGPS SA	641,747	1,189,012
	Navigator Co. SA	1,749,202	6,124,101
#	NOS SGPS SA	1,562,222	6,699,267
# *	Novabase SGPS SA	72,649	325,959
	REN - Redes Energeticas Nacionais SGPS SA	2,925,105	8,039,561
	Sonae SGPS SA	6,718,077	6,847,576
TOTAL PORTUGAL			48,359,576
SPAIN — (6.0%)
	Acerinox SA	1,095,358	11,862,660
# * ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	27,692	466,444
	Alantra Partners SA	70,997	918,556
	Almirall SA	468,585	4,721,498
*	Amper SA	6,893,962	1,234,359
	Applus Services SA	918,297	7,047,706
#	Atresmedia Corp. de Medios de Comunicacion SA	550,863	2,053,623
	Azkoyen SA	67,253	472,444
	Banco de Sabadell SA	36,362,876	47,539,496
	Bankinter SA	4,245,482	30,631,177
# * ††	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	418,609	11,341,559
	CIE Automotive SA	374,936	11,137,310
	Construcciones y Auxiliar de Ferrocarriles SA	125,517	4,042,480
# *	Deoleo SA	37,749	11,102
*	Distribuidora Internacional de Alimentacion SA	3,729,910	59,791
#	Ebro Foods SA	524,137	9,004,163
*	eDreams ODIGEO SA	427,530	2,472,525
	Elecnor SA	200,108	2,478,439
#	Enagas SA	1,457,648	26,137,509
	Ence Energia y Celulosa SA	978,493	3,224,465
	Ercros SA	643,000	2,571,523

The Continental Small Company Series
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Faes Farma SA	2,119,534	$7,944,660
#	Fluidra SA	350,475	6,187,302
	Fomento de Construcciones y Contratas SA	379,981	3,690,925
Ω	Gestamp Automocion SA	748,655	3,305,561
Ω	Global Dominion Access SA	695,411	2,981,907
*	Grenergy Renovables SA	7,453	269,755
	Grupo Catalana Occidente SA	268,886	8,334,536
#	Grupo Empresarial San Jose SA	151,317	707,073
	Iberpapel Gestion SA	47,911	791,198
	Indra Sistemas SA	876,621	10,703,823
	Laboratorio Reig Jofre SA	14,851	43,216
	Laboratorios Farmaceuticos Rovi SA	111,322	4,717,038
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,862,215	4,025,028
#	Mapfre SA	3,399,745	6,838,398
*	Melia Hotels International SA	662,631	4,412,345
# Ω	Metrovacesa SA	27,652	205,157
	Miquel y Costas & Miquel SA	193,707	2,577,620
Ω	Neinor Homes SA	90,425	907,278
# *	Obrascon Huarte Lain SA	1,611,857	978,300
# *	Oryzon Genomics SA	35,547	96,505
	Pharma Mar SA	41,970	2,767,662
#	Prim SA	40,283	511,548
# *	Promotora de Informaciones SA, Class A	1,330,083	536,521
# Ω	Prosegur Cash SA	445,278	354,678
	Prosegur Cia de Seguridad SA	1,198,069	2,711,613
*	Realia Business SA	1,667,905	1,932,656
	Renta 4 Banco SA	442	5,027
#	Sacyr SA	2,838,251	8,731,096
*	Solaria Energia y Medio Ambiente SA	495,187	10,160,581
*	Soltec Power Holdings SA	28,469	173,468
# Ω	Talgo SA	583,027	2,367,303
*	Tecnicas Reunidas SA	184,355	2,214,729
*	Tubacex SA	738,150	1,943,862
# *	Tubos Reunidos SA	34,204	11,208
Ω	Unicaja Banco SA	8,069,679	9,918,851
	Vidrala SA	129,562	13,069,524
	Viscofan SA	269,301	17,356,609
#	Vocento SA	352,577	263,160
TOTAL SPAIN			324,176,550
SWEDEN — (6.0%)
Ω	AcadeMedia AB	454,275	2,139,687
	AddLife AB, Class B	52,908	558,378
	AddNode Group AB	436,346	4,342,034
	AFRY AB	296,192	5,347,012
# Ω	Alimak Group AB	245,042	1,929,543
	Alligo AB, Class B	137,415	1,171,038
Ω	Ambea AB	196,916	739,194
*	Annehem Fastigheter AB, Class B	142,899	313,158
	AQ Group AB	1,834	59,832
*	Arise AB	102,189	482,938
	Arjo AB, Class B	1,016,696	3,945,286
	Atrium Ljungberg AB, Class B	200,469	3,583,932
* Ω	Attendo AB	696,197	1,750,152
	Balco Group AB	979	3,912
	BE Group AB	3,385	33,004
	Beijer Alma AB	304,748	6,043,251
	Beijer Electronics Group AB	93,898	1,000,781
	Bergman & Beving AB	207,826	2,156,670

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Bergs Timber AB, Class B	6,227	$20,135
	Besqab AB	21,962	150,667
	Betsson AB, Class B	887,419	7,356,042
# *	Better Collective AS	79,678	1,195,973
*	BHG Group AB	351,076	517,189
	Bilia AB, Class A	585,208	6,761,719
	BioGaia AB, Class B	30,786	270,709
*	BioInvent International AB	39,595	121,997
	Biotage AB	384,950	5,949,381
	Bjorn Borg AB	13,009	39,297
	Bonava AB, Class B	526,946	1,606,889
# * Ω	Boozt AB	208,160	2,700,491
Ω	Bravida Holding AB	594,206	6,568,580
	Bufab AB	227,752	5,901,324
#	Bulten AB	115,761	742,819
	Bure Equity AB	333,514	8,400,620
	Byggmax Group AB	521,019	2,122,390
	Catella AB	89,746	324,281
	Catena AB	168,356	7,043,344
*	Catena Media PLC	330,046	872,165
*	Cavotec SA	79,682	98,880
	Cellavision AB	38,768	914,906
	Cibus Nordic Real Estate AB	13,536	191,881
#	Clas Ohlson AB, Class B	273,686	1,824,909
	Cloetta AB, Class B	1,873,684	3,902,446
*	Collector Bank AB	288,079	1,091,568
	Concentric AB	341,409	7,256,819
Ω	Coor Service Management Holding AB	428,162	2,735,702
	Corem Property Group AB, Class B	3,766,156	3,447,883
	Dedicare AB, Class B	4,184	51,020
	Dios Fastigheter AB	770,250	5,869,540
*	Duni AB	217,519	1,883,248
Ω	Dustin Group AB	495,393	1,669,670
	Eastnine AB	126,421	1,515,720
	Elanders AB, Class B	74,315	1,231,080
	Electrolux Professional AB, Class B	476,949	2,222,394
# * Ω	Eltel AB	206,068	189,562
# *	Enea AB	104,284	884,088
	Eolus Vind AB, Class B	37,209	402,008
	eWork Group AB	38,130	451,573
	Fagerhult AB	300,931	1,408,763
	FastPartner AB, Class A	21,544	175,488
	FastPartner AB, Class D	35	246
#	Fenix Outdoor International AG	19,605	1,816,858
# *	Fingerprint Cards AB, Class B	544,306	155,782
#	G5 Entertainment AB	41,861	779,396
	GARO AB	23,361	230,238
	Granges AB	825,954	6,908,581
	Hanza AB	30,446	184,481
	Heba Fastighets AB, Class B	269,814	987,270
	Hexatronic Group AB	323,029	3,975,987
	HMS Networks AB	130,562	4,867,395
* Ω	Hoist Finance AB	369,945	1,137,356
*	Humana AB	135,681	265,943
*	IAR Systems Group AB	1,213	17,885
*	Immunovia AB	8,077	17,767
	Instalco AB	501,901	1,941,426
*	International Petroleum Corp.	443,347	4,770,236
#	Intrum AB	12,323	159,479

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Inwido AB	455,135	$4,960,161
	JM AB	416,879	7,771,520
*	Karnov Group AB	87,368	502,920
# *	K-fast Holding AB	9,734	25,954
	Kindred Group PLC, SDR	232,760	2,345,574
	KNOW IT AB	174,673	3,414,000
	Lagercrantz Group AB, Class B	1,003,522	10,528,644
	Lime Technologies AB	15,348	336,451
	Lindab International AB	615,586	8,731,089
	Loomis AB	372,296	11,071,120
# *	Maha Energy AB	148,058	132,752
*	Medcap AB	6,064	134,585
	MEKO AB	299,806	3,322,858
#	MIPS AB	68,446	2,619,375
	Modern Times Group MTG AB, Class B	606,688	5,371,117
*	Momentum Group AB	137,415	998,995
Ω	Munters Group AB	187,964	1,802,219
	Mycronic AB	418,095	8,937,058
	NCAB Group AB	92,337	592,153
	NCC AB, Class B	404,376	4,000,437
	Nederman Holding AB	33,980	597,298
*	Net Insight AB, Class B	2,538,833	1,694,607
	New Wave Group AB, Class B	415,624	9,352,036
	Nilorngruppen AB, Class B	7,191	62,708
	Nobia AB	820,940	1,432,740
	Nolato AB, Class B	1,473,007	8,895,750
	Nordic Paper Holding AB	14,413	58,706
	Nordic Waterproofing Holding AB	83,900	1,312,113
*	Note AB	56,156	1,178,807
	NP3 Fastigheter AB	175,554	3,876,647
	Nyfosa AB	1,209,815	10,549,456
*	OEM International AB, Class B	296,140	2,197,996
	Orron Energy AB	484,554	898,302
*	Ovzon AB	1,938	9,838
	Peab AB, Class B	93,138	581,222
	Platzer Fastigheter Holding AB, Class B	246,091	2,158,824
	Prevas AB, Class B	8,542	112,685
	Pricer AB, Class B	892,974	1,560,047
	Proact IT Group AB	191,163	1,612,692
	Ratos AB, Class B	1,547,879	6,242,602
*	RaySearch Laboratories AB	160,684	1,192,806
	Rejlers AB	948	14,028
Ω	Resurs Holding AB	932,730	2,483,614
#	Rottneros AB	672,020	949,234
*	Scandi Standard AB	393,395	1,886,623
* Ω	Scandic Hotels Group AB	1,037,969	3,826,469
# *	Sdiptech AB, Class B	27,206	664,258
	Sectra AB, Class B	129,927	1,839,988
*	Sensys Gatso Group AB	3,512,360	356,059
	SkiStar AB	322,137	3,488,578
*	Solid Forsakring AB	86,686	568,516
# *	Stendorren Fastigheter AB	6,293	118,390
*	Stillfront Group AB	523,863	914,306
	Systemair AB	360,836	2,706,127
*	Tethys Oil AB	125,374	754,616
	TF Bank AB	5,604	88,918
*	Tobii AB	14,796	29,549
	Troax Group AB	226,249	4,760,844
	VBG Group AB, Class B	28,343	398,117

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Viaplay Group AB	47,441	$1,171,331
#	Vitec Software Group AB, Class B	49,146	2,081,723
	Volati AB	5,223	52,052
	XANO Industri AB, Class B	5,023	58,516
TOTAL SWEDEN			324,290,008
SWITZERLAND — (17.0%)
	Adecco Group AG	397,424	14,760,606
	Allreal Holding AG	123,491	21,165,843
	ALSO Holding AG	46,377	9,446,738
*	Aluflexpack AG	721	14,809
*	ams-OSRAM AG	1,424,857	13,311,095
	APG SGA SA	9,203	1,801,471
	Arbonia AG	343,219	4,810,997
*	Aryzta AG	6,453,812	8,787,688
#	Ascom Holding AG	202,692	1,795,055
#	Autoneum Holding AG	21,603	2,882,791
	Baloise Holding AG	98,975	16,278,703
	Banque Cantonale de Geneve	9,528	1,937,100
	Banque Cantonale du Jura SA	3,848	222,385
	Banque Cantonale Vaudoise	114,284	10,863,501
*	Basilea Pharmaceutica AG	7,531	406,785
	Belimo Holding AG	65,574	34,586,644
	Bell Food Group AG	14,480	3,797,754
	Bellevue Group AG	57,974	2,479,886
	Berner Kantonalbank AG	31,172	7,835,652
	BKW AG	161,471	23,219,896
	Bossard Holding AG, Class A	46,297	11,797,108
	Bucher Industries AG	54,010	24,610,545
	Burckhardt Compression Holding AG	6,911	4,278,911
	Burkhalter Holding AG	28,306	2,630,264
	Bystronic AG	9,633	7,238,616
	Calida Holding AG	40,721	1,995,739
	Carlo Gavazzi Holding AG	3,115	1,061,465
	Cembra Money Bank AG	195,981	17,400,475
# *	Cicor Technologies Ltd.	15,422	799,610
	Cie Financiere Tradition SA	11,329	1,324,659
	Clariant AG	1,148,306	19,691,635
	Coltene Holding AG	27,288	2,250,534
	Comet Holding AG	23,440	5,418,404
	COSMO Pharmaceuticals NV	10,310	749,758
	Daetwyler Holding AG	11,460	2,430,510
	DKSH Holding AG	234,221	19,954,484
	dormakaba Holding AG	24,078	10,059,225
*	Dufry AG	410,918	18,864,251
	EFG International AG	675,403	6,312,694
	Emmi AG	15,822	14,740,526
	Energiedienst Holding AG	83,637	3,993,594
# *	Evolva Holding SA	3,349,123	337,762
#	Feintool International Holding AG	45,980	1,043,914
*	Flughafen Zurich AG	145,858	26,574,420
	Forbo Holding AG	8,551	11,250,794
	Fundamenta Real Estate AG	3,191	57,637
Ω	Galenica AG	236,996	18,534,880
# *	GAM Holding AG	1,195,762	1,181,807
	Georg Fischer AG	626,442	43,191,640
#	Gurit Holding AG, Class BR	28,958	3,235,169
	Helvetia Holding AG	262,788	32,874,343
	Hiag Immobilien Holding AG	22,952	2,071,513

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
# *	HOCHDORF Holding AG	6,697	$162,801
	Huber & Suhner AG	108,834	10,437,539
	Hypothekarbank Lenzburg AG	6	28,054
# *	Implenia AG	106,354	4,467,563
*	Ina Invest Holding AG	29,730	646,280
	Inficon Holding AG	14,881	15,580,457
	Interroll Holding AG	5,057	15,751,963
	Intershop Holding AG	10,830	7,264,519
	Investis Holding SA	5,818	633,657
*	Jungfraubahn Holding AG	18,335	2,682,986
	Kardex Holding AG	49,410	9,629,849
	Komax Holding AG	22,696	7,467,306
	Kudelski SA	217,692	572,566
	Landis & Gyr Group AG	94,470	6,959,766
	LEM Holding SA	3,935	8,712,458
	Liechtensteinische Landesbank AG	64,467	4,214,622
	Luzerner Kantonalbank AG	20,239	9,318,123
Ω	Medacta Group SA	8,333	888,024
Ω	Medmix AG	141,238	2,751,062
#	Meier Tobler Group AG	45,826	2,105,018
	Metall Zug AG, Class B	1,139	2,564,282
	Mikron Holding AG	8,692	95,919
	Mobilezone Holding AG	303,156	5,504,714
	Mobimo Holding AG	62,895	16,172,937
	Novavest Real Estate AG	1,614	71,928
	OC Oerlikon Corp. AG	1,655,573	11,366,748
# *	Orascom Development Holding AG	93,520	776,205
#	Orell Fuessli AG	5,028	439,637
	Orior AG	38,352	3,174,953
	Phoenix Mecano AG	4,517	1,692,389
	Plazza AG, Class A	6,993	2,398,833
	PSP Swiss Property AG	337,750	42,105,166
	Rieter Holding AG	22,804	2,646,495
	Romande Energie Holding SA	2,670	3,396,591
	Schaffner Holding AG	3,129	997,935
	Schweiter Technologies AG	7,215	6,368,254
#	Schweizerische Nationalbank	23	123,238
* Ω	Sensirion Holding AG	32,783	3,901,161
	SFS Group AG	124,943	14,375,245
	Siegfried Holding AG	32,647	23,983,404
	SIG Group AG	50,085	1,241,405
	Softwareone Holding AG	219,155	3,538,560
	St Galler Kantonalbank AG	17,586	9,636,856
#	Stadler Rail AG	7,173	274,363
	Sulzer AG	139,983	11,920,069
	Swiss Prime Site AG	182,651	16,275,709
# *	Swiss Steel Holding AG	3,362,368	704,044
	Swissquote Group Holding SA	82,376	14,877,628
	Temenos AG	124,265	8,870,113
	Thurgauer Kantonalbank	3,152	406,357
#	Tornos Holding AG	26,632	161,212
	TX Group AG	20,220	3,170,129
	u-blox Holding AG	55,196	6,602,051
	Valiant Holding AG	111,863	12,781,787
Ω	VAT Group AG	91,857	28,595,425
	Vaudoise Assurances Holding SA	6,800	3,286,091
	Vetropack Holding AG	67,815	3,128,506
# *	Von Roll Holding AG	378,198	369,533
	Vontobel Holding AG	226,244	16,023,258

The Continental Small Company Series
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	VP Bank AG, Class A	24,056	$2,596,678
	VZ Holding AG	91,061	7,248,157
*	V-ZUG Holding AG	10,820	1,089,705
	Walliser Kantonalbank	19,368	2,233,006
	Warteck Invest AG	56	138,223
	Ypsomed Holding AG	5,307	1,089,083
	Zehnder Group AG	85,771	6,383,801
	Zug Estates Holding AG, Class B	1,186	2,339,457
	Zuger Kantonalbank AG	704	5,690,499
# *	Zur Rose Group AG	4,404	166,158
TOTAL SWITZERLAND			921,630,795
UNITED STATES — (0.2%)
	ADTRAN Holdings, Inc.	325,096	6,166,462
*	Noble Corp. PLC	54,165	2,195,019
TOTAL UNITED STATES			8,361,481
TOTAL COMMON STOCKS			5,132,414,180
PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA	65,128	2,915,675
	Fuchs Petrolub SE	435,454	17,372,167
	Jungheinrich AG	346,549	13,782,195
	Sixt SE	118,586	9,036,926
	STO SE & Co. KGaA	16,969	2,850,496
	Villeroy & Boch AG	41,086	881,680
TOTAL GERMANY			46,839,139
RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG	497,492	0
*	Intercell AG	1	0
* ††	S Immo AG 8/11/23	346,922	0
ITALY — (0.0%)
# *	Webuild SpA	116,038	0
SPAIN — (0.0%)
# *	Sacyr SA	2,838,252	193,363
SWEDEN — (0.0%)
# *	Fingerprint Cards AB Warrants 09/08/23	25,920	1,938
TOTAL RIGHTS/WARRANTS			195,301
TOTAL INVESTMENT SECURITIES (Cost $4,271,960,307)			5,179,448,620

			Value†
SECURITIES LENDING COLLATERAL — (4.2%)
@ §	The DFA Short Term Investment Fund	19,467,055	225,194,891
TOTAL INVESTMENTS — (100.0%)
(Cost $4,497,098,265)^^			$5,404,643,511

ADR	American Depositary Receipt
BAM	Build America Mutual

The Continental Small Company Series
CONTINUED
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$186,929,625	—	$186,929,625
Belgium	$699,297	222,778,879	—	223,478,176
Denmark	—	339,915,389	—	339,915,389
Finland	—	286,062,454	—	286,062,454
France	—	570,772,407	—	570,772,407
Germany	—	764,155,222	—	764,155,222
Ireland	—	83,696,012	—	83,696,012
Israel	655,935	148,223,718	—	148,879,653
Italy	—	492,954,261	—	492,954,261
Netherlands	—	290,612,096	—	290,612,096
Norway	5,290,410	112,850,065	—	118,140,475
Portugal	—	48,359,576	—	48,359,576
Spain	—	324,176,550	—	324,176,550
Sweden	—	324,290,008	—	324,290,008
Switzerland	—	921,630,795	—	921,630,795
United States	—	8,361,481	—	8,361,481
Preferred Stocks
Germany	—	46,839,139	—	46,839,139
Rights/Warrants
Spain	—	193,363	—	193,363
Sweden	—	1,938	—	1,938
Securities Lending Collateral	—	225,194,891	—	225,194,891
TOTAL	$6,645,642	$5,397,997,869	—	$5,404,643,511

The Emerging Markets Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (4.0%)
	Ambev SA, ADR	1,642,569	$4,369,234
	Atacadao SA	384,789	1,246,928
	B3 SA - Brasil Bolsa Balcao	2,272,571	5,801,966
	Banco Bradesco SA	755,221	1,877,527
	Banco BTG Pactual SA	643,764	2,741,796
	Banco do Brasil SA	396,250	3,176,994
	Banco Santander Brasil SA	145,083	827,404
	BB Seguridade Participacoes SA	353,143	2,628,242
	Braskem SA, ADR, Class A	57,171	527,688
	Caixa Seguridade Participacoes SA	263,495	451,071
	CCR SA	1,740,006	4,030,981
	Centrais Eletricas Brasileiras SA	369,541	2,959,211
	Cia de Saneamento Basico do Estado de Sao Paulo	163,344	1,791,015
	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	40,965	451,025
	Cia Energetica de Minas Gerais	215,832	707,493
	Cia Paranaense de Energia	140,700	190,693
	Cia Paranaense de Energia, Sponsored ADR	17,400	130,326
	Cia Paranaense de Energia	39,800	294,876
#	Cia Siderurgica Nacional SA, Sponsored ADR	545,056	2,005,806
	Cia Siderurgica Nacional SA	517,465	1,885,843
	Cosan SA	881,695	2,900,598
	CPFL Energia SA	123,300	808,349
	Energisa SA	228,135	1,898,766
*	Eneva SA	273,981	647,671
	Engie Brasil Energia SA	59,376	460,265
	Equatorial Energia SA	949,986	5,243,703
	Gerdau SA, Sponsored ADR	905,703	5,887,070
* Ω	Hapvida Participacoes e Investimentos SA	2,926,706	2,969,198
	Hypera SA	258,691	2,364,569
	Itau Unibanco Holding SA	217,203	922,074
	JBS SA	926,800	3,666,084
	Klabin SA	1,174,814	4,475,879
	Localiza Rent a Car SA	230,159	2,684,576
	Localiza Rent a Car SA	1,005	11,722
	Lojas Renner SA	659,267	2,809,122
*	Magazine Luiza SA	1,501,902	1,310,684
	Natura & Co. Holding SA	928,510	2,661,352
	Neoenergia SA	95,100	282,136
*	Petro Rio SA	582,205	4,828,483
	Petroleo Brasileiro SA, Sponsored ADR	511,889	5,282,694
	Petroleo Brasileiro SA, Sponsored ADR	227,883	2,643,443
	Petroleo Brasileiro SA	2,733,556	15,864,027
	Porto Seguro SA	149,774	764,168
	Raia Drogasil SA	443,885	2,171,200
Ω	Rede D'Or Sao Luiz SA	83,300	523,466
	Rumo SA	600,806	2,175,367
	Sendas Distribuidora SA	848,688	3,285,212
	Suzano SA	522,207	4,769,126
	Suzano SA, Sponsored ADR	5,490	50,397
	Telefonica Brasil SA	217,562	1,792,337
	TIM SA	1,144,280	2,657,656
	TOTVS SA	323,491	1,916,233
	Ultrapar Participacoes SA	204,563	531,526
#	Vale SA, Sponsored ADR	332,416	6,209,540
	Vale SA	2,364,713	44,025,961

The Emerging Markets Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Vibra Energia SA	1,182,031	$3,832,758
	WEG SA	630,066	4,746,316
TOTAL BRAZIL			188,169,847
CHILE — (0.5%)
	Banco de Chile, ADR	105,420	2,316,084
	Banco de Credito e Inversiones SA	44,205	1,332,700
#	Banco Santander Chile, ADR	78,503	1,327,486
	Banco Santander Chile	557,071	23,426
	CAP SA	1,845	17,041
	Cencosud SA	1,442,234	2,591,389
	Cencosud Shopping SA	333,351	502,327
	Cia Cervecerias Unidas SA	28,160	216,674
#	Cia Cervecerias Unidas SA, Sponsored ADR	22,534	351,756
	Cia Sud Americana de Vapores SA	15,213,678	1,322,423
	Embotelladora Andina SA, ADR, Class B	13,701	209,077
	Empresas CMPC SA	935,741	1,609,096
	Empresas COPEC SA	227,255	1,714,129
	Enel Americas SA	2,544,781	337,026
	Enel Chile SA	3,126,426	147,272
	Falabella SA	330,135	767,515
	Itau CorpBanca Chile SA	31,276,064	71,188
	Plaza SA	176,521	239,187
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	8,712,273
TOTAL CHILE			23,808,069
CHINA — (29.2%)
	360 Security Technology, Inc., Class A	409,600	425,750
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	189,863	575,715
	ADAMA Ltd., Class A	84,400	119,451
	Addsino Co. Ltd., Class A	92,500	145,314
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	262,681
	AECC Aviation Power Co. Ltd., Class A	79,700	536,974
	Agricultural Bank of China Ltd., Class H	14,534,000	5,231,267
	Aier Eye Hospital Group Co. Ltd., Class A	293,917	1,435,555
*	Air China Ltd., Class H	630,000	562,201
*	Alibaba Group Holding Ltd., Sponsored ADR	835,875	92,113,425
*	Alibaba Group Holding Ltd.	714,100	9,817,918
*	Alibaba Health Information Technology Ltd.	2,566,000	2,291,732
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,202,473
*	Amlogic Shanghai Co. Ltd., Class A	30,504	351,530
	Angel Yeast Co. Ltd., Class A	49,300	304,256
	Anhui Anke Biotechnology Group Co. Ltd., Class A	18,000	30,298
	Anhui Conch Cement Co. Ltd., Class H	1,881,000	7,141,069
	Anhui Guangxin Agrochemical Co. Ltd., Class A	70,220	329,730
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	483,510
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	68,664	339,373
	Anhui Jinhe Industrial Co. Ltd., Class A	65,100	322,129
	Anhui Kouzi Distillery Co. Ltd., Class A	52,300	432,832
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	369,749
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	106,800	257,744
	Anjoy Foods Group Co. Ltd., Class A	14,400	340,465
	Anker Innovations Technology Co. Ltd., Class A	19,400	189,571
	ANTA Sports Products Ltd.	612,400	9,289,254
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	491,723
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,674	373,089
	Asymchem Laboratories Tianjin Co. Ltd., Class A	17,770	422,235
	Avary Holding Shenzhen Co. Ltd., Class A	123,976	531,044

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	$254,676
	AVICOPTER PLC, Class A	22,704	162,371
*	Baidu, Inc., Sponsored ADR	25,812	3,476,360
*	Baidu, Inc., Class A	1,330,750	22,369,957
	Bank of Beijing Co. Ltd., Class A	697,408	439,236
	Bank of Changsha Co. Ltd., Class A	401,784	408,788
	Bank of Chengdu Co. Ltd., Class A	190,950	411,515
	Bank of China Ltd., Class H	43,912,181	16,715,812
	Bank of Communications Co. Ltd., Class H	4,936,515	3,051,254
	Bank of Guiyang Co. Ltd., Class A	486,023	401,466
	Bank of Hangzhou Co. Ltd., Class A	242,404	468,140
	Bank of Jiangsu Co. Ltd., Class A	657,870	724,357
	Bank of Nanjing Co. Ltd., Class A	454,780	700,001
	Bank of Ningbo Co. Ltd., Class A	275,742	1,343,453
	Bank of Shanghai Co. Ltd., Class A	458,383	406,925
	Bank of Suzhou Co. Ltd., Class A	415,260	481,033
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	683,533
*	BeiGene Ltd.	226,000	4,442,146
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	24,020	181,388
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	354,284
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	237,964
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	202,052	274,836
	Beijing Dahao Technology Corp. Ltd., Class A	26,100	71,870
	Beijing Easpring Material Technology Co. Ltd., Class A	24,700	247,810
	Beijing Enlight Media Co. Ltd., Class A	258,706	314,955
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	88,140	138,956
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	6,116	249,973
	Beijing Jingyuntong Technology Co. Ltd., Class A	167,900	177,389
	Beijing Kingsoft Office Software, Inc., Class A	7,538	314,678
	Beijing New Building Materials PLC, Class A	144,903	614,392
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	729,341
	Beijing Originwater Technology Co. Ltd., Class A	424,847	308,822
	Beijing Shiji Information Technology Co. Ltd., Class A	93,560	237,333
	Beijing Shougang Co. Ltd., Class A	441,600	258,213
	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	194,992
	Beijing Sinnet Technology Co. Ltd., Class A	116,888	155,475
	Beijing Tiantan Biological Products Corp. Ltd., Class A	77,216	270,727
	Beijing Tongrentang Co. Ltd., Class A	36,400	254,615
	Beijing United Information Technology Co. Ltd., Class A	20,155	289,663
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	23,700	471,573
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	308,324
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	17,400	269,573
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	82,575	187,662
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	775,553
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,700	124,682
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	215,711
	BGI Genomics Co. Ltd., Class A	34,100	275,352
*	Bilibili, Inc., Class Z	45,160	1,127,046
	Bloomage Biotechnology Corp. Ltd., Class A	6,559	121,355
	BOC International China Co. Ltd., Class A	89,700	150,053
	BOE Technology Group Co. Ltd., Class A	1,654,300	977,142
	Bosideng International Holdings Ltd.	3,360,000	1,872,450
	Bright Dairy & Food Co. Ltd., Class A	24,800	39,220
	BTG Hotels Group Co. Ltd., Class A	92,300	319,402
	BYD Co. Ltd., Class H	403,886	12,790,077
	BYD Electronic International Co. Ltd.	1,259,000	4,363,886
	By-health Co. Ltd., Class A	124,793	426,876
	Caitong Securities Co. Ltd., Class A	338,190	391,915
	CECEP Solar Energy Co. Ltd., Class A	327,700	372,848

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CECEP Wind-Power Corp., Class A	495,560	$292,815
	Centre Testing International Group Co. Ltd., Class A	27,300	96,142
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	169,937
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,144,695
	Changchun High & New Technology Industry Group, Inc., Class A	20,900	624,095
	Changjiang Securities Co. Ltd., Class A	435,670	371,777
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	9,700	194,883
	Chaozhou Three-Circle Group Co. Ltd., Class A	121,305	600,368
	Chengdu CORPRO Technology Co. Ltd., Class A	9,300	39,013
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	15,800	40,748
	Chengtun Mining Group Co. Ltd., Class A	308,000	288,511
	Chengxin Lithium Group Co. Ltd., Class A	43,229	274,952
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	53,800	159,328
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	210,199
	China Baoan Group Co. Ltd., Class A	146,334	272,341
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	995,128
	China CITIC Bank Corp. Ltd., Class H	9,190,928	4,434,163
	China Coal Energy Co. Ltd., Class H	3,825,777	3,070,100
	China Construction Bank Corp., Class H	59,766,590	38,686,362
	China CSSC Holdings Ltd., Class A	45,800	161,227
# *	China Eastern Airlines Corp. Ltd., Class H	1,516,000	608,396
	China Energy Engineering Corp. Ltd., Class A	2,502,824	872,227
	China Energy Engineering Corp. Ltd., Class H	1,632,000	211,023
	China Everbright Bank Co. Ltd., Class H	3,836,000	1,224,508
Ω	China Feihe Ltd.	5,746,000	5,512,931
	China Galaxy Securities Co. Ltd., Class H	5,155,500	2,779,092
	China Gas Holdings Ltd.	3,311,600	5,155,560
	China Great Wall Securities Co. Ltd., Class A	196,900	266,386
	China Greatwall Technology Group Co. Ltd., Class A	182,800	330,237
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	101,800	202,734
	China Hongqiao Group Ltd.	4,665,000	5,425,974
Ω	China International Capital Corp. Ltd., Class H	1,813,600	4,052,718
	China International Marine Containers Group Co. Ltd., Class H	1,018,230	782,028
	China Jushi Co. Ltd., Class A	477,798	1,045,979
	China Kings Resources Group Co. Ltd., Class A	32,040	198,623
	China Life Insurance Co. Ltd., Class H	2,475,000	4,555,910
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,938,138
	China Meheco Co. Ltd., Class A	69,411	156,589
	China Mengniu Dairy Co. Ltd.	2,701,000	13,029,279
	China Merchants Bank Co. Ltd., Class H	2,884,554	18,709,584
	China Merchants Energy Shipping Co. Ltd., Class A	607,440	576,317
	China Merchants Port Holdings Co. Ltd.	394,271	552,699
	China Merchants Property Operation & Service Co. Ltd., Class A	64,100	156,549
Ω	China Merchants Securities Co. Ltd., Class H	486,460	531,731
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	717,745
#	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,801,560
	China National Building Material Co. Ltd., Class H	9,142,000	8,388,300
	China National Nuclear Power Co. Ltd., Class A	1,023,390	917,111
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	624,818
	China Oilfield Services Ltd., Class H	1,960,000	2,375,585
	China Overseas Land & Investment Ltd.	4,285,000	11,570,657
	China Pacific Insurance Group Co. Ltd., Class H	2,487,400	6,839,021
	China Petroleum & Chemical Corp., Class H	17,726,800	9,571,927
	China Power International Development Ltd.	740,000	318,131
	China Railway Group Ltd., Class H	4,311,000	2,351,797
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	654,280
*	China Rare Earth Resources & Technology Co. Ltd., Class A	36,891	226,134
	China Resources Beer Holdings Co. Ltd.	859,611	6,471,390
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	174,020

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Cement Holdings Ltd.	3,616,000	$2,091,219
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	272,377
	China Resources Gas Group Ltd.	1,798,000	7,561,015
	China Resources Land Ltd.	4,798,666	22,997,864
	China Resources Microelectronics Ltd., Class A	28,998	236,571
Ω	China Resources Mixc Lifestyle Services Ltd.	248,800	1,433,500
	China Resources Power Holdings Co. Ltd.	1,598,517	3,329,632
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	68,058	490,276
	China Shenhua Energy Co. Ltd., Class H	2,649,500	8,246,885
	China South Publishing & Media Group Co. Ltd., Class A	99,400	145,080
*	China Southern Airlines Co. Ltd., Class H	1,594,000	1,058,842
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd.,Class A	171,400	170,009
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,443,168
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	1,719,339
Ω	China Tower Corp. Ltd., Class H	67,974,000	7,723,263
	China Tungsten & Hightech Materials Co. Ltd., Class A	102,100	248,713
	China Vanke Co. Ltd., Class H	2,181,320	4,409,538
	China Yangtze Power Co. Ltd., Class A	748,847	2,306,447
	China Zhenhua Group Science & Technology Co. Ltd., Class A	21,800	366,996
# *	China Zheshang Bank Co. Ltd., Class H	82,000	29,932
	Chongqing Brewery Co. Ltd., Class A	21,500	384,027
	Chongqing Changan Automobile Co. Ltd., Class A	260,130	547,668
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	47,200	186,739
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	951,526
	Chongqing Zhifei Biological Products Co. Ltd., Class A	83,314	1,211,726
	CITIC Ltd.	4,725,000	5,529,065
	CITIC Securities Co. Ltd., Class H	1,996,800	4,568,307
	CMOC Group Ltd., Class H	5,673,966	3,284,112
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	231,495
	CNOOC Energy Technology & Services Ltd., Class A	597,700	283,332
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	102,400	242,724
	COFCO Biotechnology Co. Ltd., Class A	114,467	147,480
	Contemporary Amperex Technology Co. Ltd., Class A	70,420	4,884,724
# *	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	940,000	885,572
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,410,299	4,574,715
	Country Garden Holdings Co. Ltd.	5,569,067	2,089,687
	Country Garden Services Holdings Co. Ltd.	1,129,492	3,053,537
Ω	CSC Financial Co. Ltd., Class H	1,140,500	1,182,605
	CSG Holding Co. Ltd., Class A	313,839	337,546
	CSPC Pharmaceutical Group Ltd.	12,323,200	14,050,945
	Daan Gene Co. Ltd., Class A	171,580	404,745
Ω	Dali Foods Group Co. Ltd.	4,344,000	1,937,117
	Daqin Railway Co. Ltd., Class A	883,060	876,727
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	78,510	443,018
*	Datang International Power Generation Co. Ltd., Class H	1,784,000	305,647
*	Deppon Logistics Co. Ltd., Class A	78,900	250,862
	DHC Software Co. Ltd., Class A	290,300	266,788
	Dian Diagnostics Group Co. Ltd., Class A	67,701	268,798
	Do-Fluoride Chemicals Co. Ltd., Class A	82,709	452,505
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	278,165
	Dongfang Electric Corp. Ltd., Class H	305,200	545,100
	Dongfeng Motor Group Co. Ltd., Class H	1,426,000	850,205
	Dongxing Securities Co. Ltd., Class A	323,718	401,367
	East Group Co. Ltd., Class A	152,100	167,737
	East Money Information Co. Ltd., Class A	453,728	1,520,401
	Ecovacs Robotics Co. Ltd., Class A	28,300	366,527
	Electric Connector Technology Co. Ltd., Class A	28,200	163,235
	ENN Energy Holdings Ltd.	363,800	5,481,273

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ENN Natural Gas Co. Ltd., Class A	245,000	$655,718
	Eternal Asia Supply Chain Management Ltd., Class A	113,500	108,021
	Eve Energy Co. Ltd., Class A	38,105	500,556
# Ω	Everbright Securities Co. Ltd., Class H	412,600	309,167
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	365,609
	FAW Jiefang Group Co. Ltd.	112,300	137,137
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	49,300	102,771
	Financial Street Holdings Co. Ltd., Class A	180,200	139,945
	First Capital Securities Co. Ltd., Class A	320,000	285,032
	Flat Glass Group Co. Ltd., Class H	406,000	1,271,115
	Focus Media Information Technology Co. Ltd., Class A	727,597	750,857
	Foryou Corp.	16,200	93,832
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	158,223	1,864,154
	Fosun International Ltd.	3,010,722	2,795,291
	Founder Securities Co. Ltd., Class A	411,200	423,609
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	549,744
	Fujian Funeng Co. Ltd., Class A	116,900	216,002
	Fujian Sunner Development Co. Ltd., Class A	77,263	281,470
*	Fulin Precision Co Ltd, Class A	62,463	146,142
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	754,800	3,714,792
# Ω	Ganfeng Lithium Group Co. Ltd., Class H	176,399	1,611,084
	Gaona Aero Material Co. Ltd., Class A	17,800	118,730
	G-bits Network Technology Xiamen Co. Ltd., Class A	8,400	440,715
	GCL Energy Technology Co. Ltd.	130,300	215,060
*	GCL System Integration Technology Co. Ltd., Class A	241,200	115,948
*	GCL Technology Holdings Ltd.	20,189,000	5,590,923
*	GD Power Development Co. Ltd., Class A	524,300	308,737
	Geely Automobile Holdings Ltd.	5,793,000	9,397,980
	GEM Co. Ltd., Class A	188,176	223,143
	Gemdale Corp., Class A	343,800	503,530
*	Genscript Biotech Corp.	48,000	163,461
	GF Securities Co. Ltd., Class H	1,027,600	1,682,766
	Giant Network Group Co. Ltd., Class A	85,600	122,955
	GigaDevice Semiconductor, Inc., Class A	25,674	437,986
*	Ginlong Technologies Co. Ltd., Class A	18,825	513,080
	Glarun Technology Co. Ltd., Class A	69,600	178,312
	GoerTek, Inc., Class A	238,700	733,856
	Gongniu Group Co. Ltd., Class A	4,200	94,347
	GoodWe Technologies Co. Ltd., Class A	3,252	196,805
	Gotion High-tech Co. Ltd., Class A	73,700	355,990
	Grandblue Environment Co. Ltd., Class A	40,300	108,656
	Great Wall Motor Co. Ltd., Class H	2,023,500	2,857,084
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	824,000
	GRG Banking Equipment Co. Ltd., Class A	142,000	214,308
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	127,900	170,921
	Guangdong Haid Group Co. Ltd., Class A	55,800	515,441
	Guangdong HEC Technology Holding Co. Ltd., Class A	204,200	292,240
	Guangdong Hongda Holdings Group Co. Ltd., Class A	61,700	286,295
	Guangdong Investment Ltd.	2,600,000	2,824,689
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	194,438
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	59,500	160,697
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,500	74,960
	Guanghui Energy Co. Ltd., Class A	422,000	641,332
	Guangxi Guiguan Electric Power Co. Ltd., Class A	34,400	28,450
	Guangzhou Automobile Group Co. Ltd., Class H	2,485,162	1,787,904
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	218,000	636,725
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	13,400	151,376
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	288,842

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	48,901	$610,766
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	317,801
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	74,340	543,477
	Guangzhou Wondfo Biotech Co. Ltd., Class A	47,700	225,507
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	256,977
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	26,000	30,553
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	246,900	258,479
*	Guocheng Mining Co. Ltd., Class A	44,900	117,371
	Guosen Securities Co. Ltd., Class A	186,700	259,931
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	453,216
	Guoyuan Securities Co. Ltd., Class A	308,740	325,359
#	H World Group Ltd., ADR	102,031	4,844,432
	H World Group Ltd.	5,500	26,150
	Haier Smart Home Co. Ltd., Class A	258,200	986,750
	Haier Smart Home Co. Ltd., Class H	2,610,000	9,625,988
	Haitong Securities Co. Ltd., Class H	2,434,800	1,679,586
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	73,900	236,931
	Hangjin Technology Co. Ltd., Class A	47,700	234,032
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	371,720
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	14,494	93,035
	Hangzhou First Applied Material Co. Ltd., Class A	45,311	505,942
	Hangzhou Lion Electronics Co. Ltd., Class A	36,668	253,953
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	54,900	313,179
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	357,082
	Hangzhou Silan Microelectronics Co. Ltd., Class A	70,122	368,567
	Hangzhou Tigermed Consulting Co. Ltd., Class A	12,100	209,174
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	95,600	1,254,049
	Han's Laser Technology Industry Group Co. Ltd., Class A	158,517	658,876
Ω	Hansoh Pharmaceutical Group Co. Ltd.	866,000	1,772,451
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	100,478
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	191,121
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	342,793
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	366,475
	Henan Shenhuo Coal & Power Co. Ltd., Class A	211,900	552,678
	Henan Shuanghui Investment & Development Co. Ltd., Class A	195,129	737,939
	Hengan International Group Co. Ltd.	1,126,500	5,541,656
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	394,045
	Hengli Petrochemical Co. Ltd., Class A	403,700	1,049,622
	Hengtong Optic-electric Co. Ltd., Class A	125,000	287,733
	Hengyi Petrochemical Co. Ltd., Class A	413,588	478,781
	Hesteel Co. Ltd., Class A	1,383,853	494,867
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	452,729
	Hongfa Technology Co. Ltd., Class A	60,890	338,627
	Hongta Securities Co. Ltd., Class A	96,320	116,713
#	Huadian Power International Corp. Ltd., Class H	288,000	115,286
	Huadong Medicine Co. Ltd., Class A	70,000	492,612
	Huafon Chemical Co. Ltd., Class A	485,983	547,769
	Huagong Tech Co. Ltd., Class A	60,800	169,384
	Huaibei Mining Holdings Co. Ltd., Class A	247,300	492,889
	Hualan Biological Engineering, Inc., Class A	139,800	462,924
*	Huaneng Power International, Inc., Class H	2,302,000	1,123,927
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,762,248
	Huaxi Securities Co. Ltd., Class A	293,600	355,983
	Huaxia Bank Co. Ltd., Class A	644,456	497,791
	Huaxin Cement Co. Ltd., Class A	206,300	500,204
	Huayu Automotive Systems Co. Ltd., Class A	153,600	415,645
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	146,344
	Hubei Dinglong Co. Ltd., Class A	44,900	152,434
	Hubei Energy Group Co. Ltd., Class A	199,271	125,611

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,600	$97,162
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	441,512
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	112,400	542,755
	Huizhou Desay Sv Automotive Co. Ltd., Class A	16,600	324,064
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	556,438
	Hunan Gold Corp. Ltd., Class A	99,000	231,092
	Hunan Valin Steel Co. Ltd., Class A	933,000	687,488
	Hundsun Technologies, Inc., Class A	41,729	292,600
	Iflytek Co. Ltd., Class A	70,100	422,241
	IKD Co. Ltd., Class A	20,000	70,600
	Imeik Technology Development Co. Ltd., Class A	3,800	336,030
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	16,461,688
	Industrial Bank Co. Ltd., Class A	643,039	1,682,845
	Industrial Securities Co. Ltd., Class A	652,548	668,626
	Infore Environment Technology Group Co. Ltd., Class A	82,224	59,514
	Ingenic Semiconductor Co. Ltd., Class A	18,000	208,421
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	420,067
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	586,349
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	145,040	360,996
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	810,103	532,362
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	318,000	1,536,492
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	575,900	766,442
* Ω	Innovent Biologics, Inc.	133,500	727,101
	Inspur Electronic Information Industry Co. Ltd., Class A	77,684	273,331
	Intco Medical Technology Co. Ltd., Class A	80,942	300,151
	JA Solar Technology Co. Ltd., Class A	75,003	734,973
	Jade Bird Fire Co. Ltd., Class A	6,300	30,770
	Jafron Biomedical Co. Ltd., Class A	39,965	200,178
	Jason Furniture Hangzhou Co. Ltd., Class A	67,080	424,689
	JCET Group Co. Ltd., Class A	185,200	734,726
* Ω	JD Health International, Inc.	332,200	2,758,699
	JD.com, Inc., ADR	124,763	7,427,141
	JD.com, Inc., Class A	501,921	14,903,717
	Jiangsu Azure Corp., Class A	75,000	169,322
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	339,805
	Jiangsu Eastern Shenghong Co. Ltd., Class A	138,440	321,398
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	1,004,578
	Jiangsu Guotai International Group Co. Ltd., Class A	123,263	162,019
*	Jiangsu Guoxin Corp. Ltd., Class A	88,700	80,903
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	564,886
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,002,007
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	51,900	166,519
	Jiangsu King's Luck Brewery JSC Ltd., Class A	56,412	484,165
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	24,653	137,953
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	237,606
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	125,348
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	45,100	159,081
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	157,000	291,809
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	157,300	339,599
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	1,478,880
	Jiangsu Yangnong Chemical Co. Ltd., Class A	29,505	483,167
	Jiangsu Yoke Technology Co. Ltd., Class A	12,862	99,668
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	375,472
	Jiangsu Zhongtian Technology Co. Ltd., Class A	133,900	325,533
	Jiangxi Copper Co. Ltd., Class H	1,321,000	2,274,833
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	67,500	156,585
*	Jilin Electric Power Co. Ltd., Class A	127,000	113,934
	Jingjin Equipment, Inc., Class A	50,780	227,436

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JiuGui Liquor Co. Ltd., Class A	11,500	$240,298
	Jizhong Energy Resources Co. Ltd., Class A	453,000	442,771
	JL Mag Rare-Earth Co. Ltd., Class A	46,600	233,998
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	339,247
	Joinn Laboratories China Co. Ltd., Class A	16,296	154,033
	Jointown Pharmaceutical Group Co. Ltd., Class A	197,667	397,291
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	50,300	270,091
	Juewei Food Co. Ltd., Class A	18,944	149,888
*	Juneyao Airlines Co. Ltd., Class A	70,540	159,677
*	Kaishan Group Co. Ltd., Class A	65,100	155,909
	KBC Corp. Ltd., Class A	6,057	223,303
	Keboda Technology Co. Ltd., Class A	4,000	39,055
	Kehua Data Co. Ltd., Class A	34,200	256,658
	KingClean Electric Co. Ltd., Class A	17,100	78,889
*	Kingdee International Software Group Co. Ltd.	533,000	1,163,278
	Kingsoft Corp. Ltd.	541,000	1,991,983
	Konfoong Materials International Co. Ltd., Class A	9,500	101,065
* Ω	Koolearn Technology Holding Ltd.	13,000	105,589
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	140,006
	Kunlun Energy Co. Ltd.	6,412,000	5,056,855
	Kunlun Tech Co. Ltd., Class A	52,600	128,306
	Kweichow Moutai Co. Ltd., Class A	55,993	15,351,596
	KWG Living Group Holdings Ltd.	258,250	60,661
	Lao Feng Xiang Co. Ltd., Class A	26,700	190,782
	Laobaixing Pharmacy Chain JSC, Class A	62,190	364,386
	LB Group Co. Ltd., Class A	223,200	690,784
	Lenovo Group Ltd.	13,043,278	10,461,607
	Lens Technology Co. Ltd., Class A	316,800	625,622
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	400,339
	Levima Advanced Materials Corp., Class A	27,200	158,434
	Leyard Optoelectronic Co. Ltd., Class A	105,400	95,484
# *	Li Auto, Inc., ADR	128,166	3,191,333
# *	Li Auto, Inc., Class A	135,900	1,662,903
	Li Ning Co. Ltd.	1,311,000	12,960,106
	Lianhe Chemical Technology Co. Ltd., Class A	65,200	169,642
	Lier Chemical Co. Ltd., Class A	74,940	209,955
*	Lingyi iTech Guangdong Co., Class A	556,018	443,063
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	40,800	169,682
Ω	Longfor Group Holdings Ltd.	2,916,000	9,634,787
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	2,407,790
	Longshine Technology Group Co. Ltd., Class A	89,002	330,255
	Luenmei Quantum Co. Ltd., Class A	120,500	117,395
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,160	77,003
	Luxi Chemical Group Co. Ltd., Class A	305,700	609,019
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,492,651
	Luzhou Laojiao Co. Ltd., Class A	66,129	2,330,708
	Mango Excellent Media Co. Ltd., Class A	179,192	812,002
	Maxscend Microelectronics Co. Ltd., Class A	25,100	499,940
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	272,039
* Ω	Meituan, Class B	1,414,140	31,614,339
	Metallurgical Corp. of China Ltd., Class H	4,641,000	1,049,649
	Midea Group Co. Ltd., Class A	479,784	3,937,393
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	13,700	243,909
	Ming Yang Smart Energy Group Ltd., Class A	120,504	498,687
	Montage Technology Co. Ltd., Class A	27,314	224,883
	Muyuan Foods Co. Ltd., Class A	134,987	999,631
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	344,854
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	99,146	279,658
	Nanjing Yunhai Special Metals Co. Ltd., Class A	60,200	198,550

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,864	$181,286
	NARI Technology Co. Ltd., Class A	191,352	749,848
	NAURA Technology Group Co. Ltd., Class A	10,700	373,505
	NavInfo Co. Ltd., Class A	105,850	188,607
	NetEase, Inc., ADR	193,704	17,164,111
	NetEase, Inc.	159,100	2,822,770
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,710,121
*	New Hope Liuhe Co. Ltd., Class A	159,700	310,405
	Ninestar Corp., Class A	44,351	337,607
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	22,600	99,233
*	Ningbo Joyson Electronic Corp., Class A	126,400	299,927
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	297,069
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	19,771	231,747
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	235,292
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	462,461
	Ningbo Xusheng Group Co. Ltd., Class A	26,000	156,613
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	122,366
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	636,567
# *	NIO, Inc., ADR	368,459	4,447,300
	North Industries Group Red Arrow Co. Ltd., Class A	63,400	215,594
*	Offcn Education Technology Co. Ltd., Class A	80,212	73,118
	Offshore Oil Engineering Co. Ltd., Class A	310,100	306,310
*	OFILM Group Co. Ltd., Class A	159,800	119,541
	Oppein Home Group, Inc., Class A	25,795	481,224
	Orient Overseas International Ltd.	137,500	2,285,640
Ω	Orient Securities Co. Ltd., Class H	1,012,800	598,048
	Ovctek China, Inc., Class A	28,452	156,600
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	363,274
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	600,300	252,008
	People's Insurance Co. Group of China Ltd. , Class H	7,590,000	2,558,776
	Perfect World Co. Ltd., Class A	141,585	295,319
	PetroChina Co. Ltd., Class H	15,548,000	8,317,402
	PharmaBlock Sciences Nanjing, Inc., Class A	3,300	40,951
Ω	Pharmaron Beijing Co. Ltd., Class H	172,950	1,267,709
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	6,770,219
*	Pinduoduo, Inc., ADR	122,979	12,049,482
	Ping An Bank Co. Ltd., Class A	722,500	1,610,434
	Ping An Insurance Group Co. of China Ltd., Class H	3,966,500	30,810,589
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	603,275
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	1,045,521
# Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	3,036,423
	Power Construction Corp. of China Ltd., Class A	583,011	607,364
	Proya Cosmetics Co. Ltd., Class A	21,980	537,894
	Qingdao Haier Biomedical Co. Ltd., Class A	8,024	86,326
# Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,285
	Qingdao Rural Commercial Bank Corp., Class A	691,706	302,525
	Qingdao Sentury Tire Co. Ltd., Class A	43,800	192,199
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	197,196
	Quectel Wireless Solutions Co. Ltd., Class A	13,090	216,708
	Raytron Technology Co. Ltd., Class A	17,317	113,469
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	115,839
*	Risen Energy Co. Ltd., Class A	59,604	301,033
	Riyue Heavy Industry Co. Ltd., Class A	76,100	271,234
	Rockchip Electronics Co. Ltd., Class A	18,100	203,433
	Rongsheng Petrochemical Co. Ltd., Class A	567,694	1,115,983
*	Roshow Technology Co. Ltd., Class A	125,900	166,565
	SAIC Motor Corp. Ltd., Class A	236,045	526,574
	Sailun Group Co. Ltd., Class A	221,600	329,301
	Sanan Optoelectronics Co. Ltd., Class A	114,600	321,199

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sangfor Technologies, Inc., Class A	11,300	$253,406
	Sanquan Food Co. Ltd., Class A	82,800	211,698
	Sany Heavy Industry Co. Ltd., Class A	286,434	745,143
	Satellite Chemical Co. Ltd., Class A	345,661	908,607
	SDIC Power Holdings Co. Ltd., Class A	251,000	392,119
	Sealand Securities Co. Ltd., Class A	328,190	172,387
*	Seazen Holdings Co. Ltd., Class A	173,200	547,754
	SF Holding Co. Ltd., Class A	151,261	1,320,249
	SG Micro Corp., Class A	12,050	318,902
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	2,014,564
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	260,300	606,759
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	259,746
	Shandong Denghai Seeds Co. Ltd., Class A	35,800	110,003
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	106,300	205,933
Ω	Shandong Gold Mining Co. Ltd., Class H	547,250	1,055,414
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	70,200	274,360
	Shandong Hi-speed Co. Ltd., Class A	111,700	98,357
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	700,469
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	425,903
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	488,172
	Shandong Pharmaceutical Glass Co. Ltd., Class A	39,500	169,409
	Shandong Sun Paper Industry JSC Ltd., Class A	230,150	381,311
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,392,800	5,640,122
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	187,777
	Shanghai Baosight Software Co. Ltd., Class A	62,166	461,251
	Shanghai Construction Group Co. Ltd., Class A	770,676	300,281
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	706,889
*	Shanghai Electric Power Co. Ltd., Class A	119,200	178,287
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	350,000	1,128,551
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	135,000	562,726
*	Shanghai International Airport Co. Ltd., Class A	28,100	252,444
	Shanghai International Port Group Co. Ltd., Class A	334,000	264,236
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	44,100	376,584
# * Ω	Shanghai Junshi Biosciences Co. Ltd., Class H	64,000	309,852
	Shanghai Liangxin Electrical Co. Ltd., Class A	50,500	108,578
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	263,340
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	155,791
	Shanghai M&G Stationery, Inc., Class A	45,969	365,951
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,763,195
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	964,257
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	46,522	381,993
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	368,800
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	284,594
	Shanghai Wanye Enterprises Co. Ltd., Class A	56,200	156,429
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	252,259	295,910
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	181,800	341,732
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	547,530	956,818
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	324,730	954,180
	Shanxi Meijin Energy Co. Ltd., Class A	464,717	663,827
	Shanxi Securities Co. Ltd., Class A	216,280	190,013
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	367,155
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	2,403,094
	Shenghe Resources Holding Co. Ltd., Class A	151,600	369,914
	Shengyi Technology Co. Ltd., Class A	162,200	388,757
	Shennan Circuits Co. Ltd., Class A	25,382	287,688
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,064,000	419,103
	Shenzhen Capchem Technology Co. Ltd., Class A	58,240	423,697
	Shenzhen Dynanonic Co. Ltd., Class A	6,440	257,343
	Shenzhen Energy Group Co. Ltd., Class A	235,019	215,698

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	$167,743
	Shenzhen Gas Corp. Ltd., Class A	150,500	160,109
	Shenzhen Inovance Technology Co. Ltd., Class A	92,000	973,484
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	149,022
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	58,040	316,760
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	384,612
	Shenzhen Kinwong Electronic Co. Ltd., Class A	62,764	203,257
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	23,000	198,451
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	2,455,844
*	Shenzhen MTC Co. Ltd., Class A	192,700	112,727
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	626,380	499,159
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	190,733
	Shenzhen SC New Energy Technology Corp., Class A	12,566	230,195
	Shenzhen SED Industry Co. Ltd., Class A	30,800	123,328
	Shenzhen Senior Technology Material Co. Ltd., Class A	75,301	260,758
	Shenzhen Sunlord Electronics Co. Ltd., Class A	92,900	395,567
	Shenzhen Sunway Communication Co. Ltd., Class A	27,400	71,178
	Shenzhen Transsion Holdings Co. Ltd., Class A	45,412	576,316
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	93,271	434,993
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	237,950
	Shenzhou International Group Holdings Ltd.	351,100	4,421,618
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	70,456	303,600
	Shinghwa Advanced Material Group Co. Ltd., Class A	16,300	250,031
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	277,414
*	Sichuan Development Lomon Co. Ltd., Class A	181,500	309,298
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,595,900	761,174
	Sichuan Hexie Shuangma Co. Ltd., Class A	36,500	141,928
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	521,038
*	Sichuan New Energy Power Co. Ltd.	86,800	255,258
	Sichuan Road & Bridge Group Co. Ltd., Class A	398,000	692,090
	Sichuan Swellfun Co. Ltd., Class A	23,700	287,170
	Sichuan Teway Food Group Co. Ltd., Class A	6,000	23,552
	Sichuan Yahua Industrial Group Co. Ltd., Class A	86,900	333,255
	Sieyuan Electric Co. Ltd., Class A	63,100	407,891
	Sino Biopharmaceutical Ltd.	12,922,500	7,519,441
	Sinocare, Inc., Class A	10,000	54,028
	Sinofibers Technology Co. Ltd., Class A	17,400	148,165
	Sinolink Securities Co. Ltd., Class A	232,100	340,057
	Sinoma International Engineering Co., Class A	299,800	406,998
	Sinoma Science & Technology Co. Ltd., Class A	190,294	701,781
	Sinomine Resource Group Co. Ltd., Class A	5,100	68,040
	Sinopharm Group Co. Ltd., Class H	2,426,400	5,947,087
*	Skshu Paint Co. Ltd., Class A	7,648	140,634
	Skyworth Digital Co. Ltd., Class A	76,793	174,041
# Ω	Smoore International Holdings Ltd.	2,445,000	3,685,756
	Songcheng Performance Development Co. Ltd., Class A	85,200	183,920
	SooChow Securities Co. Ltd., Class A	334,850	353,069
	Southwest Securities Co. Ltd., Class A	707,636	419,285
*	Spring Airlines Co. Ltd., Class A	48,500	433,816
	State Grid Information & Communication Co. Ltd., Class A	75,800	190,540
*	STO Express Co. Ltd., Class A	94,000	145,807
	Sunflower Pharmaceutical Group Co. Ltd., Class A	21,500	80,877
	Sungrow Power Supply Co. Ltd., Class A	31,600	611,816
	Sunny Optical Technology Group Co. Ltd.	719,500	9,711,191
	Sunresin New Materials Co. Ltd., Class A	16,350	211,969
	Sunwoda Electronic Co. Ltd., Class A	74,600	261,226
	Suofeiya Home Collection Co. Ltd., Class A	27,570	85,766
	Suplet Power Co. Ltd., Class A	26,600	157,289
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	647,673

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,476	$228,976
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	31,900	301,079
	Taiji Computer Corp. Ltd., Class A	7,000	38,409
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	414,222
	TangShan Port Group Co. Ltd., Class A	531,500	224,502
	TBEA Co. Ltd., Class A	217,400	687,878
	TCL Technology Group Corp., Class A	917,180	572,019
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	112,100	707,022
	Tencent Holdings Ltd.	3,556,400	173,299,494
*	Tencent Music Entertainment Group, ADR	730,433	6,128,333
	Thunder Software Technology Co. Ltd., Class A	13,300	217,124
	Tian Di Science & Technology Co. Ltd., Class A	466,820	369,362
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	28,400	148,918
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	193,100	178,906
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	30,300	144,383
	Tianma Microelectronics Co. Ltd., Class A	161,455	225,942
	Tianshan Aluminum Group Co. Ltd., Class A	216,300	289,650
	Tianshui Huatian Technology Co. Ltd., Class A	305,000	404,246
*	Tibet Summit Resources Co. Ltd., Class A	86,100	309,614
	Tingyi Cayman Islands Holding Corp.	2,448,000	4,072,523
	Titan Wind Energy Suzhou Co. Ltd., Class A	124,100	300,589
	Tofflon Science & Technology Group Co. Ltd., Class A	65,800	267,972
	Toly Bread Co. Ltd., Class A	151,865	376,766
*	TongFu Microelectronics Co. Ltd., Class A	167,000	455,360
	Tongkun Group Co. Ltd., Class A	157,809	367,886
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	524,764
	Tongwei Co. Ltd., Class A	209,300	1,312,837
*	Topchoice Medical Corp., Class A	13,300	320,874
Ω	Topsports International Holdings Ltd.	796,000	750,041
	Transfar Zhilian Co. Ltd., Class A	287,626	257,744
	TravelSky Technology Ltd., Class H	183,000	380,375
	Trina Solar Co. Ltd., Class A	26,178	278,027
*	Trip.com Group Ltd., ADR	329,607	12,116,353
*	Trip.com Group Ltd.	99,700	3,667,506
	Tsingtao Brewery Co. Ltd., Class H	370,000	3,572,289
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	705,931
	Unisplendour Corp. Ltd., Class A	164,160	560,772
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	275,949
	Valiant Co. Ltd., Class A	56,000	145,931
*	Vipshop Holdings Ltd., ADR	720,998	11,153,839
	Walvax Biotechnology Co. Ltd., Class A	27,700	164,414
	Wanhua Chemical Group Co. Ltd., Class A	203,200	2,915,298
	Want Want China Holdings Ltd.	6,370,000	4,148,781
	Wanxiang Qianchao Co. Ltd., Class A	189,000	147,363
	Weichai Power Co. Ltd., Class H	2,550,800	3,851,929
	Weifu High-Technology Group Co. Ltd., Class A	52,714	145,870
	Weihai Guangwei Composites Co. Ltd., Class A	20,829	222,923
	Wens Foodstuffs Group Co. Ltd., Class A	164,980	492,831
	Western Securities Co. Ltd., Class A	471,900	465,000
	Western Superconducting Technologies Co. Ltd., Class A	14,442	210,851
	Wharf Holdings Ltd.	995,000	2,592,107
	Will Semiconductor Co. Ltd., Class A	41,921	587,997
	Wingtech Technology Co. Ltd., Class A	47,900	417,031
	Winner Medical Co. Ltd., Class A	5,100	54,399
	Winning Health Technology Group Co. Ltd., Class A	166,200	267,213
	Wolong Electric Group Co. Ltd., Class A	143,200	288,660
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	447,334
	Wuhan DR Laser Technology Corp. Ltd., Class A	3,460	72,915
	Wuhan Guide Infrared Co. Ltd., Class A	106,841	186,793

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhu Token Science Co. Ltd., Class A	200,630	$195,413
	Wuliangye Yibin Co. Ltd., Class A	174,006	5,414,487
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	301,057
Ω	WuXi AppTec Co. Ltd., Class H	162,260	2,108,411
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	10,951,550
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	17,680	121,549
	Wuxi NCE Power Co. Ltd., Class A	14,040	184,657
	Wuxi Shangji Automation Co. Ltd., Class A	27,080	460,166
	XCMG Construction Machinery Co. Ltd., Class A	472,203	407,735
	Xiamen C & D, Inc., Class A	153,900	303,022
	Xiamen Faratronic Co. Ltd., Class A	12,100	322,171
	Xiamen ITG Group Corp. Ltd., Class A	163,430	188,716
	Xiamen Tungsten Co. Ltd., Class A	107,480	353,997
	Xiamen Xiangyu Co. Ltd., Class A	213,900	348,922
	Xi'an Triangle Defense Co. Ltd., Class A	32,400	187,539
	Xianhe Co. Ltd., Class A	39,900	189,167
* Ω	Xiaomi Corp., Class B	11,267,400	18,639,084
	Xinfengming Group Co. Ltd., Class A	153,500	284,122
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	921,559	941,545
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	122,109
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	216,200	245,800
	Xinxiang Richful Lube Additive Co. Ltd., Class A	5,500	105,739
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	139,231
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	105,900	197,983
	Xinyi Solar Holdings Ltd.	6,479,103	8,429,073
	Xuji Electric Co. Ltd., Class A	90,600	302,859
Ω	Yadea Group Holdings Ltd.	526,000	1,199,205
	Yangling Metron New Material, Inc., Class A	27,640	222,726
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	442,321
	Yankuang Energy Group Co. Ltd., Class H	1,754,000	5,640,951
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	37,773
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,455	271,673
	Yealink Network Technology Corp. Ltd., Class A	41,840	379,466
	Yifeng Pharmacy Chain Co. Ltd., Class A	36,334	305,824
	Yintai Gold Co. Ltd., Class A	195,817	362,838
	Yixintang Pharmaceutical Group Co. Ltd., Class A	44,500	200,765
	YongXing Special Materials Technology Co. Ltd., Class A	17,100	288,690
	Yonyou Network Technology Co. Ltd., Class A	83,500	304,145
	Youngor Group Co. Ltd., Class A	340,604	326,705
*	Youngy Co. Ltd., Class A	10,200	172,823
	YTO Express Group Co. Ltd., Class A	174,400	542,990
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	203,984
	Yum China Holdings, Inc.	312,758	19,269,020
	Yunda Holding Co. Ltd., Class A	227,590	499,262
	Yunnan Aluminium Co. Ltd., Class A	373,200	747,798
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	466,322
	Yunnan Copper Co. Ltd., Class A	308,200	603,778
	Yunnan Energy New Material Co. Ltd., Class A	30,462	707,376
	Yunnan Tin Co. Ltd., Class A	202,000	456,629
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	1,155,733
	Zhefu Holding Group Co. Ltd., Class A	607,423	371,083
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	270,228
	Zhejiang Cfmoto Power Co. Ltd., Class A	1,200	21,964
	Zhejiang China Commodities City Group Co. Ltd., Class A	538,079	407,227
	Zhejiang Chint Electrics Co. Ltd., Class A	125,484	599,634
	Zhejiang Crystal-Optech Co. Ltd., Class A	92,800	174,619
	Zhejiang Dahua Technology Co. Ltd., Class A	239,713	450,674
	Zhejiang Dingli Machinery Co. Ltd., Class A	46,470	376,419
	Zhejiang Hailiang Co. Ltd., Class A	143,800	266,076

The Emerging Markets Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang HangKe Technology, Inc.Co., Class A	17,887	$134,092
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	59,640	189,500
	Zhejiang Huayou Cobalt Co. Ltd., Class A	42,881	419,603
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	552,319
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	203,754
	Zhejiang Juhua Co. Ltd., Class A	126,000	309,646
	Zhejiang Longsheng Group Co. Ltd., Class A	316,700	471,577
*	Zhejiang Narada Power Source Co. Ltd., Class A	56,700	199,791
	Zhejiang NHU Co. Ltd., Class A	264,988	765,446
	Zhejiang Supor Co. Ltd., Class A	47,603	364,803
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	104,103	300,421
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	211,957
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	19,300	161,360
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	177,154	431,421
	Zhejiang Yongtai Technology Co. Ltd., Class A	60,300	218,648
	Zheshang Securities Co. Ltd., Class A	270,063	426,963
	Zhongji Innolight Co. Ltd., Class A	55,527	239,986
	Zhongjin Gold Corp. Ltd., Class A	428,700	549,842
	Zhongsheng Group Holdings Ltd.	1,088,500	6,158,936
	Zhuzhou CRRC Times Electric Co. Ltd.	588,600	3,135,676
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	42,700	302,727
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	485,897
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	379,560	408,346
	Zijin Mining Group Co. Ltd., Class H	5,099,000	8,434,005
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,859,600	1,034,464
	ZTE Corp., Class H	1,020,685	2,464,982
	ZTO Express Cayman, Inc., ADR	290,097	8,270,665
	ZTO Express Cayman, Inc.	8,950	254,812
TOTAL CHINA			1,378,356,488
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	1,290,635	56,861
	Banco de Bogota SA	23,788	180,460
	Bancolombia SA, Sponsored ADR	39,205	1,185,951
	Bancolombia SA	108,694	977,520
	Ecopetrol SA	2,140,333	1,223,501
	Grupo Argos SA	352,289	706,612
	Grupo Energia Bogota SA ESP	442,522	148,802
	Interconexion Electrica SA ESP	148,848	606,994
TOTAL COLOMBIA			5,086,701
CZECH REPUBLIC — (0.2%)
	CEZ AS	106,811	4,338,892
	Komercni Banka AS	71,546	2,414,777
Ω	Moneta Money Bank AS	450,001	1,661,307
TOTAL CZECH REPUBLIC			8,414,976
EGYPT — (0.1%)
	Commercial International Bank Egypt SAE,GDR	1,268,802	2,057,690
GREECE — (0.4%)
*	Alpha Services & Holdings SA	1,298,257	1,768,855
*	Eurobank Ergasias Services & Holdings SA, Class A	1,373,666	1,863,887
* ††	FF Group	12,618	0
	Hellenic Energy Holdings SA	63,899	539,423
	Hellenic Telecommunications Organization SA	136,397	2,150,195
	JUMBO SA	96,587	1,734,480
	Motor Oil Hellas Corinth Refineries SA	88,858	2,171,493

The Emerging Markets Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Mytilineos SA	67,692	$1,751,197
*	National Bank of Greece SA	286,179	1,360,687
	OPAP SA	113,020	1,697,068
*	Piraeus Financial Holdings SA	215,062	445,410
*	Public Power Corp. SA	74,534	593,797
	Terna Energy SA	52,871	1,152,608
TOTAL GREECE			17,229,100
HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	832,401	6,220,642
	OTP Bank Nyrt	98,803	2,977,081
	Richter Gedeon Nyrt	86,739	1,958,688
TOTAL HUNGARY			11,156,411
INDIA — (14.9%)
	Aarti Industries Ltd.	231,928	1,531,857
*	Aarti Pharmalabs Ltd.	57,982	193,807
	ABB India Ltd.	42,105	1,470,716
	ACC Ltd.	82,171	1,985,333
	Adani Enterprises Ltd.	123,531	4,465,892
*	Adani Green Energy Ltd.	89,876	1,348,790
	Adani Ports & Special Economic Zone Ltd.	377,815	2,840,928
*	Adani Power Ltd.	716,345	1,966,903
	Adani Total Gas Ltd.	110,330	2,850,267
*	Adani Transmission Ltd.	188,230	4,064,381
*	Aditya Birla Capital Ltd.	494,383	855,743
	Alkem Laboratories Ltd.	25,214	929,746
	Ambuja Cements Ltd.	527,875	2,608,034
	APL Apollo Tubes Ltd.	18,784	265,235
	Apollo Hospitals Enterprise Ltd.	77,348	4,049,770
	Ashok Leyland Ltd.	1,078,208	1,976,574
	Asian Paints Ltd.	220,693	7,381,142
	Astral Ltd.	101,565	2,563,230
	Atul Ltd.	2,391	209,295
Ω	AU Small Finance Bank Ltd.	166,635	1,269,606
	Aurobindo Pharma Ltd.	292,903	1,467,513
* Ω	Avenue Supermarts Ltd.	53,575	2,306,651
	Axis Bank Ltd.	1,326,166	14,174,512
	Bajaj Auto Ltd.	60,754	2,848,204
	Bajaj Finance Ltd.	131,798	9,523,587
	Bajaj Finserv Ltd.	159,010	2,622,991
	Bajaj Holdings & Investment Ltd.	39,612	2,855,959
	Balkrishna Industries Ltd.	110,491	3,007,238
* Ω	Bandhan Bank Ltd.	603,569	1,810,545
	Bank of Baroda	970,898	2,010,278
	Bank of India	120,198	123,328
	Berger Paints India Ltd.	194,217	1,314,934
	Bharat Electronics Ltd.	4,884,542	5,704,313
	Bharat Forge Ltd.	271,888	2,920,641
	Bharat Petroleum Corp. Ltd.	416,189	1,749,618
	Bharti Airtel Ltd.	1,469,776	13,861,858
	Biocon Ltd.	396,886	1,146,429
	Bosch Ltd.	4,746	995,492
	Britannia Industries Ltd.	54,714	2,896,615
	Canara Bank	364,746	1,363,591

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CG Power & Industrial Solutions Ltd.	279,481	$1,033,255
	Cholamandalam Investment & Finance Co. Ltd.	510,483	4,437,356
	Cipla Ltd.	490,971	6,132,646
	Coal India Ltd.	649,232	1,791,299
	Colgate-Palmolive India Ltd.	122,914	2,191,403
	Container Corp. of India Ltd.	293,158	2,266,923
	Coromandel International Ltd.	60,562	664,599
	Cummins India Ltd.	81,546	1,434,582
	Dabur India Ltd.	338,762	2,305,816
	Dalmia Bharat Ltd.	44,184	954,751
	Deepak Nitrite Ltd.	86,786	1,997,250
	Divi's Laboratories Ltd.	72,911	2,969,463
	Dixon Technologies India Ltd.	2,979	97,989
	DLF Ltd.	478,113	2,089,077
	Dr Reddy's Laboratories Ltd., ADR	102,286	5,502,987
	Dr Reddy's Laboratories Ltd.	32,476	1,728,645
	Eicher Motors Ltd.	86,505	3,472,499
	Federal Bank Ltd.	142,671	235,513
	GAIL India Ltd.	2,656,382	3,109,687
	GAIL India Ltd., GDR	153,552	1,078,241
	GlaxoSmithKline Pharmaceuticals Ltd.	32,553	495,986
*	Godrej Consumer Products Ltd.	229,531	2,570,789
*	Godrej Properties Ltd.	90,173	1,309,656
	Grasim Industries Ltd.	235,894	4,597,757
	Gujarat Fluorochemicals Ltd.	13,111	444,689
	Gujarat Gas Ltd.	139,066	778,610
	Havells India Ltd.	137,674	1,997,292
	HCL Technologies Ltd.	649,423	8,966,057
Ω	HDFC Asset Management Co. Ltd.	57,914	1,347,001
	HDFC Bank Ltd.	1,512,827	29,813,063
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,144,782
	Hero MotoCorp Ltd.	151,940	5,149,765
	Hindalco Industries Ltd.	2,190,616	12,660,938
	Hindustan Aeronautics Ltd.	73,506	2,308,174
	Hindustan Petroleum Corp. Ltd.	547,972	1,598,600
	Hindustan Unilever Ltd.	440,646	13,902,009
	Honeywell Automation India Ltd.	1,476	711,632
	Housing Development Finance Corp. Ltd.	698,934	22,550,980
	ICICI Bank Ltd., Sponsored ADR	649,989	13,539,260
	ICICI Bank Ltd.	1,390,129	14,275,639
Ω	ICICI Lombard General Insurance Co. Ltd.	157,840	2,195,732
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,008,043
*	IDFC First Bank Ltd.	3,037,968	2,177,780
	Indian Bank	63,224	237,010
	Indian Hotels Co. Ltd.	484,337	1,793,112
	Indian Oil Corp. Ltd.	1,227,595	1,230,244
*	Indian Overseas Bank	1,569,149	550,616
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,299,082
Ω	Indian Railway Finance Corp. Ltd.	1,082,517	439,841
	Indraprastha Gas Ltd.	248,390	1,297,865
	Indus Towers Ltd.	1,085,308	2,033,959
	IndusInd Bank Ltd.	317,938	4,227,723
	Info Edge India Ltd.	53,431	2,416,570
	Infosys Ltd., Sponsored ADR	429,715	8,078,642
	Infosys Ltd.	1,779,532	33,523,467
* Ω	InterGlobe Aviation Ltd.	44,288	1,150,242
	Ipca Laboratories Ltd.	58,404	608,657
	ITC Ltd.	1,903,270	8,219,620
	Jindal Steel & Power Ltd.	801,679	5,764,906

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JSW Energy Ltd.	334,893	$977,344
	JSW Steel Ltd.	1,184,282	10,447,996
	Jubilant Foodworks Ltd.	480,298	2,882,868
	Kansai Nerolac Paints Ltd.	97,971	506,526
	Kotak Mahindra Bank Ltd.	406,367	8,647,619
Ω	L&T Technology Services Ltd.	25,917	1,062,242
	Larsen & Toubro Ltd.	390,209	10,141,580
Ω	Laurus Labs Ltd.	243,160	985,072
	Linde India Ltd.	3,040	123,745
Ω	LTIMindtree Ltd.	60,639	3,257,912
	Lupin Ltd.	226,834	2,047,734
	Mahindra & Mahindra Financial Services Ltd.	105,726	301,557
	Mahindra & Mahindra Ltd.	905,189	15,281,503
	Marico Ltd.	535,354	3,265,475
	Maruti Suzuki India Ltd.	41,842	4,563,678
*	Max Financial Services Ltd.	76,570	781,135
*	Max Healthcare Institute Ltd.	223,862	1,220,051
	Motherson Sumi Wiring India Ltd.	1,855,705	1,175,404
	Mphasis Ltd.	110,209	2,812,325
	MRF Ltd.	2,139	2,383,192
	Muthoot Finance Ltd.	242,710	3,117,402
	Nestle India Ltd.	20,232	4,709,990
	NHPC Ltd.	1,327,907	715,815
	NMDC Ltd.	1,251,805	1,901,280
††	Nmdc Steel Ltd.	1,251,805	441,187
	NTPC Ltd.	1,541,570	3,223,112
	Oberoi Realty Ltd.	101,713	1,021,872
	Oil & Natural Gas Corp. Ltd.	877,424	1,563,445
	Oil India Ltd.	1	3
	Oracle Financial Services Software Ltd.	32,810	1,224,560
	Page Industries Ltd.	7,482	3,676,976
	Persistent Systems Ltd.	53,578	3,083,926
	Petronet LNG Ltd.	1,564,099	4,175,062
	PI Industries Ltd.	68,216	2,520,674
	Pidilite Industries Ltd.	83,120	2,322,405
*	Piramal Pharma Ltd.	470,376	602,316
	Polycab India Ltd.	32,740	1,176,065
	Power Finance Corp. Ltd.	2,196,312	3,821,615
	Power Grid Corp. of India Ltd.	1,428,971	3,815,755
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	1,776,507
	Punjab National Bank	1,966,565	1,297,163
	REC Ltd.	1,685,443	2,515,064
	Relaxo Footwears Ltd.	18,573	187,663
	Reliance Industries Ltd.	1,374,995	39,712,193
	Samvardhana Motherson International Ltd.	1,988,257	1,838,305
	SBI Cards & Payment Services Ltd.	110,720	982,740
Ω	SBI Life Insurance Co. Ltd.	140,554	2,099,047
	Schaeffler India Ltd.	19,777	652,485
	Shree Cement Ltd.	5,296	1,538,012
	Shriram Finance Ltd.	254,074	4,018,776
	Siemens Ltd.	25,712	928,436
	Solar Industries India Ltd.	13,045	639,302
	SRF Ltd.	145,407	3,893,970
	State Bank of India	933,814	6,381,090
	State Bank of India, GDR	3,115	211,820
	Steel Authority of India Ltd.	2,218,861	2,475,264
	Sun Pharmaceutical Industries Ltd.	573,982	7,285,348
	Sundaram Finance Holdings Ltd.	40,687	44,269
	Sundaram Finance Ltd.	964	26,718

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Supreme Industries Ltd.	16,517	$509,617
	Tata Chemicals Ltd.	90,622	1,084,010
	Tata Communications Ltd.	108,655	1,647,338
	Tata Consultancy Services Ltd.	551,248	22,750,664
	Tata Consumer Products Ltd.	544,677	4,866,898
	Tata Elxsi Ltd.	32,921	2,683,599
*	Tata Motors Ltd.	2,190,397	12,182,371
	Tata Power Co. Ltd.	876,822	2,291,554
	Tata Steel Ltd.	11,675,250	17,180,244
	Tech Mahindra Ltd.	590,572	7,382,176
	Thermax Ltd.	1,412	33,188
	Titan Co. Ltd.	181,344	5,302,256
	Torrent Pharmaceuticals Ltd.	146,574	2,731,926
	Trent Ltd.	121,514	1,791,530
	Tube Investments of India Ltd.	57,757	1,842,559
	TVS Motor Co. Ltd.	213,326	2,720,611
	UltraTech Cement Ltd.	66,806	5,797,029
	Union Bank of India Ltd.	739,695	716,385
	United Breweries Ltd.	45,973	896,242
*	United Spirits Ltd.	259,011	2,441,783
	UNO Minda Ltd.	96,341	575,982
	UPL Ltd.	1,035,734	9,601,979
	Varun Beverages Ltd.	187,056	2,635,569
	Vedanta Ltd.	1,321,724	5,405,371
*	Vodafone Idea Ltd.	7,119,524	623,932
	Voltas Ltd.	162,390	1,595,240
	Wipro Ltd.	857,062	4,195,738
	Zee Entertainment Enterprises Ltd.	7,924	22,039
	Zydus Lifesciences Ltd.	310,331	1,632,751
TOTAL INDIA			703,064,488
INDONESIA — (1.9%)
	Adaro Energy Indonesia Tbk PT	26,638,800	5,278,352
*	Allo Bank Indonesia Tbk PT	285,800	33,924
	Aneka Tambang Tbk PT	6,078,600	941,873
	Astra International Tbk PT	16,277,210	6,539,399
	Bank Central Asia Tbk PT	24,137,600	13,698,304
*	Bank Jago Tbk PT	1,898,900	408,856
	Bank Mandiri Persero Tbk PT	10,486,334	6,987,422
	Bank Negara Indonesia Persero Tbk PT	5,902,722	3,618,314
	Bank Pan Indonesia Tbk PT	558,900	58,935
	Bank Rakyat Indonesia Persero Tbk PT	31,428,776	9,638,194
	Bank Syariah Indonesia Tbk PT	5,884,623	525,390
	Barito Pacific Tbk PT	14,033,596	773,896
	Bukit Asam Tbk PT	7,340,300	1,668,782
*	Bumi Resources Tbk PT	40,759,600	416,483
*	Capital Financial Indonesia Tbk PT	3,491,300	170,011
	Charoen Pokphand Indonesia Tbk PT	4,930,800	1,918,217
	Elang Mahkota Teknologi Tbk PT	8,468,400	613,467
	Gudang Garam Tbk PT	458,300	703,456
	Indah Kiat Pulp & Paper Tbk PT	3,417,500	1,904,469
	Indo Tambangraya Megah Tbk PT	699,900	1,693,114
	Indocement Tunggal Prakarsa Tbk PT	1,530,800	1,023,852
	Indofood CBP Sukses Makmur Tbk PT	1,193,300	804,625
	Indofood Sukses Makmur Tbk PT	5,902,700	2,652,671
	Indosat Tbk PT	968,600	395,081
	Kalbe Farma Tbk PT	15,646,700	2,154,229
	Mayora Indah Tbk PT	2,611,225	413,327
*	Merdeka Copper Gold Tbk PT	3,606,495	1,142,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Mitra Keluarga Karyasehat Tbk PT	4,337,300	$865,863
*	MNC Digital Entertainment Tbk PT	169,100	51,125
	Perusahaan Gas Negara Tbk PT	9,214,200	953,772
	Sarana Menara Nusantara Tbk PT	22,264,500	1,667,519
	Semen Indonesia Persero Tbk PT	4,306,129	2,133,112
	Sinar Mas Agro Resources & Technology Tbk PT	1,019,900	350,622
	Sumber Alfaria Trijaya Tbk PT	10,728,700	2,028,071
	Telkom Indonesia Persero Tbk PT	22,978,700	5,938,445
	Tower Bersama Infrastructure Tbk PT	2,421,400	339,846
	Transcoal Pacific Tbk PT	870,200	487,537
	Unilever Indonesia Tbk PT	4,594,500	1,430,183
	United Tractors Tbk PT	3,132,496	5,142,795
*	Vale Indonesia Tbk PT	2,498,500	1,245,981
	XL Axiata Tbk PT	8,075,839	1,243,819
TOTAL INDONESIA			90,055,511
KUWAIT — (0.0%)
	Boubyan Bank KSCP	12,325	31,656
	Kuwait Finance House KSCP	42,910	117,519
	National Bank of Kuwait SAKP	12,655	45,479
TOTAL KUWAIT			194,654
MALAYSIA — (1.7%)
	Alliance Bank Malaysia Bhd	754,000	635,474
	AMMB Holdings Bhd	2,079,659	1,993,248
	Axiata Group Bhd	1,981,532	1,411,722
	Batu Kawan Bhd	120,100	642,666
#	BIMB Holdings Bhd	844,655	485,279
	Bursa Malaysia Bhd	349,100	549,411
#	Carlsberg Brewery Malaysia Bhd, Class B	142,900	789,644
	CIMB Group Holdings Bhd	2,948,870	3,982,899
	D&O Green Technologies Bhd	461,100	515,105
	Dialog Group Bhd	2,206,018	1,349,046
	DiGi.Com Bhd	1,985,320	1,963,480
	FGV Holdings Bhd	168,700	53,032
	Fraser & Neave Holdings Bhd	135,400	788,876
	Gamuda Bhd	2,068,727	1,904,661
	Genting Bhd	1,808,100	2,104,354
	Genting Malaysia Bhd	2,150,900	1,436,051
	Genting Plantations Bhd	294,500	419,437
*	Greatech Technology Bhd	10,600	12,822
	HAP Seng Consolidated Bhd	744,200	1,292,373
	Hartalega Holdings Bhd	3,107,000	1,176,825
#	Heineken Malaysia Bhd	142,000	933,217
	Hong Leong Bank Bhd	259,166	1,248,501
	Hong Leong Financial Group Bhd	274,783	1,192,381
	IHH Healthcare Bhd	744,900	1,035,658
	IJM Corp. Bhd	1,900,700	696,249
	Inari Amertron Bhd	2,621,400	1,606,638
	IOI Corp. Bhd	1,534,905	1,377,297
	IOI Properties Group Bhd	1,450,429	374,478
	Kuala Lumpur Kepong Bhd	392,146	1,972,777
	Malayan Banking Bhd	2,464,719	5,055,109
*	Malaysia Airports Holdings Bhd	574,941	953,063
	Malaysian Pacific Industries Bhd	77,600	610,393
#	Maxis Bhd	1,355,100	1,260,564
	MISC Bhd	629,598	1,081,380
Ω	MR DIY Group M Bhd	526,850	235,330

The Emerging Markets Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	My EG Services Bhd	5,751,538	$1,232,407
	Nestle Malaysia Bhd	43,200	1,369,494
#	Petronas Chemicals Group Bhd	1,202,900	2,360,618
	Petronas Dagangan Bhd	165,700	847,286
	Petronas Gas Bhd	360,800	1,424,104
	PPB Group Bhd	495,880	2,047,706
	Press Metal Aluminium Holdings Bhd	1,958,700	2,389,148
	Public Bank Bhd	8,022,870	7,986,107
	QL Resources Bhd	932,285	1,282,777
	RHB Bank Bhd	1,681,678	2,270,218
	Scientex Bhd	251,200	208,269
	Sime Darby Bhd	4,048,561	2,198,627
	Sime Darby Plantation Bhd	1,349,221	1,371,793
	Sunway Bhd	2,164,182	818,459
	Telekom Malaysia Bhd	517,329	634,622
	Tenaga Nasional Bhd	985,950	2,178,756
	TIME dotCom Bhd	1,084,700	1,339,008
#	Top Glove Corp. Bhd	5,149,500	1,006,365
#	United Plantations Bhd	124,500	452,818
	ViTrox Corp. Bhd	248,800	459,833
	Westports Holdings Bhd	732,200	648,408
	Yinson Holdings Bhd	1,557,840	983,421
	YTL Corp. Bhd	6,697,612	889,232
TOTAL MALAYSIA			79,538,916
MEXICO — (2.4%)
	Alfa SAB de CV, Class A	6,288,589	4,551,842
	America Movil SAB de CV	16,406,002	17,128,701
	Arca Continental SAB de CV	344,314	3,037,124
	Becle SAB de CV	199,974	484,683
*	Cemex SAB de CV	11,428,443	6,081,251
*	Cemex SAB de CV, Sponsored ADR	27,210	145,301
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,923	298,854
	Coca-Cola Femsa SAB de CV	415,925	3,164,524
	El Puerto de Liverpool SAB de CV, Class C1	158,233	1,003,572
	Fomento Economico Mexicano SAB de CV	748,304	6,551,758
	Gruma SAB de CV, Class B	252,563	3,663,072
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,588	1,309,461
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,297	3,742,648
	Grupo Aeroportuario del Sureste SAB de CV, ADR	10,751	2,924,272
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	81,017
#	Grupo Bimbo SAB de CV, Class A	736,154	3,654,870
	Grupo Carso SAB de CV	427,581	2,145,796
#	Grupo Elektra SAB de CV	38,882	2,131,123
	Grupo Financiero Banorte SAB de CV, Class O	1,935,066	16,030,923
# *	Grupo Financiero Inbursa SAB de CV, Class O	1,993,100	4,299,393
	Grupo Mexico SAB de CV, Class B	2,030,191	9,029,420
# *	Industrias Penoles SAB de CV	183,600	2,595,390
	Kimberly-Clark de Mexico SAB de CV, Class A	1,548,097	2,947,308
	Orbia Advance Corp. SAB de CV	2,169,379	4,322,514
	Organizacion Soriana SAB de CV, Class B	368,700	598,167
# *	Sitios Latinoamerica SAB de CV	873,129	402,009
	Wal-Mart de Mexico SAB de CV	2,505,757	9,787,230
TOTAL MEXICO			112,112,223
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	89,249
#	Cia de Minas Buenaventura SAA, ADR	53,274	430,986

The Emerging Markets Series
CONTINUED
		Shares	Value»
PERU — (Continued)
	Credicorp Ltd.	34,826	$4,677,132
TOTAL PERU			5,197,367
PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	820,811
	Aboitiz Power Corp.	1,315,100	872,892
	ACEN Corp.	3,253,506	418,544
	Ayala Corp.	111,872	1,454,877
	Ayala Land, Inc.	2,940,018	1,585,734
	Bank of the Philippine Islands	1,458,742	2,808,815
	BDO Unibank, Inc.	1,864,754	4,205,832
*	Converge Information & Communications Technology Solutions, Inc.	95,300	30,616
	DMCI Holdings, Inc.	858,800	173,387
*	Emperador, Inc.	1,290,100	484,364
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	21,677	803,830
	International Container Terminal Services, Inc.	610,640	2,321,372
	JG Summit Holdings, Inc.	2,389,619	2,350,431
	Jollibee Foods Corp.	289,280	1,262,183
	Manila Electric Co.	109,980	565,814
	Metro Pacific Investments Corp.	2,759,700	204,312
	Metropolitan Bank & Trust Co.	2,772,648	2,913,062
	PLDT, Inc., Sponsored ADR	9,088	232,653
	PLDT, Inc.	86,285	2,138,404
	San Miguel Corp.	1,213,110	2,221,019
	San Miguel Food & Beverage, Inc.	85,800	72,622
	Semirara Mining & Power Corp.	448,000	263,328
	SM Investments Corp.	102,383	1,731,317
	SM Prime Holdings, Inc.	4,214,410	2,855,594
	Union Bank of the Philippines	9,477	16,790
	Universal Robina Corp.	587,130	1,483,201
	Wilcon Depot, Inc.	257,700	150,953
TOTAL PHILIPPINES			34,442,757
POLAND — (0.7%)
* Ω	Allegro.eu SA	105,206	732,291
	Asseco Poland SA	45,345	798,015
	Bank Handlowy w Warszawie SA	20,625	385,967
*	Bank Millennium SA	172,491	205,327
	Bank Polska Kasa Opieki SA	91,994	1,965,843
	Budimex SA	5,409	347,868
#	CD Projekt SA	34,129	1,101,302
	Cyfrowy Polsat SA	274,891	1,167,243
* Ω	Dino Polska SA	30,321	2,746,921
	Grupa Kety SA	916	105,737
	ING Bank Slaski SA	21,579	861,531
	Inter Cars SA	538	56,437
*	Jastrzebska Spolka Weglowa SA	24,609	384,253
	KGHM Polska Miedz SA	94,182	3,079,101
	KRUK SA	4,331	351,911
	LPP SA	737	1,726,342
*	mBank SA	14,717	1,084,981
	Orange Polska SA	653,211	1,054,533
* Ω	Pepco Group NV	10,771	104,462
*	PGE Polska Grupa Energetyczna SA	642,822	1,113,104
	Polski Koncern Naftowy Orlen SA	537,177	8,068,194
	Powszechna Kasa Oszczednosci Bank Polski SA	357,644	2,667,489
	Powszechny Zaklad Ubezpieczen SA	323,904	2,753,178

The Emerging Markets Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Santander Bank Polska SA	18,161	$1,207,410
TOTAL POLAND			34,069,440
QATAR — (0.8%)
	Barwa Real Estate Co.	193,431	151,298
	Commercial Bank PSQC	1,098,896	1,816,645
	Industries Qatar QSC	800,630	3,101,959
	Masraf Al Rayan QSC	4,010,504	3,019,606
	Mesaieed Petrochemical Holding Co.	3,448,812	2,045,960
	Ooredoo QPSC	1,353,316	3,325,299
	Qatar Electricity & Water Co. QSC	382,308	1,868,833
	Qatar Fuel QSC	331,230	1,627,723
	Qatar Gas Transport Co. Ltd.	3,740,749	3,915,182
	Qatar International Islamic Bank QSC	559,434	1,589,158
	Qatar Islamic Bank SAQ	661,998	3,583,769
	Qatar National Bank QPSC	2,678,365	13,276,636
	Qatar Navigation QSC	12,068	31,585
TOTAL QATAR			39,353,653
RUSSIA — (0.0%)
* ††	Gazprom PJSC,Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC,ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC,GDR	15,415	0
* ††	Novolipetsk Steel PJSC,GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC,GDR	90,265	0
* ††	Polyus PJSC,GDR	20,177	0
* ††	Rosneft Oil Co. PJSC,GDR	275,526	0
* ††	Rostelecom PJSC,Sponsored ADR	88,099	0
* ††	RusHydro PJSC,ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO,GDR	67,875	0
* ††	Tatneft PJSC,Sponsored ADR	122,269	0
* ††	VK Co. Ltd., GDR	9,666	0
* ††	VTB Bank PJSC,GDR	1,705,908	0
* ††	X5 Retail Group NV, GDR	81,764	0
SAUDI ARABIA — (3.7%)
	Abdullah Al Othaim Markets Co.	53,471	1,504,213
	ACWA Power Co.	7,673	311,502
	Advanced Petrochemical Co.	123,833	1,561,739
*	Al Rajhi Bank	1,034,714	22,713,260
	Alinma Bank	765,866	6,747,304
	Almarai Co. JSC	156,279	2,316,029
	Arab National Bank	505,332	3,735,918
	Arabian Centres Co. Ltd.	97,202	520,379
	Arabian Internet & Communications Services Co.	9,014	610,374
*	Bank AlBilad	351,153	4,216,827
	Bank Al-Jazira	473,561	2,458,239
	Banque Saudi Fransi	482,012	5,270,733
	Bupa Arabia for Cooperative Insurance Co.	58,283	2,431,567
*	Dar Al Arkan Real Estate Development Co.	584,678	1,956,782
	Dr Sulaiman Al Habib Medical Services Group Co.	40,198	2,512,493
*	Emaar Economic City	18,540	40,578
	Etihad Etisalat Co.	825,705	7,800,601

The Emerging Markets Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Jarir Marketing Co.	72,474	$2,913,057
*	Mobile Telecommunications Co. Saudi Arabia	664,405	1,859,324
	Mouwasat Medical Services Co.	52,804	2,907,068
*	Rabigh Refining & Petrochemical Co.	642,224	1,922,262
	Riyad Bank	967,941	7,983,957
	SABIC Agri-Nutrients Co.	153,306	5,620,987
	Sahara International Petrochemical Co.	631,355	6,281,536
*	Saudi Arabian Mining Co.	512,286	10,136,777
Ω	Saudi Arabian Oil Co.	1,160,958	10,242,538
	Saudi Basic Industries Corp.	442,004	10,968,601
	Saudi British Bank	712,216	6,900,919
	Saudi Electricity Co.	366,509	2,258,419
	Saudi Industrial Investment Group	411,617	2,734,974
	Saudi Investment Bank	413,525	1,986,629
*	Saudi Kayan Petrochemical Co.	1,067,829	3,806,650
	Saudi National Bank	901,579	11,413,607
*	Saudi Research & Media Group	42,250	2,118,287
	Saudi Telecom Co.	976,121	9,633,525
	Savola Group	305,124	2,448,295
	Yanbu National Petrochemical Co.	267,708	3,172,339
TOTAL SAUDI ARABIA			174,018,289
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	681,046	7,826,790
	African Rainbow Minerals Ltd.	104,112	1,707,277
	Anglo American Platinum Ltd.	30,706	2,283,638
	AngloGold Ashanti Ltd., Sponsored ADR	343,442	7,219,151
	Aspen Pharmacare Holdings Ltd.	422,830	3,689,073
	Bid Corp. Ltd.	190,968	3,942,480
	Bidvest Group Ltd.	372,608	4,811,930
	Capitec Bank Holdings Ltd.	41,839	4,321,394
	Clicks Group Ltd.	277,963	4,242,802
*	Discovery Ltd.	488,952	3,889,191
	Exxaro Resources Ltd.	326,361	4,095,780
	FirstRand Ltd.	3,036,277	11,281,585
	Gold Fields Ltd., Sponsored ADR	642,316	7,348,095
	Impala Platinum Holdings Ltd.	665,337	7,715,133
	Investec Ltd.	262,805	1,669,332
	Kumba Iron Ore Ltd.	44,362	1,358,366
	Mr Price Group Ltd.	256,073	2,423,275
	MTN Group Ltd.	1,292,967	10,944,469
	MultiChoice Group	451,725	3,118,870
	Naspers Ltd., Class N	52,455	10,141,589
	Nedbank Group Ltd.	487,764	6,321,810
	NEPI Rockcastle NV	348,853	2,167,530
	Ninety One Ltd.	225,714	557,863
*	Northam Platinum Holdings Ltd.	303,245	2,974,162
	Old Mutual Ltd.	6,452,294	4,398,390
Ω	Pepkor Holdings Ltd.	1,868,475	2,208,636
	Sanlam Ltd.	1,479,776	4,795,404
	Sasol Ltd., Sponsored ADR	487,780	8,936,130
	Shoprite Holdings Ltd.	295,830	4,095,222
	Sibanye Stillwater Ltd.	2,439,984	6,449,490
#	Sibanye Stillwater Ltd., ADR	234,817	2,526,631
	Standard Bank Group Ltd.	688,647	6,871,120
	Vodacom Group Ltd.	315,489	2,217,210
	Woolworths Holdings Ltd.	1,130,428	4,903,267
TOTAL SOUTH AFRICA			163,453,085

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (12.0%)
# *	Alteogen, Inc.	18,172	$547,530
	Amorepacific Corp.	8,972	1,066,471
#	Amorepacific Group	32,258	1,079,925
	BGF retail Co. Ltd.	9,471	1,435,521
	BNK Financial Group, Inc.	332,888	1,920,399
	Caregen Co. Ltd.	975	114,937
#	Celltrion Healthcare Co. Ltd.	28,780	1,346,917
*	Celltrion Pharm, Inc.	11,963	624,519
	Celltrion, Inc.	46,059	6,078,922
	Cheil Worldwide, Inc.	69,463	1,241,356
	Chunbo Co. Ltd.	2,789	543,372
#	CJ CheilJedang Corp.	8,194	2,298,906
	CJ Corp.	24,910	1,669,925
	CJ ENM Co. Ltd.	20,351	1,780,283
# *	CJ Logistics Corp.	12,469	916,005
*	CosmoAM&T Co. Ltd.	12,486	604,403
	Coway Co. Ltd.	56,244	2,550,573
	CS Wind Corp.	16,801	879,271
	Daeduck Electronics Co. Ltd.	12,770	224,252
	Daejoo Electronic Materials Co. Ltd.	3,936	276,498
*	Daesung Holdings Co. Ltd.	2,439	236,728
*	Daewoo Engineering & Construction Co. Ltd.	313,837	1,227,358
# *	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	31,106	587,469
	Daewoong Co. Ltd.	1,530	27,608
	Daewoong Pharmaceutical Co. Ltd.	732	90,822
	DB HiTek Co. Ltd.	45,779	1,698,164
	DB Insurance Co. Ltd.	79,077	4,214,116
	DL E&C Co. Ltd.	57,621	1,790,294
#	DL Holdings Co. Ltd.	17,437	867,527
*	Dongjin Semichem Co. Ltd.	30,624	839,699
	Dongkuk Steel Mill Co. Ltd.	41,126	458,756
#	Dongsuh Cos., Inc.	23,600	401,426
*	Dongwha Enterprise Co. Ltd.	922	40,210
	Dongwon Systems Corp.	1,506	53,776
	Doosan Bobcat, Inc.	59,853	1,698,521
*	Doosan Enerbility Co. Ltd.	182,057	2,489,575
# *	Doosan Fuel Cell Co. Ltd.	28,267	769,949
	Douzone Bizon Co. Ltd.	12,968	370,651
#	Ecopro BM Co. Ltd.	19,332	1,578,390
#	Ecopro Co. Ltd.	10,539	1,060,820
*	E-MART, Inc.	20,339	1,728,540
	F&F Co. Ltd.	6,380	791,461
#	Fila Holdings Corp.	50,748	1,602,873
	Foosung Co. Ltd.	47,363	492,685
#	Green Cross Corp.	4,063	427,238
	GS Engineering & Construction Corp.	80,479	1,534,811
*	GS Holdings Corp.	85,332	3,066,220
	GS Retail Co. Ltd.	58,202	1,367,861
	Hana Financial Group, Inc.	322,527	12,813,100
*	Hanjin Kal Corp.	7,798	259,731
	Hankook Tire & Technology Co. Ltd.	82,943	2,188,849
#	Hanmi Pharm Co. Ltd.	4,366	912,138
#	Hanmi Science Co. Ltd.	7,766	190,718
	Hanon Systems	115,792	863,831
	Hansol Chemical Co. Ltd.	9,131	1,574,417
	Hanwha Aerospace Co. Ltd.	27,102	1,777,568
	Hanwha Corp.	56,544	1,305,178
*	Hanwha Life Insurance Co. Ltd.	349,192	779,972
*	Hanwha Solutions Corp.	53,323	1,976,110

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Hyundai Co. Ltd.	45,829	$2,278,127
	Hite Jinro Co. Ltd.	24,304	520,894
	HL Mando Co. Ltd.	37,987	1,381,608
*	HLB, Inc.	72,164	1,795,604
#	HMM Co. Ltd.	398,652	7,089,461
	Hotel Shilla Co. Ltd.	28,318	1,829,999
*	Hugel, Inc.	2,731	315,392
*	HYBE Co. Ltd.	4,789	753,466
	Hyosung Advanced Materials Corp.	2,410	754,601
#	Hyosung Corp.	9,034	518,765
	Hyosung TNC Corp.	672	227,311
	Hyundai Autoever Corp.	3,735	342,235
	Hyundai Department Store Co. Ltd.	6,109	306,495
# *	Hyundai Doosan Infracore Co. Ltd.	147,699	936,323
	Hyundai Elevator Co. Ltd.	15,545	377,561
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,636,596
	Hyundai Glovis Co. Ltd.	23,148	3,132,671
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,334,817
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	1,038,447
	Hyundai Mobis Co. Ltd.	40,679	6,801,816
	Hyundai Motor Co.	59,619	8,127,344
*	Hyundai Rotem Co. Ltd.	47,080	1,060,401
	Hyundai Steel Co.	127,563	3,563,238
	Hyundai Wia Corp.	16,610	726,206
	Iljin Materials Co. Ltd.	12,480	641,725
*	Industrial Bank of Korea	288,314	2,406,327
	JB Financial Group Co. Ltd.	85,283	704,628
	JYP Entertainment Corp.	24,714	1,465,116
*	Kakao Corp.	86,689	4,363,689
*	Kakao Games Corp.	18,687	710,438
*	Kangwon Land, Inc.	32,321	619,331
	KB Financial Group, Inc.	189,787	8,649,033
	KB Financial Group, Inc., ADR	13,649	625,534
	KCC Corp.	4,724	910,185
	KEPCO Engineering & Construction Co., Inc.	6,591	353,757
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	370,688
	Kia Corp.	144,165	7,854,385
	KIWOOM Securities Co. Ltd.	24,961	2,001,486
*	KMW Co. Ltd.	13,691	302,184
	Kolon Industries, Inc.	19,334	720,068
	Korea Aerospace Industries Ltd.	25,553	1,002,687
# *	Korea Electric Power Corp., Sponsored ADR	25,248	202,489
*	Korea Electric Power Corp.	92,178	1,488,235
	Korea Gas Corp.	24,489	665,095
	Korea Investment Holdings Co. Ltd.	51,532	2,629,662
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,500,615
	Korea Zinc Co. Ltd.	3,555	1,565,745
*	Korean Air Lines Co. Ltd.	165,436	3,273,352
*	KT Corp., Sponsored ADR	82,100	1,174,851
*	KT&G Corp.	54,538	4,090,978
	Kumho Petrochemical Co. Ltd.	35,567	4,277,824
	L&F Co. Ltd.	6,967	1,176,160
#	LEENO Industrial, Inc.	10,832	1,512,159
	LG Chem Ltd.	19,251	10,865,319
	LG Corp.	73,098	4,922,726
# *	LG Display Co. Ltd., ADR	327,393	1,833,401
*	LG Display Co. Ltd.	254,096	2,829,400
	LG Electronics, Inc.	157,679	12,920,146
	LG H&H Co. Ltd.	3,661	2,219,513

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LG Innotek Co. Ltd.	8,880	$1,978,366
	LG Uplus Corp.	394,844	3,570,669
	LIG Nex1 Co. Ltd.	4,208	277,091
#	Lotte Chemical Corp.	18,445	2,663,035
	Lotte Chilsung Beverage Co. Ltd.	2,724	354,356
	Lotte Corp.	34,062	897,810
	LOTTE Fine Chemical Co. Ltd.	27,002	1,261,296
	Lotte Shopping Co. Ltd.	12,790	980,175
	LS Corp.	19,269	1,107,603
	LS Electric Co. Ltd.	17,507	761,622
	LX International Corp.	39,692	1,136,244
	LX Semicon Co. Ltd.	11,384	748,565
	Macquarie Korea Infrastructure Fund	224,952	2,177,167
#	Meritz Financial Group, Inc.	23,186	811,909
#	Meritz Fire & Marine Insurance Co. Ltd.	19,083	799,385
	Meritz Securities Co. Ltd.	357,209	1,864,710
	Mirae Asset Securities Co. Ltd.	333,586	1,851,858
	NAVER Corp.	38,269	6,357,461
	NCSoft Corp.	5,915	2,189,326
# Ω	Netmarble Corp.	17,597	876,485
	NH Investment & Securities Co. Ltd.	177,468	1,329,730
	NongShim Co. Ltd.	2,906	810,261
# *	OCI Co. Ltd.	30,830	2,264,168
	Orion Corp.	12,205	1,235,440
*	Osstem Implant Co. Ltd.	7,119	1,082,946
	Ottogi Corp.	1,618	625,625
	Pan Ocean Co. Ltd.	499,545	2,460,767
*	Paradise Co. Ltd.	24,370	358,114
*	Pearl Abyss Corp.	18,229	675,643
#	POSCO Chemical Co. Ltd.	8,327	1,526,334
#	POSCO Holdings, Inc.	43,296	10,638,983
	Posco International Corp.	94,648	1,812,276
	S-1 Corp.	18,026	843,413
	Samchully Co. Ltd.	571	226,581
* Ω	Samsung Biologics Co. Ltd.	5,311	3,429,207
	Samsung C&T Corp.	34,701	3,351,494
	Samsung Card Co. Ltd.	26,138	644,504
	Samsung Electro-Mechanics Co. Ltd.	36,362	4,246,826
	Samsung Electronics Co. Ltd.	3,140,501	156,429,074
*	Samsung Engineering Co. Ltd.	88,657	1,871,022
	Samsung Fire & Marine Insurance Co. Ltd.	40,945	6,751,277
*	Samsung Heavy Industries Co. Ltd.	317,207	1,499,054
	Samsung Life Insurance Co. Ltd.	63,894	3,678,515
	Samsung SDI Co. Ltd.	19,354	10,846,022
	Samsung SDS Co. Ltd.	19,448	1,983,227
	Samsung Securities Co. Ltd.	74,696	2,033,348
	Seegene, Inc.	36,564	816,104
	Seoul City Gas Co. Ltd.	439	169,715
	SFA Engineering Corp.	10,979	334,438
	Shinhan Financial Group Co. Ltd.	380,795	12,876,359
#	Shinhan Financial Group Co. Ltd., ADR	46,849	1,593,803
*	Shinsegae, Inc.	10,056	1,898,083
*	SK Biopharmaceuticals Co. Ltd.	8,586	506,766
	SK Chemicals Co. Ltd.	6,497	443,954
	SK Hynix, Inc.	390,989	28,285,641
*	SK Innovation Co. Ltd.	74,347	9,881,899
	SK Networks Co. Ltd.	242,361	801,908
	SK Telecom Co. Ltd.	55,517	2,103,822
	SK, Inc.	40,728	6,588,057

The Emerging Markets Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SKC Co. Ltd.	12,904	$1,005,949
#	SL Corp.	10,180	213,495
	SM Entertainment Co. Ltd.	9,331	671,246
#	S-Oil Corp.	33,599	2,423,769
	Solus Advanced Materials Co. Ltd.	5,507	177,656
	Soulbrain Co. Ltd.	4,534	865,777
#	Ssangyong C&E Co. Ltd.	107,296	502,631
	ST Pharm Co. Ltd.	3,410	226,509
*	Studio Dragon Corp.	9,633	632,801
*	Taihan Electric Wire Co. Ltd.	275,870	360,586
	Tokai Carbon Korea Co. Ltd.	1,652	140,700
	WONIK IPS Co. Ltd.	21,433	541,705
	Woori Financial Group, Inc.	563,198	5,874,609
	Youngone Corp.	33,033	1,174,755
#	Yuhan Corp.	30,188	1,284,964
TOTAL SOUTH KOREA			563,770,139
TAIWAN — (16.4%)
	Accton Technology Corp.	390,000	3,187,187
	Acer, Inc.	3,398,811	2,837,491
#	Advanced Energy Solution Holding Co. Ltd.	18,000	476,952
	Advantech Co. Ltd.	159,190	1,820,294
#	Airtac International Group	59,602	2,038,339
	Alchip Technologies Ltd.	52,000	1,479,205
	ASE Technology Holding Co. Ltd., ADR	27,294	196,519
#	ASE Technology Holding Co. Ltd.	2,936,782	9,908,825
	Asia Cement Corp.	2,725,758	3,840,036
	ASMedia Technology, Inc.	20,000	602,550
#	ASPEED Technology, Inc.	30,300	2,145,799
	Asustek Computer, Inc.	627,180	5,712,628
	AUO Corp.	7,868,498	4,424,602
	Catcher Technology Co. Ltd.	760,429	4,521,993
	Cathay Financial Holding Co. Ltd.	4,347,393	6,189,301
	Chailease Holding Co. Ltd.	1,317,016	9,925,217
	Chang Hwa Commercial Bank Ltd.	4,327,777	2,543,264
	Cheng Shin Rubber Industry Co. Ltd.	2,224,965	2,567,483
	Chicony Electronics Co. Ltd.	810,497	2,350,492
	China Airlines Ltd.	6,027,536	3,931,976
	China Development Financial Holding Corp.	13,853,045	6,119,985
	China Steel Corp.	11,906,932	12,600,354
	Chipbond Technology Corp.	939,000	1,902,298
	Chroma ATE, Inc.	317,000	1,967,208
	Chung Hung Steel Corp.	940,000	914,612
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	4,118,515
	Chunghwa Telecom Co. Ltd.	683,000	2,552,451
	Compal Electronics, Inc.	5,016,541	3,786,909
	Compeq Manufacturing Co. Ltd.	859,000	1,314,486
#	CTBC Financial Holding Co. Ltd.	16,024,175	12,252,478
	Delta Electronics, Inc.	743,486	7,209,928
#	E Ink Holdings, Inc.	270,000	1,566,749
#	E.Sun Financial Holding Co. Ltd.	9,531,922	7,807,003
	Eclat Textile Co. Ltd.	142,402	2,374,879
	Elite Material Co. Ltd.	288,000	1,749,228
	eMemory Technology, Inc.	64,000	3,509,018
	Eternal Materials Co. Ltd.	768,161	833,166
	Eva Airways Corp.	4,130,758	4,031,027
	Evergreen Marine Corp. Taiwan Ltd.	1,404,289	7,174,145
	Far Eastern International Bank	488,111	190,780
	Far Eastern New Century Corp.	3,183,085	3,478,904

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Far EasTone Telecommunications Co. Ltd.	1,525,000	$3,392,398
	Faraday Technology Corp.	122,000	697,854
	Farglory Land Development Co. Ltd.	48,000	93,486
	Feng TAY Enterprise Co. Ltd.	301,559	1,991,079
	First Financial Holding Co. Ltd.	8,470,665	7,388,039
	Formosa Chemicals & Fibre Corp.	3,067,518	7,393,629
#	Formosa Petrochemical Corp.	487,000	1,364,952
	Formosa Plastics Corp.	1,714,153	5,109,664
	Formosa Sumco Technology Corp.	91,000	476,760
	Formosa Taffeta Co. Ltd.	699,000	632,552
	Foxconn Technology Co. Ltd.	1,025,627	1,860,128
	Fubon Financial Holding Co. Ltd.	3,783,631	7,620,545
	Genius Electronic Optical Co. Ltd.	112,695	1,389,044
	Giant Manufacturing Co. Ltd.	408,810	2,806,798
	Gigabyte Technology Co. Ltd.	662,000	2,570,974
#	Global Unichip Corp.	76,000	2,005,902
	Globalwafers Co. Ltd.	208,000	3,649,371
	Highwealth Construction Corp.	1,091,971	1,497,953
	Hiwin Technologies Corp.	382,291	2,858,351
	Hon Hai Precision Industry Co. Ltd.	5,647,322	18,832,302
	Hotai Finance Co. Ltd.	113,000	398,794
	Hotai Motor Co. Ltd.	126,000	2,766,346
*	HTC Corp.	191,000	390,940
	Hua Nan Financial Holdings Co. Ltd.	6,943,500	5,282,758
	Innolux Corp.	10,807,863	4,421,835
	International Games System Co. Ltd.	146,000	2,415,412
#	Inventec Corp.	2,595,550	2,188,032
	King Yuan Electronics Co. Ltd.	1,629,000	2,090,017
	King's Town Bank Co. Ltd.	329,000	380,389
#	Kinsus Interconnect Technology Corp.	315,000	1,196,481
	Largan Precision Co. Ltd.	74,860	5,342,111
	Lien Hwa Industrial Holdings Corp.	866,061	1,502,558
	Lite-On Technology Corp.	2,591,410	5,758,364
	Lotes Co. Ltd.	60,139	1,528,793
	Lotus Pharmaceutical Co. Ltd.	16,000	127,776
#	Macronix International Co. Ltd.	2,734,074	3,286,126
	Makalot Industrial Co. Ltd.	238,000	1,737,550
	MediaTek, Inc.	759,995	18,362,206
#	Mega Financial Holding Co. Ltd.	8,514,028	9,091,382
#	Merida Industry Co. Ltd.	207,287	1,261,316
	Micro-Star International Co. Ltd.	878,000	3,856,445
	momo.com, Inc.	63,000	1,676,528
	Nan Ya Plastics Corp.	2,002,599	5,039,795
#	Nan Ya Printed Circuit Board Corp.	393,000	3,227,151
#	Nanya Technology Corp.	1,356,010	2,633,947
	Nien Made Enterprise Co. Ltd.	164,000	1,709,342
	Novatek Microelectronics Corp.	839,000	9,990,698
#	Nuvoton Technology Corp.	171,000	747,431
# *	Oneness Biotech Co. Ltd.	141,000	1,270,708
#	Parade Technologies Ltd.	84,000	2,597,589
	Pegatron Corp.	1,911,345	4,120,181
*	PharmaEssentia Corp.	91,869	1,503,223
	Phison Electronics Corp.	152,000	1,892,202
*	Polaris Group	142,000	485,191
	Pou Chen Corp.	2,506,487	2,875,794
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	4,745,189
#	Powertech Technology, Inc.	1,216,819	3,401,102
#	President Chain Store Corp.	347,831	3,133,118
	Qisda Corp.	1,617,000	1,531,198

The Emerging Markets Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Quanta Computer, Inc.	2,513,000	$6,276,187
	Radiant Opto-Electronics Corp.	584,000	2,001,954
	Realtek Semiconductor Corp.	722,950	7,763,673
	Ruentex Development Co. Ltd.	1,568,224	2,348,567
	Ruentex Industries Ltd.	715,214	1,602,516
	Shanghai Commercial & Savings Bank Ltd.	2,982,718	4,635,566
	Shin Kong Financial Holding Co. Ltd.	13,710,712	4,117,517
	Silergy Corp.	135,000	2,747,176
	Simplo Technology Co. Ltd.	216,000	2,139,892
	Sinbon Electronics Co. Ltd.	178,000	1,710,174
	Sino-American Silicon Products, Inc.	758,000	4,139,152
#	SinoPac Financial Holdings Co. Ltd.	9,173,549	5,299,772
	Standard Foods Corp.	426,418	589,837
	Synnex Technology International Corp.	1,370,343	2,769,448
#	TA Chen Stainless Pipe	2,019,823	3,034,266
	Taichung Commercial Bank Co. Ltd.	3,341,796	1,462,196
	Taishin Financial Holding Co. Ltd.	10,372,425	5,638,144
	Taiwan Business Bank	7,257,274	3,237,430
	Taiwan Cement Corp.	5,147,701	6,235,220
	Taiwan Cooperative Financial Holding Co. Ltd.	7,034,365	6,216,055
	Taiwan FamilyMart Co. Ltd.	48,000	322,274
	Taiwan Fertilizer Co. Ltd.	723,000	1,347,973
	Taiwan Glass Industry Corp.	1,363,375	1,066,064
	Taiwan High Speed Rail Corp.	1,193,000	1,162,283
	Taiwan Mobile Co. Ltd.	904,300	2,853,248
	Taiwan Secom Co. Ltd.	247,670	830,628
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,416,808	236,763,479
*	Tatung Co. Ltd.	1,748,000	1,997,609
	Teco Electric & Machinery Co. Ltd.	1,902,000	1,825,019
	Tong Hsing Electronic Industries Ltd.	29,700	227,941
#	Tripod Technology Corp.	623,870	2,063,927
	Tung Ho Steel Enterprise Corp.	321,040	620,453
	U-Ming Marine Transport Corp.	289,000	489,512
	Unimicron Technology Corp.	1,828,000	8,416,101
	Union Bank Of Taiwan	315,000	169,962
	Uni-President Enterprises Corp.	4,367,033	9,810,920
#	United Microelectronics Corp.	7,299,000	11,944,405
	Vanguard International Semiconductor Corp.	1,550,000	5,209,927
	Voltronic Power Technology Corp.	75,224	3,806,653
	Walsin Lihwa Corp.	2,857,818	5,201,974
	Walsin Technology Corp.	395,000	1,192,690
	Wan Hai Lines Ltd.	1,145,747	2,919,923
	Win Semiconductors Corp.	416,034	2,682,511
	Winbond Electronics Corp.	4,548,407	3,295,134
* ††	Wintek Corp.	604,760	0
	Wisdom Marine Lines Co. Ltd.	390,000	793,882
	Wistron Corp.	4,067,699	4,279,148
	Wiwynn Corp.	80,000	2,009,411
	WPG Holdings Ltd.	1,859,039	2,963,585
	WT Microelectronics Co. Ltd.	87,000	190,286
	Yageo Corp.	316,055	5,736,690
	Yang Ming Marine Transport Corp.	2,364,000	4,965,246
#	YFY, Inc.	1,334,000	1,150,431
	Yuanta Financial Holding Co. Ltd.	8,782,849	6,604,319
	Yulon Finance Corp.	370,476	2,067,038
	Yulon Motor Co. Ltd.	354,000	981,287
	Zhen Ding Technology Holding Ltd.	971,700	3,588,132
TOTAL TAIWAN			773,266,882

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (2.5%)
	Advanced Info Service PCL	733,300	$4,342,931
	AEON Thana Sinsap Thailand PCL	149,100	901,104
*	Airports of Thailand PCL	1,898,400	4,270,106
	Asset World Corp. PCL	5,732,900	1,033,346
	B Grimm Power PCL	486,900	593,691
	Bangchak Corp. PCL	1,934,400	2,138,915
	Bangkok Bank PCL	529,400	2,541,954
	Bangkok Bank PCL, NVDR	126,700	608,360
	Bangkok Chain Hospital PCL	2,177,500	1,438,034
	Bangkok Commercial Asset Management PCL	1,838,500	885,554
	Bangkok Dusit Medical Services PCL, Class F	4,406,100	3,970,963
	Bangkok Expressway & Metro PCL	3,479,999	1,022,599
	Bangkok Life Assurance PCL, NVDR	618,200	547,784
	Banpu PCL	8,790,166	3,088,941
	Banpu Power PCL	669,100	350,664
	Berli Jucker PCL	1,097,400	1,263,290
*	Beyond Securities PCL	723,900	260,964
	BTS Group Holdings PCL	5,069,500	1,297,706
	Bumrungrad Hospital PCL	251,300	1,651,987
	Carabao Group PCL, Class F	163,600	510,476
	Central Pattana PCL	882,500	1,904,821
*	Central Plaza Hotel PCL	364,500	574,190
	Central Retail Corp. PCL	1,073,050	1,381,540
	CH Karnchang PCL	1,238,600	847,996
	Charoen Pokphand Foods PCL	2,600,700	1,859,331
	Chularat Hospital PCL, Class F	5,820,200	705,265
	CK Power PCL	1,368,200	187,345
	Com7 PCL, Class F	1,409,200	1,334,065
	CP ALL PCL	2,280,200	4,593,557
	Delta Electronics Thailand PCL	115,000	3,135,414
	Dohome PCL	829,600	341,792
	Electricity Generating PCL	120,500	635,171
	Energy Absolute PCL	698,900	1,831,410
	Esso Thailand PCL	1,807,500	509,232
	Forth Corp. PCL	260,000	340,654
	Global Power Synergy PCL, Class F	282,900	589,196
	Gulf Energy Development PCL	1,161,100	1,890,613
	Gunkul Engineering PCL	5,933,900	895,208
	Hana Microelectronics PCL	388,400	711,851
	Home Product Center PCL	3,733,413	1,617,322
	Indorama Ventures PCL	1,401,500	1,719,502
	Intouch Holdings PCL, Class F	356,100	784,801
	IRPC PCL	17,968,000	1,665,619
	Jay Mart PCL	380,000	428,809
	JMT Network Services PCL	248,053	402,025
	Kasikornbank PCL	121,700	534,580
	Kasikornbank PCL, NVDR	5,500	24,159
	KCE Electronics PCL	1,036,100	1,718,463
	Kiatnakin Phatra Bank PCL	304,700	629,984
	Krung Thai Bank PCL	1,429,987	758,097
	Krungthai Card PCL	619,200	1,059,824
	Land & Houses PCL	6,942,300	2,082,059
	Mega Lifesciences PCL	434,200	687,275
*	Minor International PCL	2,018,183	2,032,856
	MK Restaurants Group PCL	299,100	514,206
	Muangthai Capital PCL	986,600	1,120,797
	Ngern Tid Lor PCL	463,100	389,307
	Osotspa PCL	947,200	803,441
*	PSG Corp. PCL	2,151,600	81,475

The Emerging Markets Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Exploration & Production PCL	1,189,455	$6,179,689
	PTT Global Chemical PCL	1,414,872	2,110,950
	PTT Oil & Retail Business PCL	1,182,200	802,220
	PTT PCL	6,973,400	7,024,100
	Ramkhamhaeng Hospital PCL, Class F	28,200	46,559
	Ratch Group PCL	487,100	623,447
	SCB X PCL	355,366	1,119,602
	SCG Packaging PCL	664,300	1,051,490
	Siam Cement PCL	347,900	3,541,181
	Siam City Cement PCL	136,389	659,014
	Siam Global House PCL	1,544,492	973,203
	Singer Thailand PCL	215,000	179,112
	Sri Trang Agro-Industry PCL	1,139,508	755,990
	Sri Trang Gloves Thailand PCL	1,197,400	377,248
	Srisawad Corp. PCL	762,872	1,230,625
	Star Petroleum Refining PCL	2,954,000	1,029,112
*	STARK Corp. PCL	3,710,200	334,941
	Supalai PCL	1,627,800	1,193,358
	Thai Oil PCL	1,979,917	3,463,805
	Thai Union Group PCL, Class F	3,062,540	1,484,418
	Thanachart Capital PCL	288,600	373,755
	Thonburi Healthcare Group PCL	463,300	968,425
	Tisco Financial Group PCL	239,500	743,676
	TMBThanachart Bank PCL	24,924,697	1,109,946
	TOA Paint Thailand PCL	590,800	608,519
	Total Access Communication PCL	389,000	583,323
	True Corp. PCL	17,144,931	2,524,216
	TTW PCL	1,054,700	301,936
	VGI PCL	3,956,670	589,725
	Vibhavadi Medical Center PCL	746,200	61,486
	WHA Corp. PCL	8,501,900	973,559
TOTAL THAILAND			119,061,251
TURKEY — (0.7%)
	Akbank TAS	4,370,785	3,960,278
#	Aksa Akrilik Kimya Sanayii AS	70,213	289,425
#	Aksa Enerji Uretim AS	237,721	449,233
	Alarko Holding AS	21,140	78,319
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,645	649,308
#	Arcelik AS	76,332	436,286
	Aselsan Elektronik Sanayi Ve Ticaret AS	194,514	588,550
#	BIM Birlesik Magazalar AS	283,141	1,877,483
	Borusan Yatirim ve Pazarlama AS	2,256	109,211
*	Can2 Termik AS	1,635	8,546
	Coca-Cola Icecek AS	53,405	520,858
	Dogus Otomotiv Servis ve Ticaret AS	14,856	125,749
# Ω	Enerjisa Enerji AS	87,431	153,882
	Enka Insaat ve Sanayi AS	775,859	1,227,561
#	Eregli Demir ve Celik Fabrikalari TAS	701,327	1,423,474
#	Ford Otomotiv Sanayi AS	45,341	1,233,226
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	6,211	81,048
# *	Gubre Fabrikalari TAS	17,401	255,712
*	Hektas Ticaret TAS	770,209	1,292,105
	KOC Holding AS	446,849	1,821,836
	Kontrolmatik Enerji Ve Muhendislik AS	13,100	99,351
#	Koza Altin Isletmeleri AS	22,016	651,798
*	Migros Ticaret AS	18,380	134,958
	Otokar Otomotiv Ve Savunma Sanayi AS	7,991	424,909
# *	Oyak Cimento Fabrikalari AS	119,573	136,861

The Emerging Markets Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Pegasus Hava Tasimaciligi AS	35,848	$944,135
# *	Petkim Petrokimya Holding AS	1,033,711	900,638
*	Sasa Polyester Sanayi AS	225,819	1,211,283
*	TAV Havalimanlari Holding AS	190,894	837,519
	Tofas Turk Otomobil Fabrikasi AS	84,552	712,003
*	Turk Hava Yollari AO	306,328	2,245,881
#	Turk Telekomunikasyon AS	467,239	511,758
	Turk Traktor ve Ziraat Makineleri AS	8,055	246,883
	Turkcell Iletisim Hizmetleri AS	972,496	1,885,106
# *	Turkiye Halk Bankasi AS	384,954	215,762
	Turkiye Is Bankasi AS, Class C	2,062,210	1,196,106
# *	Turkiye Petrol Rafinerileri AS	73,386	2,314,083
	Turkiye Sise ve Cam Fabrikalari AS	582,052	1,228,968
# *	Turkiye Vakiflar Bankasi TAO, Class D	1,127,127	567,523
	Yapi ve Kredi Bankasi AS	4,098,669	1,987,547
TOTAL TURKEY			35,035,162
UNITED ARAB EMIRATES — (1.3%)
	Abu Dhabi Commercial Bank PJSC	2,414,977	5,529,377
	Abu Dhabi Islamic Bank PJSC	1,919,986	4,935,024
	Abu Dhabi National Oil Co. for Distribution PJSC	2,078,002	2,492,740
	Aldar Properties PJSC	3,907,903	4,654,071
	Dubai Islamic Bank PJSC	4,462,522	6,764,921
	Emaar Properties PJSC	5,424,689	8,242,900
	Emirates Integrated Telecommunications Co. PJSC	207,413	291,710
	Emirates NBD Bank PJSC	1,333,945	4,712,368
	Emirates Telecommunications Group Co. PJSC	1,754,520	12,293,164
	Fertiglobe PLC	485,311	529,412
	First Abu Dhabi Bank PJSC	2,034,758	7,547,693
*	International Holding Co. PJSC	24,261	2,644,223
TOTAL UNITED ARAB EMIRATES			60,637,603
UNITED STATES — (0.0%)
	Sempra Energy	9,588	1,416,776
TOTAL COMMON STOCKS			4,622,967,478
PREFERRED STOCKS — (1.0%)
BRAZIL — (1.0%)
	Banco Bradesco SA	2,373,138	6,554,261
	Braskem SA Class A	82,539	379,338
	Centrais Eletricas Brasileiras SA Class B	103,746	867,973
	Cia de Transmissao de Energia Eletrica Paulista	122,300	550,992
	Cia Energetica de Minas Gerais	1,094,369	2,470,592
	Cia Paranaense de Energia	1,292,740	1,978,723
	Gerdau SA	653,216	4,212,968
	Itau Unibanco Holding SA	2,317,176	11,562,372
	Petroleo Brasileiro SA	2,952,047	15,160,622
TOTAL BRAZIL			43,737,841
CHILE — (0.0%)
	Embotelladora Andina SA Class B	379,126	941,258
COLOMBIA — (0.0%)
	Banco Davivienda SA	41,304	225,583
	Grupo Aval Acciones y Valores SA	2,232,179	273,942

The Emerging Markets Series
CONTINUED
	Shares	Value»

COLOMBIA — (Continued)
Grupo de Inversiones Suramericana SA	84,488	$222,212
TOTAL COLOMBIA		721,737
SOUTH KOREA — (0.0%)
Hanwha Solutions Corp.	456	12,831
TOTAL PREFERRED STOCKS		45,413,667
RIGHTS/WARRANTS — (0.0%)
MALAYSIA — (0.0%)
* Yinson Holdings Bhd Warrants 06/21/25	174,274	30,028
TOTAL INVESTMENT SECURITIES (Cost $2,919,907,154)		4,668,411,173

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	4,170,084	48,239,528
TOTAL INVESTMENTS — (100.0%)
(Cost $2,968,142,221)^^			$4,716,650,701

ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	03/17/23	$30,981,504	$32,904,900	$1,923,396
Total Futures Contracts			$30,981,504	$32,904,900	$1,923,396
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$188,158,125	$11,722	—	$188,169,847
Chile	12,916,676	10,891,393	—	23,808,069
China	201,651,794	1,176,704,694	—	1,378,356,488

The Emerging Markets Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$5,029,840	$56,861	—	$5,086,701
Czech Republic	—	8,414,976	—	8,414,976
Egypt	2,497	2,055,193	—	2,057,690
Greece	—	17,229,100	—	17,229,100
Hungary	—	11,156,411	—	11,156,411
India	27,526,516	675,096,785	$441,187	703,064,488
Indonesia	—	90,055,511	—	90,055,511
Kuwait	162,998	31,656	—	194,654
Malaysia	—	79,538,916	—	79,538,916
Mexico	112,112,223	—	—	112,112,223
Peru	5,197,367	—	—	5,197,367
Philippines	232,653	34,210,104	—	34,442,757
Poland	—	34,069,440	—	34,069,440
Qatar	—	39,353,653	—	39,353,653
Saudi Arabia	—	174,018,289	—	174,018,289
South Africa	26,030,007	137,423,078	—	163,453,085
South Korea	5,430,078	558,340,061	—	563,770,139
Taiwan	4,315,034	768,951,848	—	773,266,882
Thailand	116,120,526	2,940,725	—	119,061,251
Turkey	—	35,035,162	—	35,035,162
United Arab Emirates	—	60,637,603	—	60,637,603
United States	—	1,416,776	—	1,416,776
Preferred Stocks
Brazil	43,737,841	—	—	43,737,841
Chile	—	941,258	—	941,258
Colombia	721,737	—	—	721,737
South Korea	—	12,831	—	12,831
Rights/Warrants
Malaysia	—	30,028	—	30,028
Securities Lending Collateral	—	48,239,528	—	48,239,528
Futures Contracts**	1,923,396	—	—	1,923,396
TOTAL	$751,269,308	$3,966,863,602	$441,187^	$4,718,574,097
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The Emerging Markets Small Cap Series
SCHEDULE OF INVESTMENTS
January 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
BRAZIL — (4.3%)
*	3R Petroleum Oleo E Gas SA	508,995	$4,495,055
	AES Brasil Energia SA	1,043,419	2,076,026
	Aliansce Sonae Shopping Centers SA	547,540	1,942,596
*	Alliar Medicos A Frente SA	41,034	172,905
	Allied Tecnologia SA	28,000	30,889
	Alper Consultoria e Corretora de Seguros SA	23,800	131,980
	Alupar Investimento SA	472,751	2,643,002
	Ambipar Participacoes e Empreendimentos SA	128,000	603,904
*	Anima Holding SA	1,034,673	900,903
	Arezzo Industria e Comercio SA	185,454	3,200,317
	Auren Energia SA	919,004	2,789,798
# *	Azul SA, ADR	127,308	898,794
	Banco Modal SA	653,700	318,074
	Bemobi Mobile Tech SA	189,880	598,483
*	Blau Farmaceutica SA	33,800	193,693
	Boa Safra Sementes SA	26,347	58,649
	Boa Vista Servicos SA	347,070	526,454
	BR Properties SA	651,053	778,498
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	214,452	1,258,923
*	BRF SA	2,061,492	3,232,566
	Brisanet Participacoes SA	139,814	69,958
*	C&A MODAS SA	253,220	148,651
	Camil Alimentos SA	516,308	843,172
	Cia Brasileira de Aluminio	416,677	1,042,452
	Cia Brasileira de Distribuicao	547,826	2,236,069
	Cia de Saneamento de Minas Gerais-COPASA	623,774	1,798,958
	Cia de Saneamento do Parana	1,214,637	4,122,726
	Cia de Saneamento do Parana	580,996	376,549
	Cia Paranaense de Energia	238,984	323,899
	Cielo SA	3,678,592	3,630,547
*	Clear Sale SA	37,600	35,553
	CM Hospitalar SA	3,200	11,977
*	Cogna Educacao	6,244,153	2,927,543
*	Construtora Tenda SA	313,778	295,463
	Cruzeiro do Sul Educacional SA	179,900	124,037
	CSU Digital SA	83,114	182,886
	Cury Construtora e Incorporadora SA	382,127	1,014,730
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	2,900,560
	Dexco SA	1,176,010	1,746,767
	Diagnosticos da America SA	37,900	81,903
	Dimed SA Distribuidora da Medicamentos	269,932	546,107
	Direcional Engenharia SA	326,075	1,025,829
*	Dommo Energia SA	812,416	326,684
	EcoRodovias Infraestrutura e Logistica SA	880,278	787,279
	EDP - Energias do Brasil SA	906,678	3,638,286
*	Embraer SA	1,203,609	3,876,644
*	Embraer SA, Sponsored ADR	378,377	4,877,280
	Empreendimentos Pague Menos SA	331,722	273,805
	Enauta Participacoes SA	355,424	1,053,746
*	Eneva SA	402,438	951,334
	Eternit SA	140,900	392,198
	Even Construtora e Incorporadora SA	305,894	288,039
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,055,558
	Fleury SA	787,939	2,402,793
	Fras-Le SA	140,599	285,004

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Gafisa SA, ADR	7,812	$51,129
#	Gol Linhas Aereas Inteligentes SA, ADR	225,868	686,639
* Ω	GPS Participacoes e Empreendimentos SA	755,500	1,845,478
	Grendene SA	918,223	1,182,983
	Grupo De Moda Soma SA	1,145,051	2,368,464
*	Grupo Mateus SA	1,320,700	1,779,561
	Grupo SBF SA	257,424	561,877
	Guararapes Confeccoes SA	374,231	375,978
*	Hidrovias do Brasil SA	1,155,557	493,974
* ††	Hua Han Health Industry Holdings Ltd.	20,183,698	0
	Instituto Hermes Pardini SA	186,158	760,944
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	232,200	1,412,512
*	International Meal Co. Alimentacao SA, Class A	623,142	308,115
	Iochpe-Maxion SA	422,811	954,517
	Irani Papel e Embalagem SA	231,417	361,967
*	IRB Brasil Resseguros SA	107,433	553,005
	Jalles Machado SA	209,950	306,469
	JHSF Participacoes SA	1,192,106	1,209,414
	JSL SA	194,936	249,608
	Kepler Weber SA	233,612	1,064,446
	Lavvi Empreendimentos Imobiliarios Ltda	259,400	280,029
	Light SA	1,212,280	909,873
	Localiza Rent a Car SA	14,386	167,796
	Localiza Rent a Car SA	91	1,061
* Ω	Locaweb Servicos de Internet SA	1,420,258	1,793,403
	LOG Commercial Properties e Participacoes SA	157,972	566,374
*	Log-in Logistica Intermodal SA	183,971	1,322,440
*	Lojas Quero Quero SA	349,679	254,873
	LPS Brasil Consultoria de Imoveis SA	164,100	62,067
	M Dias Branco SA	288,411	1,944,216
	Mahle-Metal Leve SA	130,012	873,867
	Marcopolo SA	518,000	262,250
*	Marisa Lojas SA	42,776	11,629
* Ω	Meliuz SA	1,245,216	272,283
	Melnick Even Desenvolvimento Imobiliario SA	73,800	43,614
	Mills Estruturas e Servicos de Engenharia SA	596,620	1,236,421
	Minerva SA	910,248	2,508,593
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	65,200	62,807
*	Moura Dubeux Engenharia SA	149,100	166,538
	Movida Participacoes SA	509,747	758,149
	MRV Engenharia e Participacoes SA	1,042,403	1,441,536
	Multilaser Industrial SA	391,650	258,461
	Neogrid Participacoes SA	32,300	9,163
*	Oceanpact Servicos Maritimos SA	34,400	20,126
	Odontoprev SA	1,124,788	2,521,539
*	Omega Energia SA	841,100	1,463,056
*	Orizon Valorizacao de Residuos SA	94,300	718,911
*	Petro Rio SA	604,745	5,015,418
	Petroreconcavo SA	373,255	2,322,044
	Plano & Plano Desenvolvimento Imobiliario SA	19,000	17,404
	Porto Seguro SA	581,834	2,968,599
	Portobello SA	256,777	412,761
	Positivo Tecnologia SA	430,780	725,562
	Qualicorp Consultoria e Corretora de Seguros SA	599,143	744,754
Ω	Rede D'Or Sao Luiz SA	185,569	1,166,139
	Romi SA	155,860	590,121
	Santos Brasil Participacoes SA	1,460,178	2,534,162
	Sao Carlos Empreendimentos e Participacoes SA	86,509	260,568
	Sao Martinho SA	710,576	3,500,878

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
* Ω	Ser Educacional SA	128,780	$121,263
	SIMPAR SA	1,574,212	2,409,556
	Sinqia SA	83,881	291,815
	SLC Agricola SA	406,879	4,111,828
	SYN prop e tech SA	130,400	108,146
	Tegma Gestao Logistica SA	119,259	442,849
	TOTVS SA	1,646,258	9,751,784
	Transmissora Alianca de Energia Eletrica SA	1,318,523	9,626,000
	Tres Tentos Agroindustrial SA	146,219	291,499
	Trisul SA	309,282	227,866
	Tupy SA	277,472	1,476,374
	Ultrapar Participacoes SA	2,138,972	5,557,796
	Unipar Carbocloro SA	27,214	416,067
	Usinas Siderurgicas de Minas Gerais SA Usiminas	264,962	456,714
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	209,750	385,511
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	878,149	2,529,113
*	Via SA	3,988,077	1,885,504
	Vittia Fertilizantes E Biologicos SA	13,000	30,577
	Vivara Participacoes SA	329,893	1,592,179
	Vulcabras Azaleia SA	423,585	985,470
	Wilson Sons Holdings Brasil SA	284,587	577,438
	Wiz Solucoes e Corretagem de Seguros SA	232,044	322,721
	YDUQS Participacoes SA	989,037	2,012,638
	Zamp SA	20,600	22,116
*	Zamp SA	701,929	753,603
TOTAL BRAZIL			175,649,487
CHILE — (0.7%)
	Aguas Andinas SA, Class A	2,768,519	663,848
	Besalco SA	2,200,594	1,045,531
*	Camanchaca SA	1,471,136	105,344
	CAP SA	150,738	1,392,274
	Cementos BIO BIO SA	352,724	287,120
	Cencosud Shopping SA	30,918	46,590
	Cia Sud Americana de Vapores SA	23,961,522	2,082,814
	Colbun SA	8,265,601	963,213
	Cristalerias de Chile SA	130,323	509,992
	Embotelladora Andina SA, ADR, Class B	6,756	103,097
	Empresa Nacional de Telecomunicaciones SA	461,999	1,772,136
	Empresas Hites SA	1,014,682	124,785
	Empresas Lipigas SA	6,383	26,010
	Empresas Tricot SA	70,631	18,525
*	Engie Energia Chile SA	1,948,129	1,240,727
	Forus SA	414,760	651,320
	Grupo Security SA	4,943,566	1,148,756
	Hortifrut SA	127,405	204,853
	Instituto de Diagnostico SA	2,928	5,718
	Inversiones Aguas Metropolitanas SA	1,259,734	747,151
	Inversiones La Construccion SA	84,822	383,477
	Itau CorpBanca Chile SA	120,309,033	273,836
	Masisa SA	3,130,567	170,155
	Multiexport Foods SA	3,785,079	1,212,939
	Parque Arauco SA	1,961,582	2,526,435
	PAZ Corp. SA	1,106,246	519,939
	Plaza SA	39,231	53,158
	Ripley Corp. SA	2,369,204	493,438
	Salfacorp SA	1,233,378	459,660
	Sigdo Koppers SA	1,164,083	1,610,426

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHILE — (Continued)
	SMU SA	5,617,171	$871,868
	Sociedad Matriz SAAM SA	34,982,176	4,140,199
	Socovesa SA	2,516,932	314,408
	SONDA SA	1,180,254	585,544
	Vina Concha y Toro SA	1,999,834	2,555,428
TOTAL CHILE			29,310,714
CHINA — (26.3%)
	360 DigiTech, Inc., ADR	313,070	7,554,379
*	361 Degrees International Ltd.	3,755,000	1,817,160
Ω	3SBio, Inc.	4,858,000	5,291,445
	5I5J Holding Group Co. Ltd., Class A	700,900	284,854
* ††	A Metaverse Co.	550,000	3,998
# *	AAC Technologies Holdings, Inc.	2,432,000	6,480,775
Ω	AAG Energy Holdings Ltd.	2,416,601	517,767
	Accelink Technologies Co. Ltd., Class A	138,100	356,155
	Addsino Co. Ltd., Class A	242,500	380,958
*	Advanced Technology & Materials Co. Ltd., Class A	163,700	213,949
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	279,103	392,256
*	Agile Group Holdings Ltd.	4,656,000	1,497,782
	Ajisen China Holdings Ltd.	2,398,000	284,133
Ω	Ak Medical Holdings Ltd.	1,776,000	2,019,346
*	Alibaba Pictures Group Ltd.	42,090,000	3,177,265
Ω	A-Living Smart City Services Co. Ltd.	2,406,000	3,044,836
	All Winner Technology Co. Ltd., Class A	125,310	417,717
	Allmed Medical Products Co. Ltd., Class A	90,100	167,999
*	Alpha Group, Class A	298,500	223,603
	Amoy Diagnostics Co. Ltd., Class A	95,269	406,716
*	An Hui Wenergy Co. Ltd., Class A	614,902	404,839
	Angang Steel Co. Ltd., Class H	5,932,999	1,836,172
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	504,048
	Anhui Expressway Co. Ltd., Class H	1,776,000	1,619,670
	Anhui Genuine New Materials Co. Ltd., Class A	91,300	146,819
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	520,729	656,226
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	158,800	211,249
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	322,119	831,065
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	557,137
	Anhui Korrun Co. Ltd., Class A	46,866	117,023
*	Anhui Tatfook Technology Co. Ltd., Class A	82,300	105,739
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	31,100	44,497
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	368,400	441,286
	Anhui Xinhua Media Co. Ltd., Class A	138,900	114,116
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	15,102	435,824
* Ω	Antengene Corp. Ltd.	700,000	461,459
*	Anton Oilfield Services Group	8,368,000	385,971
	Aoshikang Technology Co. Ltd., Class A	82,400	328,993
*	Aotecar New Energy Technology Co. Ltd., Class A	166,300	73,627
*	Aowei Holdings Ltd.	1,451,000	108,716
* ††	Aoyuan Healthy Life Group Co. Ltd.	194,000	17,257
	ApicHope Pharmaceutical Co. Ltd., Class A	95,180	591,184
	APT Satellite Holdings Ltd.	580,000	166,620
	Archermind Technology Nanjing Co. Ltd., Class A	10,000	83,265
# * Ω	Archosaur Games, Inc.	570,000	308,343
	Art Group Holdings Ltd.	320,000	10,001
* Ω	Ascletis Pharma, Inc.	610,000	326,277
	Asia Cement China Holdings Corp.	2,216,500	1,044,057
*	Asia Cuanon Technology Shanghai Co. Ltd., Class A	46,340	90,577
Ω	AsiaInfo Technologies Ltd.	597,200	1,103,380
	AviChina Industry & Technology Co. Ltd., Class H	9,654,000	5,021,159

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bafang Electric Suzhou Co. Ltd., Class A	18,200	$321,880
Ω	BAIC Motor Corp. Ltd., Class H	6,837,500	2,098,836
Ω	BAIOO Family Interactive Ltd.	2,912,000	189,895
	Bank of Chongqing Co. Ltd., Class H	2,506,000	1,384,088
*	Bank of Tianjin Co. Ltd., Class H	100,000	24,366
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	738,100	109,212
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	191,902	153,594
*	Baoye Group Co. Ltd., Class H	1,132,000	561,712
*	Baozun, Inc., Sponsored ADR	142,706	1,085,993
	BBMG Corp., Class H	7,209,000	939,665
	Bear Electric Appliance Co. Ltd., Class A	34,847	357,391
	Befar Group Co. Ltd., Class A	623,900	503,960
	Beibuwan Port Co. Ltd., Class A	176,381	197,315
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	161,350	198,735
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	66,820	504,593
	Beijing Capital Development Co. Ltd., Class A	422,476	362,128
*	Beijing Capital International Airport Co. Ltd., Class H	7,250,000	5,514,027
	Beijing Career International Co. Ltd., Class A	41,600	309,243
	Beijing Certificate Authority Co. Ltd., Class A	77,387	310,476
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	88,000	221,369
	Beijing Ctrowell Technology Corp. Ltd., Class A	39,400	50,589
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	106,100	407,698
*	Beijing Energy International Holding Co. Ltd.	19,934,000	538,945
	Beijing Enterprises Holdings Ltd.	1,690,500	5,740,616
	Beijing Enterprises Water Group Ltd.	14,360,000	3,669,493
	Beijing Funshine Culture Media Group Co. Ltd., Class A	36,000	289,692
* ††	Beijing Gas Blue Sky Holdings Ltd.	11,784,000	142,890
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	368,468	580,905
	Beijing Haixin Energy Technology Co. Ltd., Class A	502,800	319,374
*	Beijing Health Holdings Ltd.	18,966,000	165,548
*	Beijing Hezong Science & Technology Co. Ltd., Class A	202,600	163,230
*	Beijing Hualian Department Store Co. Ltd., Class A	927,300	252,014
*	Beijing Jetsen Technology Co. Ltd., Class A	756,000	536,878
	Beijing Jingneng Clean Energy Co. Ltd., Class H	6,234,000	1,666,435
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	189,200	129,073
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	52,954	219,146
	Beijing North Star Co. Ltd., Class H	4,210,000	499,150
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	707,100	218,017
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	360,754	455,248
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	194,925
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	57,400	139,715
	Beijing Sinnet Technology Co. Ltd., Class A	359,399	478,043
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	304,020
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	104,200	90,177
	Beijing Strong Biotechnologies, Inc., Class A	73,000	181,936
	Beijing SuperMap Software Co. Ltd., Class A	130,017	389,362
*	Beijing Thunisoft Corp. Ltd., Class A	191,900	239,668
#	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	921,000	1,403,200
	Beijing Ultrapower Software Co. Ltd., Class A	476,050	348,040
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	775,000	231,118
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	109,854
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	77,157	175,349
	Beken Corp., Class A	30,400	140,418
	Bengang Steel Plates Co. Ltd., Class A	237,200	109,771
*	Berry Genomics Co. Ltd., Class A	29,100	52,920
	Best Pacific International Holdings Ltd., Class H	978,000	139,643
	Bestsun Energy Co. Ltd., Class A	439,200	286,464

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Better Life Commercial Chain Share Co. Ltd., Class A	186,849	$167,626
	Biem.L.Fdlkk Garment Co. Ltd., Class A	149,299	603,612
*	Billion Industrial Holdings Ltd.	44,000	23,209
	Binjiang Service Group Co. Ltd.	259,000	790,668
	Black Peony Group Co. Ltd., Class A	325,649	340,065
Ω	Blue Moon Group Holdings Ltd.	425,000	278,279
*	Blue Sail Medical Co. Ltd., Class A	252,600	303,381
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	518,700	408,392
Ω	BOC Aviation Ltd.	446,400	3,717,597
	BOE Varitronix Ltd.	1,028,000	2,448,552
*	Bohai Leasing Co. Ltd., Class A	1,263,500	440,404
	Bosideng International Holdings Ltd.	10,818,000	6,028,622
	Bright Dairy & Food Co. Ltd., Class A	289,400	457,678
	Bright Real Estate Group Co. Ltd., Class A	962,280	344,191
	BrightGene Bio-Medical Technology Co. Ltd., Class A	122,955	424,960
* ††	Brilliance China Automotive Holdings Ltd.	8,928,000	5,302,886
	B-Soft Co. Ltd., Class A	348,631	472,943
# *	Burning Rock Biotech Ltd., ADR	5,945	17,300
	BYD Electronic International Co. Ltd.	1,486,000	5,150,703
	C C Land Holdings Ltd.	12,749,015	3,084,630
	C&D International Investment Group Ltd.	1,841,788	5,856,144
	Cabbeen Fashion Ltd.	1,187,000	152,848
	Camel Group Co. Ltd., Class A	209,035	277,355
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	406,800	299,495
	Canny Elevator Co. Ltd., Class A	162,500	187,044
Ω	CanSino Biologics, Inc., Class H	242,600	1,995,959
#	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,296,978
*	Capital Environment Holdings Ltd.	22,400,000	479,258
*	Capitalonline Data Service Co. Ltd., Class A	130,000	199,669
	Carrianna Group Holdings Co. Ltd.	891,257	50,566
	Castech, Inc., Class A	135,800	345,410
Ω	Cathay Media & Education Group, Inc.	158,000	27,038
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	184,500	63,788
	Central China Management Co. Ltd.	3,912,626	414,516
	Central China New Life Ltd.	828,000	372,834
#	Central China Real Estate Ltd.	4,646,683	266,510
	Central China Securities Co. Ltd., Class H	4,292,000	679,760
	CETC Digital Technology Co. Ltd., Class A	166,320	566,792
#	CGN New Energy Holdings Co. Ltd.	5,122,000	1,951,586
	CGN Nuclear Technology Development Co. Ltd., Class A	159,900	192,987
	Chacha Food Co. Ltd., Class A	43,510	294,397
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	315,340
# * Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	86,100	85,492
	Changzhou Qianhong Biopharma Co. Ltd., Class A	299,700	287,408
#	Chaowei Power Holdings Ltd.	2,361,000	688,570
*	Cheetah Mobile, Inc., ADR	20,675	56,237
*	ChemPartner PharmaTech Co. Ltd., Class A	32,200	50,578
*	Chen Lin Education Group Holdings Ltd.	330,000	84,653
*	Cheng De Lolo Co. Ltd., Class A	256,650	339,785
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	310,807
	Chengdu CORPRO Technology Co. Ltd., Class A	111,500	467,732
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	147,800	281,428
	Chengdu Galaxy Magnets Co. Ltd., Class A	105,400	268,238
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	251,017
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	23,125	37,977
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	172,895	445,894
	Chengdu Kanghua Biological Products Co. Ltd., Class A	27,100	361,991
	Chengdu Wintrue Holding Co. Ltd., Class A	239,600	431,676
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	678,257

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chenguang Biotech Group Co. Ltd., Class A	56,100	$154,121
*	Chengzhi Co. Ltd., Class A	183,400	250,865
*	Chiho Environmental Group Ltd.	172,000	15,615
	China Aerospace International Holdings Ltd.	8,284,500	491,944
*	China Agri-Products Exchange Ltd.	45,605	481
	China Aircraft Leasing Group Holdings Ltd.	1,554,500	1,043,066
*	China Anchu Energy Storage Group Ltd.	1,929,000	128,069
	China Bester Group Telecom Co. Ltd., Class A	102,700	172,137
	China BlueChemical Ltd., Class H	7,212,000	1,982,594
# Ω	China Bohai Bank Co. Ltd., Class H	3,052,000	603,510
# *	China Boton Group Co. Ltd.	458,000	162,773
	China CAMC Engineering Co. Ltd., Class A	332,197	411,835
	China Chengtong Development Group Ltd.	734,000	11,314
	China Cinda Asset Management Co. Ltd., Class H	30,589,000	4,342,981
	China Communications Services Corp. Ltd., Class H	9,412,000	3,581,639
*	China Conch Environment Protection Holdings Ltd.	5,086,000	2,226,249
	China Conch Venture Holdings Ltd.	4,875,500	10,346,226
*	China CYTS Tours Holding Co. Ltd., Class A	255,300	566,849
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	2,742,005
*	China Daye Non-Ferrous Metals Mining Ltd.	7,434,000	85,143
	China Design Group Co. Ltd., Class A	82,800	96,837
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	110,000	15,860
# * ††	China Dili Group	12,625,699	797,041
	China Dongxiang Group Co. Ltd.	10,363,985	524,289
Ω	China East Education Holdings Ltd.	1,064,000	813,810
	China Education Group Holdings Ltd.	2,555,000	4,057,080
	China Electronics Huada Technology Co. Ltd.	3,400,000	534,208
#	China Electronics Optics Valley Union Holding Co. Ltd.	11,200,000	558,231
	China Enterprise Co. Ltd., Class A	320,883	145,274
	China Everbright Environment Group Ltd.	14,046,000	6,246,032
# Ω	China Everbright Greentech Ltd.	2,425,000	595,116
	China Everbright Ltd.	3,716,000	2,886,364
	China Film Co. Ltd., Class A	14,700	28,335
*	China Finance Investment Holdings Ltd.	14,000	9,010
* ††	China Financial Services Holdings Ltd.	126,200	5,131
	China Foods Ltd.	4,786,000	1,783,502
	China Gas Holdings Ltd.	3,287,200	5,117,573
	China Glass Holdings Ltd.	3,378,000	553,340
	China Gold International Resources Corp. Ltd.	377,400	1,355,475
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	63,949
	China Hanking Holdings Ltd.	2,807,000	303,909
#	China Harmony Auto Holding Ltd.	3,135,000	461,398
	China Harzone Industry Corp. Ltd., Class A	173,563	194,882
* ††	China High Precision Automation Group Ltd.	1,289,000	37,604
*	China High Speed Railway Technology Co. Ltd., Class A	741,500	267,985
*	China High Speed Transmission Equipment Group Co. Ltd.	1,578,000	742,614
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	16,447,000	998,904
††	China Huiyuan Juice Group Ltd.	4,034,500	180,394
	China International Marine Containers Group Co. Ltd., Class H	2,953,080	2,268,044
	China Jinmao Holdings Group Ltd.	10,459,591	2,402,514
	China Kepei Education Group Ltd.	1,226,000	576,643
	China Leadshine Technology Co. Ltd., Class A	44,000	171,728
	China Lesso Group Holdings Ltd.	4,232,000	4,810,530
	China Lilang Ltd.	2,086,000	1,070,217
* Ω	China Literature Ltd.	1,372,000	7,193,258
# *	China Longevity Group Co. Ltd.	1,076,350	35,278
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	120,350
*	China Medical & HealthCare Group Ltd.	930,000	6,394
	China Medical System Holdings Ltd.	5,268,500	9,094,570

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Meidong Auto Holdings Ltd.	172,000	$426,756
	China Merchants Land Ltd.	7,804,000	586,960
	China Merchants Port Holdings Co. Ltd.	4,575,230	6,413,668
	China Merchants Property Operation & Service Co. Ltd., Class A	48,400	118,206
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,694,000	1,517,743
	China National Accord Medicines Corp. Ltd., Class A	92,006	478,153
	China National Medicines Corp. Ltd., Class A	95,505	435,187
Ω	China New Higher Education Group Ltd.	1,994,000	1,019,973
*	China New Town Development Co. Ltd.	2,323,148	18,583
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	401,000	338,649
	China Nonferrous Mining Corp. Ltd.	1,143,000	624,708
*	China Oil & Gas Group Ltd.	23,578,000	872,577
	China Oriental Group Co. Ltd.	4,262,000	877,054
	China Overseas Grand Oceans Group Ltd.	7,666,434	3,577,321
	China Overseas Property Holdings Ltd.	4,970,000	6,500,900
	China Power International Development Ltd.	19,267,333	8,283,166
* ††	China Properties Group Ltd.	2,045,000	20,291
	China Publishing & Media Co. Ltd., Class A	378,215	279,243
*	China Qinfa Group Ltd.	190,000	6,036
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,168,000	1,761,105
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	180,565
*	China Rare Earth Holdings Ltd.	6,468,799	478,826
	China Reinsurance Group Corp., Class H	19,613,000	1,505,630
Ω	China Renaissance Holdings Ltd.	773,400	1,029,234
	China Resources Cement Holdings Ltd.	9,482,000	5,483,667
	China Resources Medical Holdings Co. Ltd.	3,501,000	2,740,206
Ω	China Resources Pharmaceutical Group Ltd.	5,156,000	3,883,735
	China Risun Group Ltd.	3,457,000	1,668,831
*	China Ruyi Holdings Ltd.	12,096,000	3,234,257
	China Sanjiang Fine Chemicals Co. Ltd.	3,115,000	668,516
	China SCE Group Holdings Ltd.	5,911,200	806,794
	China Science Publishing & Media Ltd., Class A	175,900	317,524
# *	China Shanshui Cement Group Ltd.	30,000	6,659
# * Ω	China Shengmu Organic Milk Ltd.	11,703,000	500,734
	China Shineway Pharmaceutical Group Ltd.	1,331,200	1,242,811
#	China Shuifa Singyes Energy Holdings Ltd.	1,753,000	226,161
*	China Silver Group Ltd.	5,404,000	304,393
# *	China South City Holdings Ltd.	17,588,000	1,279,723
	China Starch Holdings Ltd.	7,505,000	244,911
	China State Construction International Holdings Ltd.	822,000	984,544
	China Sunshine Paper Holdings Co. Ltd.	1,794,000	486,357
	China Suntien Green Energy Corp. Ltd., Class H	6,391,000	2,999,962
	China Taiping Insurance Holdings Co. Ltd.	5,933,400	8,217,945
	China Testing & Certification International Group Co. Ltd., Class A	163,993	312,814
# *	China Tianrui Group Cement Co. Ltd.	256,000	197,199
	China Tianying, Inc., Class A	657,100	538,633
	China Traditional Chinese Medicine Holdings Co. Ltd.	10,816,000	5,182,067
*	China TransInfo Technology Co. Ltd., Class A	351,400	527,147
*	China Travel International Investment Hong Kong Ltd.	9,487,900	2,025,791
	China Tungsten & Hightech Materials Co. Ltd., Class A	177,400	432,142
* ††	China Vered Financial Holding Corp. Ltd.	4,620,000	12,609
	China Water Affairs Group Ltd.	3,782,000	3,287,187
	China West Construction Group Co. Ltd., Class A	135,400	162,045
* ††	China Wood Optimization Holding Ltd.	1,748,000	37,630
	China World Trade Center Co. Ltd., Class A	169,977	427,687
	China XLX Fertiliser Ltd.	1,865,000	1,090,865
	China Yongda Automobiles Services Holdings Ltd.	2,988,500	2,584,509

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
* Ω	China Yuhua Education Corp. Ltd.	5,322,000	$753,387
# *	China ZhengTong Auto Services Holdings Ltd.	6,073,000	551,205
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	387,600	188,585
# * ††	China Zhongwang Holdings Ltd.	8,794,400	353,295
	Chinasoft International Ltd.	9,542,000	8,389,062
*	Chindata Group Holdings Ltd., ADR	41,217	341,689
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	311,600	442,395
	Chongqing Department Store Co. Ltd., Class A	124,000	444,331
*	Chongqing Dima Industry Co. Ltd., Class A	104,100	33,321
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	221,088	590,626
*	Chongqing Iron & Steel Co. Ltd., Class H	1,428,000	168,158
	Chongqing Machinery & Electric Co. Ltd., Class H	4,630,000	383,961
	Chongqing Rural Commercial Bank Co. Ltd., Class H	8,561,000	3,092,639
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	116,326	116,294
	Chongqing Zaisheng Technology Corp. Ltd., Class A	193,120	167,484
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	406,067
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	213,700	252,607
	Chow Tai Seng Jewellery Co. Ltd., Class A	245,100	562,076
	Chu Kong Shipping Enterprises Group Co. Ltd.	1,366,000	193,553
	CIFI Ever Sunshine Services Group Ltd.	2,626,000	1,442,132
	CIMC Enric Holdings Ltd.	2,904,000	3,259,310
Ω	CIMC Vehicles Group Co. Ltd., Class H	19,000	12,460
	Cinda Real Estate Co. Ltd., Class A	782,200	650,966
	Cisen Pharmaceutical Co. Ltd., Class A	154,600	340,093
	CITIC Press Corp., Class A	2,200	7,017
	CITIC Resources Holdings Ltd.	11,024,600	697,450
	City Development Environment Co. Ltd., Class A	98,400	151,274
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	1,170,617
# *	CMGE Technology Group Ltd.	1,716,000	434,919
	CMST Development Co. Ltd., Class A	585,300	443,477
*	CNFinance Holdings Ltd., ADR	46,226	91,990
	COFCO Biotechnology Co. Ltd., Class A	327,200	421,567
	COFCO Joycome Foods Ltd.	7,939,000	2,577,655
	COFCO Sugar Holding Co. Ltd., Class A	155,600	167,019
* ††	Colour Life Services Group Co. Ltd.	1,927,604	57,156
	Comba Telecom Systems Holdings Ltd.	6,502,001	1,247,212
	Concord New Energy Group Ltd.	25,104,964	2,437,933
# *	Confidence Intelligence Holdings Ltd.	54,000	218,138
	Consun Pharmaceutical Group Ltd.	2,208,000	1,165,042
# *	Continental Aerospace Technologies Holding Ltd.	22,083,722	296,138
# *	Coolpad Group Ltd.	18,540,000	163,485
	COSCO SHIPPING Development Co. Ltd., Class H	14,759,000	2,039,436
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,109,436
	COSCO SHIPPING Ports Ltd.	7,515,121	5,685,232
*	Cosmopolitan International Holdings Ltd.	764,000	127,389
	CPMC Holdings Ltd.	2,321,000	1,330,591
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	294,999
# *	Crazy Sports Group Ltd.	10,687,579	337,145
	Crystal Clear Electronic Material Co. Ltd., Class A	96,035	226,074
	CSG Holding Co. Ltd., Class A	344,300	370,308
*	CSG Smart Science&Technology Co. Ltd., Class A	67,600	74,491
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	69,000	174,217
#	CSSC Hong Kong Shipping Co. Ltd.	3,214,000	529,471
	CTS International Logistics Corp. Ltd., Class A	269,120	424,624
*	CWT International Ltd.	24,080,000	230,397
	Da Ming International Holdings Ltd.	880,000	221,541
Ω	Dali Foods Group Co. Ltd.	4,398,000	1,961,197
*	Dalian Bio-Chem Co. Ltd., Class A	60,476	153,265
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	407,163

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dalipal Holdings Ltd.	1,198,000	$365,206
	Dare Power Dekor Home Co. Ltd., Class A	112,600	157,481
	Dashang Co. Ltd., Class A	103,508	269,685
*	Datang International Power Generation Co. Ltd., Class H	10,004,000	1,713,954
	Dawnrays Pharmaceutical Holdings Ltd.	4,735,886	785,280
	Dazhong Transportation Group Co. Ltd., Class A	631,520	297,664
	Dazzle Fashion Co. Ltd., Class A	128,728	297,816
	DBG Technology Co. Ltd., Class A	213,483	310,939
	DeHua TB New Decoration Materials Co. Ltd., Class A	152,716	322,937
	Dexin China Holdings Co. Ltd.	2,227,000	215,547
	Dian Diagnostics Group Co. Ltd., Class A	33,200	131,816
#	Differ Group Auto Ltd.	8,712,000	250,260
	Digital China Group Co. Ltd., Class A	103,530	377,006
	Digital China Holdings Ltd.	3,170,500	1,617,017
	Digital China Information Service Co. Ltd., Class A	276,264	478,352
	Dongfang Electronics Co. Ltd., Class A	225,500	292,564
	Dongfeng Motor Group Co. Ltd., Class H	9,260,000	5,520,965
	Dongguan Aohai Technology Co. Ltd., Class A	35,400	197,391
	Dongguan Development Holdings Co. Ltd., Class A	59,800	83,508
#	Dongjiang Environmental Co. Ltd., Class H	815,375	263,488
	Dongyue Group Ltd.	5,142,000	6,155,857
# *	DouYu International Holdings Ltd., ADR	550,357	1,001,650
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,777,000	618,776
#	E-Commodities Holdings Ltd.	3,836,000	809,101
	Edan Instruments, Inc., Class A	174,700	316,189
	Edifier Technology Co. Ltd., Class A	196,500	286,410
	Edvantage Group Holdings Ltd.	842,945	428,794
	EEKA Fashion Holdings Ltd.	428,000	573,865
	EIT Environmental Development Group Co. Ltd., Class A	55,432	130,873
	Electric Connector Technology Co. Ltd., Class A	85,813	496,728
*	Elion Energy Co. Ltd., Class A	1,074,661	691,393
	Eoptolink Technology, Inc.Ltd., Class A	122,800	458,837
	Era Co. Ltd., Class A	208,900	146,222
	Essex Bio-technology Ltd.	1,240,000	675,739
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	609,484
#	EVA Precision Industrial Holdings Ltd.	4,612,435	690,570
	Everbright Jiabao Co. Ltd., Class A	647,600	320,974
*	EverChina International Holdings Co. Ltd.	13,660,000	290,828
* Ω	Everest Medicines Ltd.	447,500	1,429,797
*	Fang Holdings Ltd., ADR	15,618	9,370
	Fangda Special Steel Technology Co. Ltd., Class A	575,000	525,038
#	Fanhua, Inc., Sponsored ADR	169,955	1,318,851
	Far East Horizon Ltd.	6,821,000	6,161,242
	FAWER Automotive Parts Co. Ltd., Class A	207,900	150,563
*	Feitian Technologies Co. Ltd., Class A	88,100	133,895
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	262,000	546,167
	Fibocom Wireless, Inc., Class A	123,427	383,112
*	FIH Mobile Ltd.	9,771,000	1,036,478
	Financial Street Holdings Co. Ltd., Class A	388,498	301,710
	Financial Street Property Co. Ltd., Class H	20,000	7,399
	FinVolution Group, ADR	376,583	2,067,441
	First Tractor Co. Ltd., Class H	1,033,176	563,963
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	30,172	41,183
	Fosun International Ltd.	930,500	863,918
*	Founder Holdings Ltd.	160,000	10,216
	FriendTimes, Inc.	1,044,000	134,246
	Fu Shou Yuan International Group Ltd.	4,095,000	3,455,224
	Fufeng Group Ltd.	6,360,600	4,463,616
* ††	Fuguiniao Co. Ltd.	1,930,000	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Boss Software Development Co. Ltd., Class A	173,994	$547,958
	Fujian Longking Co. Ltd., Class A	172,500	464,038
	Fujian Star-net Communication Co. Ltd., Class A	134,073	414,058
# *	Fullshare Holdings Ltd.	41,672,500	615,600
	Fulongma Group Co. Ltd., Class A	133,700	181,182
#	Fulu Holdings Ltd.	273,000	174,352
	Fusen Pharmaceutical Co. Ltd.	141,000	23,814
	Gansu Jingyuan Coal Industry & Electricity Power Co. Ltd., Class A	797,700	421,379
	Gansu Qilianshan Cement Group Co. Ltd., Class A	149,233	227,965
	Gansu Shangfeng Cement Co. Ltd., Class A	225,361	410,478
# *	GCL New Energy Holdings Ltd.	1,322,100	197,274
*	GDS Holdings Ltd., Class A	2,008,900	5,858,166
	Gemdale Properties & Investment Corp. Ltd.	26,046,000	2,257,947
*	Gem-Year Industrial Co. Ltd., Class A	126,000	89,152
Ω	Genertec Universal Medical Group Co. Ltd.	4,264,000	2,613,088
*	Genimous Technology Co. Ltd., Class A	330,115	275,754
	GEPIC Energy Development Co. Ltd., Class A	193,100	152,116
	Getein Biotech, Inc., Class A	174,696	336,434
*	Glorious Property Holdings Ltd.	11,042,501	119,518
*	Glory Health Industry Ltd.	4,513,000	126,257
#	Glory Sun Financial Group Ltd.	535,798	27,778
	Goldcard Smart Group Co. Ltd.	147,600	245,607
*	Golden Eagle Retail Group Ltd.	2,637,000	1,378,824
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	229,634
	GoldenHome Living Co. Ltd., Class A	52,892	270,151
	Goldenmax International Group Ltd., Class A	117,100	145,052
	Goldlion Holdings Ltd.	1,322,962	239,346
	Goldpac Group Ltd.	1,374,000	286,556
# *	GOME Retail Holdings Ltd.	34,090,000	610,561
*	Gosuncn Technology Group Co. Ltd., Class A	352,291	173,652
*	Grand Baoxin Auto Group Ltd.	3,688,492	210,256
*	Grand Industrial Holding Group Co. Ltd.	106,700	152,755
#	Grand Pharmaceutical Group Ltd., Class L	4,069,500	2,536,134
	Grandblue Environment Co. Ltd., Class A	163,495	440,813
*	Grandjoy Holdings Group Co. Ltd., Class A	387,500	215,561
*	Greattown Holdings Ltd., Class A	778,800	382,969
*	Greatview Aseptic Packaging Co. Ltd.	2,628,000	723,935
	Greenland Hong Kong Holdings Ltd.	4,301,000	411,779
	Greentown China Holdings Ltd.	3,365,148	4,961,480
Ω	Greentown Management Holdings Co. Ltd.	1,911,000	1,578,673
#	Greentown Service Group Co. Ltd.	5,616,000	4,099,998
	Grinm Advanced Materials Co. Ltd., Class A	153,300	314,381
	Guangdong Advertising Group Co. Ltd., Class A	232,900	167,367
	Guangdong Aofei Data Technology Co. Ltd., Class A	225,200	338,450
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	585,600	561,652
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	329,500	440,333
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	301,976
	Guangdong Dongpeng Holdings Co. Ltd.	171,200	238,953
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	349,564
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	197,000	207,160
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	113,600	340,385
*	Guangdong Highsun Group Co. Ltd., Class A	256,300	89,265
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	324,900	188,094
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	70,200	107,000
	Guangdong Hybribio Biotech Co. Ltd., Class A	62,771	165,722
#	Guangdong Investment Ltd.	5,830,000	6,333,822
	Guangdong Land Holdings Ltd.	1,456,800	146,961
	Guangdong Provincial Expressway Development Co. Ltd., Class A	326,787	377,291

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Shirongzhaoye Co. Ltd., Class A	333,100	$300,978
	Guangdong Sirio Pharma Co. Ltd., Class A	6,200	31,600
	Guangdong South New Media Co. Ltd., Class A	56,100	311,726
	Guangdong Tapai Group Co. Ltd., Class A	239,500	271,302
	Guangdong Topstar Technology Co. Ltd., Class A	56,500	136,899
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	169,630	458,135
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	836,400	362,403
*	Guangshen Railway Co. Ltd., Class H	6,028,000	1,053,721
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	455,112
	Guangxi LiuYao Group Co. Ltd., Class A	119,980	358,521
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	920,480	368,543
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	482,000	1,407,806
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	99,900	285,794
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	176,900	173,288
	Guangzhou Jet Biofiltration Co. Ltd., Class A	11,490	44,573
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	167,205
	Guangzhou Restaurant Group Co. Ltd., Class A	66,240	246,615
	Guangzhou Wondfo Biotech Co. Ltd., Class A	87,800	415,085
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	326,400	398,629
	Guizhou Gas Group Corp. Ltd., Class A	223,900	268,085
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	434,796	455,187
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	393,900	291,682
#	Guolian Securities Co. Ltd., Class H	1,395,500	771,077
	Guomai Technologies, Inc., Class A	185,400	220,426
*	Guosheng Financial Holding, Inc., Class A	375,600	527,491
# * Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	2,440,865
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	58,020	235,671
*	Hainan Meilan International Airport Co. Ltd., Class H	689,000	2,079,483
	Hainan Poly Pharm Co. Ltd., Class A	88,400	347,943
	Hainan Strait Shipping Co. Ltd., Class A	370,150	312,257
	Haitian International Holdings Ltd.	2,497,000	7,663,178
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	1,446,000	171,737
*	Hand Enterprise Solutions Co. Ltd., Class A	189,200	272,280
	Hangcha Group Co. Ltd., Class A	239,388	688,961
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	498,277
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	27,900	94,992
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	19,539	142,877
	Hangzhou Onechance Tech Corp., Class A	51,270	213,131
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	69,953
	Harbin Boshi Automation Co. Ltd., Class A	272,200	634,622
*	Harbin Electric Co. Ltd., Class H	3,089,413	1,585,890
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	509,600	198,854
*	Harbin Pharmaceutical Group Co. Ltd., Class A	854,900	399,438
* ††	Harmonicare Medical Holdings Ltd.	2,321,000	0
	HBIS Resources Co. Ltd., Class A	181,600	403,093
* Ω	HBM Holdings Ltd.	1,037,000	433,019
*	HC Group, Inc.	123,500	6,215
	Health & Happiness H&H International Holdings Ltd.	861,000	1,606,173
*	Healthcare Co. Ltd., Class A	79,400	131,875
*	Hebei Construction Group Corp. Ltd., Class H	105,000	12,318
	Hefei Urban Construction Development Co. Ltd., Class A	29,500	31,657
#	Hello Group, Inc., Sponsored ADR	604,255	6,193,614
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	38,800	132,191
	Henan Lingrui Pharmaceutical Co., Class A	160,300	331,006
	Henan Pinggao Electric Co. Ltd., Class A	342,000	439,854
*	Henan Senyuan Electric Co. Ltd., Class A	65,900	45,718
	Henan Thinker Automatic Equipment Co. Ltd., Class A	61,387	148,176
*	Henan Yicheng New Energy Co. Ltd., Class A	530,100	471,200
	Henan Yuguang Gold & Lead Co. Ltd., Class A	184,400	158,158

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Henan Yuneng Holdings Co. Ltd., Class A	197,300	$149,872
	Henan Zhongyuan Expressway Co. Ltd., Class A	907,923	406,517
	Hengan International Group Co. Ltd.	2,254,500	11,090,691
# *	Hengdeli Holdings Ltd.	12,009,399	322,385
	Hexing Electrical Co. Ltd., Class A	181,690	504,698
*	Hi Sun Technology China Ltd.	9,243,000	1,038,044
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	2,131,766
*	Holitech Technology Co. Ltd., Class A	776,200	343,081
	Homeland Interactive Technology Ltd.	50,000	10,081
*	Hongda Xingye Co. Ltd., Class A	712,200	321,151
*	Honghua Group Ltd.	13,583,000	434,090
*	Hongli Zhihui Group Co. Ltd., Class A	165,600	182,123
* †† Ω	Honworld Group Ltd.	1,105,500	119,839
Ω	Hope Education Group Co. Ltd.	9,156,000	936,833
	Hopson Development Holdings Ltd.	3,432,596	4,068,505
* Ω	Hua Hong Semiconductor Ltd.	2,229,000	8,619,099
*	Hua Yin International Holdings Ltd.	960,000	50,788
	Huaan Securities Co. Ltd., Class A	847,366	629,540
	Huabao Flavours & Fragrances Co. Ltd., Class A	18,600	67,725
#	Huadian Power International Corp. Ltd., Class H	4,382,000	1,754,103
*	Huafon Microfibre Shanghai Technology Co. Ltd.	475,200	289,399
	Huafu Fashion Co. Ltd., Class A	522,852	242,691
# *	Huanxi Media Group Ltd.	2,850,000	440,138
	Huapont Life Sciences Co. Ltd., Class A	498,900	397,641
*	Huawen Media Group, Class A	181,300	68,840
*	Huaxi Holdings Co. Ltd.	560,000	119,104
#	Huazhong In-Vehicle Holdings Co. Ltd.	2,112,000	713,261
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	800,969	393,683
	Huishang Bank Corp. Ltd., Class H	34,000	10,709
	Hunan Aihua Group Co. Ltd., Class A	132,187	540,492
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	208,900	109,322
	Hunan Gold Corp. Ltd., Class A	22,200	51,821
# *	HUYA, Inc., ADR	319,901	1,759,455
* Ω	Hygeia Healthcare Holdings Co. Ltd.	1,068,800	8,482,662
*	Hytera Communications Corp. Ltd., Class A	439,400	369,379
*	HyUnion Holding Co. Ltd., Class A	258,400	317,071
*	IAT Automobile Technology Co. Ltd., Class A	48,400	89,090
*	IBO Technology Co. Ltd.	784,000	173,605
* Ω	iDreamSky Technology Holdings Ltd.	2,198,400	1,103,054
Ω	IMAX China Holding, Inc.	386,000	516,551
	Infore Environment Technology Group Co. Ltd., Class A	493,200	356,980
# * Ω	Ingdan, Inc.	2,236,000	497,010
*	Inkeverse Group Ltd.	387,000	51,462
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,912,700	1,007,377
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	372,400	366,366
	Inner Mongolia Yitai Coal Co. Ltd., Class H	538,700	764,491
*	Innuovo Technology Co. Ltd., Class A	364,600	403,396
*	Inspur International Ltd.	1,856,000	1,141,904
*	Inspur Software Co. Ltd., Class A	10,900	25,065
	Intco Medical Technology Co. Ltd., Class A	129,227	479,203
# * Ω	International Alliance Financial Leasing Co. Ltd.	2,040,000	4,422,737
#	Intron Technology Holdings Ltd.	355,000	249,723
*	iQIYI, Inc., ADR	784,425	5,255,647
	IReader Technology Co. Ltd., Class A	103,700	252,929
*	IRICO Group New Energy Co. Ltd., Class H	107,700	144,611
	IVD Medical Holding Ltd.	291,000	72,454
	Jack Technology Co. Ltd., Class A	137,400	418,672
* Ω	Jacobio Pharmaceuticals Group Co. Ltd.	254,100	207,998
	Jade Bird Fire Co. Ltd., Class A	88,180	430,680

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jenkem Technology Co. Ltd., Class A	14,415	$372,313
*	JH Educational Technology, Inc.	1,052,000	179,329
*	Jiajiayue Group Co. Ltd., Class A	136,899	242,684
	Jiangling Motors Corp. Ltd., Class A	152,600	341,108
*	Jiangnan Group Ltd.	13,956,000	340,758
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	88,940
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	52,100	401,277
	Jiangsu Canlon Building Materials Co. Ltd., Class A	49,800	105,640
	Jiangsu Chuanzhiboke Education Technology Co. Ltd., Class A	22,300	58,412
*	Jiangsu Etern Co. Ltd., Class A	132,100	77,650
	Jiangsu Expressway Co. Ltd., Class H	2,660,000	2,619,782
	Jiangsu Guomao Reducer Co. Ltd., Class A	94,000	312,683
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	557,305
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	28,500	51,329
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	101,300	299,788
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	721,920	450,116
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	138,800	445,334
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	192,140	620,256
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	231,407	160,682
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	26,000	145,490
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	81,552	151,577
	Jiangsu Shagang Co. Ltd., Class A	490,300	312,745
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	223,800	483,167
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	61,427	239,408
	Jiangsu Sopo Chemical Co., Class A	128,801	172,089
	Jiangsu ToLand Alloy Co. Ltd., Class A	52,950	378,279
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	643,810	457,781
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,256,600	495,649
	Jiangxi Bank Co. Ltd., Class H	325,000	42,618
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	41,200	79,983
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	131,600	246,298
	Jiangxi Wannianqing Cement Co. Ltd., Class A	131,130	174,505
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	36,204	152,576
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	441,950
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	189,534	162,215
	Jiayou International Logistics Co. Ltd., Class A	29,540	104,383
*	Jilin Chemical Fibre, Class A	180,200	132,043
*	Jilin Electric Power Co. Ltd., Class A	584,300	524,185
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	37,343
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	436,800	150,149
#	Jinchuan Group International Resources Co. Ltd.	11,989,000	1,181,781
	Jinduicheng Molybdenum Co. Ltd., Class A	443,920	940,180
* ††	Jingrui Holdings Ltd.	2,219,000	62,259
	Jingwei Textile Machinery Co. Ltd., Class A	284,500	448,233
	Jinhui Liquor Co. Ltd., Class A	111,000	415,219
	Jinke Smart Services Group Co. Ltd., Class H	68,100	120,979
# *	JinkoSolar Holding Co. Ltd., ADR	157,507	8,880,245
*	Jinlei Technology Co. Ltd., Class A	47,000	321,138
*	Jinmao Property Services Co. Ltd.	122,779	75,813
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	722,972	1,379,186
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	269,631
	Jinneng Science&Technology Co. Ltd., Class A	176,300	256,528
Ω	Jiumaojiu International Holdings Ltd.	2,036,000	5,216,599
	Jiuzhitang Co. Ltd., Class A	287,600	393,039
	JNBY Design Ltd.	762,000	988,401
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	553,010
*	Joy City Property Ltd.	18,082,000	851,676
# *	Joy Spreader Group, Inc.	3,229,000	655,954
	Joyoung Co. Ltd., Class A	158,340	436,909

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	JOYY, Inc., ADR	44,180	$1,576,342
Ω	JS Global Lifestyle Co. Ltd.	2,765,000	3,343,650
	JSTI Group, Class A	213,888	186,057
	Ju Teng International Holdings Ltd.	4,732,000	920,635
	Jushri Technologies, Inc., Class A	37,980	76,716
# * Ω	JW Cayman Therapeutics Co. Ltd.	423,500	287,441
	JY Grandmark Holdings Ltd.	431,000	74,242
*	Kaiser China Cultural Co. Ltd., Class A	278,000	201,936
*	Kaishan Group Co. Ltd., Class A	117,900	282,361
* Ω	Kangda International Environmental Co. Ltd.	3,143,000	220,298
	Kangji Medical Holdings Ltd.	886,500	1,051,339
*	Kasen International Holdings Ltd.	3,137,000	155,768
	Keda Industrial Group Co. Ltd., Class A	71,400	170,287
*	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	523,821
	Kinetic Development Group Ltd.	2,496,000	203,839
	Kingboard Holdings Ltd.	2,616,921	10,689,697
	Kingboard Laminates Holdings Ltd.	3,778,000	4,606,585
	KingClean Electric Co. Ltd., Class A	9,440	43,551
	Kingsoft Corp. Ltd.	3,366,000	12,393,745
*	Ko Yo Chemical Group Ltd.	808,000	16,420
	Konka Group Co. Ltd., Class A	409,684	286,462
	KPC Pharmaceuticals, Inc., Class A	259,500	648,938
	Kunlun Energy Co. Ltd.	12,688,000	10,006,453
	Kunlun Tech Co. Ltd., Class A	210,855	514,334
	Kunming Yunnei Power Co. Ltd., Class A	333,300	134,324
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	167,800	178,571
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	40,100	393,167
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	78,245	202,289
# *	KWG Group Holdings Ltd.	4,971,450	1,320,736
#	KWG Living Group Holdings Ltd.	3,815,225	896,172
*	Lakala Payment Co. Ltd., Class A	162,100	404,509
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	310,200	320,338
*	Launch Tech Co. Ltd., Class H	20,000	6,066
	Lee & Man Chemical Co. Ltd.	920,785	786,674
	Lee & Man Paper Manufacturing Ltd.	5,074,000	2,223,316
	Lee's Pharmaceutical Holdings Ltd.	1,146,000	280,323
Ω	Legend Holdings Corp., Class H	1,760,900	2,062,454
*	Leo Group Co. Ltd., Class A	1,533,542	421,098
*	LexinFintech Holdings Ltd., ADR	397,731	1,320,467
	Leyard Optoelectronic Co. Ltd., Class A	582,800	527,973
	Lianhe Chemical Technology Co. Ltd., Class A	139,300	362,440
	Liao Ning Oxiranchem, Inc., Class A	97,100	125,128
	Liaoning Port Co. Ltd., Class H	650,000	59,893
	Lier Chemical Co. Ltd., Class A	168,180	471,181
*	Lifestyle China Group Ltd.	1,804,000	244,454
*	Lifetech Scientific Corp.	15,008,000	5,985,178
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	408,100	194,518
	Lingyuan Iron & Steel Co. Ltd., Class A	490,702	162,201
	Liuzhou Iron & Steel Co. Ltd., Class A	559,680	311,371
#	Livzon Pharmaceutical Group, Inc., Class H	641,903	2,186,295
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	113,500	472,033
#	LK Technology Holdings Ltd.	1,531,500	1,786,390
	Loncin Motor Co. Ltd., Class A	724,300	578,315
	Long Yuan Construction Group Co. Ltd., Class A	398,400	340,171
	Longhua Technology Group Luoyang Co. Ltd., Class A	171,400	215,012
	Lonking Holdings Ltd.	9,159,000	1,871,333
	Luenmei Quantum Co. Ltd., Class A	273,312	266,270
	Luolai Lifestyle Technology Co. Ltd., Class A	144,040	251,700
*	Luoniushan Co. Ltd., Class A	181,128	186,896

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	247,500	$297,606
# *	Luoyang Glass Co. Ltd., Class H	784,000	965,882
	Lushang Health Industry Development Co. Ltd., Class A	227,000	377,163
# * Ω	Luye Pharma Group Ltd.	6,966,500	3,578,663
*	LVGEM China Real Estate Investment Co. Ltd.	1,136,000	188,225
	Maanshan Iron & Steel Co. Ltd., Class H	4,056,048	990,334
	Maccura Biotechnology Co. Ltd., Class A	132,661	363,512
* Ω	Maoyan Entertainment	1,525,600	1,918,081
*	Markor International Home Furnishings Co. Ltd., Class A	520,780	226,246
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	136,525	482,364
* Ω	Meitu, Inc.	8,058,500	1,999,692
	M-Grass Ecology & Environment Group Co. Ltd., Class A	120,300	58,887
Ω	Midea Real Estate Holding Ltd.	268,400	407,520
	Min Xin Holdings Ltd.	730,000	256,879
	Ming Yuan Cloud Group Holdings Ltd.	1,542,000	1,449,233
*	Mingfa Group International Co. Ltd.	4,181,000	200,111
	Minmetals Land Ltd.	8,218,000	582,655
Ω	Minsheng Education Group Co. Ltd.	780,000	51,858
	Minth Group Ltd.	2,963,000	8,696,411
	MLS Co. Ltd., Class A	322,200	415,480
*	MMG Ltd.	10,862,999	3,521,577
* Ω	Mobvista, Inc.	236,000	136,001
	Monalisa Group Co. Ltd., Class A	93,400	280,062
*	Montnets Cloud Technology Group Co. Ltd., Class A	73,670	133,299
	MYS Group Co. Ltd., Class A	215,887	123,280
* ††	Nan Hai Corp. Ltd.	24,100,000	40,263
	NanJi E-Commerce Co. Ltd., Class A	534,600	371,873
	Nanjing Chervon Auto Precision Technology Co. Ltd., Class A	20,700	68,750
	Nanjing Hanrui Cobalt Co. Ltd., Class A	59,700	388,797
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	63,904
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	224,500	304,775
	Nanjing Yunhai Special Metals Co. Ltd., Class A	164,900	543,870
*	Natural Food International Holding Ltd., Class H	314,000	25,250
	NetDragon Websoft Holdings Ltd.	973,500	2,261,279
	Netjoy Holdings Ltd.	120,000	24,079
* Ω	New Century Healthcare Holding Co. Ltd.	35,000	2,557
	New Hope Dairy Co. Ltd., Class A	23,600	46,284
*	New World Department Store China Ltd.	1,787,462	195,948
*	Newborn Town, Inc.	370,000	94,547
	Newland Digital Technology Co. Ltd., Class A	251,800	530,922
	Nexteer Automotive Group Ltd.	3,410,000	2,480,507
	Nine Dragons Paper Holdings Ltd.	6,261,000	5,612,705
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	111,814	98,490
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	60,500	265,645
	Ningbo Huaxiang Electronic Co. Ltd., Class A	181,338	412,294
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	48,600	119,592
	Ningbo Yunsheng Co. Ltd., Class A	340,100	615,154
	Ningxia Jiaze New Energy Co. Ltd., Class A	574,100	334,817
*	Niu Technologies, Sponsored ADR	109,628	590,895
*	Noah Holdings Ltd., Sponsored ADR	114,353	2,164,702
	Norinco International Cooperation Ltd., Class A	350,186	463,921
	North Huajin Chemical Industries Co. Ltd., Class A	342,500	368,612
	Northeast Pharmaceutical Group Co. Ltd., Class A	218,903	197,893
	Northeast Securities Co. Ltd., Class A	437,410	450,056
	Northking Information Technology Co. Ltd., Class A	99,966	429,163
	NSFOCUS Technologies Group Co. Ltd., Class A	196,548	364,874
# *	NVC International Holdings Ltd.	1,770,000	23,502
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	102,380	148,222
*	Oceanwide Holdings Co. Ltd., Class A	1,587,777	308,210

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
# * Ω	Ocumension Therapeutics	150,500	$212,363
	Olympic Circuit Technology Co. Ltd., Class C	123,835	296,715
	Opple Lighting Co. Ltd., Class A	104,330	259,546
	ORG Technology Co. Ltd., Class A	660,320	491,397
*	Orient Group, Inc., Class A	758,900	278,033
	Oriental Energy Co. Ltd., Class A	345,700	475,067
*	Ourpalm Co. Ltd., Class A	789,500	398,472
*	Overseas Chinese Town Asia Holdings Ltd.	950,183	107,718
	Pacific Online Ltd.	1,798,365	187,929
*	Pacific Securities Co. Ltd., Class A	1,476,371	604,917
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	96,358	336,137
	PAX Global Technology Ltd.	2,927,000	2,766,457
	PCI Technology Group Co. Ltd., Class A	396,540	337,817
* Ω	Peijia Medical Ltd.	1,015,000	1,622,556
#	Perennial Energy Holdings Ltd.	1,325,000	176,364
	PharmaBlock Sciences Nanjing, Inc., Class A	3,400	42,192
	PhiChem Corp., Class A	161,226	438,774
*	Phoenix Media Investment Holdings Ltd.	6,320,000	282,522
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,463,900	3,876,403
*	PNC Process Systems Co. Ltd., Class A	51,500	294,627
*	Polaris Bay Group Co. Ltd., Class A	155,400	169,403
	Poly Property Group Co. Ltd.	8,981,500	2,131,846
	Poly Property Services Co. Ltd., Class H	493,200	3,498,403
Ω	Pop Mart International Group Ltd.	91,400	296,367
	Pou Sheng International Holdings Ltd.	10,648,806	1,275,597
#	Prinx Chengshan Holding Ltd.	149,000	127,498
*	Pujiang International Group Ltd.	288,000	22,488
# *	PW Medtech Group Ltd.	3,468,000	280,093
# *	Q Technology Group Co. Ltd.	1,718,000	1,164,399
	Qingdao East Steel Tower Stock Co. Ltd., Class A	182,800	250,654
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	158,122	331,315
	Qingdao Gon Technology Co. Ltd., Class A	87,300	399,231
	Qingdao Hanhe Cable Co. Ltd., Class A	820,300	521,567
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	46,153	203,655
Ω	Qingdao Port International Co. Ltd., Class H	461,000	229,061
	Qingdao Rural Commercial Bank Corp., Class A	900,600	393,887
	Qingdao Topscomm Communication, Inc., Class A	182,700	265,875
	Qingling Motors Co. Ltd., Class H	3,834,000	557,408
	Qinhuangdao Port Co. Ltd., Class H	2,885,500	438,194
*	Qudian, Inc., Sponsored ADR	96,525	119,691
#	Radiance Holdings Group Co. Ltd.	90,000	47,077
	Rainbow Digital Commercial Co. Ltd., Class A	356,250	328,671
*	Raisecom Technology Co. Ltd., Class A	133,429	141,532
*	Rastar Group, Class A	295,400	132,266
	Realcan Pharmaceutical Group Co. Ltd., Class A	513,200	310,820
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,438,920	691,332
# * Ω	Redco Properties Group Ltd.	5,362,000	1,052,361
* Ω	Remegen Co. Ltd., Class H	249,500	2,017,482
	Renhe Pharmacy Co. Ltd., Class A	409,700	389,944
	Rianlon Corp., Class A	37,450	306,072
	Richinfo Technology Co. Ltd., Class A	101,800	276,256
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	320,533
	Road King Infrastructure Ltd.	1,138,000	565,613
	Rongan Property Co. Ltd., Class A	916,500	443,232
	Ruida Futures Co. Ltd., Class A	60,000	140,455
	Runjian Co. Ltd., Class A	50,400	341,614
	Sai Micro Electronics, Inc., Class A	79,200	192,180
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	321,008	173,843
	Sanquan Food Co. Ltd., Class A	115,000	294,025

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	$429,235
	Sansure Biotech, Inc., Class A	114,174	388,437
	Sanxiang Impression Co. Ltd., Class A	36,100	25,697
	Sany Heavy Equipment International Holdings Co. Ltd.	4,319,000	4,363,055
*	Saurer Intelligent Technology Co. Ltd., Class A	417,200	181,495
# *	Seazen Group Ltd.	7,440,571	2,899,081
#	S-Enjoy Service Group Co. Ltd.	922,000	989,454
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	446,990	482,888
	Shaanxi Construction Machinery Co. Ltd., Class A	134,660	124,248
	Shandong Bohui Paper Industrial Co. Ltd., Class A	238,603	290,702
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	554,433
	Shandong Dawn Polymer Co. Ltd., Class A	71,300	186,473
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	221,200	428,527
	Shandong Head Group Co. Ltd., Class A	68,160	256,854
# *	Shandong Hi-Speed New Energy Group Ltd.	59,768,570	450,097
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	278,700	317,647
	Shandong Humon Smelting Co. Ltd., Class A	230,600	395,989
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	55,100	192,030
*	Shandong Longda Meishi Co. Ltd., Class A	172,910	230,702
# *	Shandong Molong Petroleum Machinery Co. Ltd., Class H	752,400	273,026
	Shandong New Beiyang Information Technology Co. Ltd., Class A	207,300	219,698
	Shandong Publishing & Media Co. Ltd., Class A	303,000	287,921
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	5,751,600	9,561,344
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	490,656
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,366,956	639,931
	Shanghai AJ Group Co. Ltd., Class A	426,800	367,954
	Shanghai AtHub Co. Ltd., Class A	77,900	323,137
	Shanghai Baolong Automotive Corp., Class A	24,400	181,501
	Shanghai Belling Co. Ltd., Class A	128,646	365,336
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	94,439	257,095
	Shanghai Environment Group Co. Ltd., Class A	184,073	250,359
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	778,000	3,242,970
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,054,000	451,774
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	43,800	355,840
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	40,600	184,393
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	92,600	370,163
# Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	145,900	793,267
	Shanghai Industrial Development Co. Ltd., Class A	447,650	241,069
	Shanghai Industrial Holdings Ltd.	1,807,000	2,435,387
	Shanghai Industrial Urban Development Group Ltd.	9,707,000	743,436
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	313,452
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	98,000	337,248
	Shanghai Liangxin Electrical Co. Ltd., Class A	203,965	438,536
	Shanghai Maling Aquarius Co. Ltd., Class A	310,225	374,243
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	134,034	239,435
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	490,383
	Shanghai Moons' Electric Co. Ltd., Class A	76,760	493,435
	Shanghai Pioneer Holding Ltd.	1,781,000	503,013
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	415,651
	Shanghai QiFan Cable Co. Ltd., Class A	42,500	176,835
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	19,300	60,127
*	Shanghai Runda Medical Technology Co. Ltd., Class A	32,500	54,417
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	332,033	488,822
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	41,900	190,417
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	127,300	167,416
	Shanghai Tunnel Engineering Co. Ltd., Class A	81,350	65,271
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	331,868
	Shanghai Weaver Network Co. Ltd., Class A	39,329	348,737
	Shanghai Yaoji Technology Co. Ltd., Class A	71,600	162,370

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	$92,849
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	238,400	193,717
	Shanxi Blue Flame Holding Co. Ltd., Class A	189,900	253,824
	Shanxi Coking Co. Ltd., Class A	462,417	395,982
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	308,400	650,852
	Shanying International Holding Co. Ltd., Class A	1,207,015	450,849
*	Shengda Resources Co. Ltd., Class A	221,907	453,619
	Shenguan Holdings Group Ltd.	1,628,000	68,533
	Shengyuan Environmental Protection Co. Ltd., Class A	62,200	167,593
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	21,100	445,799
	Shenzhen Agricultural Products Group Co. Ltd., Class A	473,032	392,975
	Shenzhen Airport Co. Ltd., Class A	560,000	618,852
	Shenzhen Aisidi Co. Ltd., Class A	254,900	355,838
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	272,700	156,912
*	Shenzhen Center Power Tech Co. Ltd., Class A	76,600	215,675
	Shenzhen Cereals Holdings Co. Ltd., Class A	51,400	59,255
	Shenzhen Changhong Technology Co. Ltd., Class A	139,800	474,651
	Shenzhen Click Technology Co. Ltd., Class A	76,799	224,823
	Shenzhen Colibri Technologies Co. Ltd., Class A	17,400	49,969
*	Shenzhen Das Intellitech Co. Ltd., Class A	657,611	384,530
	Shenzhen Desay Battery Technology Co., Class A	92,288	652,310
	Shenzhen Envicool Technology Co. Ltd., Class A	76,860	408,056
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	307,518	584,176
	Shenzhen Expressway Corp. Ltd., Class H	2,628,400	2,403,370
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	19,799	472,798
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,000	249,080
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	101,500	245,466
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	386,055
	Shenzhen Heungkong Holding Co. Ltd., Class A	1,466,160	412,827
	Shenzhen Huaqiang Industry Co. Ltd., Class A	80,800	148,808
	Shenzhen International Holdings Ltd.	5,434,792	5,302,429
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	9,238
	Shenzhen Investment Ltd.	12,727,720	2,497,905
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	157,634	213,630
	Shenzhen Jinjia Group Co. Ltd., Class A	309,800	356,246
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	113,162
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	22,500	44,546
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	63,500	79,063
	Shenzhen Leaguer Co. Ltd., Class A	119,000	153,426
	Shenzhen Megmeet Electrical Co. Ltd., Class A	132,228	555,268
	Shenzhen Microgate Technology Co. Ltd., Class A	188,700	274,969
*	Shenzhen MTC Co. Ltd., Class A	786,800	460,268
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	283,475
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	264,600	151,295
	Shenzhen Noposion Agrochemicals Co. Ltd., Class A	186,200	155,109
	Shenzhen Properties & Resources Development Group Ltd., Class A	76,600	129,412
	Shenzhen Sunline Tech Co. Ltd., Class A	229,100	382,769
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,608	285,990
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	299,700	474,862
	Shenzhen Sunway Communication Co. Ltd., Class A	153,482	398,708
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	272,167
	Shenzhen Topband Co. Ltd., Class A	103,800	187,494
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	5,600	25,317
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	256,400	269,351
*	Shenzhen World Union Group, Inc., Class A	613,800	293,564
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	369,168	292,979
	Shenzhen Yinghe Technology Co. Ltd., Class A	121,600	364,464
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	238,000	327,354
	Shenzhen Zhenye Group Co. Ltd., Class A	410,400	344,115

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,072,800	$707,686
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	320,176
* ††	Shimao Group Holdings Ltd.	1,317,500	278,499
	Shinva Medical Instrument Co. Ltd., Class A	138,680	511,796
	Shoucheng Holdings Ltd.	9,427,600	2,266,536
	Shougang Fushan Resources Group Ltd.	8,021,128	2,905,428
*	Shouhang High-Tech Energy Co. Ltd., Class A	719,800	395,469
	Shui On Land Ltd.	13,955,143	1,890,109
	Sichuan Expressway Co. Ltd., Class H	3,998,000	969,386
	Sichuan Furong Technology Co. Ltd., Class A	55,070	131,949
*	Sichuan Haite High-tech Co. Ltd., Class A	124,976	165,833
	Sichuan Hexie Shuangma Co. Ltd., Class A	59,237	230,339
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	133,900	369,713
*	Sichuan Lutianhua Co. Ltd., Class A	246,800	181,934
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	90,600	234,315
#	Sihuan Pharmaceutical Holdings Group Ltd.	14,226,000	1,821,508
*	Silver Grant International Holdings Group Ltd.	6,192,000	276,970
Ω	Simcere Pharmaceutical Group Ltd.	1,664,000	2,306,788
# *	Sinco Pharmaceuticals Holdings Ltd.	1,636,000	83,768
* ††	Sinic Holdings Group Co. Ltd., Class H	235,000	2,811
	Sino Wealth Electronic Ltd., Class A	69,405	435,258
	Sinochem International Corp., Class A	391,600	414,699
	Sinofert Holdings Ltd.	8,829,327	1,218,307
* ††	Sino-I Technology Ltd.	3,950,000	3,778
*	Sinolink Worldwide Holdings Ltd.	15,827,440	371,392
	Sinomach Automobile Co. Ltd., Class A	342,600	482,440
	Sino-Ocean Group Holding Ltd.	12,465,000	1,876,122
	Sinopec Engineering Group Co. Ltd., Class H	6,040,000	3,044,564
	Sinopec Kantons Holdings Ltd.	4,360,000	1,548,163
*	Sinopec Oilfield Service Corp., Class H	8,788,000	684,896
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	12,030,000	2,150,055
	Sinopharm Group Co. Ltd., Class H	3,242,400	7,947,096
	Sino-Platinum Metals Co. Ltd., Class A	147,084	360,699
	Sinoseal Holding Co. Ltd., Class A	39,200	242,217
	Sinosteel Engineering & Technology Co. Ltd., Class A	304,000	290,640
	Sinotrans Ltd., Class H	8,133,000	2,805,468
	Sinotruk Hong Kong Ltd.	2,630,500	4,548,005
	Skyworth Group Ltd.	6,138,266	3,932,350
	Sobute New Materials Co. Ltd., Class A	59,005	145,003
*	SOHO China Ltd.	7,927,500	1,535,897
*	Sohu.com Ltd., ADR	16,885	272,186
	Solargiga Energy Holdings Ltd.	6,367,000	227,156
*	South Manganese Investment Ltd.	2,312,000	216,090
*	So-Young International, Inc., ADR	83,482	235,419
	SSY Group Ltd.	5,629,152	3,501,883
*	STO Express Co. Ltd., Class A	234,245	363,345
	Sumavision Technologies Co. Ltd., Class A	346,900	267,255
	Sun Art Retail Group Ltd.	7,172,500	2,896,836
*	Sun King Technology Group Ltd.	4,158,000	1,117,806
	Sun-Create Electronics Co. Ltd., Class A	65,390	312,936
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	467,667
	Sunfly Intelligent Technology Co. Ltd., Class A	101,700	143,492
	Suning Universal Co. Ltd., Class A	486,700	236,625
* †† Ω	Sunshine 100 China Holdings Ltd.	635,000	11,240
*	Sunward Intelligent Equipment Co. Ltd., Class A	187,550	172,887
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	336,740
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	465,595
	Suzhou Good-Ark Electronics Co. Ltd., Class A	181,300	416,025
	Suzhou Secote Precision Electronic Co. Ltd., Class A	47,200	296,701

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	108,600	$325,954
	Suzhou TFC Optical Communication Co. Ltd., Class A	137,000	578,053
	SY Holdings Group Ltd.	726,000	605,345
	Symphony Holdings Ltd.	7,140,000	784,021
*	SYoung Group Co. Ltd., Class A	44,200	87,083
	T&S Communications Co. Ltd., Class A	66,437	155,218
*	Talkweb Information System Co. Ltd., Class A	185,000	192,773
*	Tangrenshen Group Co. Ltd., Class A	249,427	289,421
	TangShan Port Group Co. Ltd., Class A	1,137,111	480,308
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	319,400	322,053
	Tansun Technology Co. Ltd., Class A	93,325	192,868
	TCL Electronics Holdings Ltd.	3,348,347	1,526,625
*	Tech-Bank Food Co. Ltd., Class A	326,800	298,080
	Telling Telecommunication Holding Co. Ltd., Class A	193,500	294,215
	Ten Pao Group Holdings Ltd.	660,000	118,231
	Tenfu Cayman Holdings Co. Ltd.	306,000	192,120
	Three's Co. Media Group Co. Ltd., Class A	24,641	389,682
	Tian An China Investment Co. Ltd.	1,719,000	878,734
Ω	Tian Ge Interactive Holdings Ltd.	1,843,000	136,183
#	Tian Lun Gas Holdings Ltd.	1,162,000	721,593
* ††	Tian Shan Development Holding Ltd.	1,844,000	173,743
	Tiande Chemical Holdings Ltd.	236,000	71,448
	Tiangong International Co. Ltd.	4,518,000	1,930,450
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	692,110
	Tianjin Development Holdings Ltd.	2,246,000	464,527
	Tianjin Port Development Holdings Ltd.	11,696,800	954,486
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	44,835	133,118
	Tianjin Teda Co. Ltd., Class A	244,600	149,506
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	103,400	97,518
#	Tianneng Power International Ltd.	2,830,048	4,194,213
* ††	Tianyun International Holdings Ltd.	1,794,000	305,535
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	153,131
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	46,400	293,076
	Tibet Tianlu Co. Ltd., Class A	122,100	86,936
*	Tibet Water Resources Ltd.	9,150,000	489,965
	Tofflon Science & Technology Group Co. Ltd., Class A	32,900	133,986
	Tomson Group Ltd.	2,541,054	556,764
	Tong Ren Tang Technologies Co. Ltd., Class H	2,417,000	1,819,379
*	Tongcheng Travel Holdings Ltd.	3,499,200	7,928,521
*	Tongdao Liepin Group	523,200	717,470
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	245,400	357,710
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	170,100	136,500
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	363,380	254,099
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	364,952
	Top Spring International Holdings Ltd.	1,539,500	222,994
	Topsec Technologies Group, Inc., Class A	237,127	389,947
Ω	Topsports International Holdings Ltd.	4,126,000	3,887,777
#	Towngas Smart Energy Co. Ltd.	4,351,818	2,261,778
*	TPV Technology Co. Ltd., Class A	1,095,200	340,934
	Transfar Zhilian Co. Ltd., Class A	369,541	331,149
	TravelSky Technology Ltd., Class H	3,352,000	6,967,311
*	Trigiant Group Ltd.	4,284,000	216,473
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	TRS Information Technology Corp. Ltd., Class A	170,100	419,561
	Truking Technology Ltd., Class A	68,500	166,751
	Truly International Holdings Ltd.	6,393,573	1,113,810
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	250,625
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	970,900	267,779
# *	Tuniu Corp., Sponsored ADR	148,809	355,653

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unilumin Group Co. Ltd., Class A	335,700	$300,423
	Uni-President China Holdings Ltd.	5,025,000	4,834,259
	United Energy Group Ltd.	29,828,900	2,933,600
	United Strength Power Holdings Ltd.	188,000	187,811
	Valiant Co. Ltd., Class A	209,551	546,072
	VanJee Technology Co. Ltd., Class A	7,200	22,382
	Vats Liquor Chain Store Management JSC Ltd., Class A	89,000	436,803
	Vatti Corp. Ltd., Class A	188,447	166,165
Ω	VCredit Holdings Ltd.	159,400	62,482
* Ω	Venus MedTech Hangzhou, Inc., Class H	360,000	702,552
	Victory Giant Technology Huizhou Co. Ltd., Class A	227,600	480,694
	Vinda International Holdings Ltd.	1,418,000	3,913,320
*	Viomi Technology Co. Ltd., ADR	27,465	40,374
*	Vipshop Holdings Ltd., ADR	491,422	7,602,298
	Visual China Group Co. Ltd., Class A	126,800	287,812
* Ω	Viva Biotech Holdings	2,995,000	712,578
*	Vnet Group, Inc., ADR	396,255	2,329,979
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	89,400	121,570
	Wangneng Environment Co. Ltd., Class A	94,545	265,506
	Wangsu Science & Technology Co. Ltd., Class A	594,400	511,031
	Wanguo International Mining Group Ltd.	118,000	29,943
	Want Want China Holdings Ltd.	69,000	44,940
	Wanxiang Qianchao Co. Ltd., Class A	74,708	58,250
	Wasion Holdings Ltd.	2,370,000	869,790
	Wasu Media Holding Co. Ltd., Class A	403,424	461,451
*	Weibo Corp., Sponsored ADR	4,978	113,249
# *	Weibo Corp., Class A	24,200	547,135
	Weifu High-Technology Group Co. Ltd., Class A	35,703	98,797
	Weiqiao Textile Co., Class H	1,974,000	402,969
*	Wellhope Foods Co. Ltd., Class A	329,380	612,079
	West China Cement Ltd.	9,296,000	1,139,639
	Wharf Holdings Ltd.	143,000	372,534
*	Wison Engineering Services Co. Ltd.	1,334,000	93,820
	WPG Shanghai Smart Water PCL, Class A	56,000	68,519
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	165,100	247,913
*	Wuhan P&S Information Technology Co. Ltd., Class A	405,100	277,829
	Wuhu Token Science Co. Ltd., Class A	364,600	355,119
	Wuling Motors Holdings Ltd.	1,010,000	119,030
	Wushang Group Co. Ltd., Class A	234,382	381,351
	Wuxi Boton Technology Co. Ltd., Class A	86,152	182,389
	Wuxi Taiji Industry Co. Ltd., Class A	465,900	372,711
	Wuxi Xinje Electric Co. Ltd., Class A	33,200	244,243
*	XGD, Inc., Class A	155,100	309,586
# Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,777,000	1,904,043
	Xiamen Bank Co. Ltd., Class A	229,000	195,975
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	182,400	234,655
	Xiamen International Airport Co. Ltd., Class A	20,400	52,684
	Xiamen Intretech, Inc., Class A	152,770	437,550
	Xiamen ITG Group Corp. Ltd., Class A	421,200	486,368
*	Xiamen Jihong Technology Co. Ltd., Class A	42,200	99,559
	Xiamen Kingdomway Group Co., Class A	140,400	424,414
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	41,200	62,613
	Xiandai Investment Co. Ltd., Class A	421,994	268,468
	Xilinmen Furniture Co. Ltd., Class A	115,900	555,329
*	Xinchen China Power Holdings Ltd.	162,000	7,993
	Xinfengming Group Co. Ltd., Class A	239,100	442,564
	Xingda International Holdings Ltd.	5,961,861	1,239,439
	Xingfa Aluminium Holdings Ltd.	481,000	562,154
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,968,103	1,434,633

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinhuanet Co. Ltd., Class A	120,800	$337,028
	Xinjiang Communications Construction Group Co. Ltd., Class A	24,007	47,015
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,878,600	1,919,341
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	86,188	296,200
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	214,256
#	Xinte Energy Co. Ltd., Class H	1,202,000	2,520,597
	Xinxiang Chemical Fiber Co. Ltd., Class A	158,600	85,192
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	605,500	344,239
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	252,700	472,429
	Xinyi Energy Holdings Ltd.	5,855,923	2,154,522
	Xinyu Iron & Steel Co. Ltd., Class A	549,800	345,337
	Xtep International Holdings Ltd.	5,076,218	6,768,421
*	Xunlei Ltd., ADR	212,469	446,185
Ω	Yadea Group Holdings Ltd.	4,400,000	10,031,370
*	YaGuang Technology Group Co. Ltd., Class A	278,300	289,949
*	Yanchang Petroleum International Ltd.	12,940,000	102,992
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	530,500	1,009,205
	Yankershop Food Co. Ltd., Class A	30,795	538,177
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	41,900	188,415
	Yantai China Pet Foods Co. Ltd., Class A	70,300	246,421
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	173,113	481,276
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	342,659
	Yantai Tayho Advanced Materials Co. Ltd., Class A	156,934	623,176
	Yantai Zhenghai Bio-tech Co. Ltd.	40,450	291,921
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	302,561
*	Yashili International Holdings Ltd.	5,168,000	737,522
*	Yeahka Ltd.	17,200	57,174
	Yeebo International Holdings Ltd.	232,000	89,716
	YGSOFT, Inc., Class A	312,360	381,677
	Yibin Tianyuan Group Co. Ltd., Class A	131,200	148,803
# * Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	832,400	764,821
*	Yida China Holdings Ltd.	156,000	9,715
*	Yifan Pharmaceutical Co. Ltd., Class A	185,466	356,498
	Yihai International Holding Ltd.	1,661,000	5,910,601
	Yijiahe Technology Co. Ltd., Class A	64,876	384,485
	Yip's Chemical Holdings Ltd.	1,386,000	589,403
*	Yiren Digital Ltd., Sponsored ADR	220,957	726,949
* Ω	Yixin Group Ltd.	1,892,500	259,310
	Yotrio Group Co. Ltd., Class A	677,800	368,754
*	Youzu Interactive Co. Ltd., Class A	266,200	430,441
*	Yuan Heng Gas Holdings Ltd.	4,016,000	56,405
	Yuexiu Property Co. Ltd.	5,505,456	8,008,830
	Yuexiu Transport Infrastructure Ltd.	4,170,018	2,467,635
	Yusys Technologies Co. Ltd., Class A	144,200	337,157
	ZBOM Home Collection Co. Ltd., Class A	100,588	452,215
	Zepp Health Corp., ADR	24,510	50,736
*	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	4,450,183
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	58,248	207,434
	Zhejiang Communications Technology Co. Ltd.	463,200	399,482
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	612,900	440,795
#	Zhejiang Expressway Co. Ltd., Class H	5,646,000	4,875,484
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	145,800	322,214
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang Hangmin Co. Ltd., Class A	354,400	389,424
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	473,191
	Zhejiang Huace Film & Television Co. Ltd., Class A	617,000	476,662
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	371,105
	Zhejiang Jianfeng Group Co. Ltd., Class A	24,600	47,731
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	62,631	250,823

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	116,829	$530,661
*	Zhejiang Jingu Co. Ltd., Class A	346,600	345,223
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	573,434
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	983,168	474,640
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	154,102	390,048
	Zhejiang Medicine Co. Ltd., Class A	327,500	607,183
	Zhejiang Meida Industrial Co. Ltd., Class A	206,440	360,987
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	665,461	373,165
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	30,813	342,190
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	93,100	360,877
	Zhejiang Runtu Co. Ltd., Class A	306,134	339,396
	Zhejiang Semir Garment Co. Ltd., Class A	572,400	469,730
	Zhejiang Southeast Space Frame Co. Ltd., Class A	201,700	203,588
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	76,720	250,716
	Zhejiang Tiantie Industry Co. Ltd., Class A	204,844	383,558
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	104,805	392,438
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	740,220	740,453
*	Zhejiang Wanliyang Co. Ltd., Class A	323,670	447,150
	Zhejiang Wanma Co. Ltd., Class A	233,200	319,231
	Zhejiang Windey Co. Ltd., Class A	124,850	311,644
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	396,549
	Zhejiang Yankon Group Co. Ltd., Class A	95,500	47,560
	Zhejiang Yasha Decoration Co. Ltd., Class A	389,600	272,961
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	314,430
	Zhende Medical Co. Ltd., Class A	27,693	156,111
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	1,118,394
*	Zhong An Group Ltd.	13,063,800	409,440
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,147,900	7,158,823
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	586,600	490,387
	Zhongshan Public Utilities Group Co. Ltd., Class A	438,100	467,195
*	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	305,142
	Zhongyu Energy Holdings Ltd.	2,066,306	1,488,504
Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,346,000	1,837,653
# *	Zhuguang Holdings Group Co. Ltd.	7,108,000	717,155
	Zhuhai Bojay Electronics Co. Ltd., Class A	26,646	141,916
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	172,200	192,122
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,581,200	879,594
TOTAL CHINA			1,075,052,882
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,139	31,399
	Bolsa de Valores de Colombia	63,819	97,184
	Celsia SA ESP	1,835,444	1,022,089
	Cementos Argos SA	827,141	569,199
*	CEMEX Latam Holdings SA	765,979	902,306
*	Corp. Financiera Colombiana SA	268,889	921,442
	Grupo Argos SA	77,734	155,917
	Grupo Aval Acciones y Valores SA, ADR	4,190	10,140
	Mineros SA	243,330	119,345
	Promigas SA ESP	10,240	9,979
TOTAL COLOMBIA			3,839,000
GREECE — (0.4%)
*	Aegean Airlines SA	137,813	977,768
	Athens Water Supply & Sewage Co. SA	99,492	758,401
	Autohellas Tourist & Trading SA	61,105	685,562
	Bank of Greece	115,124	2,162,764
*	Ellaktor SA	18,209	41,526

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
GREECE — (Continued)
	ElvalHalcor SA	102,395	$193,587
	Epsilon Net SA	8,900	65,020
	Fourlis Holdings SA	134,999	534,338
	GEK Terna Holding Real Estate Construction SA	251,168	3,411,052
	Hellenic Exchanges - Athens Stock Exchange SA	145,563	604,053
	Holding Co. ADMIE IPTO SA	297,838	644,783
	Intracom Holdings SA	131,176	259,340
*	LAMDA Development SA	145,034	991,903
	Motor Oil Hellas Corinth Refineries SA	24,547	599,874
	Piraeus Port Authority SA	26,723	503,550
	Quest Holdings SA	51,802	297,155
	Sarantis SA	131,589	1,101,293
	Terna Energy SA	48,033	1,047,138
	Thrace Plastics Holding & Co.	10,140	48,496
	Titan Cement International SA	44,496	708,209
TOTAL GREECE			15,635,812
HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	C Fiber Optic	9,639,999	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Animal Healthcare Ltd.	3,671,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
* ††	CTEG	18,320,000	0
* ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
*	Kai Yuan Holdings Ltd.	11,360,000	31,864
* ††	Karce Co. Ltd.	1,336,000	0
* ††	Long Well International Holdings Ltd.	15,232,000	0
	MediCare International Ltd.	6,950,000	38,202
* ††	Real Gold Mining Ltd.	300,500	0
* ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	8,605,000	140,842
* ††	Untrade.Lumena Newmat	363,249	0
* ††	Youyuan International Holdings Ltd.	2,698,070	0
TOTAL HONG KONG			210,908
HUNGARY — (0.0%)
	Magyar Telekom Telecommunications PLC	166,083	176,449
# *	Opus Global Nyrt	302,678	107,560
	Richter Gedeon Nyrt	62,801	1,418,135
TOTAL HUNGARY			1,702,144
INDIA — (16.3%)
	360 ONE WAM Ltd.	166,563	3,733,111
*	3i Infotech Ltd.	88,347	41,234
	3M India Ltd.	637	180,319
	Aarti Drugs Ltd.	112,812	556,735
	Aarti Industries Ltd.	481,467	3,180,032
*	Aarti Pharmalabs Ltd.	113,222	378,449
*	Aavas Financiers Ltd.	29,705	659,156
	Abbott India Ltd.	15,291	3,908,594
	Accelya Solutions India Ltd.	3,300	57,480
	Action Construction Equipment Ltd.	80,766	331,018
	Adani Enterprises Ltd.	68,404	2,472,941
*	Adani Power Ltd.	660,655	1,813,992
	Adani Total Gas Ltd.	47,761	1,233,858
*	Adani Transmission Ltd.	161,862	3,495,027
	ADF Foods Ltd.	2,944	27,533

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Aditya Birla Capital Ltd.	1,042,109	$1,803,820
	Advanced Enzyme Technologies Ltd.	159,570	546,631
	Aegis Logistics Ltd.	508,694	2,369,895
*	Affle India Ltd.	21,478	291,740
	AGI Greenpac Ltd.	36,450	146,182
	Agro Tech Foods Ltd.	54,802	607,312
	Ahluwalia Contracts India Ltd.	40,402	250,156
	AIA Engineering Ltd.	175,268	5,881,139
	Ajanta Pharma Ltd.	149,869	2,217,793
	Akzo Nobel India Ltd.	42,912	1,180,537
	Alembic Ltd.	269,593	227,887
	Alembic Pharmaceuticals Ltd.	194,229	1,282,123
	Alkyl Amines Chemicals	48,225	1,541,571
	Allcargo Logistics Ltd.	216,315	1,108,176
*	Alok Industries Ltd.	3,273,901	543,514
	Amara Raja Batteries Ltd.	216,519	1,514,793
*	Amber Enterprises India Ltd.	7,262	169,754
	Ambika Cotton Mills Ltd.	1,221	23,491
	Amrutanjan Health Care Ltd.	18,616	164,538
	Anant Raj Ltd.	386,981	531,098
	Andhra Paper Ltd.	12,953	71,769
	Andhra Sugars Ltd.	165,885	266,464
	Angel One Ltd.	56,250	860,928
	Apar Industries Ltd.	33,589	694,646
	Apcotex Industries Ltd.	21,703	110,997
	APL Apollo Tubes Ltd.	306,182	4,323,377
	Apollo Pipes Ltd.	10,565	66,023
	Apollo Tyres Ltd.	1,117,624	4,402,894
	Aptech Ltd.	6,495	28,033
*	Arvind Fashions Ltd.	202,670	798,212
*	Arvind Ltd.	541,245	562,017
*	Arvind SmartSpaces Ltd.	30,982	111,129
	Asahi India Glass Ltd.	338,721	2,127,020
	Ashiana Housing Ltd.	58,203	100,328
*	Ashoka Buildcon Ltd.	369,747	376,240
	Asian Granito India Ltd.	85,705	48,172
	Astec Lifesciences Ltd.	11,777	201,215
* Ω	Aster DM Healthcare Ltd.	247,654	646,113
	Astra Microwave Products Ltd.	153,888	518,413
	AstraZeneca Pharma India Ltd.	14,856	610,575
	Atul Ltd.	55,475	4,855,982
Ω	AU Small Finance Bank Ltd.	152,487	1,161,811
	Aurobindo Pharma Ltd.	88,244	442,123
	Automotive Axles Ltd.	16,733	518,440
	Avadh Sugar & Energy Ltd.	6,099	37,033
	Avanti Feeds Ltd.	154,700	728,339
	Bajaj Consumer Care Ltd.	334,250	697,276
*	Bajaj Hindusthan Sugar Ltd.	2,119,701	388,812
	Bajaj Holdings & Investment Ltd.	34,062	2,455,813
	Balaji Amines Ltd.	42,308	1,239,447
	Balmer Lawrie & Co. Ltd.	230,549	338,561
	Balrampur Chini Mills Ltd.	429,065	1,988,177
	Banco Products India Ltd.	54,696	134,381
	Bank of India	839,490	861,353
	Bank of Maharashtra	986,206	372,018
	Bannari Amman Sugars Ltd.	12,765	431,079
	BASF India Ltd.	45,092	1,356,866
	Bata India Ltd.	145,073	2,711,903
	Bayer CropScience Ltd.	14,685	797,397

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BEML Ltd.	53,357	$1,005,891
	BEML Ltd.	48,307	221,079
*	BF Utilities Ltd.	59,511	269,269
	Bhansali Engineering Polymers Ltd.	228,412	299,858
	Bharat Bijlee Ltd.	6,066	190,057
	Bharat Dynamics Ltd.	74,852	874,241
	Bharat Electronics Ltd.	2,258,895	2,638,004
	Bharat Forge Ltd.	222,036	2,385,127
	Bharat Heavy Electricals Ltd.	2,654,685	2,564,219
	Bharat Rasayan Ltd.	3,159	358,832
	Birla Corp. Ltd.	94,933	1,054,611
	Birlasoft Ltd.	444,621	1,653,553
*	Black Box Ltd.	24,459	37,812
	Bliss Gvs Pharma Ltd.	106,354	102,634
	Blue Dart Express Ltd.	17,602	1,351,788
	Blue Star Ltd.	115,994	1,748,001
	Bodal Chemicals Ltd.	82,131	71,880
	Bombay Burmah Trading Co.	34,288	371,670
*	Borosil Ltd.	14,279	62,652
*	Borosil Renewables Ltd.	125,180	735,033
	Brigade Enterprises Ltd.	323,741	1,815,452
	Brightcom Group Ltd.	580,331	178,262
	BSE Ltd.	229,927	1,445,965
*	Camlin Fine Sciences Ltd.	177,792	342,328
	Can Fin Homes Ltd.	177,879	1,236,772
*	Capacit'e Infraprojects Ltd.	78,283	143,311
	Caplin Point Laboratories Ltd.	72,924	621,103
	Carborundum Universal Ltd.	262,115	3,095,516
	Care Ratings Ltd.	68,055	510,544
	Castrol India Ltd.	595,399	860,712
	CCL Products India Ltd.	280,307	1,858,009
	Ceat Ltd.	86,455	1,659,844
*	Central Bank of India Ltd.	955,988	354,034
	Central Depository Services India Ltd.	195,483	2,505,572
	Century Enka Ltd.	24,543	123,288
	Century Plyboards India Ltd.	204,878	1,301,758
	Century Textiles & Industries Ltd.	143,215	1,237,094
	Cera Sanitaryware Ltd.	17,554	1,130,056
	CESC Ltd.	2,163,177	1,920,903
*	CG Power & Industrial Solutions Ltd.	315,782	1,167,461
*	Chalet Hotels Ltd.	13,713	59,122
	Chambal Fertilisers & Chemicals Ltd.	549,880	2,121,775
	Chennai Petroleum Corp. Ltd.	157,831	481,536
††	Chennai Super Kings Cricket Ltd.	1,658,632	8,541
	Cholamandalam Financial Holdings Ltd.	389,121	2,832,257
	Cigniti Technologies Ltd.	18,564	136,911
	City Union Bank Ltd.	1,316,807	2,557,302
Ω	Cochin Shipyard Ltd.	111,604	698,819
* Ω	Coffee Day Enterprises Ltd.	414,128	214,743
	Coforge Ltd.	97,893	5,281,364
	Computer Age Management Services Ltd.	54,147	1,510,880
	Confidence Petroleum India Ltd.	123,205	111,980
	Coromandel International Ltd.	386,151	4,237,569
	Cosmo First Ltd.	17,181	149,514
*	CreditAccess Grameen Ltd.	86,696	916,329
	CRISIL Ltd.	57,935	2,230,377
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	6,607,080
*	CSB Bank Ltd.	114,573	350,085
	Cummins India Ltd.	173,761	3,056,856

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cyient Ltd.	175,072	$1,896,853
*	D B Realty Ltd.	178,250	164,954
	Dalmia Bharat Ltd.	142,898	3,087,813
	Dalmia Bharat Sugar & Industries Ltd.	23,695	103,583
	DB Corp. Ltd.	130,281	195,528
	DCB Bank Ltd.	848,498	1,202,272
	DCM Shriram Ltd.	130,253	1,383,678
	DCW Ltd.	319,843	189,576
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,513,878
	Deepak Nitrite Ltd.	141,061	3,246,309
	Delta Corp. Ltd.	446,857	1,079,432
*	DEN Networks Ltd.	277,502	108,819
*	Dhampur Bio Organics Ltd.	121,578	242,299
	Dhampur Sugar Mills Ltd.	99,655	277,450
*	Dhani Services Ltd.	954,221	397,803
	Dhanuka Agritech Ltd.	43,376	360,680
Ω	Dilip Buildcon Ltd.	141,880	372,359
*	Dish TV India Ltd.	3,313,643	652,915
*	Dishman Carbogen Amcis Ltd.	194,853	202,857
	Dixon Technologies India Ltd.	84,327	2,773,786
	Dollar Industries Ltd.	20,031	97,353
Ω	Dr Lal PathLabs Ltd.	118,777	3,062,174
*	Dredging Corp. of India Ltd.	2,546	11,401
	Dwarikesh Sugar Industries Ltd.	115,381	131,537
	Dynamatic Technologies Ltd.	4,981	150,114
	eClerx Services Ltd.	96,547	1,710,383
	Edelweiss Financial Services Ltd.	1,632,810	1,337,037
	EID Parry India Ltd.	253,753	1,701,385
*	EIH Associated Hotels	7,709	37,065
*	EIH Ltd.	592,462	1,183,660
	Electrosteel Castings Ltd.	1,328,450	599,014
	Elgi Equipments Ltd.	530,070	2,473,411
	Emami Ltd.	457,210	2,464,681
Ω	Endurance Technologies Ltd.	54,632	980,355
	Engineers India Ltd.	716,970	772,017
	EPL Ltd.	283,245	542,510
* Ω	Equitas Small Finance Bank Ltd.	506,822	339,301
Ω	Eris Lifesciences Ltd.	91,073	679,796
	ESAB India Ltd.	8,298	395,715
	Escorts Kubota Ltd.	65,710	1,686,470
*	Eveready Industries India Ltd.	12,062	50,728
	Everest Industries Ltd.	6,837	61,437
	Everest Kanto Cylinder Ltd.	28,491	31,771
	Excel Industries Ltd.	7,725	102,078
	Exide Industries Ltd.	1,080,287	2,397,704
*	FDC Ltd.	172,443	561,690
	Federal Bank Ltd.	5,370,459	8,865,226
*	Federal-Mogul Goetze India Ltd.	26,987	99,987
	FIEM Industries Ltd.	8,676	173,827
	Filatex India Ltd.	254,560	137,044
	Fine Organic Industries Ltd.	14,215	870,209
	Finolex Cables Ltd.	264,201	1,799,926
	Finolex Industries Ltd.	955,420	2,011,196
	Firstsource Solutions Ltd.	984,127	1,306,993
	Force Motors Ltd.	10,909	192,731
*	Fortis Healthcare Ltd.	1,709,495	5,892,754
	Gabriel India Ltd.	234,396	510,496
	Galaxy Surfactants Ltd.	15,306	436,585
*	Ganesh Housing Corp. Ltd.	20,329	87,823

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Garden Reach Shipbuilders & Engineers Ltd.	32,522	$200,615
	Garware Technical Fibres Ltd.	35,378	1,257,956
	Gateway Distriparks Ltd.	978,876	767,262
*	Gati Ltd.	130,129	228,185
*	GE T&D India Ltd.	196,502	288,024
Ω	General Insurance Corp. of India	11,497	25,935
	Genus Power Infrastructures Ltd.	156,745	178,729
	Geojit Financial Services Ltd.	27,742	15,638
	GHCL Ltd.	185,148	1,111,554
	GIC Housing Finance Ltd.	94,840	229,046
	Gillette India Ltd.	17,893	1,069,787
	GlaxoSmithKline Pharmaceuticals Ltd.	41,567	633,326
	Glenmark Pharmaceuticals Ltd.	486,775	2,286,956
	GMM Pfaudler Ltd.	41,745	840,448
*	GMR Airports Infrastructure Ltd.	5,365,531	2,524,217
	Godawari Power & Ispat Ltd.	95,765	470,266
	Godfrey Phillips India Ltd.	48,483	1,140,738
Ω	Godrej Agrovet Ltd.	45,997	253,954
*	Godrej Industries Ltd.	178,284	942,535
	Goodyear India Ltd.	9,677	130,842
	Granules India Ltd.	481,635	1,744,688
	Graphite India Ltd.	99,639	428,732
	Grauer & Weil India Ltd.	112,745	120,870
	Gravita India Ltd.	37,089	235,029
	Great Eastern Shipping Co. Ltd.	307,104	2,415,029
	Greaves Cotton Ltd.	321,516	573,805
	Greenlam Industries Ltd.	26,311	100,347
	Greenpanel Industries Ltd.	64,267	254,821
	Greenply Industries Ltd.	97,847	168,616
	Grindwell Norton Ltd.	106,195	2,596,356
*	GTL Infrastructure Ltd.	2,000,000	24,484
	Gujarat Alkalies & Chemicals Ltd.	102,704	864,836
	Gujarat Ambuja Exports Ltd.	243,558	765,369
	Gujarat Fluorochemicals Ltd.	116,214	3,941,662
	Gujarat Industries Power Co. Ltd.	176,262	180,297
	Gujarat Mineral Development Corp. Ltd.	212,060	372,076
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	239,481	1,613,941
	Gujarat Pipavav Port Ltd.	967,972	1,117,165
	Gujarat State Fertilizers & Chemicals Ltd.	477,418	760,763
	Gujarat State Petronet Ltd.	781,576	2,575,655
	Gulf Oil Lubricants India Ltd.	50,156	265,737
	Happiest Minds Technologies Ltd.	46,922	486,704
*	Hathway Cable & Datacom Ltd.	1,222,690	243,746
	Hatsun Agro Product Ltd.	113,479	1,255,741
	HBL Power Systems Ltd.	262,122	318,377
*	HealthCare Global Enterprises Ltd.	57,836	200,094
	HEG Ltd.	33,917	433,125
	HeidelbergCement India Ltd.	205,805	441,070
	Heritage Foods Ltd.	54,004	100,837
	Hester Biosciences Ltd.	11,620	265,899
	HFCL Ltd.	2,094,768	1,791,536
	HG Infra Engineering Ltd.	37,461	310,079
	Hikal Ltd.	176,703	784,970
	HIL Ltd.	14,909	458,960
	Himadri Speciality Chemical Ltd.	539,750	619,898
	Himatsingka Seide Ltd.	37,426	33,032
	Hinduja Global Solutions Ltd.	71,708	1,151,705
	Hindustan Aeronautics Ltd.	8,128	255,229
*	Hindustan Construction Co. Ltd.	2,810,549	661,740

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Copper Ltd.	454,754	$688,543
*	Hindustan Oil Exploration Co. Ltd.	190,919	306,358
	Hindware Home Innovation Ltd.	37,126	189,698
	Hitachi Energy India Ltd.	6,114	232,236
	Hle Glascoat Ltd.	17,520	130,546
	Honda India Power Products Ltd.	12,211	310,301
	Honeywell Automation India Ltd.	511	246,371
	Huhtamaki India Ltd.	86,236	206,183
	I G Petrochemicals Ltd.	19,600	116,291
Ω	ICICI Securities Ltd.	172,523	1,037,162
	ICRA Ltd.	7,363	404,948
*	IDFC First Bank Ltd.	6,440,948	4,617,220
	IDFC Ltd.	3,603,867	3,775,568
*	IFB Industries Ltd.	33,304	346,558
*	Igarashi Motors India Ltd.	2,487	12,983
	IIFL Finance Ltd.	572,417	3,594,516
	IIFL Securities Ltd.	171,590	144,573
	India Cements Ltd.	488,174	1,160,422
	India Glycols Ltd.	47,953	401,518
	India Nippon Electricals Ltd.	1,455	6,778
*	Indiabulls Housing Finance Ltd.	947,333	1,433,018
*	Indiabulls Real Estate Ltd.	947,070	846,013
Ω	IndiaMart InterMesh Ltd.	8,395	464,503
	Indian Bank	294,130	1,102,618
Ω	Indian Energy Exchange Ltd.	750,762	1,277,873
	Indian Hotels Co. Ltd.	2,109,663	7,810,392
	Indian Hume Pipe Co. Ltd.	13,446	23,950
	Indo Count Industries Ltd.	172,184	267,452
	Indoco Remedies Ltd.	113,141	453,635
	Indraprastha Gas Ltd.	366,009	1,912,437
	Infibeam Avenues Ltd.	3,588,257	754,806
	Ingersoll Rand India Ltd.	20,574	494,789
*	Inox Leisure Ltd.	94,068	582,761
*	Inox Wind Ltd.	164,129	191,742
	Insecticides India Ltd.	17,343	133,652
	Intellect Design Arena Ltd.	224,382	1,215,238
	IOL Chemicals & Pharmaceuticals Ltd.	43,014	170,149
	Ipca Laboratories Ltd.	430,586	4,487,353
	IRB Infrastructure Developers Ltd.	423,370	1,489,420
Ω	IRCON International Ltd.	580,403	430,485
	ISGEC Heavy Engineering Ltd.	31,332	166,154
	ITD Cementation India Ltd.	240,706	329,268
*	ITI Ltd.	162,906	205,055
	J Kumar Infraprojects Ltd.	79,655	265,068
	Jagran Prakashan Ltd.	304,137	271,416
	Jai Corp. Ltd.	117,016	194,993
*	Jaiprakash Associates Ltd.	2,444,320	273,020
*	Jaiprakash Power Ventures Ltd.	9,087,601	802,846
*	Jammu & Kashmir Bank Ltd.	658,377	446,117
	Jamna Auto Industries Ltd.	584,889	752,429
	JB Chemicals & Pharmaceuticals Ltd.	141,326	3,529,179
	JBM Auto Ltd.	44,409	293,967
	Jindal Poly Films Ltd.	66,538	586,626
	Jindal Saw Ltd.	585,377	895,123
*	Jindal Stainless Hisar Ltd.	342,230	1,925,713
*	Jindal Stainless Ltd.	583,054	1,828,762
	JK Cement Ltd.	118,052	3,910,875
	JK Lakshmi Cement Ltd.	171,089	1,535,981
	JK Paper Ltd.	272,095	1,372,158

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Tyre & Industries Ltd.	343,591	$704,446
	JM Financial Ltd.	1,482,551	1,182,682
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	387,956
	JSW Energy Ltd.	422,939	1,234,296
	JTEKT India Ltd.	150,187	251,489
	Jubilant Ingrevia Ltd.	447,508	2,662,966
	Jubilant Pharmova Ltd.	267,938	1,173,732
*	Just Dial Ltd.	26,921	210,093
	Jyothy Labs Ltd.	475,110	1,190,797
	Kajaria Ceramics Ltd.	286,566	3,719,676
	Kalpataru Power Transmission Ltd.	269,797	1,686,660
	Kalyani Steels Ltd.	73,704	300,698
	Kansai Nerolac Paints Ltd.	125,185	647,226
	Karnataka Bank Ltd.	855,828	1,510,693
	Karur Vysya Bank Ltd.	1,624,247	2,145,582
	Kaveri Seed Co. Ltd.	80,593	522,259
	KCP Ltd.	121,874	154,392
	KEC International Ltd.	358,491	1,992,025
	KEI Industries Ltd.	207,523	4,115,369
	Kennametal India Ltd.	12,696	340,620
*	Kesoram Industries Ltd.	512,242	358,251
	Kewal Kiran Clothing Ltd.	21,487	115,727
*	Kiri Industries Ltd.	53,568	185,024
	Kirloskar Brothers Ltd.	50,161	196,882
	Kirloskar Ferrous Industries Ltd.	69,247	319,945
	Kirloskar Oil Engines Ltd.	196,999	756,174
	Kitex Garments Ltd.	41,078	90,737
	KNR Constructions Ltd.	379,202	1,136,953
	Kolte-Patil Developers Ltd.	67,387	231,903
	KPIT Technologies Ltd.	686,673	6,403,961
	KPR Mill Ltd.	423,125	2,725,266
	KRBL Ltd.	158,822	767,954
	KSB Ltd.	46,015	1,028,946
	L&T Finance Holdings Ltd.	2,318,136	2,533,038
	LA Opala RG Ltd.	124,881	576,190
	Lakshmi Machine Works Ltd.	12,187	1,688,536
Ω	Laurus Labs Ltd.	773,912	3,135,214
* Ω	Lemon Tree Hotels Ltd.	876,090	824,415
	LG Balakrishnan & Bros Ltd.	48,308	408,372
	LIC Housing Finance Ltd.	937,053	4,605,866
	Linde India Ltd.	76,920	3,131,065
	LT Foods Ltd.	520,163	734,380
	Lumax Auto Technologies Ltd.	75,328	208,868
	Lumax Industries Ltd.	3,899	80,163
*	LUX Industries Ltd.	27,052	485,899
	Mahanagar Gas Ltd.	191,472	2,060,494
	Maharashtra Scooters Ltd.	2,056	111,181
	Maharashtra Seamless Ltd.	197,986	772,412
	Mahindra & Mahindra Financial Services Ltd.	1,801,604	5,138,620
	Mahindra CIE Automotive Ltd.	439,069	2,118,847
*	Mahindra Holidays & Resorts India Ltd.	241,272	760,010
	Mahindra Lifespace Developers Ltd.	309,675	1,317,125
Ω	Mahindra Logistics Ltd.	57,741	333,291
	Maithan Alloys Ltd.	12,783	163,091
	Man Infraconstruction Ltd.	196,555	178,263
	Manappuram Finance Ltd.	1,608,041	2,267,893
	Mangalam Cement Ltd.	25,821	90,020
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	452,877
	Marksans Pharma Ltd.	647,499	508,282

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	MAS Financial Services Ltd.	43,147	$419,775
	Mastek Ltd.	43,609	873,676
*	Max Financial Services Ltd.	41,029	418,560
*	Max Ventures & Industries Ltd.	52,333	93,805
	Mayur Uniquoters Ltd.	55,428	284,061
	Mazagon Dock Shipbuilders Ltd.	52,223	507,934
*	Meghmani Finechem Ltd.	47,103	606,635
	Meghmani Organics Ltd.	501,099	610,522
Ω	Metropolis Healthcare Ltd.	52,906	867,617
	Minda Corp. Ltd.	157,745	413,823
*	Mirza International Ltd.	64,179	193,828
Ω	Mishra Dhatu Nigam Ltd.	110,171	285,408
	MM Forgings Ltd.	13,425	143,891
	MOIL Ltd.	209,131	427,327
	Monte Carlo Fashions Ltd.	21,677	170,703
*	Morepen Laboratories Ltd.	893,603	315,832
	Motilal Oswal Financial Services Ltd.	124,800	1,045,686
	MRF Ltd.	2,095	2,334,169
	Mrs Bectors Food Specialities Ltd.	16,232	94,364
	MSTC Ltd.	108,017	394,214
	Multi Commodity Exchange of India Ltd.	74,864	1,387,217
	Nahar Spinning Mills Ltd.	949	2,909
	Narayana Hrudayalaya Ltd.	126,702	1,124,032
	Natco Pharma Ltd.	337,207	2,208,908
	National Aluminium Co. Ltd.	2,223,972	2,275,402
*	National Fertilizers Ltd.	149,910	126,117
	Nava Ltd.	237,619	678,394
	Navin Fluorine International Ltd.	66,988	3,225,652
	Navneet Education Ltd.	316,145	433,090
	NBCC India Ltd.	2,320,068	1,044,322
	NCC Ltd.	1,092,233	1,216,786
	NCL Industries Ltd.	16,947	33,844
	NELCO Ltd.	41,991	323,337
	Neogen Chemicals Ltd.	16,649	251,765
	NESCO Ltd.	78,881	562,919
*	Network18 Media & Investments Ltd.	69,610	52,367
	Neuland Laboratories Ltd.	9,978	183,381
	Newgen Software Technologies Ltd.	19,869	104,524
	NHPC Ltd.	2,020,565	1,089,196
	NIIT Ltd.	297,159	1,190,398
	Nilkamal Ltd.	20,926	478,107
Ω	Nippon Life India Asset Management Ltd.	146,650	447,040
	NLC India Ltd.	736,987	706,596
	NOCIL Ltd.	318,127	813,882
	Novartis India Ltd.	790	6,198
	NRB Bearings Ltd.	160,550	286,561
	Nucleus Software Exports Ltd.	28,161	139,641
	Oberoi Realty Ltd.	150,207	1,509,073
	Oil India Ltd.	888,909	2,547,324
	Olectra Greentech Ltd.	10,905	63,586
*	Omaxe Ltd.	162,081	131,393
	OnMobile Global Ltd.	118,792	129,593
	Oracle Financial Services Software Ltd.	40,688	1,518,589
	Orient Cement Ltd.	376,080	567,967
	Orient Electric Ltd.	335,916	1,067,227
	Orient Paper & Industries Ltd.	330,250	181,383
	Oriental Carbon & Chemicals Ltd.	13,532	122,815
*	Oriental Hotels Ltd.	114,293	95,077
*	Orissa Minerals Development Co. Ltd.	1,310	46,026

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Paisalo Digital Ltd.	455,589	$428,489
	Panama Petrochem Ltd.	50,945	203,393
* Ω	Parag Milk Foods Ltd.	129,598	144,945
*	Patel Engineering Ltd.	327,353	70,949
*	PC Jeweller Ltd.	508,687	315,143
	PCBL Ltd.	555,314	816,092
	Persistent Systems Ltd.	205,974	11,855,774
	Petronet LNG Ltd.	92,651	247,314
	Pfizer Ltd.	35,000	1,656,259
	Phoenix Mills Ltd.	336,538	5,738,359
	Piramal Enterprises Ltd.	216,614	2,277,195
* Ω	PNB Housing Finance Ltd.	238,767	1,630,578
	PNC Infratech Ltd.	263,375	1,063,024
	Poly Medicure Ltd.	74,622	812,558
	Polyplex Corp. Ltd.	54,794	1,021,989
	Poonawalla Fincorp Ltd.	529,209	1,941,571
	Power Finance Corp. Ltd.	120,281	209,291
	Power Mech Projects Ltd.	12,455	287,759
	Praj Industries Ltd.	333,173	1,406,506
*	Prakash Industries Ltd.	271,327	226,307
Ω	Prataap Snacks Ltd.	8,396	87,234
	Precision Camshafts Ltd.	11,815	14,977
	Prestige Estates Projects Ltd.	489,030	2,522,029
*	Pricol Ltd.	157,068	378,192
	Prince Pipes & Fittings Ltd.	82,660	628,306
*	Prism Johnson Ltd.	446,937	570,067
	Privi Speciality Chemicals Ltd.	9,909	121,113
	Procter & Gamble Health Ltd.	29,018	1,448,061
	PSP Projects Ltd.	26,717	231,817
*	PTC India Financial Services Ltd.	554,178	113,720
	PTC India Ltd.	682,213	806,509
*	PVR Ltd.	64,866	1,350,472
Ω	Quess Corp. Ltd.	119,824	526,434
Ω	Quick Heal Technologies Ltd.	4,852	9,803
	Radico Khaitan Ltd.	274,639	3,803,144
	Rain Industries Ltd.	499,439	1,037,657
	Rajesh Exports Ltd.	217,740	2,330,990
	Rallis India Ltd.	270,348	694,011
	Ramco Cements Ltd.	304,449	2,528,754
	Ramco Industries Ltd.	125,986	226,175
*	Ramco Systems Ltd.	9,219	27,167
	Ramkrishna Forgings Ltd.	114,300	384,799
*	Ramky Infrastructure Ltd.	19,107	66,876
	Rane Holdings Ltd.	10,752	113,977
	Rashtriya Chemicals & Fertilizers Ltd.	520,795	780,794
	Ratnamani Metals & Tubes Ltd.	90,384	2,470,436
	Raymond Ltd.	136,741	2,577,312
* Ω	RBL Bank Ltd.	1,414,364	2,711,540
	REC Ltd.	3,495,208	5,215,646
	Redington Ltd.	1,941,308	4,412,236
	Relaxo Footwears Ltd.	146,811	1,483,389
	Reliance Industrial Infrastructure Ltd.	34,225	366,910
*	Reliance Infrastructure Ltd.	306,580	470,667
*	Reliance Power Ltd.	7,022,013	1,094,119
	Repco Home Finance Ltd.	141,389	399,039
*	Restaurant Brands Asia Ltd.	7,145	9,631
	Rhi Magnesita India Ltd.	68,794	663,381
	Rico Auto Industries Ltd.	241,078	263,259
	RITES Ltd.	110,639	487,891

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Route Mobile Ltd.	13,552	$204,007
*	RPSG Ventures Ltd.	4,040	21,487
	RSWM Ltd.	58,158	121,420
	Rupa & Co. Ltd.	49,237	164,748
	Safari Industries India Ltd.	4,025	87,696
	Sagar Cements Ltd.	48,017	131,274
	Sandhar Technologies Ltd.	2,175	6,148
	Sangam India Ltd.	11,303	29,549
*	Sanghi Industries Ltd.	58,292	46,373
	Sanghvi Movers Ltd.	28,779	117,230
	Sanofi India Ltd.	29,481	1,981,685
	Sarda Energy & Minerals Ltd.	19,357	263,367
	Saregama India Ltd.	86,737	359,006
	Sasken Technologies Ltd.	14,843	166,346
*	Satin Creditcare Network Ltd.	44,951	79,902
	Savita Oil Technologies Ltd.	41,947	140,141
	Schaeffler India Ltd.	131,491	4,338,165
*	Schneider Electric Infrastructure Ltd.	184,071	415,754
*	SEAMEC Ltd.	6,779	66,148
*	SEPC Ltd.	346,358	57,488
*	Sequent Scientific Ltd.	244,159	234,784
	Seshasayee Paper & Boards Ltd.	68,130	238,164
Ω	SH Kelkar & Co. Ltd.	112,725	193,266
	Shakti Pumps India Ltd.	4,523	24,327
	Shankara Building Products Ltd.	17,988	138,908
	Shanthi Gears Ltd.	23,744	100,879
	Sharda Cropchem Ltd.	84,617	514,908
	Sharda Motor Industries Ltd.	5,868	51,701
*	Sheela Foam Ltd.	12,863	191,787
	Shilpa Medicare Ltd.	112,538	334,804
	Shipping Corp. of India Ltd.	469,725	771,655
*	Shoppers Stop Ltd.	119,820	976,974
*	Shree Renuka Sugars Ltd.	1,737,947	1,115,782
	Shriram Finance Ltd.	215,509	3,408,773
*	SIS Ltd.	52,910	241,292
	Siyaram Silk Mills Ltd.	27,614	172,792
	SKF India Ltd.	78,659	4,237,809
	Sobha Ltd.	130,458	960,371
	Solar Industries India Ltd.	103,202	5,057,663
*	Solara Active Pharma Sciences Ltd.	20,235	102,032
	Somany Ceramics Ltd.	15,781	104,842
	Sonata Software Ltd.	268,088	1,986,076
*	South Indian Bank Ltd.	5,518,850	1,218,991
*	SP Apparels Ltd.	1,629	6,098
*	Spandana Sphoorty Financial Ltd.	39,942	276,974
*	Star Cement Ltd.	204,338	270,001
	Sterlite Technologies Ltd.	554,635	1,236,244
*	Strides Pharma Science Ltd.	208,324	754,648
*	Stylam Industries Ltd.	6,602	89,636
	Styrenix Performance Materials Ltd.	5,144	49,139
*	Subex Ltd.	1,028,986	434,251
	Subros Ltd.	89,803	330,231
	Sudarshan Chemical Industries Ltd.	102,209	482,560
	Sumitomo Chemical India Ltd.	178,015	995,993
	Sun TV Network Ltd.	285,578	1,628,085
	Sundaram Finance Holdings Ltd.	80,225	87,288
	Sundaram Finance Ltd.	100,641	2,789,388
	Sundaram-Clayton Ltd.	10,933	629,891
	Sundram Fasteners Ltd.	316,668	3,805,349

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Sunflag Iron & Steel Co. Ltd.	38,069	$63,587
	Sunteck Realty Ltd.	185,188	816,217
	Suprajit Engineering Ltd.	222,652	884,885
	Supreme Industries Ltd.	208,247	6,425,266
	Supreme Petrochem Ltd.	296,898	1,401,638
	Surya Roshni Ltd.	36,284	284,885
	Sutlej Textiles & Industries Ltd.	193,970	142,335
	Suven Pharmaceuticals Ltd.	678,550	4,099,429
*	Suzlon Energy Ltd.	17,059,138	2,085,933
*	Suzlon Energy Ltd.	947,790	83,293
	Swan Energy Ltd.	76,621	308,793
	Swaraj Engines Ltd.	20,114	409,701
	Symphony Ltd.	61,332	720,747
Ω	Syngene International Ltd.	385,557	2,678,021
	Tamil Nadu Newsprint & Papers Ltd.	81,591	240,284
	Tamilnadu Petroproducts Ltd.	77,740	84,605
	Tanla Platforms Ltd.	82,267	656,553
*	TARC Ltd.	106,825	54,954
	Tata Chemicals Ltd.	395,826	4,734,824
	Tata Coffee Ltd.	123,118	320,606
	Tata Elxsi Ltd.	2,059	167,842
	Tata Metaliks Ltd.	56,536	578,090
	Tata Steel Long Products Ltd.	44,261	383,300
	TCI Express Ltd.	56,604	1,192,337
* Ω	TCNS Clothing Co. Ltd.	5,301	31,614
	TD Power Systems Ltd.	59,075	96,230
*	TeamLease Services Ltd.	831	23,421
	Techno Electric & Engineering Co. Ltd.	198,034	855,147
	Texmaco Rail & Engineering Ltd.	444,711	308,268
	Thermax Ltd.	102,179	2,401,636
	Thirumalai Chemicals Ltd.	96,103	212,239
*	Thomas Cook India Ltd.	329,769	291,063
Ω	Thyrocare Technologies Ltd.	65,124	448,581
	Tide Water Oil Co. India Ltd.	24,749	298,664
	Tilaknagar Industries Ltd.	168,261	240,316
	Time Technoplast Ltd.	390,193	409,330
	Timken India Ltd.	86,655	3,305,015
	Tinplate Co. of India Ltd.	109,549	467,917
*	Titagarh Wagons Ltd.	138,549	390,146
	Torrent Power Ltd.	553,319	3,058,219
	Tourism Finance Corp. of India Ltd.	138,784	135,508
	Transport Corp. of India Ltd.	98,187	756,134
	Trident Ltd.	4,143,289	1,750,047
	Triveni Engineering & Industries Ltd.	289,397	1,015,318
	Triveni Turbine Ltd.	224,834	752,796
	TTK Prestige Ltd.	146,619	1,401,205
	Tube Investments of India Ltd.	401,940	12,822,655
	TV Today Network Ltd.	89,678	271,196
*	TV18 Broadcast Ltd.	1,722,864	721,527
	TVS Motor Co. Ltd.	96,698	1,233,219
	TVS Srichakra Ltd.	13,220	534,440
	Uflex Ltd.	110,987	738,293
	Ugar Sugar Works Ltd.	140,911	167,998
*	Ugro Capital Ltd.	89,122	167,007
*	Ujjivan Financial Services Ltd.	241,416	789,942
* Ω	Ujjivan Small Finance Bank Ltd.	1,070,258	380,203
	Unichem Laboratories Ltd.	124,053	535,044
	Union Bank of India Ltd.	1,378,209	1,334,778
	UNO Minda Ltd.	456,251	2,727,729

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Usha Martin Ltd.	316,056	$724,476
*	UTI Asset Management Co. Ltd.	49,377	453,816
*	VA Tech Wabag Ltd.	99,269	386,579
	Vaibhav Global Ltd.	248,778	931,222
	Vakrangee Ltd.	1,369,603	454,426
Ω	Valiant Organics Ltd.	5,527	32,310
*	Vardhman Textiles Ltd.	478,921	1,779,493
* Ω	Varroc Engineering Ltd.	80,384	273,930
	Varun Beverages Ltd.	294,430	4,148,440
	Venky's India Ltd.	17,328	388,144
	Vesuvius India Ltd.	17,887	356,825
	V-Guard Industries Ltd.	555,007	1,680,243
	Vimta Labs Ltd.	17,648	77,269
	Vinati Organics Ltd.	93,732	2,103,861
	Vindhya Telelinks Ltd.	17,192	342,192
	VIP Industries Ltd.	75,668	648,336
	Visaka Industries Ltd.	14,832	74,909
	V-Mart Retail Ltd.	7,479	252,851
*	Vodafone Idea Ltd.	20,005,757	1,753,238
	Voltamp Transformers Ltd.	7,702	238,784
	Voltas Ltd.	41,493	407,607
	VRL Logistics Ltd.	105,624	691,719
	VST Industries Ltd.	18,750	694,177
	VST Tillers Tractors Ltd.	13,719	390,389
	Welspun Corp. Ltd.	436,397	1,128,402
	Welspun Enterprises Ltd.	250,028	446,078
	Welspun India Ltd.	1,273,187	1,045,514
	West Coast Paper Mills Ltd.	119,976	797,520
*	Westlife Foodworld Ltd.	79,671	711,619
	Wheels India Ltd.	10,888	74,613
	Whirlpool of India Ltd.	40,537	691,811
*	Wockhardt Ltd.	155,018	392,874
*	Wonderla Holidays Ltd.	28,605	120,986
*	Yes Bank Ltd.	237,637	50,275
	Zee Entertainment Enterprises Ltd.	2,035,315	5,660,714
*	Zee Media Corp. Ltd.	695,048	107,381
	Zensar Technologies Ltd.	343,925	981,398
	Zydus Wellness Ltd.	23,237	397,878
TOTAL INDIA			668,581,358
INDONESIA — (2.0%)
	ABM Investama Tbk PT	1,069,000	224,743
	Ace Hardware Indonesia Tbk PT	19,988,600	654,461
*	Adhi Karya Persero Tbk PT	5,523,788	177,051
*	Adi Sarana Armada Tbk PT	3,864,400	219,720
*	Agung Semesta Sejahtera Tbk PT	34,642,700	115,553
	AKR Corporindo Tbk PT	23,912,200	2,096,013
*	Alam Sutera Realty Tbk PT	35,031,400	379,368
* ††	Armidian Karyatama Tbk PT	844,800	528
	Arwana Citramulia Tbk PT	18,420,300	1,234,736
	Ashmore Asset Management Indonesia Tbk PT	88,400	8,238
	Astra Agro Lestari Tbk PT	1,572,300	863,453
	Astra Otoparts Tbk PT	2,355,600	213,910
*	Asuransi Maximus Graha Persada Tbk PT	8,900,400	48,773
* ††	Bakrie Telecom Tbk PT	49,756,298	31,118
	Bali Bintang Sejahtera Tbk PT	3,153,100	47,584
*	Bank Amar Indonesia Tbk PT	8,806,728	135,431
	Bank BTPN Syariah Tbk PT	5,426,100	927,920
*	Bank Bukopin Tbk PT	63,114,482	505,476

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Capital Indonesia Tbk PT	9,245,100	$80,275
*	Bank Ganesha Tbk PT	7,884,200	47,392
*	Bank Ina Perdana PT	4,559,900	1,194,363
*	Bank Mayapada International Tbk PT	934,600	32,152
	Bank Maybank Indonesia Tbk PT	14,258,200	222,515
*	Bank MNC Internasional Tbk PT	34,524,800	210,111
*	Bank Nationalnobu Tbk PT	1,174,200	40,454
	Bank OCBC Nisp Tbk PT	2,492,300	128,990
	Bank Pan Indonesia Tbk PT	12,521,100	1,320,333
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	8,878,812	808,884
	Bank Pembangunan Daerah Jawa Timur Tbk PT	12,456,900	611,103
*	Bank Raya Indonesia Tbk PT	1,009,700	29,744
	Bank Tabungan Negara Persero Tbk PT	18,034,657	1,640,607
*	Bekasi Fajar Industrial Estate Tbk PT	15,027,700	146,471
	BFI Finance Indonesia Tbk PT	23,221,800	1,795,056
*	Bintang Oto Global Tbk PT	7,756,800	649,398
	BISI International Tbk PT	8,589,500	903,017
	Blue Bird Tbk PT	696,300	75,156
*	Buana Lintas Lautan Tbk PT	18,874,200	189,010
	Bukit Asam Tbk PT	2,634,200	598,873
*	Bumi Resources Minerals Tbk PT	96,828,400	1,191,296
*	Bumi Serpong Damai Tbk PT	14,012,000	875,755
*	Bumi Teknokultura Unggul Tbk PT	65,924,600	219,895
*	Capital Financial Indonesia Tbk PT	1,258,200	61,269
	Catur Sentosa Adiprana Tbk PT	2,986,100	145,479
Ω	Cikarang Listrindo Tbk PT	4,462,100	196,439
	Ciputra Development Tbk PT	28,744,020	1,871,711
*	Citra Marga Nusaphala Persada Tbk PT	13,896,403	1,747,779
*	City Retail Developments Tbk PT	12,056,400	116,168
	Delta Dunia Makmur Tbk PT	15,329,000	299,195
	Dharma Satya Nusantara Tbk PT	6,420,300	291,966
	Elnusa Tbk PT	10,521,900	219,609
	Erajaya Swasembada Tbk PT	27,567,400	774,810
*	Gajah Tunggal Tbk PT	4,584,000	183,403
	Garudafood Putra Putri Jaya Tbk PT	13,327,500	435,655
*	Global Mediacom Tbk PT	17,118,300	325,247
	Gudang Garam Tbk PT	190,800	292,864
* ††	Hanson International Tbk PT	483,480,300	0
	Harum Energy Tbk PT	6,043,000	700,670
	Hexindo Adiperkasa Tbk PT	554,100	196,806
	Impack Pratama Industri Tbk PT	1,149,500	276,025
	Indika Energy Tbk PT	5,804,300	936,345
	Indo Tambangraya Megah Tbk PT	394,500	954,327
	Indocement Tunggal Prakarsa Tbk PT	1,899,700	1,270,585
	Indomobil Sukses Internasional Tbk PT	512,300	29,753
*	Indosterling Technomedia Tbk PT	482,900	43,973
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,878,846	1,102,146
* ††	Inovisi Infracom Tbk PT	1,806,467	0
	Integra Indocabinet Tbk PT	4,674,000	112,448
* ††	Inti Agri Resources Tbk PT	92,782,800	58,028
	Japfa Comfeed Indonesia Tbk PT	13,401,100	1,209,222
*	Jasa Marga Persero Tbk PT	5,278,700	1,114,195
	Jaya Real Property Tbk PT	10,463,000	340,620
*	Kapuas Prima Coal Tbk PT	22,780,900	76,020
*	Kawasan Industri Jababeka Tbk PT	108,474,057	998,453
	KMI Wire & Cable Tbk PT	5,778,100	115,744
*	Krakatau Steel Persero Tbk PT	13,623,502	287,334
*	Kresna Graha Investama Tbk PT	5,504,400	18,353
*	Lippo Karawaci Tbk PT	123,858,040	678,423

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	M Cash Integrasi PT	236,600	$115,259
	Mahkota Group Tbk PT	374,000	19,463
*	Malindo Feedmill Tbk PT	3,163,300	101,776
*	Map Aktif Adiperkasa PT	751,600	190,686
	Matahari Department Store Tbk PT	2,257,400	661,816
*	MD Pictures Tbk PT	1,919,400	121,693
	Medco Energi Internasional Tbk PT	19,378,707	1,817,860
*	Media Nusantara Citra Tbk PT	17,933,800	833,394
	Medikaloka Hermina Tbk PT	15,058,200	1,562,634
*	Mega Manunggal Property Tbk PT	10,772,800	329,364
*	Metro Healthcare Indonesia Tbk PT	11,631,800	383,277
	Metrodata Electronics Tbk PT	15,657,100	585,308
	Metropolitan Kentjana Tbk PT	9,100	21,791
*	Mitra Adiperkasa Tbk PT	27,423,200	2,381,688
	Mitra Keluarga Karyasehat Tbk PT	5,387,500	1,075,517
	Mitra Pinasthika Mustika Tbk PT	4,596,400	361,956
*	MNC Kapital Indonesia Tbk PT	27,203,400	129,103
*	MNC Land Tbk PT	29,086,600	147,644
*	MNC Vision Networks Tbk PT	27,903,500	113,765
*	Mulia Industrindo Tbk PT	2,222,200	85,304
*	Multipolar Tbk PT	5,540,600	38,156
*	NFC Indonesia Tbk PT	86,200	35,174
	Nippon Indosari Corpindo Tbk PT	13,183,989	1,200,650
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,377,600	1,654,200
*	Pacific Strategic Financial Tbk PT	20,982,800	1,574,760
	Pakuwon Jati Tbk PT	35,341,000	1,057,067
	Panin Financial Tbk PT	49,629,800	1,485,556
*	Paninvest Tbk PT	4,828,600	485,703
*	Pelayaran Tamarin Samudra Tbk PT	19,571,300	14,362
	Perusahaan Gas Negara Tbk PT	21,579,000	2,233,666
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,211,400	722,866
*	Pollux Properti Indonesia Tbk PT	2,219,300	30,656
* ††	Pool Advista Indonesia Tbk PT	10,473,500	6,550
*	PP Persero Tbk PT	9,359,714	435,350
	Prodia Widyahusada Tbk PT	175,800	63,332
	Puradelta Lestari Tbk PT	31,994,400	354,708
	Ramayana Lestari Sentosa Tbk PT	8,938,400	423,999
	Resource Alam Indonesia Tbk PT	3,733,900	105,704
* ††	Rimo International Lestari Tbk PT	211,251,900	0
	Rukun Raharja Tbk PT	2,350,900	149,229
	Salim Ivomas Pratama Tbk PT	12,369,300	350,311
	Samator Indo Gas Tbk PT	1,269,300	168,679
	Samindo Resources Tbk PT	106,600	11,060
	Sampoerna Agro Tbk PT	3,879,900	549,281
	Samudera Indonesia Tbk PT	16,970,000	491,990
*	Sarana Meditama Metropolitan Tbk PT	3,473,000	66,326
	Sariguna Primatirta Tbk PT	5,940,900	184,747
	Sawit Sumbermas Sarana Tbk PT	12,402,900	1,311,685
* ††	Sekawan Intipratama Tbk PT	9,367,900	0
	Selamat Sempurna Tbk PT	13,041,700	1,375,200
*	Semen Baturaja Persero Tbk PT	6,838,100	186,399
	Siloam International Hospitals Tbk PT	11,618,000	946,529
	Sinar Mas Agro Resources & Technology Tbk PT	1,020,560	350,849
* ††	Sri Rejeki Isman Tbk PT	35,353,931	64,564
	Steel Pipe Industry of Indonesia PT	2,787,400	46,926
* ††	Sugih Energy Tbk PT	100,457,800	0
	Summarecon Agung Tbk PT	32,544,546	1,339,157
* ††	Surabaya Agung Industri Pulp & Kertas Tbk PT	64,500	0
	Surya Citra Media Tbk PT	66,369,600	1,003,084

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Surya Esa Perkasa Tbk PT	20,850,800	$1,380,362
*	Surya Permata Andalan Tbk PT	550,300	18,209
	Surya Pertiwi Tbk PT	1,435,000	52,682
*	Surya Semesta Internusa Tbk PT	13,670,200	388,778
* ††	Suryainti Permata Tbk PT	7,252,000	0
	Temas Tbk PT	1,050,300	176,470
	Tempo Scan Pacific Tbk PT	1,861,700	174,495
	Timah Tbk PT	8,208,514	686,759
* ††	Trada Alam Minera Tbk PT	180,020,800	112,588
	Transcoal Pacific Tbk PT	19,100	10,701
	Trias Sentosa Tbk PT	32,818,400	1,620,889
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	44,990
	Triputra Agro Persada PT	5,203,900	215,274
	Tunas Baru Lampung Tbk PT	11,437,500	542,225
	Ultrajaya Milk Industry & Trading Co. Tbk PT	15,164,100	1,487,338
	Unggul Indah Cahaya Tbk PT	48,239	30,901
* ††	Waskita Beton Precast Tbk PT	28,238,300	33,555
*	Waskita Karya Persero Tbk PT	30,184,766	686,145
	Wijaya Karya Bangunan Gedung Tbk PT	6,345,100	61,394
	Wijaya Karya Beton Tbk PT	8,423,800	104,003
*	Wijaya Karya Persero Tbk PT	8,006,607	369,622
	XL Axiata Tbk PT	12,240,579	1,885,261
TOTAL INDONESIA			80,016,404
KUWAIT — (0.0%)
	A'ayan Leasing & Investment Co. KSCP	87,924	40,038
*	ALAFCO Aviation Lease & Finance Co. KSCP	25,724	18,034
	Al-Eid Food KSC	13,294	10,682
*	Arabi Group Holding KSC	12,675	15,779
	Asiya Capital Investments Co. KSCP	72,162	13,073
	Boubyan Petrochemicals Co. KSCP	12,452	32,594
	Boursa Kuwait Securities Co. KPSC	5,370	35,818
	Commercial Real Estate Co. KSC	46,557	15,008
	Humansoft Holding Co. KSC	11,176	124,153
	Integrated Holding Co. KCSC	8,802	10,438
	Kuwait International Bank KSCP	92,452	61,483
	Kuwait Real Estate Co. KSC	59,944	21,209
	Mezzan Holding Co. KSCC	8,074	10,422
	National Industries Group Holding SAK	59,001	41,170
TOTAL KUWAIT			449,901
MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,072,285	995,138
	Able Global Bhd	232,200	80,660
	Aeon Co. M Bhd	1,014,100	321,559
#	AEON Credit Service M Bhd	312,000	924,312
#	AFFIN Bank Bhd	1,407,910	700,826
	Ajinomoto Malaysia Bhd	67,800	221,321
	Alliance Bank Malaysia Bhd	2,508,800	2,114,427
	Allianz Malaysia Bhd	134,100	436,755
	AME Elite Consortium Bhd	83,800	25,364
*	Ancom Nylex Bhd	689,200	194,381
#	Ann Joo Resources Bhd	353,150	118,945
	Astro Malaysia Holdings Bhd	1,643,500	237,271
# *	Berjaya Assets Bhd	1,888,400	132,902
*	Berjaya Corp. Bhd	6,779,128	517,372
	Berjaya Food Bhd	542,700	137,812
# *	Berjaya Land Bhd	3,154,600	199,850

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
# *	Bermaz Auto Bhd	953,800	$485,877
	BIMB Holdings Bhd	122,800	70,552
	Bintulu Port Holdings Bhd	25,900	31,434
*	Boustead Holdings Bhd	1,445,328	227,662
#	Boustead Plantations Bhd	932,299	143,392
#	British American Tobacco Malaysia Bhd	360,600	1,071,392
*	Bumi Armada Bhd	5,777,700	783,555
	Bursa Malaysia Bhd	1,157,400	1,821,506
#	Cahya Mata Sarawak Bhd	1,296,800	369,043
	Carlsberg Brewery Malaysia Bhd, Class B	610,000	3,370,769
* ††	Carotech Bhd	230,650	0
#	CB Industrial Product Holding Bhd	867,240	222,083
#	CSC Steel Holdings Bhd	435,500	123,783
	D&O Green Technologies Bhd	706,600	789,359
#	Dagang NeXchange Bhd	1,584,800	245,369
	Datasonic Group Bhd	305,500	35,259
#	Dayang Enterprise Holdings Bhd	1,165,375	403,973
	DRB-Hicom Bhd	2,600,800	1,075,947
#	Dufu Technology Corp. Bhd	506,600	268,156
#	Duopharma Biotech Bhd	1,059,314	408,424
	Dutch Lady Milk Industries Bhd	79,100	551,475
	Eco World Development Group Bhd	2,120,900	344,332
# *	Eco World International Bhd	872,100	94,341
*	Ecofirst Consolidated Bhd	402,200	34,469
# *	Ekovest Bhd	3,871,950	373,260
	Evergreen Fibreboard Bhd	149,100	13,859
	FAR East Holdings Bhd	258,300	230,521
#	Formosa Prosonic Industries Bhd	187,500	152,233
	Frontken Corp. Bhd	2,016,550	1,572,276
	Gadang Holdings Bhd	1,444,200	116,958
#	Gas Malaysia Bhd	531,500	412,957
# *	Genetec Technology Bhd	242,200	152,630
	Genting Plantations Bhd	43,700	62,239
	George Kent Malaysia Bhd	963,000	125,445
	Globetronics Technology Bhd	1,161,072	314,684
* ††	Golden Plus Holding Bhd	216,000	0
#	Guan Chong Bhd	979,000	632,702
	Hai-O Enterprise Bhd	642,197	204,849
	HAP Seng Consolidated Bhd	260,840	452,973
	Hap Seng Plantations Holdings Bhd	227,100	102,210
	Hartalega Holdings Bhd	905,400	342,935
#	Hengyuan Refining Co. Bhd	322,900	286,579
	Hextar Global Bhd	102,700	55,309
#	Hiap Teck Venture Bhd	3,025,300	242,194
#	Hibiscus Petroleum Bhd	3,450,800	932,237
#	Hong Leong Capital Bhd	33,800	52,315
	Hong Leong Industries Bhd	350,400	728,524
	Hup Seng Industries Bhd	921,033	151,228
	IGB Bhd	666,254	375,308
	IJM Corp. Bhd	1,068,100	391,257
	IOI Properties Group Bhd	132,600	34,235
*	Iris Corp. Bhd	401,400	11,825
*	Iskandar Waterfront City Bhd	1,196,100	93,093
# *	JAKS Resources Bhd	4,088,380	240,637
	Jaya Tiasa Holdings Bhd	1,265,327	184,556
# *	JHM Consolidation Bhd	860,400	173,202
	Keck Seng Malaysia Bhd	289,650	244,000
#	Kelington Group Bhd	600,700	218,764
#	Kenanga Investment Bank Bhd	298,700	66,227

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd	728,690	$207,147
#	Kim Loong Resources Bhd	838,580	352,000
# *	KNM Group Bhd	6,978,580	98,481
#	Kobay Technology Bhd	263,800	188,711
	Kossan Rubber Industries Bhd	1,323,700	326,678
	KPJ Healthcare Bhd	4,788,700	1,157,538
#	Kretam Holdings Bhd	1,548,200	218,312
# *	KSL Holdings Bhd	790,818	152,261
#	Kumpulan Fima Bhd	168,550	78,681
	Land & General Bhd	5,669,760	146,794
	LBS Bina Group Bhd	2,657,916	265,623
# *	Leong Hup International Bhd	525,600	61,092
#	Lii Hen Industries Bhd	951,000	191,896
# Ω	Lotte Chemical Titan Holding Bhd	1,020,797	376,353
#	LPI Capital Bhd	373,224	1,129,263
	Luxchem Corp. Bhd	56,200	7,187
	Magni-Tech Industries Bhd	612,433	266,031
#	Magnum Bhd	2,556,863	798,564
#	Mah Sing Group Bhd	3,290,287	467,837
#	Malakoff Corp. Bhd	4,685,100	759,084
	Malayan Flour Mills Bhd	1,980,175	385,998
#	Malaysia Building Society Bhd	5,406,590	768,752
#	Malaysia Smelting Corp. Bhd	213,800	106,910
#	Malaysian Resources Corp. Bhd	4,929,166	382,983
	Matrix Concepts Holdings Bhd	3,248,937	1,189,245
	MBM Resources Bhd	483,896	396,216
	Media Chinese International Ltd.	1,200,400	49,342
	Media Prima Bhd	86,700	9,474
	Mega First Corp. Bhd	1,538,100	1,286,035
#	MKH Bhd	1,437,434	421,921
	MNRB Holdings Bhd	1,170,188	252,688
#	MPHB Capital Bhd	1,201,700	279,273
	Muda Holdings Bhd	348,000	147,034
*	Muhibbah Engineering M Bhd	1,522,025	252,180
	Nylex Malaysia Bhd	4,205	541
#	OCK Group Bhd	1,345,100	128,189
	Oriental Holdings Bhd	679,900	1,104,248
#	OSK Holdings Bhd	5,459,555	1,281,052
	PA Resources Bhd	970,800	77,704
	Padini Holdings Bhd	1,331,800	1,141,245
	Panasonic Manufacturing Malaysia Bhd	25,084	135,883
	Pantech Group Holdings Bhd	1,007,619	196,630
#	Paramount Corp. Bhd	1,104,355	196,893
	Perak Transit Bhd	632,500	182,692
#	Petron Malaysia Refining & Marketing Bhd	256,100	274,918
#	Pharmaniaga Bhd	316,200	38,974
#	PIE Industrial Bhd	39,900	28,901
#	PMB Technology Bhd	49,300	49,087
*	Pos Malaysia Bhd	108,000	15,086
	Power Root Bhd	21,700	10,444
#	Ranhill Utilities Bhd	1,759,838	212,883
#	RCE Capital Bhd	244,700	105,649
*	Revenue Group Bhd	72,400	9,645
#	Sam Engineering & Equipment M Bhd	330,200	386,480
*	Sapura Energy Bhd	20,127,300	235,281
#	Sarawak Oil Palms Bhd	830,255	516,952
	Scientex Bhd	1,398,672	1,159,633
	SEG International Bhd	145,885	22,407
*	Shangri-La Hotels Malaysia Bhd	244,900	190,706

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Sime Darby Property Bhd	5,517,400	$635,634
#	SKP Resources Bhd	2,082,124	827,776
	SP Setia Bhd Group	3,536,900	579,004
#	Sports Toto Bhd	2,350,050	888,008
* ††	Sumatec Resources Bhd	6,536,100	0
#	Sunway Construction Group Bhd	346,636	132,792
	Suria Capital Holdings Bhd	269,560	74,688
#	Syarikat Takaful Malaysia Keluarga Bhd	731,957	625,304
#	Ta Ann Holdings Bhd	448,389	358,908
#	Taliworks Corp. Bhd	1,033,016	208,311
	Tan Chong Motor Holdings Bhd	211,500	60,456
#	TASCO Bhd	191,900	41,730
#	Thong Guan Industries Bhd	530,900	300,928
	TMC Life Sciences Bhd	948,400	143,935
# *	Tropicana Corp. Bhd	2,587,990	820,329
#	TSH Resources Bhd	1,381,600	360,044
#	Uchi Technologies Bhd	887,200	658,552
	UEM Edgenta Bhd	941,100	231,970
# *	UEM Sunrise Bhd	1,288,000	81,940
#	UMW Holdings Bhd	1,084,500	942,041
	Unisem M Bhd	405,400	302,247
	United Malacca Bhd	442,250	568,032
	United Plantations Bhd	45,300	164,760
#	UOA Development Bhd	4,413,299	1,738,494
	UWC Bhd	435,100	417,384
# *	Velesto Energy Bhd	12,161,908	660,491
#	VS Industry Bhd	3,539,600	808,453
*	Wah Seong Corp. Bhd	1	0
#	WCT Holdings Bhd	2,091,593	214,079
#	Wellcall Holdings Bhd	1,183,600	322,497
*	Widad Group Bhd	1,235,800	121,729
	Yinson Holdings Bhd	275,700	174,042
# *	YNH Property Bhd	2,935,116	3,024,715
	YTL Power International Bhd	1,385,743	239,252
TOTAL MALAYSIA			67,683,500
MEXICO — (3.1%)
# *	ALEATICA SAB de CV	228,600	418,826
	Alfa SAB de CV, Class A	858,225	621,205
	Alpek SAB de CV	1,130,127	1,784,269
*	Alsea SAB de CV	1,253,320	2,996,440
*	Axtel SAB de CV	6,155,647	477,271
Ω	Banco del Bajio SA	2,573,919	10,339,143
	Bolsa Mexicana de Valores SAB de CV	1,231,255	2,673,642
	Consorcio ARA SAB de CV	5,594,857	1,241,948
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,965,760	2,197,459
#	Corp Actinver SAB de CV	198,770	135,377
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	960,372	714,522
	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	4,386,354
	Corp. Moctezuma SAB de CV	838,557	2,516,050
	Corporativo Fragua SAB de CV	3	53
*	Corpovael SA de CV	73,341	11,295
	Cydsa SAB de CV	10,875	10,164
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR	3,187	1,354
	GCC SAB de CV	548,771	4,355,663
	Genomma Lab Internacional SAB de CV, Class B	2,030,927	1,917,627
	Gentera SAB de CV	2,941,632	3,589,852
	Gruma SAB de CV, Class B	26,146	379,211

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	$5,298,052
	Grupo Comercial Chedraui SA de CV	1,743,177	8,586,979
	Grupo Herdez SAB de CV	1,428,625	3,458,804
*	Grupo Hotelero Santa Fe SAB de CV	618,935	138,706
	Grupo Industrial Saltillo SAB de CV	1,080,258	1,801,338
	Grupo KUO SAB de CV, Class B	714,554	1,610,834
*	Grupo Pochteca SAB de CV	336,841	146,682
*	Grupo Posadas SAB de CV	158,680	240,584
#	Grupo Rotoplas SAB de CV	776,001	1,169,534
*	Grupo Simec SAB de CV, Class B	949,639	10,842,643
# * Ω	Grupo Traxion SAB de CV	331,522	610,738
# *	Hoteles City Express SAB de CV	1,160,092	478,071
*	Industrias CH SAB de CV, Class B	1,708,284	20,230,335
	La Comer SAB de CV	2,986,626	6,559,935
#	Megacable Holdings SAB de CV	2,030,295	6,383,992
# *	Minera Frisco SAB de CV, Class A1	5,327,018	854,337
* Ω	Nemak SAB de CV	2,725,906	875,799
	Operadora de Sites Mexicanos SA de CV, Class A	1,031,899	1,089,959
	Orbia Advance Corp. SAB de CV	49,219	98,069
*	Organizacion Cultiba SAB de CV	1,103,096	658,442
	Organizacion Soriana SAB de CV, Class B	358,274	581,252
	Promotora y Operadora de Infraestructura SAB de CV	543,423	5,303,645
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	43,086
#	Qualitas Controladora SAB de CV	359,032	1,983,299
	Regional SAB de CV	520,708	4,505,678
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Rassini	3,300	0
*	Vista Energy SAB de CV, ADR	2,874	45,697
	Vitro SAB de CV, Class A	704,098	747,827
TOTAL MEXICO			125,112,042
PHILIPPINES — (1.1%)
*	8990 Holdings, Inc.	3,671,200	604,457
	A Soriano Corp.	2,931,411	516,656
††	ACR Mining Corp.	48,205	2,962
*	AgriNurture, Inc.	480,000	59,525
	Alliance Global Group, Inc.	6,957,300	1,596,404
	Alsons Consolidated Resources, Inc.	2,780,000	42,590
	Apex Mining Co., Inc.	5,852,000	213,225
*	Apollo Global Capital, Inc.	27,650,000	17,230
*	AyalaLand Logistics Holdings Corp.	4,021,100	222,660
*	Belle Corp.	13,307,400	331,678
*	Bloomberry Resorts Corp.	8,961,900	1,516,133
*	Cebu Air, Inc.	603,320	473,405
*	Cebu Holdings, Inc.	3,180,400	324,109
* Ω	CEMEX Holdings Philippines, Inc.	10,073,263	214,768
	Century Pacific Food, Inc.	2,790,500	1,318,673
	China Banking Corp.	6,526,914	3,424,228
	COL Financial Group, Inc.	922,000	52,291
*	Converge Information & Communications Technology Solutions, Inc.	2,146,300	689,507
	Cosco Capital, Inc.	11,229,900	964,756
	D&L Industries, Inc.	6,538,700	994,646
*	DITO CME Holdings Corp.	1,156,100	67,199
	DMCI Holdings, Inc.	5,194,000	1,048,640
	DoubleDragon Corp.	2,132,190	268,962
	East West Banking Corp.	1,996,300	265,759
	Filinvest Development Corp.	3,356,422	392,551
	Filinvest Land, Inc.	53,722,577	846,901

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	First Gen Corp.	235,300	$75,799
	First Philippine Holdings Corp.	1,712,200	1,976,576
	Global Ferronickel Holdings, Inc.	4,072,911	186,577
*	Global-Estate Resorts, Inc.	2,410,000	41,073
	GT Capital Holdings, Inc.	159,710	1,493,964
*	Holcim Philippines, Inc.	2,182,300	164,713
*	Integrated Micro-Electronics, Inc.	2,685,414	260,921
	LT Group, Inc.	2,969,000	548,562
*	MacroAsia Corp.	1,945,032	176,865
	Manila Water Co., Inc.	7,255,700	2,618,952
*	Max's Group, Inc.	832,200	78,267
*	Megawide Construction Corp.	2,375,208	136,774
	Megaworld Corp.	17,815,000	692,483
	Metro Pacific Investments Corp.	17,441,000	1,291,228
	Nickel Asia Corp.	10,067,100	1,163,574
*	Petron Corp.	9,686,800	445,570
††	Philcomsat Holdings Corp.	316,021	346
	Philex Mining Corp.	4,552,300	243,387
*	Philippine National Bank	1,895,726	685,023
* ††	Philippine National Construction Corp.	173,000	2,910
	Philippine Savings Bank	474,907	495,234
*	Philippine Seven Corp.	10,510	14,420
	Philippine Stock Exchange, Inc.	74,482	241,225
* ††	Philtown Properties, Inc.	430,294	0
*	Phoenix Petroleum Philippines, Inc.	929,580	141,406
	Pilipinas Shell Petroleum Corp.	1,365,390	435,484
	Premium Leisure Corp.	16,097,000	153,320
	Puregold Price Club, Inc.	1,996,790	1,226,564
*	PXP Energy Corp.	2,777,800	334,394
	RFM Corp.	7,485,068	493,859
	Rizal Commercial Banking Corp.	2,651,952	1,138,106
	Robinsons Land Corp.	8,287,651	2,326,373
	Robinsons Retail Holdings, Inc.	1,008,440	1,075,263
	Security Bank Corp.	637,810	1,076,378
	Semirara Mining & Power Corp.	113,900	66,949
	Shakey's Pizza Asia Ventures, Inc.	274,900	42,306
	Synergy Grid & Development Phils, Inc.	163,500	32,952
*	Top Frontier Investment Holdings, Inc.	2,580	4,420
	Union Bank of the Philippines	2,144,349	3,798,962
	Vista Land & Lifescapes, Inc.	30,112,200	978,169
	Vistamalls, Inc.	589,600	33,489
	Wilcon Depot, Inc.	2,969,100	1,739,213
TOTAL PHILIPPINES			44,601,965
POLAND — (1.0%)
*	11 bit studios SA	4,635	626,466
	AB SA	2,202	26,134
*	Agora SA	118,444	153,119
*	Alior Bank SA	197,391	1,793,549
	Alumetal SA	7,000	119,581
	Amica SA	13,582	274,502
*	AmRest Holdings SE	65,155	308,250
	Apator SA	59,870	193,584
	Arctic Paper SA	2,562	13,521
	ASBISc Enterprises PLC	55,896	283,553
	Asseco Poland SA	55,210	971,626
	Auto Partner SA	10,278	36,018
	Bank Handlowy w Warszawie SA	35,620	666,577
*	Bank Millennium SA	668,184	795,382

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
POLAND — (Continued)
# *	Bank Ochrony Srodowiska SA	63,177	$130,319
*	Benefit Systems SA	1,626	312,232
# *	Bioton SA	111,045	88,922
	Boryszew SA	130,974	164,844
	Budimex SA	53,716	3,454,627
	Bumech SA	642	7,853
*	CCC SA	72,112	735,211
	Celon Pharma SA	18,524	73,733
# *	CI Games SA	240,060	155,728
	Ciech SA	75,004	832,389
	Cognor Holding SA	80,836	133,615
#	ComArch SA	12,137	462,799
#	Develia SA	1,491,512	903,906
#	Dom Development SA	14,033	327,552
#	Echo Investment SA	22,550	16,567
*	Enea SA	691,490	1,079,005
*	Eurocash SA	191,789	660,606
	Fabryki Mebli Forte SA	74,704	412,519
*	Famur SA	717,909	604,669
#	Globe Trade Centre SA	449,774	641,701
*	Grupa Azoty SA	117,994	1,240,130
	Grupa Kety SA	54,308	6,268,964
	Inter Cars SA	34,959	3,667,259
*	Jastrzebska Spolka Weglowa SA	63,187	986,621
	Kernel Holding SA	68,846	294,029
	KRUK SA	66,976	5,442,071
	LiveChat Software SA	24,886	724,829
# *	Lubawa SA	30,768	17,936
	Lubelski Wegiel Bogdanka SA	28,306	360,542
	Mirbud SA	58,259	78,508
#	Mo-BRUK SA	1,253	84,169
	Neuca SA	1,280	184,624
	NEWAG SA	522	2,253
# *	PKP Cargo SA	62,771	217,308
	PlayWay SA	3,232	304,369
# *	Polimex-Mostostal SA	69,880	85,130
#	Stalexport Autostrady SA	350,306	240,595
*	Tauron Polska Energia SA	2,488,288	1,357,778
	TEN Square Games SA	6,117	181,468
	Tim SA	15,749	123,203
	Torpol SA	10,552	47,822
	Votum SA	1,799	22,754
	VRG SA	873,743	673,848
#	Warsaw Stock Exchange	46,779	407,259
# *	Wawel SA	365	39,568
	Wirtualna Polska Holding SA	3,440	82,556
# Ω	XTB SA	57,046	436,720
#	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	3,915
# *	Zespol Elektrowni Patnow Adamow Konin SA	84,133	553,332
TOTAL POLAND			41,590,219
QATAR — (0.7%)
	Aamal Co.	5,648,983	1,524,749
	Al Khaleej Takaful Group QSC	475,885	292,511
	Al Meera Consumer Goods Co. QSC	266,785	1,181,660
*	Alijarah Holding Co. QPSC	938,558	185,852
	Baladna	2,035,733	835,343
	Barwa Real Estate Co.	3,508,039	2,743,922
*	Dlala Brokerage & Investments Holding Co. QSC	354,306	110,612

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Doha Bank QPSC	3,902,064	$2,075,355
	Doha Insurance Co. QSC	178,039	103,074
*	Estithmar Holding QPSC	3,254,754	1,508,443
*	Gulf International Services QSC	2,627,664	1,282,672
	Gulf Warehousing Co.	779,029	730,929
*	Lesha Bank LLC	3,400,379	1,072,063
	Mannai Corp. QSC	358,305	762,618
*	Mazaya Real Estate Development QPSC	2,199,730	418,652
	Medicare Group	516,939	882,659
	Qatar Aluminum Manufacturing Co.	6,190,721	3,108,028
	Qatar Insurance Co. SAQ	3,096,864	1,555,119
	Qatar International Islamic Bank QSC	291,121	826,974
	Qatar Islamic Insurance Group	13,547	32,271
	Qatar National Cement Co. QSC	609,912	854,663
	Qatar Navigation QSC	1,070,808	2,802,566
*	Salam International Investment Ltd. QSC	2,728,762	460,834
	United Development Co. QSC	5,503,272	1,833,140
	Vodafone Qatar QSC	5,156,403	2,434,682
*	Widam Food Co.	298,655	131,786
	Zad Holding Co.	7,517	29,092
TOTAL QATAR			29,780,269
RUSSIA — (0.0%)
* ††	Etalon Group PLC, GDR	359,594	0
* ††	Globaltrans Investment PLC, GDR	168,485	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Ros Agro PLC, GDR	44,970	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VK Co. Ltd., GDR	126,978	0
* ††	VTB Bank PJSC, GDR	27,705	0
SAUDI ARABIA — (3.4%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	47,049	294,856
	Abdullah Al Othaim Markets Co.	92,745	2,609,044
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	29,214	225,150
	Advanced Petrochemical Co.	321,003	4,048,379
*	Al Alamiya for Cooperative Insurance Co.	77,220	280,386
	Al Babtain Power & Telecommunication Co.	80,373	489,017
*	Al Etihad Cooperative Insurance Co.	94,568	427,796
*	Al Gassim Investment Holding Co.	50,411	321,439
	Al Hammadi Holding	252,667	3,246,747
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	473,351
	Al Jouf Agricultural Development Co.	49,267	623,207
*	Al Jouf Cement Co.	201,449	689,098
*	Al Khaleej Training & Education Co.	180,447	734,435
	Al Moammar Information Systems Co.	65,812	1,687,035
*	Al Rajhi Co. for Co-operative Insurance	73,964	2,004,210
	Al Yamamah Steel Industries Co.	84,219	550,785
*	AlAbdullatif Industrial Investment Co.	131,619	593,794
	Alandalus Property Co.	194,116	893,241
	Alaseel Co.	55,799	565,751
*	Al-Baha Development & Investment Co.	57,086	197,204
	Aldrees Petroleum & Transport Services Co.	127,998	2,722,555
*	AlJazira Takaful Ta'awuni Co.	89,751	443,749
	AlKhorayef Water & Power Technologies Co.	6,512	248,664

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Allianz Saudi Fransi Cooperative Insurance Co.	128,617	$509,987
	Almunajem Foods Co.	3,369	55,400
	Al-Omran Industrial & Trading Co.	8,854	174,511
	Alujain Corp.	82,243	875,172
*	Amana Cooperative Insurance Co.	18,017	50,588
*	Arab Sea Information Systems Co.	22,951	450,318
*	Arabia Insurance Cooperative Co.	94,706	287,523
	Arabian Cement Co.	185,419	1,761,508
	Arabian Centres Co. Ltd.	325,516	1,742,676
	Arabian Contracting Services Co.	4,050	118,443
*	Arabian Shield Cooperative Insurance Co.	22,630	104,093
	Arriyadh Development Co.	350,650	1,780,685
	Astra Industrial Group	150,962	2,188,352
	Ataa Educational Co.	38,714	538,170
	Baazeem Trading Co.	15,303	261,077
*	Basic Chemical Industries Ltd.	42,491	406,942
*	Batic Investments & Logistic Co.	109,054	683,430
	Bawan Co.	95,676	829,085
	BinDawood Holding Co.	21,718	350,543
*	Buruj Cooperative Insurance Co.	52,247	252,306
*	Chubb Arabia Cooperative Insurance Co.	44,551	215,076
	City Cement Co.	270,893	1,519,077
*	Co. for Cooperative Insurance	188,513	4,233,885
	Dallah Healthcare Co.	119,112	4,366,945
*	Dar Al Arkan Real Estate Development Co.	1,798,980	6,020,771
*	Dur Hospitality Co.	195,380	1,219,708
	Eastern Province Cement Co.	114,015	1,334,052
	Electrical Industries Co.	65,904	472,126
*	Emaar Economic City	1,281,552	2,804,905
*	Fawaz Abdulaziz Al Hokair & Co.	113,211	552,397
	Filing & Packing Materials Manufacturing Co.	5,347	55,408
*	Fitaihi Holding Group	58,130	481,533
*	Gulf General Cooperative Insurance Co.	27,302	59,514
	Gulf Insurance Group	78,949	604,382
*	Gulf Union Cooperative Insurance Co.	4,547	11,399
	Hail Cement Co.	198,272	629,382
	Halwani Brothers Co.	75,380	1,151,938
*	Herfy Food Services Co.	67,026	649,983
*	Jazan Energy & Development Co.	97,806	340,980
	L'Azurde Co. for Jewelry	83,263	292,144
	Leejam Sports Co. JSC	77,737	1,760,870
	Maharah Human Resources Co.	76,002	1,093,902
*	Malath Cooperative Insurance Co.	101,449	376,485
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	178,838	473,117
*	Methanol Chemicals Co.	131,270	915,948
*	Middle East Healthcare Co.	160,943	1,187,800
	Middle East Paper Co.	122,352	987,444
*	Middle East Specialized Cables Co.	39,186	112,768
*	Mobile Telecommunications Co. Saudi Arabia	1,432,407	4,008,563
	Najran Cement Co.	338,041	1,141,648
*	Nama Chemicals Co.	36,949	327,704
*	National Agriculture Development Co.	184,071	1,146,770
	National Co. for Glass Industries	63,808	593,159
	National Co. for Learning & Education	40,617	874,898
	National Gas & Industrialization Co.	133,108	1,868,700
	National Gypsum	62,155	410,017
*	National Industrialization Co.	967,287	3,200,421
	National Medical Care Co.	83,989	1,778,591
*	National Metal Manufacturing & Casting Co.	10,514	53,560

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Nayifat Finance Co.	29,459	$150,220
	Northern Region Cement Co.	386,643	1,166,936
	Qassim Cement Co.	138,155	2,480,594
*	Raydan Food Co.	24,476	164,049
*	Saudi Airlines Catering Co.	151,169	3,058,067
*	Saudi Arabian Amiantit Co.	2,724	31,660
*	Saudi Arabian Cooperative Insurance Co.	56,673	190,489
	Saudi Automotive Services Co.	114,087	1,077,123
	Saudi Cement Co.	269,497	3,732,943
	Saudi Ceramic Co.	154,509	1,272,864
	Saudi Chemical Co. Holding	161,737	1,164,107
*	Saudi Co. For Hardware CJSC	69,700	555,687
*	Saudi Ground Services Co.	307,437	1,827,314
	Saudi Industrial Development Co.	14,754	46,374
	Saudi Industrial Investment Group	93,186	619,171
	Saudi Industrial Services Co.	145,826	905,305
*	Saudi Marketing Co.	85,805	502,987
*	Saudi Paper Manufacturing Co.	65,818	460,962
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	150,299	920,929
*	Saudi Printing & Packaging Co.	81,990	407,966
*	Saudi Public Transport Co.	248,132	1,133,975
*	Saudi Real Estate Co.	611,764	1,997,926
*	Saudi Reinsurance Co.	192,614	822,704
*	Saudi Research & Media Group	48,787	2,446,032
*	Saudi Steel Pipe Co.	42,075	222,011
*	Saudi Vitrified Clay Pipe Co. Ltd.	12,482	144,305
	Saudia Dairy & Foodstuff Co.	48,176	3,024,330
	Savola Group	117,771	944,987
*	Seera Group Holding	565,462	2,796,818
*	Sinad Holding Co.	240,983	710,410
	Southern Province Cement Co.	148,753	2,000,581
*	Tabuk Agriculture	33,822	154,391
	Tabuk Cement Co.	183,346	735,816
*	Takween Advanced Industries Co.	131,028	347,144
	Tanmiah Food Co.	11,338	383,456
	Theeb Rent A Car Co.	1,161	20,946
	Umm Al-Qura Cement Co.	109,945	502,805
*	United Co-operative Assurance Co.	58,749	129,402
	United Electronics Co.	143,822	2,916,185
	United International Transportation Co.	124,963	1,672,683
	United Wire Factories Co.	63,308	430,552
*	Walaa Cooperative Insurance Co.	143,101	573,847
*	Wataniya Insurance Co.	36,344	161,854
*	Yamama Cement Co.	382,705	2,930,734
	Yanbu Cement Co.	281,306	2,783,806
	Zahrat Al Waha For Trading Co.	41,562	384,181
*	Zamil Industrial Investment Co.	123,209	557,375
TOTAL SAUDI ARABIA			138,783,675
SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0
SOUTH AFRICA — (3.6%)
	Adcock Ingram Holdings Ltd.	158,484	466,001
	Advtech Ltd.	2,578,964	2,751,012
	AECI Ltd.	479,239	2,413,149
	African Rainbow Minerals Ltd.	256,363	4,203,960
	Afrimat Ltd.	169,656	536,067
	Alexander Forbes Group Holdings Ltd.	2,051,912	580,400

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Altron Ltd., Class A	940,823	$472,217
	Alviva Holdings Ltd.	411,231	654,717
	Astral Foods Ltd.	136,193	1,262,095
*	Aveng Ltd.	10,798	8,640
	AVI Ltd.	1,073,577	4,582,374
	Barloworld Ltd.	805,351	4,163,555
*	Blue Label Telecoms Ltd.	1,427,968	427,509
# *	Brait PLC	3,522,364	773,905
#	Cashbuild Ltd.	69,167	746,686
	Caxton & CTP Publishers & Printers Ltd.	343,385	175,293
*	City Lodge Hotels Ltd.	1,254,736	361,191
	Coronation Fund Managers Ltd.	719,973	1,449,711
#	Curro Holdings Ltd.	519,879	272,564
#	DataTec Ltd.	1,999,761	3,916,886
Ω	Dis-Chem Pharmacies Ltd.	1,042,870	1,790,945
*	Distell Group Holdings Ltd.	227,535	2,281,630
	DRDGOLD Ltd.	1,386,609	1,107,474
	Famous Brands Ltd.	309,750	1,075,219
	Foschini Group Ltd.	907,837	5,674,826
	Grand Parade Investments Ltd.	1,258,031	239,159
	Grindrod Ltd.	1,969,181	1,181,282
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,667,457	5,852,774
	Hudaco Industries Ltd.	116,059	966,492
	Italtile Ltd.	924,268	709,266
	JSE Ltd.	304,021	2,027,794
	KAP Industrial Holdings Ltd.	8,431,767	2,010,743
*	Lesaka Technologies, Inc.	776	3,410
	Lewis Group Ltd.	578,141	1,528,237
	Life Healthcare Group Holdings Ltd.	4,434,814	4,354,403
	Merafe Resources Ltd.	3,205,125	247,087
	Metair Investments Ltd.	778,116	1,113,825
	MiX Telematics Ltd.	37,895	12,998
	MiX Telematics Ltd., Sponsored ADR	27,358	236,647
	Momentum Metropolitan Holdings	3,353,713	3,658,276
	Motus Holdings Ltd.	459,916	3,258,490
	Mpact Ltd.	1,117,953	1,867,868
	Mr Price Group Ltd.	519,598	4,917,069
	MultiChoice Group	299,951	2,070,969
*	Murray & Roberts Holdings Ltd.	1,384,852	215,776
*	Nampak Ltd.	1,413,032	79,727
	Netcare Ltd.	3,302,621	2,721,346
	Ninety One Ltd.	205,900	508,892
*	Northam Platinum Holdings Ltd.	76,106	746,431
	Oceana Group Ltd.	285,133	1,129,881
	Omnia Holdings Ltd.	823,147	2,967,901
	Pick n Pay Stores Ltd.	1,070,181	3,428,191
*	PPC Ltd.	3,859,494	590,248
	PSG Konsult Ltd.	945,073	694,765
	Raubex Group Ltd.	952,268	1,313,112
	RCL Foods Ltd.	535,302	310,242
	Reunert Ltd.	625,305	2,061,759
	RFG Holdings Ltd.	423,587	298,952
	Royal Bafokeng Platinum Ltd.	539,585	5,148,498
	Santam Ltd.	140,913	2,272,948
	Sappi Ltd.	1,509,098	4,473,335
*	Southern Sun Ltd.	92,144	25,042
#	SPAR Group Ltd.	596,664	4,721,301
	Spur Corp. Ltd.	313,469	383,652
	Sun International Ltd.	1,072,783	2,104,059

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Super Group Ltd.	1,609,612	$2,555,126
*	Telkom SA SOC Ltd.	1,012,159	2,024,909
	Thungela Resources Ltd.	155,476	2,080,223
	Tiger Brands Ltd.	313,263	3,747,649
	Transaction Capital Ltd.	1,597,214	3,172,787
*	Trencor Ltd.	903,601	299,550
	Truworths International Ltd.	1,167,171	4,447,992
	Tsogo Sun Gaming Ltd.	1,735,276	1,182,432
*	Wilson Bayly Holmes-Ovcon Ltd.	274,413	1,556,929
	Woolworths Holdings Ltd.	2,234,195	9,690,890
*	Zeda Ltd.	811,474	620,265
TOTAL SOUTH AFRICA			145,979,625
SOUTH KOREA — (12.2%)
# *	3S Korea Co. Ltd.	179,036	331,964
*	ABco Electronics Co. Ltd.	34,238	291,690
*	ABOV Semiconductor Co. Ltd.	51,471	395,756
# *	Abpro Bio Co. Ltd.	630,240	217,787
*	ADTechnology Co. Ltd.	4,814	57,572
#	Advanced Nano Products Co. Ltd.	28,035	1,923,261
	Advanced Process Systems Corp.	42,216	657,701
	Aekyung Chemical Co. Ltd.	15,553	110,526
	Aekyung Industrial Co. Ltd.	18,948	302,962
*	AeroSpace Technology of Korea, Inc.	30,369	101,094
	AfreecaTV Co. Ltd.	27,213	1,769,170
*	Agabang&Company	62,474	192,745
#	Ahnlab, Inc.	22,134	1,691,849
	AJ Networks Co. Ltd.	57,598	292,847
*	Ajin Industrial Co. Ltd.	102,112	225,784
	AJINEXTEK Co. Ltd.	4,451	34,555
	AK Holdings, Inc.	13,911	208,660
*	ALUKO Co. Ltd.	176,811	405,454
*	Amicogen, Inc.	38,198	601,350
*	Aminologics Co. Ltd.	257,988	415,770
*	Amo Greentech Co. Ltd.	16,729	181,963
*	Amotech Co. Ltd.	27,712	661,254
*	Anam Electronics Co. Ltd.	194,257	310,762
# *	Ananti, Inc.	237,282	1,529,754
*	Anapass, Inc.	6,449	75,337
*	Anterogen Co. Ltd.	17,628	197,988
*	Apact Co. Ltd.	47,847	109,309
*	APRO Co. Ltd.	5,659	55,554
*	Aprogen, Inc.	268,248	381,154
*	APS Holdings Corp.	44,932	515,681
	APTC Co. Ltd.	29,454	273,927
* ††	Arion Technology, Inc.	51,658	2,162
*	Aroot Co. Ltd.	130,461	50,243
	Asia Cement Co. Ltd.	54,970	425,796
	ASIA Holdings Co. Ltd.	3,528	382,670
	Asia Pacific Satellite, Inc.	12,337	115,136
	Asia Paper Manufacturing Co. Ltd.	16,637	535,791
*	Asiana Airlines, Inc.	82,372	1,029,230
*	ASTORY Co. Ltd.	10,496	206,671
	Atec Co. Ltd.	16,045	124,829
*	A-Tech Solution Co. Ltd.	10,226	83,201
	Atinum Investment Co. Ltd.	122,830	297,840
	ATON, Inc.	2,476	53,440
	AUK Corp.	95,994	181,188
	Aurora World Corp.	24,777	164,947

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Austem Co. Ltd.	36,276	$51,943
	Autech Corp.	43,708	219,640
	Avaco Co. Ltd.	36,513	433,805
*	Avatec Co. Ltd.	7,666	94,626
	Baiksan Co. Ltd.	51,917	375,338
*	Barunson Entertainment & Arts Corp.	89,960	79,799
*	Bcworld Pharm Co. Ltd.	18,102	119,310
	BGF Co. Ltd.	119,024	411,631
	BGFecomaterials Co. Ltd.	76,189	338,966
# *	BH Co. Ltd.	79,009	1,327,206
*	Binex Co. Ltd.	107,355	903,754
	Binggrae Co. Ltd.	21,800	732,094
*	BIODYNE Co. Ltd.	1,601	37,669
# *	Bioneer Corp.	62,313	1,358,821
# *	BioSmart Co. Ltd.	66,962	204,811
*	Biotoxtech Co. Ltd.	46,948	305,334
	BIT Computer Co. Ltd.	59,290	362,288
	Bixolon Co. Ltd.	34,684	227,925
*	BNC Korea Co. Ltd.	121,932	469,599
# *	Boditech Med, Inc.	86,134	843,734
*	Bohae Brewery Co. Ltd.	316,282	168,770
#	BoKwang Industry Co. Ltd.	63,717	324,141
	Bolak Co. Ltd.	110,078	169,774
	Bookook Securities Co. Ltd.	14,493	222,933
	Boryung	107,363	843,488
*	Bosung Power Technology Co. Ltd.	164,457	580,673
*	Bridge Biotherapeutics, Inc.	6,700	60,203
*	Bucket Studio Co. Ltd.	55,178	63,647
# *	Bukwang Pharmaceutical Co. Ltd.	166,111	1,259,138
*	Bumyang Construction Co. Ltd.	11,771	37,204
*	BusinessOn Communication Co. Ltd.	3,824	25,957
	BYC Co. Ltd.	1,007	302,436
*	BYON Co. Ltd.	1	1
	Byucksan Corp.	165,999	320,315
*	Caelum Co. Ltd.	7,444	16,973
*	Cafe24 Corp.	41,566	384,338
*	CammSys Corp.	267,893	464,523
	Camus Engineering & Construction, Inc.	27,025	46,226
*	Capro Corp.	116,956	199,344
#	Caregen Co. Ltd.	12,539	1,478,145
*	Carelabs Co. Ltd.	17,016	113,904
	Cell Biotech Co. Ltd.	14,658	164,614
*	Cellumed Co. Ltd.	84,047	353,674
*	Chabiotech Co. Ltd.	127,163	1,471,685
*	Changhae Ethanol Co. Ltd.	15,424	137,154
*	Cheil Bio Co. Ltd.	12,936	13,186
	Chemtronics Co. Ltd.	44,727	541,779
*	Chemtros Co. Ltd.	49,470	324,989
	Cheryong Electric Co. Ltd.	45,503	410,395
*	ChinHung International, Inc.	225,900	255,335
	Chinyang Holdings Corp.	86,435	223,843
	Chips&Media, Inc.	18,591	239,376
*	Choa Pharmaceutical Co.	85,589	175,076
*	Choil Aluminum Co. Ltd.	202,637	356,870
	Chokwang Leather Co. Ltd.	607	23,994
	Chokwang Paint Ltd.	16,613	108,111
#	Chong Kun Dang Pharmaceutical Corp.	20,308	1,348,577
	Chongkundang Holdings Corp.	11,961	536,359
*	Choong Ang Vaccine Laboratory	28,743	255,431

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chorokbaem Media Co. Ltd.	49,739	$469,821
	Chosun Refractories Co. Ltd.	6,616	430,999
*	CJ Bioscience, Inc.	471	11,488
*	CJ CGV Co. Ltd.	20,028	312,522
	CJ Freshway Corp.	25,918	686,298
*	CJ Seafood Corp.	89,298	231,444
	CKD Bio Corp.	12,748	257,033
	Classys, Inc.	49,967	766,652
*	CLIO Cosmetics Co. Ltd.	10,125	141,317
*	CMG Pharmaceutical Co. Ltd.	414,020	773,207
# * ††	CNT85, Inc.	1,452	11,617
*	CoAsia Corp.	22,488	133,040
*	Com2uS Holdings Corp.	16,335	613,781
	Com2uSCorp	24,598	1,339,123
*	Comtec Systems Co. Ltd.	55,335	34,311
*	Connectwave Co. Ltd.	31,806	405,269
*	ContentreeJoongAng Corp.	25,551	590,976
*	Coreana Cosmetics Co. Ltd.	102,112	289,294
*	Corentec Co. Ltd.	13,157	123,706
*	COSMAX NBT, Inc.	26,738	104,517
#	Cosmax, Inc.	32,365	2,070,096
*	Cosmecca Korea Co. Ltd.	5,765	47,721
*	CosmoAM&T Co. Ltd.	4,427	214,296
*	Cosmochemical Co. Ltd.	68,894	1,299,363
#	Cowell Fashion Co. Ltd.	106,695	406,825
	Cowintech Co. Ltd.	13,876	278,612
	Creas F&C Co. Ltd.	2,747	45,598
*	Creative & Innovative System	187,522	1,569,540
#	Creverse, Inc.	5,127	76,575
	CROWNHAITAI Holdings Co. Ltd.	4,981	29,327
*	CrystalGenomics, Inc.	185,334	514,624
*	CS Bearing Co. Ltd.	37,013	260,872
*	CTC BIO, Inc.	80,932	412,350
*	Cube Entertainment, Inc.	12,798	211,009
	Cuckoo Holdings Co. Ltd.	31,442	420,515
#	Cuckoo Homesys Co. Ltd.	26,647	647,436
*	Curexo, Inc.	51,386	344,786
# *	Curo Co. Ltd.	478,720	148,269
*	CUROCOM Co. Ltd.	73,660	42,725
	Cymechs, Inc.	25,921	291,705
*	D&C Media Co. Ltd.	6,018	112,703
#	D.I Corp.	83,231	356,341
*	DA Technology Co. Ltd.	60,673	176,021
	Dae Han Flour Mills Co. Ltd.	4,392	533,367
	Dae Hwa Pharmaceutical Co. Ltd.	48,070	332,103
	Dae Hyun Co. Ltd.	102,719	191,709
*	Dae Won Chemical Co. Ltd.	80,068	158,718
	Dae Won Kang Up Co. Ltd.	151,346	397,261
*	Dae Young Packaging Co. Ltd.	15,794	21,140
*	Dae Yu Co. Ltd.	4,904	15,917
# *	Daea TI Co. Ltd.	259,690	721,284
*	Daebo Magnetic Co. Ltd.	6,978	381,153
#	Daebongls Co. Ltd.	23,249	152,037
	Daechang Co. Ltd.	205,922	237,390
	Daechang Forging Co. Ltd.	8,716	52,978
	Daedong Corp.	59,572	598,984
	Daeduck Electronics Co. Ltd.	99,329	1,744,304
	Daehan Green Power Corp.	76,098	37,172
	Daehan New Pharm Co. Ltd.	38,400	298,109

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daehan Steel Co. Ltd.	34,780	$348,391
*	Dae-Il Corp.	40,268	130,528
#	Daejoo Electronic Materials Co. Ltd.	40,913	2,874,078
	Daekyo Co. Ltd.	17,721	40,260
*	Daemyung Sonoseason Co. Ltd.	230,575	149,813
	Daeryuk Can Co. Ltd.	12,389	46,691
	Daesang Corp.	81,947	1,417,655
	Daesang Holdings Co. Ltd.	51,274	322,147
*	Daesung Energy Co. Ltd.	35,012	305,716
*	Daesung Holdings Co. Ltd.	10,658	1,034,458
*	Daesung Industrial Co. Ltd.	83,195	293,057
*	Daesung Private Equity, Inc.	34,984	82,238
*	Daewon Cable Co. Ltd.	206,186	198,939
*	Daewon Media Co. Ltd.	33,749	454,214
	Daewon Pharmaceutical Co. Ltd.	69,246	952,018
	Daewon San Up Co. Ltd.	55,250	254,195
# *	Daewoo Electronic Components Co. Ltd.	138,153	171,977
	Daewoong Co. Ltd.	60,977	1,100,290
	Daewoong Pharmaceutical Co. Ltd.	1,801	223,457
*	Dahaam E-Tec Co. Ltd.	2,100	35,460
	Daihan Pharmaceutical Co. Ltd.	19,365	460,019
	Daishin Securities Co. Ltd.	112,901	1,236,141
# *	Danal Co. Ltd.	202,555	977,932
	Daol Investment & Securities Co. Ltd.	155,371	426,156
# *	Daou Data Corp.	60,778	2,454,147
	Daou Technology, Inc.	91,181	1,702,352
*	Dasan Networks, Inc.	113,280	393,507
#	Dawonsys Co. Ltd.	111,345	1,376,359
*	Dayou Automotive Seat Technology Co. Ltd.	183,340	108,609
*	Dayou Plus Co. Ltd.	333,257	212,983
	DB Financial Investment Co. Ltd.	126,888	461,205
*	DB, Inc.	499,370	373,699
	DCM Corp.	18,701	199,690
*	Dentis Co. Ltd.	11,027	82,012
#	Dentium Co. Ltd.	26,595	2,555,987
*	Deutsch Motors, Inc.	93,981	463,784
*	Development Advance Solution Co. Ltd.	39,144	158,151
	Device ENG Co. Ltd.	1,354	16,690
#	Devsisters Co. Ltd.	8,768	439,149
*	Dexter Studios Co. Ltd.	49,256	523,055
#	DGB Financial Group, Inc.	599,906	3,886,399
	DI Dong Il Corp.	54,298	717,843
	Digital Chosun Co. Ltd.	50,523	107,823
	Digital Daesung Co. Ltd.	66,620	365,496
*	DIO Corp.	44,836	807,740
	Display Tech Co. Ltd.	44,803	172,435
	DL Construction Co. Ltd.	26,871	319,889
#	DL Holdings Co. Ltd.	39,308	1,955,655
* ††	DMOA Co. Ltd.	414,534	166,642
*	DMS Co. Ltd.	78,897	417,787
#	DNF Co. Ltd.	35,213	445,543
	Dohwa Engineering Co. Ltd.	60,443	429,073
	Dong Ah Tire & Rubber Co. Ltd.	36,543	348,085
	Dong-A Hwasung Co. Ltd.	14,590	127,562
	Dong-A Socio Holdings Co. Ltd.	14,514	1,198,904
	Dong-A ST Co. Ltd.	21,761	1,144,765
	Dong-Ah Geological Engineering Co. Ltd.	31,249	327,946
*	Dongbang Transport Logistics Co. Ltd.	94,680	207,232
	Dongbu Corp.	31,671	189,937

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongil Industries Co. Ltd.	4,037	$638,148
# *	Dongjin Semichem Co. Ltd.	65,470	1,795,164
	Dongkoo Bio & Pharma Co. Ltd.	21,999	112,724
	DongKook Pharmaceutical Co. Ltd.	95,048	1,319,829
	Dongkuk Industries Co. Ltd.	121,053	423,255
	Dongkuk Steel Mill Co. Ltd.	234,980	2,621,176
	Dongkuk Structures & Construction Co. Ltd.	120,350	478,270
	Dongsung Chemical Co. Ltd.	120,509	441,270
	Dongsung Finetec Co. Ltd.	71,914	672,484
*	Dongwha Enterprise Co. Ltd.	17,954	783,004
#	Dongwha Pharm Co. Ltd.	80,593	617,599
	Dongwon Development Co. Ltd.	153,298	426,725
	Dongwon F&B Co. Ltd.	4,775	636,777
	Dongwon Industries Co. Ltd.	4,704	176,257
#	Dongwon Systems Corp.	23,608	842,989
	Dongyang E&P, Inc.	19,653	252,359
*	Dongyang Steel Pipe Co. Ltd.	370,586	307,769
#	Doosan Co. Ltd.	23,474	1,779,993
	Doosan Tesna, Inc.	20,410	518,273
	DoubleUGames Co. Ltd.	36,271	1,454,907
	Douzone Bizon Co. Ltd.	29,827	852,515
*	Dream Security Co. Ltd.	52,082	143,973
	Dreamtech Co. Ltd.	7,465	58,501
*	Dreamus Co.	62,262	177,893
# *	DRTECH Corp.	88,665	115,981
*	DSC Investment, Inc.	25,978	93,674
*	DSK Co. Ltd.	6,892	34,457
*	Duck Yang Industry Co. Ltd.	6,699	14,087
*	Duckshin Housing Co. Ltd.	41,004	65,785
# *	Duk San Neolux Co. Ltd.	41,465	1,220,299
*	Duksan Hi-Metal Co. Ltd.	15,738	70,673
*	Duksan Techopia Co. Ltd.	12,794	152,079
	Duksung Co. Ltd.	2,357	10,589
	DY Corp.	62,461	299,299
	DY POWER Corp.	31,719	322,114
*	DYPNF Co. Ltd.	560	18,891
*	E Investment&Development Co. Ltd.	74,253	54,261
# *	E& Corp. Co. Ltd.	111,656	365,997
	E1 Corp.	13,023	501,303
	Eagle Veterinary Technology Co. Ltd.	7,061	33,041
	Eagon Industrial Ltd.	8,464	55,313
*	Easy Bio, Inc.	87,948	291,646
# *	Easy Holdings Co. Ltd.	176,052	418,021
	eBEST Investment & Securities Co. Ltd.	17,181	72,511
	Echo Marketing, Inc.	47,640	535,917
*	Eco&Dream Co. Ltd.	16,523	351,638
*	ECOCAB Co. Ltd.	6,295	23,175
	Ecoplastic Corp.	6,173	15,046
	Ecopro HN Co. Ltd.	25,760	1,061,222
	e-Credible Co. Ltd.	18,917	252,988
*	Eehwa Construction Co. Ltd.	51,964	176,923
# *	EG Corp.	19,573	142,763
*	Ehwa Technologies Information Co. Ltd.	455,538	251,011
*	Elentec Co. Ltd.	49,808	617,385
*	EMKOREA Co. Ltd.	136,418	365,889
*	EM-Tech Co. Ltd.	42,707	786,503
	Enertork Ltd.	3,691	32,093
*	Enex Co. Ltd.	33,251	23,577
	ENF Technology Co. Ltd.	37,945	719,296

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Enplus Co. Ltd.	92,834	$375,586
*	Enzychem Lifesciences Corp.	28,229	37,222
	Eo Technics Co. Ltd.	31,038	1,901,050
	Estechpharma Co. Ltd.	42,421	257,954
*	ESTsoft Corp.	27,672	274,356
*	E-TRON Co. Ltd.	1,491,477	191,300
*	Eubiologics Co. Ltd.	57,197	403,342
#	Eugene Corp.	191,672	585,787
	Eugene Investment & Securities Co. Ltd.	257,337	578,277
	Eugene Technology Co. Ltd.	54,249	1,149,255
	Eusu Holdings Co. Ltd.	56,304	299,398
*	Eutilex Co. Ltd.	2,530	12,916
*	EV Advanced Material Co. Ltd.	22,417	31,114
*	Ewon Comfortech Co. Ltd.	22,458	121,944
*	E-World	79,853	111,181
*	Exem Co. Ltd.	92,152	368,863
	Eyegene, Inc.	6,672	35,724
*	ezCaretech Co. Ltd.	7,329	176,298
	Farmsco	14,684	48,635
*	FarmStory Co. Ltd.	168,511	244,723
	Fasoo Co. Ltd.	1,271	10,473
*	Fine M-Tec Co. Ltd.	5,701	35,771
	Fine Semitech Corp.	39,942	748,381
	Fine Technix Co. Ltd.	3,101	6,180
*	Firstec Co. Ltd.	116,567	322,916
*	Flask Co. Ltd.	28,398	24,216
	Foosung Co. Ltd.	148,317	1,542,840
	Fursys, Inc.	14,385	346,543
*	FutureChem Co. Ltd.	21,109	168,456
*	Gabia, Inc.	43,120	440,252
#	Galaxia Moneytree Co. Ltd.	59,849	397,368
	GAMSUNG Corp. Co. Ltd.	28,651	49,334
	Gaon Cable Co. Ltd.	4,928	74,809
*	GemVax & Kael Co. Ltd.	56,487	677,201
	Gemvaxlink Co. Ltd.	210,716	237,216
*	Genematrix, Inc.	15,234	50,583
# *	Genexine, Inc.	83,717	1,010,690
*	Genie Music Corp.	113,810	422,653
*	GenNBio, Inc.	2,619	3,668
	Genohco, Inc.	2,814	52,631
	GENOLUTION, Inc.	6,546	51,595
*	Genomictree, Inc.	15,959	123,404
	Genoray Co. Ltd.	2,039	13,570
	Geumhwa PSC Co. Ltd.	6,842	161,856
*	Gigalane Co. Ltd.	94,113	165,180
	Global Standard Technology Co. Ltd.	14,039	255,749
	Global Tax Free Co. Ltd.	21,981	60,144
#	Golfzon Co. Ltd.	14,082	1,621,245
	Golfzon Newdin Holdings Co. Ltd.	84,626	351,486
# * ††	Good People Co. Ltd.	225,318	36,183
#	Gradiant Corp.	41,255	530,574
*	Grand Korea Leisure Co. Ltd.	88,242	1,467,961
	Green Chemical Co. Ltd.	9,098	72,579
	Green Cross Holdings Corp.	80,040	1,103,362
	Green Plus Co. Ltd.	1,175	10,502
*	GS Global Corp.	194,831	387,911
*	Gwangju Shinsegae Co. Ltd.	13,770	360,479
	Hae In Corp.	8,115	48,851
	HAESUNG DS Co. Ltd.	45,545	1,482,964

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Haesung Industrial Co. Ltd.	1,319	$12,478
	Haitai Confectionery & Foods Co. Ltd.	37,409	207,916
#	Han Kuk Carbon Co. Ltd.	111,192	1,091,017
#	Hana Materials, Inc.	21,077	651,278
# *	Hana Micron, Inc.	128,070	1,107,743
	Hana Pharm Co. Ltd.	859	10,956
# *	Hanall Biopharma Co. Ltd.	89,064	1,195,205
*	Hancom, Inc.	56,997	665,369
	Handok, Inc.	32,265	444,243
	Handsome Co. Ltd.	52,459	1,169,140
	Hanil Cement Co. Ltd.	36,245	352,879
	Hanil Feed Co. Ltd.	58,748	230,810
	Hanil Holdings Co. Ltd.	47,288	420,716
	Hanil Hyundai Cement Co. Ltd.	8,926	134,986
#	Hanjin Transportation Co. Ltd.	33,634	602,101
*	Hankook Cosmetics Co. Ltd.	6,375	43,944
	Hankook Shell Oil Co. Ltd.	2,629	504,534
	Hanla IMS Co. Ltd.	23,956	119,947
	Hanmi Semiconductor Co. Ltd.	158,671	1,849,935
	HanmiGlobal Co. Ltd.	23,691	591,551
	Hannong Chemicals, Inc.	5,153	46,510
*	Hans Biomed Corp.	29,685	315,804
	Hansae Co. Ltd.	72,287	959,493
	Hansae Yes24 Holdings Co. Ltd.	45,615	184,920
	Hanshin Construction Co. Ltd.	17,142	128,167
	Hanshin Machinery Co.	91,006	524,251
	Hansol Holdings Co. Ltd.	136,151	373,858
	Hansol HomeDeco Co. Ltd.	255,321	249,697
# *	Hansol IONES Co. Ltd.	71,025	441,079
	Hansol Paper Co. Ltd.	64,542	687,107
*	Hansol Technics Co. Ltd.	102,841	484,143
	Hanssem Co. Ltd.	20,644	872,333
*	Hanwha General Insurance Co. Ltd.	230,006	807,009
	Hanwha Investment & Securities Co. Ltd.	393,869	1,081,051
	Hanyang Digitech Co. Ltd.	1,720	18,346
	Hanyang Eng Co. Ltd.	36,442	429,008
	Hanyang Securities Co. Ltd.	35,735	258,086
	Harim Co. Ltd.	194,038	459,142
	Harim Holdings Co. Ltd.	145,706	1,035,552
*	HB SOLUTION Co. Ltd.	28,101	289,369
	HB Technology Co. Ltd.	211,978	328,468
	HDC Holdings Co. Ltd.	37,315	185,708
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,214	976,529
	HDC Hyundai Engineering Plastics Co. Ltd.	50,887	169,613
	HDCLabs Co. Ltd.	22,528	146,034
*	Hecto Financial Co. Ltd.	7,655	146,753
*	Hecto Innovation Co. Ltd.	34,635	398,057
	Heerim Architects & Planners	17,110	149,061
*	Helixmith Co. Ltd.	91,633	874,920
*	Heungkuk Fire & Marine Insurance Co. Ltd.	188,691	544,918
*	HFR, Inc.	18,119	510,930
	High Tech Pharm Co. Ltd.	1,583	15,851
	Hitejinro Holdings Co. Ltd.	27,709	230,733
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	109,445	325,073
*	HJ Shipbuilding & Construction Co. Ltd.	99,334	318,675
	HL D&I Halla Corp.	68,744	161,198
	HL Holdings Corp.	27,184	679,483
*	HLB Global Co. Ltd.	44,664	213,624
# *	HLB Life Science Co. Ltd.	239,882	2,183,700

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hlb Pharma Ceutical Co. Ltd.	19,471	$190,255
*	HLB Therapeutics Co. Ltd.	61,629	596,238
	Home Center Holdings Co. Ltd.	233,830	237,011
*	Homecast Co. Ltd.	116,798	407,307
	HS Industries Co. Ltd.	128,232	430,848
*	HSD Engine Co. Ltd.	128,636	793,984
*	Hugel, Inc.	12,995	1,500,737
*	Humax Co. Ltd.	65,528	192,419
	Humedix Co. Ltd.	21,560	480,279
*	Huneed Technologies	12,770	68,978
#	Huons Co. Ltd.	30,307	725,514
	Huons Global Co. Ltd.	26,394	460,984
	Huvis Corp.	52,644	215,237
	Huvitz Co. Ltd.	37,452	349,043
	Hwa Shin Co. Ltd.	48,675	343,662
	Hwacheon Machine Tool Co. Ltd.	740	19,266
# *	Hwail Pharm Co. Ltd.	150,233	297,485
	Hwangkum Steel & Technology Co. Ltd.	33,205	197,345
	Hwaseung Enterprise Co. Ltd.	63,281	527,372
	HwaSung Industrial Co. Ltd.	33,148	294,632
	Hy-Lok Corp.	28,001	500,181
*	Hyosung Chemical Corp.	4,820	464,864
	Hyosung Corp.	17,084	981,044
*	Hyosung Heavy Industries Corp.	9,479	556,195
	Hyosung TNC Corp.	4,054	1,371,309
	HyosungITX Co. Ltd.	13,955	169,462
*	Hyulim ROBOT Co. Ltd.	349,971	826,158
	Hyundai Bioland Co. Ltd.	48,606	547,681
	Hyundai BNG Steel Co. Ltd.	34,554	319,966
	Hyundai Construction Equipment Co. Ltd.	49,305	2,374,199
	Hyundai Corp.	30,105	406,848
	Hyundai Corp. Holdings, Inc.	19,173	168,515
	Hyundai Department Store Co. Ltd.	46,770	2,346,504
*	Hyundai Doosan Infracore Co. Ltd.	317,589	2,013,323
*	Hyundai Electric & Energy System Co. Ltd.	57,167	1,867,964
	Hyundai Elevator Co. Ltd.	72,251	1,754,853
*	Hyundai Energy Solutions Co. Ltd.	5,032	214,775
*	HYUNDAI EVERDIGM Corp.	11,688	81,617
	Hyundai Ezwel Co. Ltd.	83,595	509,784
	Hyundai Futurenet Co. Ltd.	138,333	308,313
	Hyundai Greenfood Co. Ltd.	168,643	1,004,721
	Hyundai Home Shopping Network Corp.	23,796	1,083,707
	Hyundai Livart Furniture Co. Ltd.	47,892	370,341
	Hyundai Motor Securities Co. Ltd.	76,683	589,292
*	Hyundai Pharmaceutical Co. Ltd.	91,807	356,127
	Hyundai Wia Corp.	34,873	1,524,682
	Hyungkuk F&B Co. Ltd.	13,023	30,421
# * ††	Hyupjin Co. Ltd.	97,584	151,083
#	HyVision System, Inc.	46,062	734,265
*	i3system, Inc.	18,619	300,769
*	iA, Inc.	1,086,695	590,706
	ICD Co. Ltd.	54,903	411,136
*	Icure Pharm, Inc.	15,685	33,683
	IDIS Holdings Co. Ltd.	1,320	14,768
*	IL Science Co. Ltd.	7,360	18,885
	Il Sung Construction Co. Ltd.	1,197	2,589
	Iljin Electric Co. Ltd.	62,223	256,386
#	Iljin Holdings Co. Ltd.	80,297	272,149
	Iljin Power Co. Ltd.	26,588	281,819

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilshin Spinning Co. Ltd.	5,820	$483,308
*	Ilshin Stone Co. Ltd.	206,774	204,686
* ††	ilShinbiobase Co. Ltd.	122,045	159,488
	Ilsung Pharmaceuticals Co. Ltd.	4,137	288,650
#	Ilyang Pharmaceutical Co. Ltd.	52,959	820,103
	iMarketKorea, Inc.	68,179	568,916
	InBody Co. Ltd.	39,563	713,445
	Incross Co. Ltd.	27,428	378,207
# *	Infinitt Healthcare Co. Ltd.	34,801	185,876
	InfoBank Corp.	9,135	94,404
	Innocean Worldwide, Inc.	35,112	1,279,172
*	InnoWireless Co. Ltd.	19,517	525,956
#	Innox Advanced Materials Co. Ltd.	49,189	1,255,671
*	Innox Corp.	928	16,564
*	Inscobee, Inc.	245,028	298,768
# *	Insun ENT Co. Ltd.	107,394	766,752
*	Insung Information Co. Ltd.	11,228	22,712
	Intekplus Co. Ltd.	20,118	279,159
	Intellian Technologies, Inc.	11,747	658,907
	Intelligent Digital Integrated Security Co. Ltd.	23,189	430,166
# *	Interflex Co. Ltd.	50,589	404,879
	Interojo Co. Ltd.	34,422	852,072
	INTOPS Co. Ltd.	38,974	914,962
# *	iNtRON Biotechnology, Inc.	83,532	585,188
	Inzi Controls Co. Ltd.	9,887	61,629
	INZI Display Co. Ltd.	13,375	19,768
#	IS Dongseo Co. Ltd.	52,102	1,478,978
	ISC Co. Ltd.	41,915	1,224,528
	i-SENS, Inc.	38,380	1,095,194
*	ISU Abxis Co. Ltd.	7,306	39,822
	ISU Chemical Co. Ltd.	60,351	961,446
*	IsuPetasys Co. Ltd.	155,641	981,415
*	ITM Semiconductor Co. Ltd.	677	15,567
	It's Hanbul Co. Ltd.	10,670	164,767
*	Iwin Plus Co. Ltd.	2,955	4,763
*	Jahwa Electronics Co. Ltd.	38,252	873,731
	JASTECH Ltd.	10,805	75,471
	JB Financial Group Co. Ltd.	319,699	2,641,429
	JC Chemical Co. Ltd.	22,661	134,723
	Jeil Pharmaceutical Co. Ltd.	7,973	133,565
*	Jeju Semiconductor Corp.	119,230	397,607
	Jinro Distillers Co. Ltd.	1,726	28,702
	Jinsung T.E.C.	36,955	392,351
	JLS Co. Ltd.	42,073	246,584
*	JNK Heaters Co. Ltd.	62,635	307,884
*	JNTC Co. Ltd.	9,150	42,362
*	Jokwang ILI Co. Ltd.	105,420	107,005
*	JoyCity Corp.	32,470	138,267
	JS Corp.	5,685	64,916
	Jusung Engineering Co. Ltd.	117,736	1,170,735
	JVM Co. Ltd.	20,022	321,060
	JW Holdings Corp.	180,363	442,436
	JW Life Science Corp.	29,965	292,442
	JW Pharmaceutical Corp.	50,256	820,681
*	JW Shinyak Corp.	71,474	203,374
	Kangnam Jevisco Co. Ltd.	14,797	252,555
*	Kangstem Biotech Co. Ltd.	87,134	204,913
	KAON Media Co. Ltd.	59,033	402,080
	KC Co. Ltd.	27,573	411,505

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KC Green Holdings Co. Ltd.	9,253	$23,928
	KC Tech Co. Ltd.	37,495	554,772
	KCC Glass Corp.	30,162	968,562
	KCI Ltd.	23,655	172,571
	KCTC	25,319	98,863
*	KEC Corp.	329,261	557,774
	Kencoa Aerospace Co.	5,831	67,847
#	KEPCO Plant Service & Engineering Co. Ltd.	50,685	1,430,075
*	Kespion Co. Ltd.	40,499	32,022
*	KEYEAST Co. Ltd.	58,751	457,077
	KG Chemical Corp.	14,892	287,949
	KG Dongbu Steel	15,589	108,013
	KG Eco Technology Service Co. Ltd.	43,831	408,540
#	Kginicis Co. Ltd.	68,720	742,305
	KGMobilians Co. Ltd.	75,641	366,292
# *	KH Vatec Co. Ltd.	60,110	724,337
*	KidariStudio, Inc.	28,268	215,540
	KINX, Inc.	12,320	637,040
*	KISCO Corp.	68,229	375,607
*	KISCO Holdings Co. Ltd.	31,963	463,901
	KISWIRE Ltd.	42,184	710,240
*	KL-Net Corp.	23,009	53,285
# *	KMW Co. Ltd.	41,816	922,952
	KNJ Co. Ltd.	927	10,561
	Knotus Co. Ltd.	19,251	76,124
*	KNW Co. Ltd.	1,315	10,732
#	Koentec Co. Ltd.	82,232	488,109
	Koh Young Technology, Inc.	210,636	2,955,898
#	Kolmar BNH Co. Ltd.	39,096	941,801
#	Kolmar Korea Co. Ltd.	50,765	1,842,024
	Kolmar Korea Holdings Co. Ltd.	32,252	435,333
	Kolon Corp.	26,236	477,434
	Kolon Global Corp.	15,146	210,023
	Kolon Industries, Inc.	63,462	2,363,554
	Kolon Mobility Group Corp.	50,223	198,765
	Kolon Plastic, Inc.	49,059	383,624
	Komelon Corp.	21,175	177,308
#	KoMiCo Ltd.	23,135	902,317
# *	KONA I Co. Ltd.	23,792	345,076
#	Korea Alcohol Industrial Co. Ltd.	47,508	431,412
	Korea Arlico Pharm Co. Ltd.	3,713	19,696
	Korea Asset In Trust Co. Ltd.	204,959	513,226
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	184,587
*	Korea Cement Co. Ltd.	21,858	46,502
*	Korea Circuit Co. Ltd.	39,627	442,628
	Korea District Heating Corp.	10,363	266,057
	Korea Electric Terminal Co. Ltd.	21,069	935,622
	Korea Electronic Certification Authority, Inc.	55,043	306,569
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	444,554
	Korea Export Packaging Industrial Co. Ltd.	5,621	138,768
	Korea Flange Co. Ltd.	70,591	161,179
*	Korea Information & Communications Co. Ltd.	24,722	259,745
*	Korea Line Corp.	577,450	1,082,531
*	Korea Parts & Fasteners Co. Ltd.	11,691	55,540
#	Korea Petrochemical Ind Co. Ltd.	12,865	1,735,559
	Korea Petroleum Industries Co.	11,179	97,729
	Korea Pharma Co. Ltd.	12,997	229,311
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	555,792
#	Korea United Pharm, Inc.	35,429	664,580

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korean Reinsurance Co.	386,959	$2,372,108
*	Kortek Corp.	36,466	305,507
*	KOSES Co. Ltd.	3,930	32,999
# *	KPM Tech Co. Ltd.	258,546	81,530
*	KPS Corp.	8,173	51,889
	KPX Chemical Co. Ltd.	8,847	355,033
	KSIGN Co. Ltd.	205,671	310,034
	KSS LINE Ltd.	53,011	404,754
*	KT Alpha Co. Ltd.	62,034	419,020
	KT Skylife Co. Ltd.	84,493	573,137
#	KT Submarine Co. Ltd.	51,480	240,166
	KTCS Corp.	129,498	456,857
	Ktis Corp.	109,265	305,965
	Kukbo Design Co. Ltd.	11,235	150,568
	Kukdo Chemical Co. Ltd.	10,713	371,905
#	Kukdong Oil & Chemicals Co. Ltd.	71,029	209,534
# *	Kuk-il Paper Manufacturing Co. Ltd.	190,710	330,257
	Kukjeon Pharmaceutical Co. Ltd.	56,675	293,844
*	Kum Yang Co. Ltd.	89,760	1,943,505
*	Kumho HT, Inc.	233,146	171,841
# *	Kumho Tire Co., Inc.	339,665	876,006
	KUMHOE&C Co. Ltd.	75,262	445,335
	Kumkang Kind Co. Ltd.	62,740	322,300
	Kwang Dong Pharmaceutical Co. Ltd.	142,897	698,955
	Kwang Myung Electric Co. Ltd.	100,455	191,523
	KX Innovation Co. Ltd.	69,335	342,263
	Kyeong Nam Steel Co. Ltd.	5,707	14,561
# *	Kyeryong Construction Industrial Co. Ltd.	26,457	435,159
	Kyobo Securities Co. Ltd.	73,316	345,174
	Kyongbo Pharmaceutical Co. Ltd.	42,025	264,363
	Kyung Dong Navien Co. Ltd.	26,811	766,242
	Kyung Nong Corp.	6,524	58,063
	Kyungbang Co. Ltd.	47,694	416,144
*	Kyungchang Industrial Co. Ltd.	18,649	33,104
	KyungDong City Gas Co. Ltd.	13,575	280,334
	KyungDong Invest Co. Ltd.	735	51,755
	Kyungdong Pharm Co. Ltd.	73,304	473,359
	Kyung-In Synthetic Corp.	128,216	479,408
#	L&C Bio Co. Ltd.	21,852	393,133
	LabGenomics Co. Ltd.	80,286	448,382
*	Lake Materials Co. Ltd.	115,339	505,961
#	LB Semicon, Inc.	119,129	713,776
	LEADCORP, Inc.	47,816	301,085
	LF Corp.	62,995	881,537
	LG HelloVision Co. Ltd.	116,618	443,991
	Lion Chemtech Co. Ltd.	20,825	121,508
	Lock & Lock Co. Ltd.	64,031	362,607
*	Longtu Korea, Inc.	29,434	75,252
*	LOT Vacuum Co. Ltd.	45,136	483,939
	Lotte Chilsung Beverage Co. Ltd.	8,523	1,108,727
	Lotte Confectionery Co. Ltd.	8,416	820,939
*	Lotte Data Communication Co.	4,028	84,793
#	LOTTE Fine Chemical Co. Ltd.	49,102	2,293,614
	LOTTE Himart Co. Ltd.	34,338	380,002
*	Lotte Non-Life Insurance Co. Ltd.	155,474	206,538
# *	Lotte Tour Development Co. Ltd.	42,320	480,241
#	LS Cable & System Asia Ltd.	35,473	211,245
#	LS Electric Co. Ltd.	30,075	1,308,379
*	Lutronic Corp.	73,793	1,409,050

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	LVMC Holdings	207,836	$473,461
	LX Hausys Ltd.	25,569	812,114
	LX International Corp.	95,402	2,731,028
	LX Semicon Co. Ltd.	39,299	2,584,140
	M.I.Tech Co. Ltd.	19,162	187,207
*	M2N Co. Ltd.	27,141	106,708
	Macrogen, Inc.	3,933	68,999
	Maeil Dairies Co. Ltd.	4,652	192,118
	Maeil Holdings Co. Ltd.	10,683	77,992
	MAKUS, Inc.	2,286	16,837
	Mcnex Co. Ltd.	44,780	1,111,670
*	MDS Tech, Inc.	234,808	317,151
*	ME2ON Co. Ltd.	93,947	328,307
*	Mediana Co. Ltd.	24,894	103,749
*	MEDICOX Co. Ltd.	19,768	29,213
# * ††	Medience Co. Ltd.	53,361	142,378
*	Medipost Co. Ltd.	50,463	617,383
#	Medy-Tox, Inc.	16,580	1,805,701
# *	Meerecompany, Inc.	19,552	386,665
*	MegaStudy Co. Ltd.	33,559	297,217
*	MegaStudyEdu Co. Ltd.	27,677	1,679,259
	MEKICS Co. Ltd.	8,088	34,741
	META BIOMED Co. Ltd.	32,591	65,708
*	Mgame Corp.	59,295	389,825
	Mi Chang Oil Industrial Co. Ltd.	3,145	188,519
*	MiCo BioMed Co. Ltd.	14,873	50,980
	MiCo Ltd.	117,247	810,269
	Mirae Asset Life Insurance Co. Ltd.	239,457	573,905
	Mirae Asset Venture Investment Co. Ltd.	35,502	153,538
	Miwon Chemicals Co. Ltd.	3,853	205,072
	Miwon Commercial Co. Ltd.	5,072	682,525
	Miwon Specialty Chemical Co. Ltd.	5,925	671,571
	MK Electron Co. Ltd.	55,102	522,925
	MNTech Co. Ltd.	63,871	872,546
*	Mobile Appliance, Inc.	98,324	252,628
*	Monalisa Co. Ltd.	73,193	178,512
	MonAmi Co. Ltd.	59,430	172,217
	Moorim P&P Co. Ltd.	82,322	283,465
	Moorim Paper Co. Ltd.	85,692	177,028
	Motonic Corp.	40,895	274,906
	Motrex Co. Ltd.	36,574	459,481
* ††	MPC plus, Inc.	955	119
*	mPlus Corp.	15,452	126,093
*	MS Autotech Co. Ltd.	113,563	415,971
	Muhak Co. Ltd.	28,579	122,560
	Multicampus Co. Ltd.	9,753	298,538
*	M-venture Investment, Inc.	100,633	63,275
*	MyungMoon Pharm Co. Ltd.	94,962	218,366
	Naintech Co. Ltd.	11,703	31,260
#	Namhae Chemical Corp.	85,332	640,400
*	Namsun Aluminum Co. Ltd.	308,560	592,216
*	Namuga Co. Ltd.	36,468	458,303
	Namyang Dairy Products Co. Ltd.	1,212	495,555
*	NanoenTek, Inc.	81,092	372,216
	Nasmedia Co. Ltd.	20,802	426,936
# *	Nature & Environment Co. Ltd.	329,630	339,487
*	NDFOS Co. Ltd.	19,650	87,594
	NeoPharm Co. Ltd.	19,428	322,301
*	Neowiz	48,900	1,677,073

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NEOWIZ HOLDINGS Corp.	16,632	$409,448
*	Nepes Ark Corp.	6,931	112,021
# *	NEPES Corp.	68,067	966,000
*	Neptune Co.	6,881	60,420
	New Power Plasma Co. Ltd.	7,229	27,070
	Nexen Corp.	108,320	352,678
	Nexen Tire Corp.	124,972	681,769
*	Next Entertainment World Co. Ltd.	71,002	491,933
	NEXTIN, Inc.	7,942	323,677
*	NHN Corp.	55,266	1,314,754
	NHN KCP Corp.	84,992	995,327
	NI Steel Co. Ltd.	6,004	24,709
*	NIBEC Co. Ltd.	4,750	71,624
	NICE Holdings Co. Ltd.	69,460	756,802
	Nice Information & Telecommunication, Inc.	22,068	477,907
	NICE Information Service Co. Ltd.	131,225	1,388,157
	NICE Total Cash Management Co. Ltd.	54,101	221,129
*	NK Co. Ltd.	223,859	171,398
	Nong Shim Holdings Co. Ltd.	8,176	445,542
	Nong Woo Bio Co. Ltd.	9,704	72,047
	NOROO Paint & Coatings Co. Ltd.	37,026	245,709
	NOVAREX Co. Ltd.	14,844	129,840
	NPC	66,771	355,729
*	NSN Co. Ltd.	42,271	24,144
*	Nuintek Co. Ltd.	43,573	99,412
*	NUVOTEC Co. Ltd.	153,125	103,676
*	Oceanbridge Co. Ltd.	19,278	218,857
*	Omnisystem Co. Ltd.	37,373	52,591
	Openbase, Inc.	68,350	180,100
*	Optipharm Co. Ltd.	1,575	9,182
	OptoElectronics Solutions Co. Ltd.	30,470	477,524
*	OPTRON-TEC, Inc.	54,673	168,994
	OPTUS Pharmaceutical Co. Ltd.	43,209	222,672
# *	Orbitech Co. Ltd.	93,260	361,552
*	Orientbio, Inc.	173,545	94,930
	Orion Holdings Corp.	88,035	1,117,830
*	Osstem Implant Co. Ltd.	9,927	1,510,100
# * ††	Osung Advanced Materials Co. Ltd.	223,449	311,886
	Ottogi Corp.	3,108	1,201,758
*	Paik Kwang Industrial Co. Ltd.	98,951	353,287
*	Pan Entertainment Co. Ltd.	5,048	24,300
*	PANAGENE, Inc.	33,276	99,134
	Pang Rim Co. Ltd.	89,464	406,361
*	Paradise Co. Ltd.	83,103	1,221,188
*	Park Systems Corp.	7,582	758,176
#	Partron Co. Ltd.	156,372	1,104,677
#	Paseco Co. Ltd.	14,642	178,375
#	People & Technology, Inc.	59,509	2,160,586
*	Peptron, Inc.	7,294	49,522
	PHA Co. Ltd.	25,290	148,845
*	PharmAbcine	13,657	32,368
# *	PharmaResearch Co. Ltd.	20,129	1,269,835
*	PharmGen Science, Inc.	63,854	354,438
*	Pharmicell Co. Ltd.	164,057	1,397,208
*	Philoptics Co. Ltd.	8,562	52,019
* ††	Philosys Healthcare Co. Ltd.	94,841	50,277
#	PI Advanced Materials Co. Ltd.	53,171	1,480,181
*	Point Engineering Co. Ltd.	24,538	43,376
	Poongsan Corp.	67,915	1,997,506

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Poongsan Holdings Corp.	24,968	$588,251
#	Posco ICT Co. Ltd.	179,741	995,173
	Posco M-Tech Co. Ltd.	72,480	509,580
	POSCO Steeleon Co. Ltd.	893	25,083
*	Power Logics Co. Ltd.	95,962	392,562
	Protec Co. Ltd.	19,624	364,650
*	PS TEC Co. Ltd.	11,191	33,713
#	PSK, Inc.	71,508	1,042,379
	Pulmuone Co. Ltd.	38,753	357,509
	Pungkuk Ethanol Co. Ltd.	22,635	261,882
	QSI Co. Ltd.	10,628	98,506
*	RaonSecure Co. Ltd.	115,448	253,653
*	Ray Co. Ltd/KR	18,972	381,597
	Rayence Co. Ltd.	17,543	176,514
#	Reyon Pharmaceutical Co. Ltd.	27,505	439,961
#	RFHIC Corp.	68,876	1,359,824
*	RFTech Co. Ltd.	114,269	502,840
*	RN2 Technologies Co. Ltd.	4,601	34,654
*	Robostar Co. Ltd.	28,003	757,991
*	Robotis Co. Ltd.	11,904	307,040
	Rorze Systems Corp.	12,806	88,083
#	Rsupport Co. Ltd.	59,819	235,250
*	S Net Systems, Inc.	44,130	227,789
#	S&S Tech Corp.	54,626	1,343,604
*	S.Y. Co. Ltd.	129,076	382,793
	Sajo Industries Co. Ltd.	9,398	326,429
	Sajodaerim Corp.	2,580	58,917
*	Sajodongaone Co. Ltd.	29,518	22,932
# *	Sam Chun Dang Pharm Co. Ltd.	36,463	1,433,830
*	SAM KANG M&T Co. Ltd.	84,478	1,427,185
	Sam Young Electronics Co. Ltd.	45,179	345,610
#	Sam Yung Trading Co. Ltd.	77,884	809,481
*	Sambo Corrugated Board Co. Ltd.	7,239	62,754
*	Sambo Motors Co. Ltd.	15,328	67,899
*	Sambu Engineering & Construction Co. Ltd.	418,844	433,269
	Samchully Co. Ltd.	4,854	1,926,136
*	Samchuly Bicycle Co. Ltd.	15,529	109,478
#	Samho Development Co. Ltd.	64,421	206,254
*	SAMHWA NETWORKS Co. Ltd.	15,508	41,984
	SAMHWA Paints Industrial Co. Ltd.	37,979	188,379
	Samick Musical Instruments Co. Ltd.	219,742	235,138
#	Samick THK Co. Ltd.	31,605	340,712
	Samil Pharmaceutical Co. Ltd.	25,472	172,716
	Samji Electronics Co. Ltd.	37,339	264,644
*	Samjin LND Co. Ltd.	89,395	206,995
	Samjin Pharmaceutical Co. Ltd.	27,872	542,923
	Samkee Corp.	67,094	215,690
	Sammok S-Form Co. Ltd.	19,532	275,063
	SAMPYO Cement Co. Ltd.	125,588	368,673
	Samsung Climate Control Co. Ltd.	1,221	9,923
*	Samsung Pharmaceutical Co. Ltd.	233,733	532,456
	Samsung Publishing Co. Ltd.	17,275	367,732
	SAMT Co. Ltd.	211,277	465,433
	Samwha Capacitor Co. Ltd.	30,126	950,871
	Samwha Electric Co. Ltd.	16,687	212,711
	Samyang Corp.	12,575	420,298
	Samyang Foods Co. Ltd.	13,290	1,332,447
#	Samyang Holdings Corp.	14,215	832,993
	Samyang Packaging Corp.	4,346	64,361

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Tongsang Co. Ltd.	5,256	$217,606
*	Samyoung Chemical Co. Ltd.	36,545	77,317
*	Sang-A Frontec Co. Ltd.	35,732	926,957
*	Sangbo Corp.	112,085	125,375
#	Sangsangin Co. Ltd.	124,136	598,805
	Sangsin Energy Display Precision Co. Ltd.	38,495	547,815
	SaraminHR Co. Ltd.	25,969	627,858
	Satrec Initiative Co. Ltd.	22,788	646,729
	SAVEZONE I&C Corp.	64,559	138,453
*	SBI Investment Korea Co. Ltd.	350,632	350,458
*	SBW	881,230	253,712
*	S-Connect Co. Ltd.	208,292	175,283
# *	SDN Co. Ltd.	224,182	351,359
	Seah Besteel Holdings Corp.	51,280	686,992
	SeAH Holdings Corp.	3,283	280,353
	SeAH Steel Corp.	3,893	438,531
	SeAH Steel Holdings Corp.	6,517	867,737
	Sebang Co. Ltd.	42,224	1,599,556
	Sebang Global Battery Co. Ltd.	22,923	886,631
	Seegene, Inc.	21,521	480,346
	Segyung Hitech Co. Ltd.	7,919	88,350
	Sejin Heavy Industries Co. Ltd.	46,649	232,949
	Sejong Industrial Co. Ltd.	38,928	192,702
	Sejong Telecom, Inc.	758,673	473,089
*	Sekonix Co. Ltd.	25,593	123,948
*	Selvas AI, Inc.	61,638	757,060
	Sempio Foods Co.	9,478	261,260
*	S-Energy Co. Ltd.	24,822	67,450
#	Seobu T&D	115,970	746,935
	Seohan Co. Ltd.	290,737	273,237
#	Seojin System Co. Ltd.	53,856	718,888
	Seoul Auction Co. Ltd.	41,464	814,023
*	Seoul Food Industrial Co. Ltd.	1,520,855	266,257
	Seoul Semiconductor Co. Ltd.	161,292	1,406,159
#	Seoul Viosys Co. Ltd.	27,029	129,568
# *	Seoulin Bioscience Co. Ltd.	25,429	245,931
	Seowon Co. Ltd.	106,245	115,325
	SEOWONINTECH Co. Ltd.	16,960	80,082
#	Seoyon Co. Ltd.	56,279	346,724
	Seoyon E-Hwa Co. Ltd.	37,029	267,523
*	Sewon E&C Co. Ltd.	518,090	229,479
††	Sewon Precision Industry Co. Ltd.	10,359	65,601
	Sewoon Medical Co. Ltd.	90,686	223,037
#	SFA Engineering Corp.	66,414	2,023,079
*	SFA Semicon Co. Ltd.	257,032	905,966
*	S-Fuelcell Co. Ltd.	8,387	152,060
*	SG Corp.	525,085	244,414
	SGC e Tec E&C Co. Ltd.	7,556	190,171
	SGC Energy Co. Ltd.	13,259	349,799
	SH Energy & Chemical Co. Ltd.	339,049	244,178
*	Shin Heung Energy & Electronics Co. Ltd.	8,995	352,129
# *	Shin Poong Pharmaceutical Co. Ltd.	62,297	1,059,388
	Shindaeyang Paper Co. Ltd.	7,142	502,067
	Shinil Electronics Co. Ltd.	256,618	432,331
*	Shinsegae Engineering & Construction Co. Ltd.	7,252	131,863
*	Shinsegae Food Co. Ltd.	4,124	166,989
*	Shinsegae Information & Communication Co. Ltd.	2,319	26,778
# *	Shinsegae International, Inc.	43,626	870,519
*	Shinsung Delta Tech Co. Ltd.	44,703	302,952

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Shinsung E&G Co. Ltd.	610,324	$902,343
*	Shinsung Tongsang Co. Ltd.	122,206	253,886
*	Shinwha Intertek Corp.	107,691	272,924
	Shinwon Corp.	193,213	249,175
	Shinyoung Securities Co. Ltd.	17,134	816,989
*	Showbox Corp.	109,545	344,137
*	Signetics Corp.	215,282	211,560
	SIGONG TECH Co. Ltd.	35,400	135,156
#	Silla Co. Ltd.	28,011	254,336
# *	Simmtech Co. Ltd.	66,827	1,657,311
*	SIMMTECH HOLDINGS Co. Ltd.	33,842	92,946
	SIMPAC, Inc.	57,925	246,858
	Sindoh Co. Ltd.	16,601	451,413
	Sinil Pharm Co. Ltd.	4,046	27,736
*	SJ Group Co. Ltd.	8,579	125,049
	SK D&D Co. Ltd.	35,693	613,861
	SK Discovery Co. Ltd.	41,959	1,087,080
	SK Gas Ltd.	7,969	791,290
	SK Networks Co. Ltd.	500,225	1,655,112
*	SK Rent A Car Co. Ltd.	5,401	31,185
	SK Securities Co. Ltd.	1,392,259	895,882
#	SL Corp.	57,779	1,211,739
*	SM Culture & Contents Co. Ltd.	194,308	523,591
	SM Entertainment Co. Ltd.	33,771	2,429,390
*	SM Life Design Group Co. Ltd.	104,568	215,914
* ††	S-MAC Co. Ltd.	189,827	222,280
	SMCore, Inc.	53,702	290,712
	SNT Dynamics Co. Ltd.	41,013	358,429
	SNT Energy Co. Ltd.	1	17
	SNT Holdings Co. Ltd.	27,174	356,401
#	SNT Motiv Co. Ltd.	32,114	1,195,694
*	SNU Precision Co. Ltd.	77,902	193,480
*	Solborn, Inc.	54,990	273,822
*	Solid, Inc.	219,880	1,051,151
*	SOLUM Co. Ltd.	47,504	866,119
	Solus Advanced Materials Co. Ltd.	27,175	876,664
	Songwon Industrial Co. Ltd.	47,243	729,386
*	Sonid, Inc.	10,429	36,746
*	Sonokong Co. Ltd.	43,529	73,297
	Soosan Heavy Industries Co. Ltd.	59,096	143,338
	Soulbrain Co. Ltd.	10,078	1,924,300
#	Soulbrain Holdings Co. Ltd.	19,846	403,657
	SPC Samlip Co. Ltd.	8,493	502,315
	Speco Co. Ltd.	10,580	41,954
#	SPG Co. Ltd.	47,728	776,028
*	Spigen Korea Co. Ltd.	13,602	383,789
*	Ssangyong Motor Co.	65,982	267,828
	ST Pharm Co. Ltd.	19,931	1,323,917
	STIC Investments, Inc.	123,274	615,765
*	Straffic Co. Ltd.	38,493	130,865
*	STX Heavy Industries Co. Ltd.	18,379	114,186
*	Sugentech, Inc.	17,130	128,540
	Suheung Co. Ltd.	21,759	597,231
	Sun Kwang Co. Ltd.	15,209	1,771,570
	Sung Kwang Bend Co. Ltd.	51,596	554,765
*	Sungchang Enterprise Holdings Ltd.	214,939	389,450
#	Sungshin Cement Co. Ltd.	59,213	461,533
#	Sungwoo Hitech Co. Ltd.	185,738	763,087
#	Sunjin Co. Ltd.	48,992	393,708

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sunny Electronics Corp.	114,566	$324,284
*	Suprema, Inc.	18,844	373,944
	SV Investment Corp.	106,865	200,828
*	Synergy Innovation Co. Ltd.	105,399	273,143
*	Synopex, Inc.	253,251	595,387
*	Systems Technology, Inc.	40,934	427,238
	T&L Co. Ltd.	5,606	176,355
	Tae Kyung Industrial Co. Ltd.	44,125	238,376
	Taekwang Industrial Co. Ltd.	1,146	691,799
	Taekyung BK Co. Ltd.	26,177	117,777
* ††	Taewoong Co. Ltd.	56,071	450,088
	Taeyoung Engineering & Construction Co. Ltd.	85,762	294,407
*	Taihan Fiberoptics Co. Ltd.	228,160	543,015
*	Taihan Textile Co. Ltd.	3,092	130,991
	Tailim Packaging Co. Ltd.	63,432	159,148
	TCC Steel	13,382	124,291
* ††	TechL Co. Ltd.	1,090	5,330
	TechWing, Inc.	104,027	534,716
*	Tego Science, Inc.	8,956	90,293
*	Telcon RF Pharmaceutical, Inc.	277,957	237,451
	Telechips, Inc.	36,782	381,315
*	TERA SCIENCE Co. Ltd.	137,193	248,062
	TES Co. Ltd.	56,581	818,340
# *	Theragen Etex Co. Ltd.	111,294	422,256
# *	Thinkware Systems Corp.	26,213	299,028
# *	TK Chemical Corp.	47,613	123,976
*	TK Corp.	53,989	717,776
#	TKG Huchems Co. Ltd.	69,624	1,115,447
	Tokai Carbon Korea Co. Ltd.	20,425	1,739,581
	Tongyang Life Insurance Co. Ltd.	162,309	631,101
	Tongyang, Inc.	548,179	493,334
*	Top Engineering Co. Ltd.	52,518	228,241
*	Toptec Co. Ltd.	81,091	603,389
	Tovis Co. Ltd.	56,715	490,911
	TS Corp.	140,490	318,102
*	TS Nexgen Co. Ltd.	228,108	175,676
	TSE Co. Ltd.	5,123	170,029
*	Tuksu Construction Co. Ltd.	31,513	222,302
*	TY Holdings Co. Ltd.	93,485	894,458
	TYM Corp.	411,509	904,543
	UBCare Co. Ltd.	91,237	506,101
	Ubiquoss Holdings, Inc.	32,753	429,578
	Ubiquoss, Inc.	26,517	345,333
	Uju Electronics Co. Ltd.	26,223	315,703
	Uni-Chem Co. Ltd.	155,749	157,664
*	Unick Corp.	53,999	279,899
*	Unid Btplus Co. Ltd.	22,877	135,391
	Unid Co. Ltd.	14,589	1,010,024
	Union Materials Corp.	28,259	60,741
	Union Semiconductor Equipment & Materials Co. Ltd.	89,463	476,621
	Uniquest Corp.	56,000	443,057
*	Unison Co. Ltd.	221,499	318,031
*	UniTest, Inc.	60,851	621,844
	UTI, Inc.	22,312	436,804
	Value Added Technology Co. Ltd.	29,655	859,638
*	Very Good Tour Co. Ltd.	15,639	144,317
	Viatron Technologies, Inc.	42,963	320,545
	VICTEK Co. Ltd.	91,039	411,888
*	Vidente Co. Ltd.	57,951	191,116

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Vieworks Co. Ltd.	29,404	$771,686
*	Vina Tech Co. Ltd.	9,636	329,806
	Visang Education, Inc.	16,820	83,354
*	Vitzro Tech Co. Ltd.	15,497	92,544
*	Vitzrocell Co. Ltd.	54,357	715,058
*	Vivien Corp.	13,190	15,044
*	Vivozon Pharmaceutical Co.Ltd	163,523	110,168
*	VT GMP Co. Ltd.	42,957	199,742
	Webcash Corp.	13,826	178,514
*	Webzen, Inc.	56,800	860,091
	Welcron Co. Ltd.	109,997	300,298
*	Wellbiotec Co. Ltd.	99,963	86,975
*	Wemade Play Co. Ltd.	14,264	165,508
	Whanin Pharmaceutical Co. Ltd.	46,587	663,018
	Wiable Corp.	8,754	17,847
*	WillBes & Co.	178,256	103,705
#	Winix, Inc.	34,410	372,412
*	Wins Co. Ltd.	26,610	287,011
	WiSoL Co. Ltd.	74,628	435,950
*	WIZIT Co. Ltd.	244,335	154,276
*	WONIK CUBE Corp.	58,473	109,270
*	Wonik Holdings Co. Ltd.	165,481	481,913
	WONIK IPS Co. Ltd.	76,527	1,934,169
#	Wonik Materials Co. Ltd.	25,331	606,245
	Wonik QnC Corp.	62,589	1,305,422
	Woojin Plaimm Co. Ltd.	3,881	12,480
	Woojin, Inc.	17,695	130,577
*	Woongjin Co. Ltd.	12,697	14,360
	Woongjin Thinkbig Co. Ltd.	35,821	74,583
*	Wooree Bio Co. Ltd.	12,108	31,356
	Woori Investment Bank Co. Ltd.	1,510,901	1,028,125
*	Woori Technology Investment Co. Ltd.	66,928	287,198
# *	Woori Technology, Inc.	570,501	681,250
* ††	Wooriro Co. Ltd.	16,683	19,438
*	Woorison F&G Co. Ltd.	116,049	170,688
*	Woory Industrial Co. Ltd.	23,700	276,048
*	Woosu AMS Co. Ltd.	106,413	236,696
	WooSung Co. Ltd.	6,452	126,260
	Worldex Industry & Trading Co. Ltd.	44,952	759,751
# *	Wysiwyg Studios Co. Ltd.	56,632	882,793
	Y G-1 Co. Ltd.	61,821	342,983
*	Y2 Solution Co. Ltd.	88,983	47,331
*	Y-entec Co. Ltd.	25,880	194,229
*	Yest Co. Ltd.	52,284	337,180
# *	YG Entertainment, Inc.	42,279	1,796,525
*	YG PLUS	79,734	348,762
*	YIK Corp.	98,562	264,927
*	YJM Games Co. Ltd.	113,684	133,584
	YMC Co. Ltd.	54,027	254,155
	YMT Co. Ltd.	20,730	235,320
	Yonwoo Co. Ltd.	6,890	105,134
	Yoosung Enterprise Co. Ltd.	80,477	184,927
	Youlchon Chemical Co. Ltd.	35,492	1,137,844
#	Young Poong Corp.	795	403,693
	Young Poong Paper Manufacturing Co. Ltd.	2,135	25,566
	Young Poong Precision Corp.	37,751	349,853
	Youngone Holdings Co. Ltd.	21,971	1,094,636
*	YoungWoo DSP Co. Ltd.	15,059	18,158
	YTN Co. Ltd.	73,837	384,238

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Yuanta Securities Korea Co. Ltd.	340,341	$763,917
	YuHwa Securities Co. Ltd.	96,255	178,808
*	Yujin Robot Co. Ltd.	35,304	178,550
*	Yungjin Pharmaceutical Co. Ltd.	244,225	716,375
	Yuyu Pharma, Inc.	8,551	43,415
*	Zeus Co. Ltd.	28,507	645,973
	Zinus, Inc.	31,703	988,309
TOTAL SOUTH KOREA			498,516,163
TAIWAN — (16.5%)
	104 Corp.	1,000	6,668
#	ABC Taiwan Electronics Corp.	300,977	245,167
	Abico Avy Co. Ltd.	444,841	301,020
	Ability Enterprise Co. Ltd.	833,293	581,809
# *	Ability Opto-Electronics Technology Co. Ltd.	262,776	637,853
#	Abnova Corp.	88,000	113,120
#	AcBel Polytech, Inc.	1,226,599	1,449,384
#	ACES Electronic Co. Ltd.	407,822	446,098
*	Acon Holding, Inc.	938,560	360,534
	Acter Group Corp. Ltd.	360,980	1,329,036
	Action Electronics Co. Ltd.	687,000	304,501
	ADATA Technology Co. Ltd.	857,879	1,889,609
#	Addcn Technology Co. Ltd.	111,564	717,297
#	Advanced Ceramic X Corp.	163,000	1,101,877
	Advanced International Multitech Co. Ltd.	410,000	1,359,904
#	Advanced Optoelectronic Technology, Inc.	457,000	267,546
#	Advanced Power Electronics Corp.	138,000	529,183
#	Advanced Wireless Semiconductor Co.	229,000	612,266
	Advancetek Enterprise Co. Ltd.	1,099,519	1,162,789
	AEON Motor Co. Ltd.	33,359	44,346
	Aerospace Industrial Development Corp.	2,123,000	2,456,443
#	AGV Products Corp.	1,543,433	562,830
*	Airmate Cayman International Co. Ltd.	38,719	22,615
	Alchip Technologies Ltd.	22,000	625,818
	Alcor Micro Corp.	10,000	10,805
#	Alexander Marine Co. Ltd.	46,000	578,137
# *	ALI Corp.	686,775	496,585
	All Ring Tech Co. Ltd.	116,000	256,186
#	Allied Circuit Co. Ltd.	113,000	452,469
#	Allied Supreme Corp.	46,000	530,107
#	Allis Electric Co. Ltd.	672,385	768,538
#	Alltek Technology Corp.	554,423	712,325
#	Alltop Technology Co. Ltd.	98,774	414,161
	Alpha Networks, Inc.	1,256,158	1,288,153
	Altek Corp.	925,945	1,044,398
	Amazing Microelectronic Corp.	304,085	941,125
*	Ambassador Hotel	1,135,000	1,233,639
#	AMICCOM Electronics Corp.	25,000	22,963
	AMPACS Corp.	12,000	15,868
	Ampire Co. Ltd.	317,000	347,779
#	AMPOC Far-East Co. Ltd.	346,444	539,895
#	AmTRAN Technology Co. Ltd.	2,814,486	942,751
*	Amulaire Thermal Technology, Inc.	32,000	34,029
	Anderson Industrial Corp.	290,416	98,509
#	Anpec Electronics Corp.	224,007	1,030,344
#	Apac Opto Electronics, Inc.	147,000	151,789
#	Apacer Technology, Inc.	345,325	501,440
#	APAQ Technology Co. Ltd.	202,120	287,352
	APCB, Inc.	485,000	268,332

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Apex Biotechnology Corp.	338,483	$283,511
#	Apex International Co. Ltd.	540,470	1,053,666
#	Apex Science & Engineering	623,132	216,243
	Arcadyan Technology Corp.	533,055	1,808,016
	Ardentec Corp.	1,500,274	2,655,686
#	Argosy Research, Inc.	220,396	669,304
	Asia Electronic Material Co. Ltd.	331,000	167,932
	Asia Optical Co., Inc.	851,000	1,817,343
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,443,437
*	Asia Plastic Recycling Holding Ltd.	405,182	96,120
	Asia Polymer Corp.	1,420,996	1,388,738
	Asia Tech Image, Inc.	198,000	443,825
#	Asia Vital Components Co. Ltd.	887,058	3,161,798
#	ASIX Electronics Corp.	81,000	304,352
	ASolid Technology Co. Ltd.	27,000	67,576
#	ASROCK, Inc.	154,000	785,600
	ATE Energy International Co. Ltd.	10,274	8,763
	Aten International Co. Ltd.	350,479	910,073
	Audix Corp.	279,600	495,870
#	AURAS Technology Co. Ltd.	229,148	1,195,694
	Aurona Industries, Inc.	246,000	168,608
	Aurora Corp.	262,349	679,725
#	Avalue Technology, Inc.	164,000	447,501
	Aver Information, Inc.	31,000	48,021
	Awea Mechantronic Co. Ltd.	132,210	138,787
#	Axiomtek Co. Ltd.	212,000	428,055
# *	Azurewave Technologies, Inc.	345,000	233,337
	Bafang Yunji International Co. Ltd.	81,000	585,243
	Bank of Kaohsiung Co. Ltd.	2,515,334	1,081,103
	Baolong International Co. Ltd.	295,000	174,422
	Basso Industry Corp.	472,900	657,519
	BenQ Materials Corp.	610,000	692,157
	BES Engineering Corp.	5,159,750	1,444,256
	Bin Chuan Enterprise Co. Ltd.	372,070	284,744
	Bionet Corp.	140,000	205,445
	Bionime Corp.	133,000	347,213
#	Biostar Microtech International Corp.	631,975	305,253
	Bioteque Corp.	231,308	865,772
	Bizlink Holding, Inc.	21,181	185,812
	Bon Fame Co. Ltd.	14,000	30,840
	Brave C&H Supply Co. Ltd.	20,000	48,704
	Bright Led Electronics Corp.	375,520	196,238
	Brighten Optix Corp.	2,000	12,697
#	Brighton-Best International Taiwan, Inc.	1,469,318	1,871,551
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	124,069
#	Browave Corp.	197,000	356,451
	C Sun Manufacturing Ltd.	530,969	788,961
*	Calin Technology Co. Ltd.	24,000	31,856
*	Cameo Communications, Inc.	745,645	253,582
#	Capital Futures Corp.	335,895	431,298
#	Capital Securities Corp.	6,059,501	2,351,750
# *	Career Technology MFG. Co. Ltd.	1,580,459	1,297,469
#	Carnival Industrial Corp.	415,353	195,588
#	Castles Technology Co. Ltd.	58,866	155,425
	Caswell, Inc.	17,000	52,783
	Cathay Chemical Works	30,000	25,004
	Cathay Real Estate Development Co. Ltd.	2,062,700	1,125,458
	Cayman Engley Industrial Co. Ltd.	152,099	319,096
#	CCP Contact Probes Co. Ltd.	159,844	239,018

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Celxpert Energy Corp.	280,000	$316,010
	Center Laboratories, Inc.	1,599,827	2,523,441
#	Central Reinsurance Co. Ltd.	718,905	434,060
	Century Iron & Steel Industrial Co. Ltd.	108,000	358,421
#	Chain Chon Industrial Co. Ltd.	595,484	376,288
*	ChainQui Construction Development Co. Ltd.	451,080	219,109
	Champion Building Materials Co. Ltd.	813,465	245,662
	Champion Microelectronic Corp.	51,000	71,274
	Chang Wah Electromaterials, Inc.	1,362,350	1,453,333
	Chang Wah Technology Co. Ltd.	1,180,425	1,246,314
#	Channel Well Technology Co. Ltd.	680,000	670,466
	Charoen Pokphand Enterprise	679,483	1,790,309
	CHC Healthcare Group	367,000	600,698
#	CHC Resources Corp.	346,282	543,354
	Chen Full International Co. Ltd.	342,000	446,561
#	Chenbro Micom Co. Ltd.	219,000	631,388
	Cheng Loong Corp.	2,760,383	2,682,466
#	Cheng Mei Materials Technology Corp.	2,345,900	796,572
	Cheng Uei Precision Industry Co. Ltd.	1,321,331	1,704,489
*	Chenming Electronic Technology Corp.	287,437	188,128
#	Chia Chang Co. Ltd.	378,000	460,770
#	Chia Hsin Cement Corp.	1,726,121	1,046,227
	Chian Hsing Forging Industrial Co. Ltd.	151,800	160,541
	Chicony Power Technology Co. Ltd.	481,454	1,239,798
	Chief Telecom, Inc.	6,000	56,165
#	Chieftek Precision Co. Ltd.	248,847	612,275
	Chien Kuo Construction Co. Ltd.	658,249	250,486
	Chien Shing Harbour Service Co. Ltd.	16,000	21,627
#	Chime Ball Technology Co. Ltd.	106,840	136,227
	China Bills Finance Corp.	2,632,000	1,324,905
#	China Chemical & Pharmaceutical Co. Ltd.	886,000	793,007
	China Ecotek Corp.	145,000	210,817
#	China Electric Manufacturing Corp.	798,959	365,736
	China Fineblanking Technology Co. Ltd.	159,242	183,215
#	China General Plastics Corp.	1,457,461	1,372,340
	China Glaze Co. Ltd.	310,002	145,171
*	China Man-Made Fiber Corp.	4,555,390	1,311,867
	China Metal Products	1,069,603	1,071,032
	China Motor Corp.	800,600	1,616,179
	China Petrochemical Development Corp.	13,546,553	4,576,588
#	China Steel Chemical Corp.	576,554	2,073,391
#	China Steel Structure Co. Ltd.	282,000	567,026
#	China Wire & Cable Co. Ltd.	276,160	243,272
#	Chinese Maritime Transport Ltd.	287,594	378,262
	Ching Feng Home Fashions Co. Ltd.	544,409	318,788
	Chin-Poon Industrial Co. Ltd.	1,467,207	1,467,350
#	Chipbond Technology Corp.	2,332,000	4,724,344
	ChipMOS Technologies, Inc.	1,896,076	2,200,977
	Chlitina Holding Ltd.	172,000	1,282,010
	Chong Hong Construction Co. Ltd.	673,666	1,663,581
	Chun YU Works & Co. Ltd.	526,050	429,556
#	Chun Yuan Steel Industry Co. Ltd.	1,806,529	997,549
	Chung Hsin Electric & Machinery Manufacturing Corp.	1,402,375	3,806,096
	Chung Hung Steel Corp.	2,332,979	2,269,969
	Chung Hwa Food Industrial Co. Ltd.	126,535	434,795
	Chung Hwa Pulp Corp.	1,434,405	808,445
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	285,786
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	1,009,432
	Chyang Sheng Dyeing & Finishing Co. Ltd.	397,000	195,335

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cleanaway Co. Ltd.	286,000	$1,727,691
	Clevo Co.	1,624,200	1,691,751
	CMC Magnetics Corp.	3,847,108	996,261
	C-Media Electronics, Inc.	48,000	78,112
	CoAsia Electronics Corp.	452,412	178,852
#	Collins Co. Ltd.	351,431	207,728
#	Compeq Manufacturing Co. Ltd.	1,661,000	2,541,747
	Compucase Enterprise	278,000	280,619
#	Concord Securities Co. Ltd.	1,728,796	567,639
	Continental Holdings Corp.	1,312,320	1,290,280
#	Contrel Technology Co. Ltd.	513,000	302,498
#	Coremax Corp.	258,065	849,891
	Coretronic Corp.	1,259,200	2,478,575
#	Co-Tech Development Corp.	795,533	1,753,594
	Cowealth Medical Holding Co. Ltd.	175,972	145,415
	Coxon Precise Industrial Co. Ltd.	43,000	17,341
# *	CSBC Corp. Taiwan	1,758,677	1,139,054
	CTCI Corp.	1,963,000	2,830,221
*	C-Tech United Corp.	162,878	69,038
	Cub Elecparts, Inc.	50,126	242,044
#	CviLux Corp.	266,040	290,581
	Cyberlink Corp.	35,697	100,904
#	CyberPower Systems, Inc.	235,000	814,163
#	CyberTAN Technology, Inc.	1,294,779	1,055,358
#	Cypress Technology Co. Ltd.	169,489	310,287
	Cystech Electronics Corp.	20,750	48,200
	DA CIN Construction Co. Ltd.	1,101,711	1,121,373
	Dadi Early-Childhood Education Group Ltd.	21,357	75,021
	Dafeng TV Ltd.	304,870	496,429
#	Da-Li Development Co. Ltd.	1,413,747	1,431,063
#	Darfon Electronics Corp.	783,550	1,032,997
# *	Darwin Precisions Corp.	1,385,635	421,261
	Davicom Semiconductor, Inc.	44,888	38,358
	Daxin Materials Corp.	229,200	555,697
	De Licacy Industrial Co. Ltd.	1,155,511	542,482
*	Delpha Construction Co. Ltd.	152,000	89,464
#	Depo Auto Parts Ind Co. Ltd.	358,000	901,158
* ††	DER PAO Construction	476,000	0
	Dimerco Data System Corp.	220,612	529,600
#	Dimerco Express Corp.	440,880	1,091,133
#	D-Link Corp.	1,944,855	1,000,944
	Donpon Precision, Inc.	104,000	80,177
	Dr Wu Skincare Co. Ltd.	57,000	204,736
	Draytek Corp.	247,000	214,320
#	Dyaco International, Inc.	142,813	204,682
	Dynamic Holding Co. Ltd.	992,707	574,783
	Dynapack International Technology Corp.	492,000	1,259,464
	E & R Engineering Corp.	71,000	125,058
	Eastern Media International Corp.	1,100,011	883,602
#	ECOVE Environment Corp.	113,000	976,242
# *	Edimax Technology Co. Ltd.	624,108	333,372
	Edison Opto Corp.	262,749	156,671
#	Edom Technology Co. Ltd.	732,964	672,078
#	eGalax_eMPIA Technology, Inc.	199,777	382,849
#	Egis Technology, Inc.	203,000	445,540
	Elan Microelectronics Corp.	942,400	3,064,528
# *	E-Lead Electronic Co. Ltd.	197,873	502,672
#	E-LIFE MALL Corp.	295,000	817,260
	Elite Advanced Laser Corp.	531,226	709,461

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Elite Semiconductor Microelectronics Technology, Inc.	919,200	$2,411,325
*	Elitegroup Computer Systems Co. Ltd.	1,191,254	859,793
#	Emerging Display Technologies Corp.	462,000	319,656
#	Ennoconn Corp.	244,938	1,832,479
	Ennostar, Inc.	2,037,462	3,420,579
#	EnTie Commercial Bank Co. Ltd.	2,292,603	1,136,766
	Episil Technologies, Inc.	642,000	2,084,968
	Episil-Precision, Inc.	276,000	705,445
#	Eris Technology Corp.	38,000	264,968
#	Eson Precision Ind Co. Ltd.	331,000	674,741
	Eternal Materials Co. Ltd.	3,021,985	3,277,718
#	Etron Technology, Inc.	630,977	962,267
	Eurocharm Holdings Co. Ltd.	102,000	584,199
*	Everest Textile Co. Ltd.	1,642,762	391,149
	Evergreen International Storage & Transport Corp.	1,888,000	1,704,643
#	Evergreen Steel Corp.	182,000	323,502
	Everlight Chemical Industrial Corp.	1,697,606	1,079,783
#	Everlight Electronics Co. Ltd.	1,457,000	1,827,196
	Everspring Industry Co. Ltd.	469,800	199,942
	Excellence Opto, Inc.	72,000	56,615
#	Excelliance Mos Corp.	77,000	326,989
	Excelsior Medical Co. Ltd.	378,219	896,357
#	EZconn Corp.	159,800	256,204
	Far Eastern Department Stores Ltd.	3,458,000	2,502,870
#	Far Eastern International Bank	8,313,246	3,249,269
#	Faraday Technology Corp.	548,000	3,134,622
#	Farglory F T Z Investment Holding Co. Ltd.	386,957	715,412
	Farglory Land Development Co. Ltd.	878,000	1,710,023
# *	Federal Corp.	1,194,238	834,369
#	Feedback Technology Corp.	119,200	355,258
	Feng Hsin Steel Co. Ltd.	1,642,100	3,788,199
#	Firich Enterprises Co. Ltd.	194,325	188,662
	First Hi-Tec Enterprise Co. Ltd.	256,580	451,876
	First Hotel	713,350	338,019
#	First Insurance Co. Ltd.	900,179	486,532
*	First Steamship Co. Ltd.	2,334,612	676,668
#	FIT Holding Co. Ltd.	485,456	470,734
	Fitipower Integrated Technology, Inc.	82,000	397,896
	Fittech Co. Ltd.	121,000	386,453
	FLEXium Interconnect, Inc.	1,135,087	3,802,910
	Flytech Technology Co. Ltd.	369,309	846,526
#	FOCI Fiber Optic Communications, Inc.	213,000	166,543
	Force Mos Technology Ltd.	26,000	44,025
	Forcecon Tech Co. Ltd.	62,000	116,678
#	Forest Water Environment Engineering Co. Ltd.	168,132	153,829
#	Formosa Advanced Technologies Co. Ltd.	589,000	787,334
	Formosa International Hotels Corp.	223,329	1,875,725
	Formosa Laboratories, Inc.	363,089	787,854
	Formosa Oilseed Processing Co. Ltd.	222,567	426,139
	Formosa Optical Technology Co. Ltd.	137,000	266,670
#	Formosa Taffeta Co. Ltd.	1,130,000	1,022,581
	Formosan Rubber Group, Inc.	869,952	639,234
	Formosan Union Chemical	1,117,733	858,046
#	Founding Construction & Development Co. Ltd.	663,623	383,369
	Foxsemicon Integrated Technology, Inc.	248,027	1,602,472
	Franbo Lines Corp.	48,481	29,671
#	Froch Enterprise Co. Ltd.	581,189	465,274
	FSP Technology, Inc.	560,427	725,247
#	Fulgent Sun International Holding Co. Ltd.	436,748	1,938,404

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	391,600	$239,631
#	Fulltech Fiber Glass Corp.	1,335,996	556,668
	Fusheng Precision Co. Ltd.	212,000	1,570,160
#	Fwusow Industry Co. Ltd.	752,138	494,563
#	G Shank Enterprise Co. Ltd.	574,281	928,891
	Gallant Precision Machining Co. Ltd.	111,000	107,794
	Gamania Digital Entertainment Co. Ltd.	416,000	1,118,597
# *	GCS Holdings, Inc.	299,000	391,698
#	GEM Services, Inc.	213,570	501,380
#	Gemtek Technology Corp.	1,413,219	1,307,289
	General Interface Solution Holding Ltd.	857,000	2,440,462
	General Plastic Industrial Co. Ltd.	275,357	276,435
#	Generalplus Technology, Inc.	195,000	321,583
#	GeneReach Biotechnology Corp.	47,300	97,696
#	Genesys Logic, Inc.	290,000	1,017,927
#	Genius Electronic Optical Co. Ltd.	219,917	2,710,630
#	Genmont Biotech, Inc.	220,000	176,107
	Genovate Biotechnology Co. Ltd.	15,000	14,135
	GeoVision, Inc.	251,096	326,838
	Getac Holdings Corp.	1,489,360	2,264,793
#	GFC Ltd.	229,600	535,439
# *	Giantplus Technology Co. Ltd.	1,008,900	503,590
*	Gigasolar Materials Corp.	70,400	252,321
# *	Gigastorage Corp.	255,965	168,131
	Global Brands Manufacture Ltd.	957,730	923,205
	Global Lighting Technologies, Inc.	284,000	537,251
	Global Mixed Mode Technology, Inc.	222,000	1,204,968
#	Global PMX Co. Ltd.	179,000	916,176
*	Globe Union Industrial Corp.	889,914	391,828
#	Gloria Material Technology Corp.	1,197,547	1,519,340
#	Gold Circuit Electronics Ltd.	1,158,104	3,395,292
	Goldsun Building Materials Co. Ltd.	3,254,587	2,795,183
#	Good Will Instrument Co. Ltd.	238,869	224,051
#	Gordon Auto Body Parts	391,000	324,901
	Gourmet Master Co. Ltd.	311,000	1,566,531
#	Grand Fortune Securities Co. Ltd.	988,629	341,256
*	Grand Ocean Retail Group Ltd.	304,000	187,578
#	Grand Pacific Petrochemical	3,461,000	2,322,089
#	Grand Process Technology Corp.	81,000	642,560
#	GrandTech CG Systems, Inc.	204,797	384,218
	Grape King Bio Ltd.	415,000	2,391,068
	Great China Metal Industry	605,000	492,248
	Great Taipei Gas Co. Ltd.	1,444,000	1,494,059
	Great Tree Pharmacy Co. Ltd.	97,044	999,862
	Great Wall Enterprise Co. Ltd.	2,343,001	3,620,767
	Greatek Electronics, Inc.	1,027,000	1,745,478
* ††	Green Energy Technology, Inc.	1,570,850	0
	Green World FinTech Service Co. Ltd.	14,700	238,005
#	GTM Holdings Corp.	431,150	370,444
	Gudeng Precision Industrial Co. Ltd.	89,000	829,738
#	Hannstar Board Corp.	1,312,954	1,439,060
	HannStar Display Corp.	3,885,505	1,576,523
	HannsTouch Solution, Inc.	1,930,782	605,824
#	Hanpin Electron Co. Ltd.	248,000	240,421
	Harvatek Corp.	562,949	349,144
	Heran Co. Ltd.	6,000	21,743
	Hey Song Corp.	1,478,750	1,633,509
#	Hi-Clearance, Inc.	98,964	474,004
#	Highlight Tech Corp.	321,281	548,695

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	HIM International Music, Inc.	60,710	$167,405
	Hiroca Holdings Ltd.	211,448	315,428
#	Hitron Technology, Inc.	472,557	411,634
	Hiyes International Co. Ltd.	16,700	38,168
	Ho Tung Chemical Corp.	3,178,684	920,852
#	Hocheng Corp.	851,734	514,663
#	Hold-Key Electric Wire & Cable Co. Ltd.	164,726	85,727
	Holiday Entertainment Co. Ltd.	234,430	491,784
	Holtek Semiconductor, Inc.	659,000	1,606,726
	Holy Stone Enterprise Co. Ltd.	514,910	1,570,644
*	Hong Pu Real Estate Development Co. Ltd.	756,185	567,595
	Hong TAI Electric Industrial	887,000	596,950
	Hong YI Fiber Industry Co.	440,652	260,981
#	Horizon Securities Co. Ltd.	1,136,320	342,182
	Hota Industrial Manufacturing Co. Ltd.	8,299	20,054
#	Hotai Finance Co. Ltd.	306,000	1,079,920
*	Hotron Precision Electronic Industrial Co. Ltd.	54,994	65,315
#	Hsin Kuang Steel Co. Ltd.	382,000	619,868
	Hsin Yung Chien Co. Ltd.	157,255	506,652
	Hsing TA Cement Co.	488,162	269,638
# *	HTC Corp.	1,916,000	3,921,677
#	Hu Lane Associate, Inc.	276,737	1,434,113
	HUA ENG Wire & Cable Co. Ltd.	1,201,565	642,349
	Hua Yu Lien Development Co. Ltd.	63,000	115,454
	Huaku Development Co. Ltd.	869,816	2,581,932
	Huang Hsiang Construction Corp.	205,800	285,878
	Hung Ching Development & Construction Co. Ltd.	598,000	422,438
	Hung Sheng Construction Ltd.	1,281,251	995,294
	Huxen Corp.	119,244	195,607
	Hwa Fong Rubber Industrial Co. Ltd.	823,812	404,264
	Hwacom Systems, Inc.	362,000	187,607
	Hycon Technology Corp.	16,000	31,284
#	IBF Financial Holdings Co. Ltd.	8,929,826	3,755,944
#	IC Plus Corp.	56,000	99,313
#	Ichia Technologies, Inc.	869,000	523,512
#	I-Chiun Precision Industry Co. Ltd.	681,567	528,793
#	IEI Integration Corp.	466,832	1,158,329
	Inergy Technology, Inc.	11,000	22,887
	Infortrend Technology, Inc.	778,163	458,673
#	Info-Tek Corp.	236,000	444,293
#	Ingentec Corp.	48,410	309,340
#	Innodisk Corp.	263,447	1,666,188
#	Inpaq Technology Co. Ltd.	349,950	612,630
#	Insyde Software Corp.	97,000	300,153
#	Intai Technology Corp.	135,400	517,756
# *	Integrated Service Technology, Inc.	215,326	616,964
	IntelliEPI, Inc.	97,000	183,962
#	International CSRC Investment Holdings Co.	2,681,363	1,774,896
	International Games System Co. Ltd.	166,000	2,746,291
	Iron Force Industrial Co. Ltd.	155,393	396,277
#	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	701,615
	ITE Technology, Inc.	502,095	1,329,852
	ITEQ Corp.	766,040	2,083,576
* ††	J Touch Corp.	11,000	0
	Jarllytec Co. Ltd.	193,000	405,013
#	Jentech Precision Industrial Co. Ltd.	227,745	2,870,002
	Jess-Link Products Co. Ltd.	338,925	477,644
	Jia Wei Lifestyle, Inc.	30,000	51,613
#	Jih Lin Technology Co. Ltd.	213,000	483,106

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	$33,913
#	Jinan Acetate Chemical Co. Ltd.	64,564	622,503
*	Jinli Group Holdings Ltd.	258,681	101,047
#	Jourdeness Group Ltd.	137,000	347,649
#	K Laser Technology, Inc.	586,000	372,218
	Kaimei Electronic Corp.	336,183	685,435
#	Kaori Heat Treatment Co. Ltd.	304,197	2,169,342
#	Kaulin Manufacturing Co. Ltd.	442,330	206,880
	Keding Enterprises Co. Ltd.	5,000	21,857
	KEE TAI Properties Co. Ltd.	1,306,473	555,908
#	Kenda Rubber Industrial Co. Ltd.	1,785,845	1,846,310
#	Kenmec Mechanical Engineering Co. Ltd.	687,000	613,599
	Kerry TJ Logistics Co. Ltd.	732,000	953,014
# *	Key Ware Electronics Co. Ltd.	302,194	106,767
	Keystone Microtech Corp.	25,000	164,767
	Kindom Development Co. Ltd.	1,280,900	1,241,052
	King Chou Marine Technology Co. Ltd.	234,920	293,349
	King Slide Works Co. Ltd.	184,000	2,487,814
	King Yuan Electronics Co. Ltd.	3,158,979	4,052,989
	King's Town Bank Co. Ltd.	2,946,701	3,406,965
*	King's Town Construction Co. Ltd.	333,074	366,514
#	Kinik Co.	318,000	1,274,294
	Kinko Optical Co. Ltd.	541,103	458,357
#	Kinpo Electronics	3,841,157	1,740,587
#	Kinsus Interconnect Technology Corp.	448,000	1,701,662
	KMC Kuei Meng International, Inc.	205,253	1,031,816
#	KNH Enterprise Co. Ltd.	589,020	340,211
	Ko Ja Cayman Co. Ltd.	13,000	20,100
#	KS Terminals, Inc.	421,482	1,007,203
	Kung Long Batteries Industrial Co. Ltd.	254,000	1,177,948
# *	Kung Sing Engineering Corp.	1,616,290	360,760
	Kuo Toong International Co. Ltd.	719,648	553,434
*	Kuo Yang Construction Co. Ltd.	729,899	447,932
	Kwong Fong Industries Corp.	352,691	121,262
	Kwong Lung Enterprise Co. Ltd.	304,000	525,552
#	KYE Systems Corp.	772,672	267,729
	L&K Engineering Co. Ltd.	635,048	903,139
#	La Kaffa International Co. Ltd.	80,701	372,815
	LAN FA Textile	805,933	224,793
	Land Mark Optoelectronics Corp.	293,300	1,254,805
	Lanner Electronics, Inc.	278,916	859,548
	Laser Tek Taiwan Co. Ltd.	254,128	224,060
#	Laster Tech Corp. Ltd.	83,091	107,471
*	Leader Electronics, Inc.	290,000	95,574
	Leadtrend Technology Corp.	101,652	202,250
#	Lealea Enterprise Co. Ltd.	2,401,892	836,108
#	LEE CHI Enterprises Co. Ltd.	648,000	446,553
#	Lelon Electronics Corp.	317,327	614,682
#	Lemtech Holdings Co. Ltd.	108,055	283,372
*	Leofoo Development Co. Ltd.	93,278	52,916
# *	Li Cheng Enterprise Co. Ltd.	306,108	285,699
*	Li Peng Enterprise Co. Ltd.	1,735,897	454,792
	Lian HWA Food Corp.	303,993	811,216
	Lida Holdings Ltd.	257,400	264,333
	Lingsen Precision Industries Ltd.	1,273,506	596,991
	Lintes Technology Co. Ltd.	16,000	67,852
	Liton Technology Corp.	89,000	106,528
*	Long Bon International Co. Ltd.	694,274	388,589
	Longchen Paper & Packaging Co. Ltd.	2,617,637	1,641,160

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Longwell Co.	347,000	$657,953
	Lotes Co. Ltd.	1	25
#	Lu Hai Holding Corp.	196,102	198,460
	Lucky Cement Corp.	540,000	199,510
	Lumax International Corp. Ltd.	303,832	721,655
	Lung Yen Life Service Corp.	564,000	717,645
	Luxe Green Energy Technology Co. Ltd.	23,540	19,234
#	M31 Technology Corp.	58,000	1,036,244
#	Macauto Industrial Co. Ltd.	189,000	431,253
	Machvision, Inc.	146,398	726,155
#	Macroblock, Inc.	69,000	255,971
#	Makalot Industrial Co. Ltd.	505,481	3,690,329
#	Marketech International Corp.	227,000	955,411
#	Materials Analysis Technology, Inc.	179,041	1,067,657
	Mayer Steel Pipe Corp.	538,567	428,377
	Maywufa Co. Ltd.	69,322	45,454
#	Mechema Chemicals International Corp.	194,000	689,601
*	Medigen Biotechnology Corp.	105,000	113,398
*	Medigen Vaccine Biologics Corp.	157,257	385,415
	Meiloon Industrial Co.	266,184	183,350
	Mercuries & Associates Holding Ltd.	1,446,486	741,119
*	Mercuries Life Insurance Co. Ltd.	7,591,515	1,401,456
	Merry Electronics Co. Ltd.	466,914	1,270,772
	Mildef Crete, Inc.	193,000	287,566
#	MIN AIK Technology Co. Ltd.	491,452	275,080
#	Mirle Automation Corp.	602,098	780,760
	Mitac Holdings Corp.	3,232,918	3,328,076
#	Mobiletron Electronics Co. Ltd.	203,800	343,371
	MOSA Industrial Corp.	151,000	121,657
	MPI Corp.	298,000	1,241,963
	MSSCORPS Co. Ltd.	12,000	49,610
	Nak Sealing Technologies Corp.	188,954	686,213
#	Namchow Holdings Co. Ltd.	581,000	885,111
*	Nan Kang Rubber Tire Co. Ltd.	26,952	30,610
	Nan Liu Enterprise Co. Ltd.	123,000	295,325
	Nan Pao Resins Chemical Co. Ltd.	13,000	58,003
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	576,317	232,894
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	437,303
	Nantex Industry Co. Ltd.	927,606	1,230,035
*	National Aerospace Fasteners Corp.	89,000	234,608
#	National Petroleum Co. Ltd.	227,824	414,007
#	Netronix, Inc.	224,000	566,777
	New Best Wire Industrial Co. Ltd.	195,600	233,947
*	New Era Electronics Co. Ltd.	210,000	118,537
*	Newmax Technology Co. Ltd.	148,000	142,810
#	Nexcom International Co. Ltd.	477,094	518,226
	Nichidenbo Corp.	656,417	1,184,777
	Nidec Chaun-Choung Technology Corp.	110,000	428,379
	Nien Hsing Textile Co. Ltd.	458,345	325,477
#	Niko Semiconductor Co. Ltd.	190,000	358,229
	Nishoku Technology, Inc.	132,400	420,075
	Nova Technology Corp.	84,000	250,028
#	Nuvoton Technology Corp.	358,000	1,564,797
	O-Bank Co. Ltd.	2,505,071	774,998
#	Ocean Plastics Co. Ltd.	764,200	865,023
	OFCO Industrial Corp.	56,000	48,018
#	OK Biotech Co. Ltd.	182,527	180,948
	Orient Europharma Co. Ltd.	139,000	168,097
	Orient Semiconductor Electronics Ltd.	1,061,599	662,785

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Oriental Union Chemical Corp.	2,033,267	$1,287,028
#	O-TA Precision Industry Co. Ltd.	222,227	873,781
	Pacific Construction Co.	1,300,921	404,546
	Pacific Hospital Supply Co. Ltd.	255,209	619,233
	Paiho Shih Holdings Corp.	458,365	409,203
	Pan Jit International, Inc.	1,042,486	2,327,502
	Pan-International Industrial Corp.	1,409,747	1,824,254
#	Panion & BF Biotech, Inc.	203,449	1,152,601
	Paragon Technologies Co. Ltd.	163,246	115,697
#	Parpro Corp.	208,000	196,418
#	PChome Online, Inc.	366,000	797,200
#	PCL Technologies, Inc.	197,400	751,422
#	P-Duke Technology Co. Ltd.	214,633	637,198
	Pegavision Corp.	104,000	1,581,052
* ††	Pharmally International Holding Co. Ltd.	441,605	0
*	Phihong Technology Co. Ltd.	1	1
#	Phoenix Silicon International Corp.	324,160	644,247
*	Phytohealth Corp.	161,000	103,026
#	Pixart Imaging, Inc.	517,150	1,726,349
	Planet Technology Corp.	160,000	474,355
#	Plastron Precision Co. Ltd.	523,460	220,025
	Plotech Co. Ltd.	343,800	220,458
	Polytronics Technology Corp.	262,124	547,215
#	Posiflex Technology, Inc.	70,457	275,615
#	Power Wind Health Industry, Inc.	119,314	508,738
	Poya International Co. Ltd.	163,409	2,838,221
	President Securities Corp.	2,818,193	1,549,122
	Primax Electronics Ltd.	1,333,000	2,566,069
#	Prince Housing & Development Corp.	3,787,644	1,409,210
#	Pro Hawk Corp.	87,000	478,693
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Promate Electronic Co. Ltd.	622,000	801,424
#	Prosperity Dielectrics Co. Ltd.	366,559	445,814
	Qisda Corp.	3,050,900	2,889,011
#	QST International Corp.	206,600	403,915
	Qualipoly Chemical Corp.	308,048	351,023
#	Quang Viet Enterprise Co. Ltd.	154,000	636,346
	Quanta Storage, Inc.	725,000	1,082,286
#	Quintain Steel Co. Ltd.	845,692	429,252
	Radiant Opto-Electronics Corp.	1,103,000	3,781,087
	Radium Life Tech Co. Ltd.	2,412,242	730,683
#	Rafael Microelectronics, Inc.	111,821	655,440
	Raydium Semiconductor Corp.	52,000	620,903
# *	RDC Semiconductor Co. Ltd.	138,000	861,437
	Rechi Precision Co. Ltd.	1,229,181	694,405
#	Rexon Industrial Corp. Ltd.	418,000	427,508
	Rich Development Co. Ltd.	2,360,036	672,458
*	Ritek Corp.	2,460,867	669,622
* ††	Roo Hsing Co. Ltd.	1,926,000	140,481
#	Ruentex Engineering & Construction Co.	206,540	862,973
#	Run Long Construction Co. Ltd.	58,650	140,108
	Sakura Development Co. Ltd.	84,000	93,478
	Sampo Corp.	1,267,861	1,128,413
#	San Fang Chemical Industry Co. Ltd.	805,647	563,205
#	San Far Property Ltd.	626,510	250,972
	San Fu Chemical Co. Ltd.	34,000	147,022
#	San Shing Fastech Corp.	445,875	770,737
	Sanitar Co. Ltd.	212,000	280,368
	Sanyang Motor Co. Ltd.	1,623,628	1,900,688

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Savior Lifetec Corp.	220,000	$159,606
#	Scientech Corp.	230,000	579,661
	ScinoPharm Taiwan Ltd.	262,000	232,002
	SDI Corp.	427,000	1,631,702
	Sea Sonic Electronics Co. Ltd.	87,000	153,673
#	Senao International Co. Ltd.	335,541	356,633
#	Senao Networks, Inc.	106,000	781,781
#	Sensortek Technology Corp.	62,000	572,563
#	Sercomm Corp.	818,000	2,203,608
#	Sesoda Corp.	616,803	878,173
	Shane Global Holding, Inc.	6,000	14,209
#	Shan-Loong Transportation Co. Ltd.	291,000	293,562
	Sharehope Medicine Co. Ltd.	294,572	330,898
	Sheng Yu Steel Co. Ltd.	470,980	406,084
#	ShenMao Technology, Inc.	355,891	554,646
	Shieh Yih Machinery Industry Co. Ltd.	166,000	59,026
	Shih Her Technologies, Inc.	173,000	336,079
	Shih Wei Navigation Co. Ltd.	926,690	777,386
	Shihlin Electric & Engineering Corp.	1,406,000	3,060,484
	Shin Foong Specialty & Applied Materials Co. Ltd.	28,000	56,832
	Shin Hai Gas Corp.	1,245	2,146
	Shin Hsiung Natural Gas Co. Ltd.	28,850	67,169
	Shin Ruenn Development Co. Ltd.	32,000	37,078
	Shin Zu Shing Co. Ltd.	598,943	1,649,978
	Shinih Enterprise Co. Ltd.	71,000	48,515
*	Shining Building Business Co. Ltd.	1,570,814	482,803
#	Shinkong Insurance Co. Ltd.	695,131	1,167,450
#	Shinkong Synthetic Fibers Corp.	4,285,395	2,571,939
	Shinkong Textile Co. Ltd.	788,542	1,061,414
#	Shiny Chemical Industrial Co. Ltd.	394,467	1,699,457
	ShunSin Technology Holding Ltd.	42,000	118,469
# *	Shuttle, Inc.	1,355,152	548,187
#	Sigurd Microelectronics Corp.	1,496,907	2,551,762
	Silicon Optronics, Inc.	21,000	57,409
	Simplo Technology Co. Ltd.	8,000	79,403
	Sinbon Electronics Co. Ltd.	172,813	1,660,339
	Sincere Navigation Corp.	1,154,139	783,682
	Singatron Enterprise Co. Ltd.	55,000	36,901
	Single Well Industrial Corp.	79,224	65,044
#	Sinher Technology, Inc.	213,000	262,055
#	Sinmag Equipment Corp.	169,056	525,411
	Sinon Corp.	1,362,510	1,774,197
#	Sinopower Semiconductor, Inc.	35,000	121,069
#	Sinphar Pharmaceutical Co. Ltd.	223,938	231,784
	Sinyi Realty, Inc.	854,660	791,455
	Sirtec International Co. Ltd.	325,600	223,686
#	Sitronix Technology Corp.	362,879	2,581,846
#	Siward Crystal Technology Co. Ltd.	530,000	622,802
	Soft-World International Corp.	262,000	702,276
#	Solar Applied Materials Technology Corp.	1,574,372	1,831,413
#	Solomon Technology Corp.	420,000	378,219
#	Solteam, Inc.	219,034	330,035
	Sonix Technology Co. Ltd.	591,000	1,027,107
#	Southeast Cement Co. Ltd.	579,700	348,611
#	Speed Tech Corp.	394,000	693,185
	Spirox Corp.	298,824	245,367
	Sporton International, Inc.	252,601	1,854,513
#	Sports Gear Co. Ltd.	46,000	112,004
	St Shine Optical Co. Ltd.	179,000	1,516,073

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Standard Chemical & Pharmaceutical Co. Ltd.	337,571	$627,642
	Standard Foods Corp.	546,000	755,247
#	Stark Technology, Inc.	377,688	1,071,533
#	Sun Race Sturmey-Archer, Inc.	37,000	51,043
*	Sun Yad Construction Co. Ltd.	193,725	78,184
#	Sunjuice Holdings Co. Ltd.	16,000	151,398
# *	Sunko INK Co. Ltd.	483,400	248,403
	SunMax Biotechnology Co. Ltd.	94,000	416,436
#	Sunny Friend Environmental Technology Co. Ltd.	225,000	1,265,269
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	946,076
	Sunplus Innovation Technology, Inc.	19,000	46,475
#	Sunplus Technology Co. Ltd.	1,763,000	1,410,860
	Sunrex Technology Corp.	298,612	385,101
#	Sunspring Metal Corp.	391,069	310,945
#	Supreme Electronics Co. Ltd.	1,558,602	1,945,811
	Swancor Holding Co. Ltd.	100,000	366,895
#	Sweeten Real Estate Development Co. Ltd.	687,465	560,814
#	Symtek Automation Asia Co. Ltd.	206,069	637,231
	Syncmold Enterprise Corp.	401,750	800,909
	Syngen Biotech Co. Ltd.	17,000	88,565
# *	Sysgration	62,000	87,143
	Systex Corp.	556,388	1,378,995
#	T3EX Global Holdings Corp.	184,000	407,099
	Ta Liang Technology Co. Ltd.	171,000	243,566
#	Ta Ya Electric Wire & Cable	2,427,007	1,871,493
#	Ta Yih Industrial Co. Ltd.	106,000	124,432
	Tah Hsin Industrial Corp.	221,092	525,923
	TAI Roun Products Co. Ltd.	201,000	104,650
	TA-I Technology Co. Ltd.	397,788	591,487
*	Tai Tung Communication Co. Ltd.	391,267	186,815
	Taichung Commercial Bank Co. Ltd.	16,534,397	7,234,590
#	TaiDoc Technology Corp.	192,470	1,154,509
#	Taiflex Scientific Co. Ltd.	657,340	919,605
#	Taimide Tech, Inc.	385,262	426,620
	Tainan Enterprises Co. Ltd.	263,370	185,745
#	Tainan Spinning Co. Ltd.	4,077,044	2,334,658
#	Tai-Saw Technology Co. Ltd.	235,120	212,025
	TaiSol Electronics Co. Ltd.	75,000	83,171
#	Taisun Enterprise Co. Ltd.	229,648	238,596
#	Taita Chemical Co. Ltd.	948,828	717,644
	TAI-TECH Advanced Electronics Co. Ltd.	45,000	135,359
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	427,113	499,346
	Taiwan Cogeneration Corp.	1,379,566	1,586,958
	Taiwan Environment Scientific Co. Ltd.	4,000	8,726
	Taiwan FamilyMart Co. Ltd.	16,000	107,425
	Taiwan Fertilizer Co. Ltd.	330,000	615,258
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	662,068
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	874,940
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,648,215
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	590,120	831,034
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	95,261
#	Taiwan Line Tek Electronic	144,185	139,859
	Taiwan Mask Corp.	347,000	1,072,042
	Taiwan Navigation Co. Ltd.	730,777	647,748
	Taiwan Paiho Ltd.	930,287	1,849,774
	Taiwan PCB Techvest Co. Ltd.	979,238	1,209,284
#	Taiwan Sakura Corp.	715,803	1,505,692
	Taiwan Sanyo Electric Co. Ltd.	417,400	503,118

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Secom Co. Ltd.	248,000	$831,734
#	Taiwan Semiconductor Co. Ltd.	816,000	2,421,536
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,738,933
	Taiwan Steel Union Co. Ltd.	18,000	59,278
	Taiwan Styrene Monomer	1,843,209	859,067
	Taiwan Surface Mounting Technology Corp.	882,388	2,688,231
#	Taiwan Taxi Co. Ltd.	81,888	246,956
# *	Taiwan TEA Corp.	1,930,897	1,386,601
#	Taiwan Union Technology Corp.	893,000	1,845,685
#	Taiwan-Asia Semiconductor Corp.	1,097,804	1,401,471
	Taiyen Biotech Co. Ltd.	383,883	416,015
#	TCI Co. Ltd.	305,746	1,926,952
	Te Chang Construction Co. Ltd.	258,206	261,194
	Team Group, Inc.	162,400	177,394
#	Tehmag Foods Corp.	116,380	1,033,552
	Ten Ren Tea Co. Ltd.	140,980	151,971
	Tera Autotech Corp.	91,885	66,894
	Test Research, Inc.	562,820	1,197,981
#	Test Rite International Co. Ltd.	1,117,495	739,951
*	Tex-Ray Industrial Co. Ltd.	311,000	120,330
	Thermaltake Technology Co. Ltd.	35,000	31,725
#	Thinking Electronic Industrial Co. Ltd.	257,204	1,289,919
	Thye Ming Industrial Co. Ltd.	391,135	498,440
	Ting Sin Co. Ltd.	158,324	90,217
	Ton Yi Industrial Corp.	2,548,644	1,510,034
	Tong Hsing Electronic Industries Ltd.	422,678	3,243,961
	Tong Yang Industry Co. Ltd.	1,236,741	1,866,787
	Tong-Tai Machine & Tool Co. Ltd.	769,892	364,714
	Top Union Electronics Corp.	74,960	62,779
*	TOPBI International Holdings Ltd.	289,096	201,772
	Topco Scientific Co. Ltd.	563,087	3,185,450
#	Topco Technologies Corp.	182,720	451,674
	Topkey Corp.	235,000	1,399,286
#	Topoint Technology Co. Ltd.	428,898	422,182
	Toung Loong Textile Manufacturing	353,940	311,628
#	TPK Holding Co. Ltd.	1,347,000	1,379,715
#	Trade-Van Information Services Co.	255,000	521,037
	Transart Graphics Co. Ltd.	18,000	34,353
	Transcend Information, Inc.	731,000	1,659,848
	Transcom, Inc.	53,000	250,085
	Tripod Technology Corp.	168,000	555,789
*	TrueLight Corp.	37,000	27,193
#	Tsang Yow Industrial Co. Ltd.	239,000	186,954
	Tsann Kuen Enterprise Co. Ltd.	206,059	309,772
	TSC Auto ID Technology Co. Ltd.	98,470	652,511
	TSRC Corp.	1,921,200	1,812,284
	Ttet Union Corp.	153,000	734,579
	TTFB Co. Ltd.	47,340	346,036
#	TTY Biopharm Co. Ltd.	815,979	2,114,096
#	Tung Ho Steel Enterprise Corp.	1,665,630	3,219,056
#	Tung Thih Electronic Co. Ltd.	232,000	1,156,256
	Turvo International Co. Ltd.	131,922	443,583
	TXC Corp.	1,004,053	2,931,006
#	TYC Brother Industrial Co. Ltd.	848,980	795,982
*	Tycoons Group Enterprise	1,695,767	487,015
	Tyntek Corp.	1,029,039	593,575
	UDE Corp.	251,000	281,424
#	Ultra Chip, Inc.	22,000	71,406
	U-Ming Marine Transport Corp.	1,101,000	1,864,890

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unictron Technologies Corp.	23,000	$55,234
#	Union Bank Of Taiwan	7,590,772	4,095,685
	Unitech Computer Co. Ltd.	341,804	360,566
# *	Unitech Printed Circuit Board Corp.	2,033,648	1,244,897
	United Integrated Services Co. Ltd.	576,951	3,983,120
*	United Orthopedic Corp.	291,935	441,553
	United Radiant Technology	366,000	229,530
#	United Recommend International Co. Ltd.	56,350	158,232
*	United Renewable Energy Co. Ltd.	2,484,437	1,755,863
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	27,657
	Universal Cement Corp.	1,620,433	1,275,827
	Universal Vision Biotechnology Co. Ltd.	109,200	1,191,369
	Unizyx Holding Corp.	979,225	1,207,645
	UPC Technology Corp.	2,788,124	1,380,758
	Userjoy Technology Co. Ltd.	190,587	472,675
	USI Corp.	2,776,156	2,207,298
*	Usun Technology Co. Ltd.	209,200	259,601
#	Utechzone Co. Ltd.	189,000	558,445
	UVAT Technology Co. Ltd.	55,000	113,744
	Ve Wong Corp.	556,696	685,931
#	Ventec International Group Co. Ltd.	223,000	599,586
	VIA Labs, Inc.	50,000	349,365
*	Victory New Materials Ltd. Co.	327,832	111,588
#	Viking Tech Corp.	118,000	199,058
	Visual Photonics Epitaxy Co. Ltd.	522,772	1,558,052
#	Vivotek, Inc.	127,704	913,277
#	Wafer Works Corp.	1,548,251	2,334,184
#	Waffer Technology Corp.	319,512	410,651
	Wah Hong Industrial Corp.	144,021	136,918
	Wah Lee Industrial Corp.	598,300	1,708,312
	Walsin Technology Corp.	718,000	2,167,979
#	Walton Advanced Engineering, Inc.	1,075,197	434,385
	WAN HWA Enterprise Co.	401,238	163,185
	We & Win Development Co. Ltd.	161,000	37,913
	We&Win Diversification Co. Ltd.	95,000	38,521
#	WEI Chih Steel Industrial Co. Ltd.	26,000	27,032
	Wei Chuan Foods Corp.	1,258,000	803,837
* ††	Wei Mon Industry Co. Ltd.	3,075,282	0
	Weikeng Industrial Co. Ltd.	1,320,459	1,206,471
	Well Shin Technology Co. Ltd.	319,000	529,698
#	WELLELL, Inc.	220,500	218,105
#	Weltrend Semiconductor	189,000	303,639
# *	Wha Yu Industrial Co. Ltd.	328,000	195,637
	Wholetech System Hitech Ltd.	207,000	316,002
	Winmate, Inc.	130,000	364,883
#	Winstek Semiconductor Co. Ltd.	234,000	385,682
* ††	Wintek Corp.	5,447,000	0
#	WinWay Technology Co. Ltd.	48,000	733,503
#	Wisdom Marine Lines Co. Ltd.	1,396,241	2,842,183
	Wistron Information Technology & Services Corp.	32,000	96,794
	Wistron NeWeb Corp.	960,155	2,624,104
*	Wowprime Corp.	225,000	1,352,693
	WT Microelectronics Co. Ltd.	1,109,450	2,426,587
	WUS Printed Circuit Co. Ltd.	599,737	560,056
	XAC Automation Corp.	302,000	228,625
	XinTec, Inc.	396,000	1,424,660
	X-Legend Entertainment Co. Ltd.	81,000	112,167
* ††	XPEC Entertainment, Inc.	192,135	0

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Xxentria Technology Materials Corp.	487,207	$998,742
	Yankey Engineering Co. Ltd.	17,000	122,558
	YC INOX Co. Ltd.	1,267,609	1,292,557
	YCC Parts Manufacturing Co. Ltd.	79,000	109,590
#	Yea Shin International Development Co. Ltd.	675,103	491,675
#	Yem Chio Co. Ltd.	1,684,518	821,487
#	Yeong Guan Energy Technology Group Co. Ltd.	279,987	589,626
	YFC-Boneagle Electric Co. Ltd.	374,687	340,198
	YFY, Inc.	1,071,212	923,805
	Yi Jinn Industrial Co. Ltd.	669,284	422,515
	Yi Shin Textile Industrial Co. Ltd.	28,000	29,997
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,958,701
#	Yonyu Plastics Co. Ltd.	279,600	310,959
	Young Fast Optoelectronics Co. Ltd.	335,872	314,484
#	Youngtek Electronics Corp.	408,666	826,767
	Yuanta Futures Co. Ltd.	342,827	563,042
	Yuen Chang Stainless Steel Co. Ltd.	60,000	43,062
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	173,367
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	595,319
	Yungshin Construction & Development Co. Ltd.	377,000	662,886
	YungShin Global Holding Corp.	758,015	1,078,039
	Yusin Holding Corp.	25,721	83,148
	Zeng Hsing Industrial Co. Ltd.	225,726	900,211
#	Zenitron Corp.	654,000	657,410
	Zero One Technology Co. Ltd.	522,226	729,702
*	Zhong Yang Technology Co. Ltd.	7,819	10,385
#	Zig Sheng Industrial Co. Ltd.	1,265,732	453,664
# *	Zinwell Corp.	1,080,586	635,059
#	Zippy Technology Corp.	409,948	550,052
	ZongTai Real Estate Development Co. Ltd.	594,686	625,587
TOTAL TAIWAN			675,559,461
THAILAND — (2.6%)
	AAPICO Hitech PCL, NVDR	44,370	44,357
	AAPICO Hitech PCL	802,032	801,789
	Absolute Clean Energy PCL	5,527,500	432,019
	Advanced Information Technology PCL, Class F	4,783,300	978,106
*	After You PCL	945,700	346,652
	AgriPure Holdings PLC	342,400	51,656
*	AgriPure Holdings PLC	26,750	0
	AI Energy PCL	150,750	12,696
	AJ Plast PCL	662,588	258,933
	Allianz Ayudhya Capital PCL	195,200	246,883
*	Alpha Divisions PCL, Class F	426,400	14,984
	Alucon PCL	2,200	12,396
	Amanah Leasing PCL	1,775,700	204,413
	Amata Corp. PCL	2,937,310	1,779,649
*	Ananda Development PCL	6,937,600	298,437
	AP Thailand PCL	9,098,216	3,279,878
*	Aqua Corp. PCL	1,423,200	29,318
	Asia Plus Group Holdings PCL	8,200,500	765,148
	Asia Sermkij Leasing PCL, NVDR	1,307,600	1,297,301
	Asian Insulators PCL	1,590,850	320,483
	Asian Sea Corp. PCL, Class F	740,500	302,840
	Asiasoft Corp. PCL	673,200	326,301
*	Bangkok Airways PCL	2,724,600	1,205,064
	Bangkok Insurance PCL	198,381	1,778,878
	Bangkok Land PCL	49,104,170	1,576,808
*	Bangkok Ranch PCL	1,634,700	144,602

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
* ††	Bangkok Rubber Pub Co.	14,600	$0
	BCPG PCL	2,883,700	860,480
	BEC World PCL	2,062,348	662,250
*	Better World Green PCL	14,014,400	441,532
	BG Container Glass PCL	596,800	182,602
*	Bound & Beyond PCL	74,300	31,512
	Business Online PCL	436,400	152,033
	Cal-Comp Electronics Thailand PCL, Class F	12,497,033	893,456
	CH Karnchang PCL	3,669,800	2,512,496
	Charoong Thai Wire & Cable PCL, Class F	726,000	131,960
	Chayo Group PCL	59,355	17,621
	Chularat Hospital PCL, Class F	19,148,600	2,320,339
	CIMB Thai Bank PCL	7,467,800	194,556
	CK Power PCL	3,517,000	481,576
	Communication & System Solution PCL	1,235,900	56,909
*	Country Group Development PCL	14,802,500	201,791
*	Country Group Holdings PCL, Class F	3,458,000	93,233
	Demco PCL	607,800	91,695
	Dhipaya Group Holdings PCL	2,171,100	3,288,549
	Diamond Building Products PCL	166,700	42,420
	Do Day Dream PCL	340,400	177,367
	Don Muang Tollway PCL	31,200	12,476
	Dynasty Ceramic PCL	14,836,380	1,285,430
	Eastern Polymer Group PCL, Class F	3,322,300	865,549
	Eastern Power Group PCL	1,420,408	181,585
	Eastern Water Resources Development & Management PCL, Class F	2,421,400	392,441
	Ekachai Medical Care PCL	964,704	263,021
	Exotic Food PCL, Class F	382,700	157,671
	Forth Corp. PCL	397,300	520,546
	Forth Smart Service PCL	844,800	432,509
	Fortune Parts Industry PCL, Class F	230,000	22,296
	GFPT PCL	1,709,700	699,211
	Global Green Chemicals PCL, Class F	1,314,600	597,364
* ††	Group Lease PCL, NVDR	1,644,700	6,074
	Haad Thip PCL	285,700	259,649
	Humanica PCL	42,600	16,519
	Hwa Fong Rubber Thailand PCL	407,600	81,495
	I&I Group PCL	21,100	24,290
	ICC International PCL	204,600	224,682
	Ichitan Group PCL	1,493,100	547,304
	Index Livingmall PCL	395,300	226,330
	Infraset PCL	164,200	17,012
	Interlink Communication PCL	794,300	172,046
*	Interlink Telecom PCL	3,053,400	342,247
	Internet Thailand PCL	795,400	126,503
*	Interpharma PCL	20,800	9,074
	IT City PCL	152,900	25,939
*	Italian-Thai Development PCL	16,433,427	1,015,577
* ††	ITV PLC	2,785,600	0
	JAS Asset PCL, Class F	208,000	24,448
*	Jasmine International PCL	11,956,600	840,331
*	JKN Global Media PCL	638,200	64,961
	Jubilee Enterprise PCL	341,300	286,915
	JWD Infologistics PCL	1,309,000	852,575
	Kang Yong Electric PCL	6,000	58,164
	Karmarts PCL	1,756,900	465,704
	KGI Securities Thailand PCL	403,100	61,668
	Khon Kaen Sugar Industry PCL	6,254,237	685,863
	Ladprao General Hospital PCL, Class F	60,100	10,196

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Lalin Property PCL	495,500	$140,349
	Lam Soon Thailand PCL	1,074,700	170,923
	Lanna Resources PCL	609,350	287,969
	Lee Feed Mill PCL	67,000	4,912
	LH Financial Group PCL	27,752,539	1,008,877
	Loxley PCL	6,581,976	438,665
	LPN Development PCL	4,393,202	612,200
	Major Cineplex Group PCL	464,300	264,430
*	Master Ad PCL	3,883,000	65,873
	MBK PCL	3,689,454	2,056,527
	MC Group PCL	783,000	282,269
*	MCOT PCL	658,800	96,994
	MCS Steel PCL	1,579,400	476,069
*	MDX PCL	108,900	15,043
	Mega Lifesciences PCL	574,700	909,666
	Millcon Steel PCL	5,433,354	126,740
	Modernform Group PCL	2,003,800	199,105
*	Mono Next PCL	1,413,700	69,807
	Muang Thai Insurance PCL	61,288	230,225
	Namyong Terminal PCL	1,737,000	179,962
*	Nawarat Patanakarn PCL	2,977,100	77,562
	Netbay PCL	393,700	339,911
	Noble Development PCL	2,319,300	403,998
	Nonthavej Hospital PCL	3,300	4,324
	Northeast Rubber PCL	3,670,000	711,542
	NR Instant Produce PCL	71,400	12,978
*	Nusasiri PCL	4,052,100	138,712
	Origin Property PCL, Class F	2,597,250	959,905
	Pacific Pipe PCL	192,400	22,964
	PCS Machine Group Holding PCL	1,196,800	193,968
	Plan B Media PCL, Class F	7,247,656	1,965,057
*	Platinum Group PCL, Class F	3,236,300	372,552
	Polyplex Thailand PCL	993,050	759,603
*	Power Solution Technologies PCL, Class F	5,710,720	290,639
	Praram 9 Hospital PCL	91,700	55,559
	Precious Shipping PCL	2,496,200	1,247,722
	Premier Marketing PCL	1,413,900	415,475
	Prima Marine PCL	3,997,000	938,405
*	Principal Capital PCL	1,537,400	281,771
	Property Perfect PCL	30,025,746	363,838
	Pruksa Holding PCL	2,868,300	1,146,972
	PTG Energy PCL	2,976,400	1,208,233
	Pylon PCL	1,089,900	144,616
	Quality Houses PCL	27,896,326	1,994,406
	R&B Food Supply PCL	609,700	234,571
*	Rabbit Holdings PLC, Class F	12,358,389	453,004
*	Raimon Land PCL	9,678,200	214,029
	Rajthanee Hospital PCL	505,200	466,786
	Ratchaphruek Hospital PCL, Class F	146,400	27,941
	Ratchthani Leasing PCL	7,260,155	901,746
	Regional Container Lines PCL	1,066,200	1,057,802
	Rojana Industrial Park PCL	3,049,854	568,210
	RPCG Pcl	1,542,900	49,077
	RS PCL	1,902,800	962,640
	S 11 Group PCL	1,380,900	217,530
*	S Hotels & Resorts PCL	3,169,700	422,499
	S Kijchai Enterprise PCL, Class F	168,900	26,862
	Sabina PCL	845,800	646,969
	Saha Pathana Inter-Holding PCL	699,100	1,471,901

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sahakol Equipment PCL	2,553,800	$153,182
	Sahamitr Pressure Container PCL	728,400	291,272
	Saha-Union PCL	753,300	707,431
*	Samart Corp. PCL	2,445,500	414,868
	Samart Telcoms PCL	721,200	147,473
	Sansiri PCL	38,320,310	2,263,696
	Sappe PCL	437,900	623,487
	SC Asset Corp. PCL	5,380,715	775,892
	SCG Ceramics PCL	2,696,100	166,617
*	SEAFCO PCL	2,160,702	252,660
*	Seafresh Industry PCL	227,200	19,685
	Sena Development PCL	2,107,633	251,562
*	SENA J Property PCL	835,300	28,088
	Sermsang Power Corp. Co. Ltd.	1,717,188	525,404
*	Siam Wellness Group PCL, Class F	80,500	29,020
	Siamgas & Petrochemicals PCL	2,078,300	635,893
	Siamrajathanee PCL	489,480	142,351
	Sikarin PCL, Class F	65,000	26,583
*	Simat Technologies PCL	1,166,200	79,843
*	Singha Estate PCL	11,739,354	704,148
	Sino-Thai Engineering & Construction PCL	3,490,213	1,522,541
	SiS Distribution Thailand PCL	36,100	29,254
	SISB PCL	148,200	109,545
* ††	SMI Holdings Group Ltd.	6,033,814	0
	SNC Former PCL	651,700	282,318
	Somboon Advance Technology PCL	884,037	573,111
	SPCG PCL	1,937,400	862,762
	Sri Trang Agro-Industry PCL	2,624,200	1,740,987
	Sri Trang Gloves Thailand PCL	957,000	301,509
	Sriracha Construction PCL	59,800	17,482
	Srisawad Capital 1969 PCL, Class F	239,700	197,874
	Srithai Superware PCL	4,401,700	222,685
	Srivichai Vejvivat PCL	997,700	262,950
	Starflex PCL	849,700	85,459
*	STARK Corp. PCL	4,913,900	443,606
	Stars Microelectronics Thailand PCL	1,023,800	161,277
*	STP & I PCL	4,616,764	727,270
	Super Energy Corp. PCL	56,508,091	1,078,464
	Susco PCL	1,626,100	187,191
	SVI PCL	1,049,400	314,725
	Synnex Thailand PCL	681,540	332,408
	Syntec Construction PCL	4,670,200	263,150
	TAC Consumer PCL, Class F	1,360,600	263,794
	Taokaenoi Food & Marketing PCL, Class F	1,930,780	678,493
	Tata Steel Thailand PCL	1,198,700	42,123
	Thai Nakarin Hospital PCL	348,500	385,345
*	Thai Reinsurance PCL	8,213,800	258,781
	Thai Rubber Latex Group PCL	1,217,800	76,735
	Thai Solar Energy PCL, Class F	3,485,274	268,179
	Thai Stanley Electric PCL, Class F	141,000	800,894
	Thai Vegetable Oil PCL	1,901,982	1,656,528
	Thai Wacoal PCL	78,000	86,247
	Thai Wah PCL, Class F	1,671,200	273,386
	Thaicom PCL	1,812,700	895,093
	Thaifoods Group PCL, Class F	3,785,600	647,944
	Thaire Life Assurance PCL, Class F	1,858,900	287,197
	Thaivivat Insurance PCL	151,400	57,790
	Thanachart Capital PCL	215,200	278,697
	Thitikorn PCL	694,300	179,832

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thoresen Thai Agencies PCL	3,678,754	$908,265
	Tipco Asphalt PCL	2,277,200	1,255,530
	TIPCO Foods PCL	1,106,482	305,028
	TKS Technologies PCL	834,515	341,289
	TMT Steel PCL	964,000	239,467
*	Tong Hua Holding PCL	216,000	18,322
	TPC Power Holding PCL, Class F	841,800	197,636
	TPI Polene PCL	22,840,400	1,280,059
	TPI Polene Power PCL	9,262,400	982,078
	TQM Alpha PCL	938,500	1,201,200
	Triple i Logistics PCL	252,053	113,008
*	Triton Holding PCL	8,152,600	44,455
*	TTCL PCL	824,440	121,381
	TTW PCL	2,977,700	852,447
	Union Auction PCL	788,500	218,563
*	Unique Engineering & Construction PCL	2,628,670	385,421
	United Paper PCL	1,084,800	519,232
*	United Power of Asia PCL, Class F	10,276,434	74,715
	Univanich Palm Oil PCL	2,156,800	506,368
	Univentures PCL	1,277,900	131,623
	Vanachai Group PCL	1,592,659	270,187
	Vinythai PCL	12,200	14,375
	WHA Utilities & Power PCL	4,704,800	575,807
	WICE Logistics PCL	1,345,600	485,084
	Workpoint Entertainment PCL	779,240	429,632
*	Xspring Capital PCL	4,754,600	208,851
	YGGDRAZIL Group PCL	128,300	33,620
*	Ziga Innovation PCL	797,100	88,379
TOTAL THAILAND			107,523,320
TURKEY — (1.4%)
	Afyon Cimento Sanayi TAS	570,356	195,436
*	Agesa Hayat ve Emeklilik AS	119,451	211,167
	Akcansa Cimento AS	88,933	253,670
	Aksa Akrilik Kimya Sanayii AS	351,209	1,447,715
	Aksa Enerji Uretim AS	511,153	965,951
*	Alarko Carrier Sanayii VE Ticaret AS	898	25,124
#	Alarko Holding AS	301,899	1,118,476
*	Albaraka Turk Katilim Bankasi AS	3,650,381	553,814
#	Alkim Alkali Kimya AS	159,573	264,111
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	608,217
	Anadolu Hayat Emeklilik AS	193,776	197,761
*	Aydem Yenilenebilir Enerji AS, Class A	98,184	94,540
	Ayen Enerji AS	36,027	58,592
	Aygaz AS	201,864	971,747
*	Bagfas Bandirma Gubre Fabrikalari AS	92,363	149,109
*	Baticim Bati Anadolu Cimento Sanayii AS	54,868	108,728
#	Bera Holding AS	1,894,026	1,125,577
*	Biotrend Cevre VE Enerji Yatirimlari AS	77,217	67,047
*	Bizim Toptan Satis Magazalari AS	75,491	123,936
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	88,533	317,553
	Borusan Yatirim ve Pazarlama AS	5,903	285,758
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	29,848	75,705
*	Bursa Cimento Fabrikasi AS	479,612	131,426
	Celebi Hava Servisi AS	368	10,230
*	Cemas Dokum Sanayi AS	742,431	72,735
	Cemtas Celik Makina Sanayi Ve Ticaret AS	34,954	89,436
	Cimsa Cimento Sanayi VE Ticaret AS	166,702	726,397
	Deva Holding AS	73,348	187,541

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Dogan Sirketler Grubu Holding AS	2,623,126	$1,233,549
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	491,010	184,590
	Eczacibasi Yatirim Holding Ortakligi AS	15,458	115,853
#	EGE Endustri VE Ticaret AS	2,984	837,332
	EGE Gubre Sanayii AS	14,581	61,730
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	655,047
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	315,359
	Esenboga Elektrik Uretim AS	7,805	27,219
# *	Fenerbahce Futbol AS	90,646	308,312
*	Global Yatirim Holding AS	1,264,456	607,650
* ††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	8,540	0
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,197	18,786
*	Goodyear Lastikleri TAS	243,750	222,551
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	575,275
	GSD Holding AS	1,144,832	192,686
*	Hektas Ticaret TAS	2,803,027	4,702,367
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	523,213	28,697
	Ihlas Haber Ajansi AS	1,705	10,932
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	357,271	328,476
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	243,392	437,240
*	Is Finansal Kiralama AS	878,921	293,326
	Is Yatirim Menkul Degerler AS, Class A	394,002	1,173,350
*	Izmir Demir Celik Sanayi AS	1,315,968	337,401
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	559,808	483,181
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	238,038	195,058
*	Karel Elektronik Sanayi ve Ticaret AS	123,458	109,295
# *	Karsan Otomotiv Sanayii Ve Ticaret AS	661,349	324,713
	Kartonsan Karton Sanayi ve Ticaret AS	29,121	124,887
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	861,950	82,224
*	Kerevitas Gida Sanayi ve Ticaret AS	480,207	346,840
	Kervan Gida Sanayi Ve Ticaret AS	100,676	131,209
*	Konya Cimento Sanayii AS	898	112,198
#	Kordsa Teknik Tekstil AS	175,250	707,379
*	Koza Anadolu Metal Madencilik Isletmeleri AS	630,532	1,784,314
	Logo Yazilim Sanayi Ve Ticaret AS	211,326	669,993
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	248,822	1,537,901
# *	Migros Ticaret AS	269,045	1,975,504
# * Ω	MLP Saglik Hizmetleri AS	311,376	1,325,678
*	Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	16,126	15,272
*	NET Holding AS	569,393	336,419
*	Netas Telekomunikasyon AS	110,964	174,642
	Nuh Cimento Sanayi AS	230,473	1,119,396
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	2,260,940	931,603
	Otokar Otomotiv Ve Savunma Sanayi AS	17,989	956,536
# *	Oyak Cimento Fabrikalari AS	537,603	615,331
*	Pamukova Yenilenebilir Elektrik Uretim AS	10,543	166,015
*	Parsan Makina Parcalari Sanayii AS	60,935	177,734
*	Peker Gayrimenkul Yatirim Ortakligi AS	198,285	33,436
	Polisan Holding AS	443,358	203,157
*	Reysas Tasimacilik ve Lojistik Ticaret AS	712,126	749,051
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,296,283	1,826,512
# *	Sasa Polyester Sanayi AS	1,429,621	7,668,423
# *	Sekerbank Turk AS	3,368,091	474,841
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	774,235
# *	Sok Marketler Ticaret AS	734,976	1,032,302
	Tat Gida Sanayi AS	237,110	319,732
#	Tekfen Holding AS	574,499	1,190,222
*	Teknosa Ic Ve Dis Ticaret AS	425,506	458,969
*	Tukas Gida Sanayi ve Ticaret AS	338,720	337,037

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Tumosan Motor ve Traktor Sanayi AS	36,751	$108,134
# *	Turcas Petrol AS	410,905	361,919
	Turk Prysmian Kablo ve Sistemleri AS	26,111	42,472
	Turk Traktor ve Ziraat Makineleri AS	12,796	392,193
	Turkiye Sigorta AS	142,449	79,155
*	Turkiye Sinai Kalkinma Bankasi AS	3,621,238	809,174
*	Ulker Biskuvi Sanayi AS	361,579	736,515
	Vestel Beyaz Esya Sanayi ve Ticaret AS	562,315	387,635
# *	Vestel Elektronik Sanayi ve Ticaret AS	304,127	1,025,983
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	341,276	600,992
*	Zorlu Enerji Elektrik Uretim AS	2,360,245	625,384
TOTAL TURKEY			57,746,022
UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Islamic Bank PJSC	3,046,982	7,831,791
	Abu Dhabi National Insurance Co. PSC	107,433	169,822
	Abu Dhabi Ship Building Co. PJSC	238,479	250,935
	Agthia Group PJSC	796,531	883,520
	Air Arabia PJSC	6,105,923	3,666,257
*	Ajman Bank PJSC	2,602,066	802,387
*	AL Seer Marine Supplies & Equipment Co. LLC	77,367	181,464
	AL Yah Satellite Communications Co-PJSC-Yah Sat	414,275	290,359
	Amanat Holdings PJSC	2,892,817	664,586
*	Amlak Finance PJSC	1,835,160	289,903
*	Apex Investment Co. PSC	2,329,559	1,830,424
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,357,072	2,327,166
*	Arkan Building Materials Co.	4,625,643	1,918,770
	Dana Gas PJSC	9,820,768	2,216,666
*	Deyaar Development PJSC	3,824,112	499,746
	Dubai Financial Market PJSC	4,059,981	1,569,286
	Dubai Investments PJSC	4,960,859	2,940,209
*	Emaar Development PJSC	2,327,665	2,834,300
	Emirates Integrated Telecommunications Co. PJSC	389,511	547,816
*	Eshraq Investments PJSC	4,979,704	650,732
*	Gulf Navigation Holding PJSC	2,073,309	403,632
*	Gulf Pharmaceutical Industries PSC	67,736	20,327
	Islamic Arab Insurance Co.	1,416,573	247,853
*	Manazel PJSC	3,606,737	374,622
*	Palms Sports PrJSC	50,999	126,838
*	RAK Properties PJSC	2,893,950	486,082
	Ras Al Khaimah Ceramics	679,137	516,576
*	SHUAA Capital PSC	2,423,689	262,758
*	Union Properties PJSC	5,011,944	374,477
TOTAL UNITED ARAB EMIRATES			35,179,304
UNITED STATES — (0.0%)
* ††	Rexlot Holdings	98,652,252	0
TOTAL COMMON STOCKS			4,018,504,175
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.7%)
*	Alpargatas SA	142,606	382,339
	Banco ABC Brasil SA	321,270	1,214,501
Ω	Banco BMG SA	228,449	100,807
	Banco do Estado do Rio Grande do Sul SA Class B	717,561	1,416,378
	Banco Pan SA	745,152	851,384

The Emerging Markets Small Cap Series
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Centrais Eletricas Santa Catarina	59,700	$618,134
	Cia de Saneamento do Parana	4,294,927	2,978,181
	Cia de Transmissao de Energia Eletrica Paulista	574,978	2,590,420
	Cia Energetica do Ceara Class A	95,539	815,873
	Cia Ferro Ligas da Bahia - FERBASA	172,103	1,922,992
	Cia Paranaense de Energia	2,481,095	3,797,669
	Eucatex SA Industria e Comercio	201,578	422,908
	Grazziotin SA	12,400	71,816
	Marcopolo SA	1,801,511	1,071,758
	Randon SA Implementos e Participacoes	606,987	968,539
	Schulz SA	355,700	341,244
	Taurus Armas SA	172,874	573,488
	Track & Field Co. SA	133,200	290,997
	Unipar Carbocloro SA Class B	265,449	4,462,581
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,414,621	2,377,069
TOTAL BRAZIL			27,269,078
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	598,934	903,656
	Embotelladora Andina SA Class B	112,369	278,979
TOTAL CHILE			1,182,635
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA	472,331	57,966
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	554,839	428,963
THAILAND — (0.1%)
*	Rabbit Holdings PLC	49,104,342	1,561,938
TOTAL PREFERRED STOCKS			30,500,580
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Empreendimentos Pague Menos SA Rights 02/28/23	16,780	1,818
*	Gafisa SA	1	1
TOTAL BRAZIL			1,819
CHILE — (0.0%)
*	Salfacorp SA Rights 02/07/23	274,145	14,810
INDIA — (0.0%)
*	Heritage Foods Ltd. Rights 02/13/23	54,004	91,952
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd Warrants 06/21/25	286,285	49,328
SOUTH KOREA — (0.0%)
*	LVMC Holdings Rights 02/28/23	49,796	33,957
TAIWAN — (0.0%)
*	Amazing Microelectronic Corp. Rights 02/17/23	12,267	11,849
THAILAND — (0.0%)
*	Aqua Corp PCL Warrants 05/31/24	224,800	477
*	Eastern Power Group PCL Warrants 06/29/25	355,102	4,195
*	Master Ad PCL Warrants 09/04/23	970,750	588

The Emerging Markets Small Cap Series
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Nawarat Patanakarn PCL	17,617	$0
* Power Solution Technologies PCL Warrants 11/11/25	1,903,573	15,570
TOTAL THAILAND		20,830
TOTAL RIGHTS/WARRANTS		224,545
TOTAL INVESTMENT SECURITIES (Cost $3,617,808,823)		4,049,229,300

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	3,676,451	42,529,191
TOTAL INVESTMENTS — (100.0%)
(Cost $3,660,332,356)^^			$4,091,758,491

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
As of January 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	555	03/17/23	$26,933,271	$28,987,650	$2,054,379
Total Futures Contracts			$26,933,271	$28,987,650	$2,054,379
Summary of the Series' investments as of January 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$170,573,896	$5,075,591	—	$175,649,487
Chile	103,097	29,207,617	—	29,310,714
China	53,766,890	1,012,200,589	$9,085,403	1,075,052,882
Colombia	2,936,694	902,306	—	3,839,000
Greece	65,020	15,570,792	—	15,635,812
Hong Kong	—	210,908	—	210,908
Hungary	—	1,702,144	—	1,702,144
India	461,742	668,111,075	8,541	668,581,358
Indonesia	1,794,655	77,914,818	306,931	80,016,404
Kuwait	415,724	34,177	—	449,901
Malaysia	—	67,683,500	—	67,683,500

The Emerging Markets Small Cap Series
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Mexico	$119,861,844	$5,250,198	—	$125,112,042
Philippines	—	44,595,747	$6,218	44,601,965
Poland	—	41,590,219	—	41,590,219
Qatar	—	29,780,269	—	29,780,269
Saudi Arabia	502,987	138,280,688	—	138,783,675
South Africa	6,709,686	139,269,939	—	145,979,625
South Korea	334,156	496,387,435	1,794,572	498,516,163
Taiwan	—	675,323,719	235,742	675,559,461
Thailand	103,930,277	3,586,969	6,074	107,523,320
Turkey	—	57,746,022	—	57,746,022
United Arab Emirates	—	35,179,304	—	35,179,304
Preferred Stocks
Brazil	27,168,271	100,807	—	27,269,078
Chile	—	1,182,635	—	1,182,635
Colombia	57,966	—	—	57,966
Philippines	—	428,963	—	428,963
Thailand	1,561,938	—	—	1,561,938
Rights/Warrants
Brazil	—	1,819	—	1,819
Chile	—	14,810	—	14,810
India	—	91,952	—	91,952
Malaysia	—	49,328	—	49,328
South Korea	—	33,957	—	33,957
Taiwan	—	11,849	—	11,849
Thailand	—	20,830	—	20,830
Securities Lending Collateral	—	42,529,191	—	42,529,191
Futures Contracts**	2,054,379	—	—	2,054,379
TOTAL	$492,299,222	$3,590,070,167	$11,443,481^	$4,093,812,870
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), The Trust consists of ten operational portfolios, eight of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), Topic 946, Financial Services-Investment Companies.
SECURITY VALUATION
The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)
Securities held by the Domestic Equity Portfolio (The U.S. Large Cap Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Series.
2.    FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
The U.S. Large Cap Value Series	$16,548,903
The DFA International Value Series	10,740,187
The Japanese Small Company Series	2,882,026
The Asia Pacific Small Company Series	1,526,563

Federal Tax Cost
The United Kingdom Small Company Series	$1,361,974
The Continental Small Company Series	4,527,885
The Emerging Markets Series	3,015,951
The Emerging Markets Small Cap Series	3,749,704
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occured during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Series' financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Series could enter, eliminates the asset segregation framework previously used by the Series to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Series began complying with the Derivatives Rule on August 19, 2022.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the 1940 Act, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC rescinded previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021 and the Series began complying with the Valuation Rule on August 1, 2022.
OTHER
The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series' and the Trust's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
On March 10 and March 12, 2023, Federal Deposit Insurance Corporation (FDIC) named itself as the receiver of two banking institutions, Silicon Valley Bank (SVB) and Signature Bank (SB) respectively. As of March 10, 2023 the Series did not have material exposure to SVB or SB. The reported valuations as of January 31, 2023 may be impacted by current market conditions. Management is currently evaluating the effect on the Series.